UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08532

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	2/28/2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Conservative Fund

February 28, 2014

Strategic Allocation: Conservative - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 45.6%
AEROSPACE AND DEFENSE — 1.6%
AAR Corp.	437	12,629
Aerovironment, Inc.(1)	207	6,467
Airbus Group NV	5,389	397,138
Alliant Techsystems, Inc.	995	134,116
American Science & Engineering, Inc.	618	40,634
B/E Aerospace, Inc.(1)	2,480	208,940
Boeing Co. (The)	10,969	1,414,123
General Dynamics Corp.	14,011	1,534,765
Honeywell International, Inc.	20,436	1,929,976
KEYW Holding Corp. (The)(1)	1,003	18,355
Lockheed Martin Corp.	1,156	187,619
Northrop Grumman Corp.	4,058	491,140
Precision Castparts Corp.	1,868	481,720
Raytheon Co.	10,003	979,394
Rockwell Collins, Inc.	2,730	225,334
Rolls-Royce Holdings plc	12,107	202,535
Textron, Inc.	17,542	696,417
United Technologies Corp.	7,504	878,118
Zodiac Aerospace	6,000	211,890
		10,051,310
AIR FREIGHT AND LOGISTICS†
United Parcel Service, Inc., Class B	1,868	178,898
AIRLINES — 0.4%
Alaska Air Group, Inc.	2,754	238,606
Delta Air Lines, Inc.	13,063	433,822
International Consolidated Airlines Group SA(1)	61,950	453,337
JetBlue Airways Corp.(1)	1,254	11,073
Southwest Airlines Co.	46,305	1,039,084
Spirit Airlines, Inc.(1)	918	51,849
		2,227,771
AUTO COMPONENTS — 0.5%
American Axle & Manufacturing Holdings, Inc.(1)	3,584	69,279
Autoliv, Inc.	3,042	293,066
BorgWarner, Inc.	16,258	999,054
Bridgestone Corp.	7,900	284,655
Continental AG	2,370	576,896
Dana Holding Corp.	1,005	21,788
Goodyear Tire & Rubber Co. (The)	1,950	52,396
Johnson Controls, Inc.	5,398	266,661
Magna International, Inc.	402	35,826
Stanley Electric Co. Ltd.	6,100	139,838

Superior Industries International, Inc.	883	16,141
Tower International, Inc.(1)	1,004	25,783
Valeo SA	3,990	558,726
		3,340,109
AUTOMOBILES — 0.4%
Daimler AG	7,361	686,030
Ford Motor Co.	45,780	704,554
Fuji Heavy Industries Ltd.	10,500	284,038
Harley-Davidson, Inc.	10,354	683,985
Honda Motor Co., Ltd.	10,200	365,524
Tesla Motors, Inc.(1)	100	24,481
		2,748,612
BEVERAGES — 0.7%
Anheuser-Busch InBev NV	2,478	259,778
Boston Beer Co., Inc., Class A(1)	47	11,127
Brown-Forman Corp., Class B	5,302	444,308
Coca-Cola Co. (The)	1,486	56,765
Constellation Brands, Inc., Class A(1)	7,300	591,519
Dr Pepper Snapple Group, Inc.	4,740	247,002
Monster Beverage Corp.(1)	2,950	218,300
PepsiCo, Inc.	30,455	2,438,532
		4,267,331
BIOTECHNOLOGY — 0.9%
ACADIA Pharmaceuticals, Inc.(1)	550	15,565
Acorda Therapeutics, Inc.(1)	342	12,531
Aegerion Pharmaceuticals, Inc.(1)	224	12,266
Alexion Pharmaceuticals, Inc.(1)	2,324	410,883
Alnylam Pharmaceuticals, Inc.(1)	1,091	88,633
Amgen, Inc.	7,792	966,364
Arena Pharmaceuticals, Inc.(1)	1,416	9,218
Biogen Idec, Inc.(1)	2,303	784,586
BioMarin Pharmaceutical, Inc.(1)	2,820	228,420
Celldex Therapeutics, Inc.(1)	590	17,240
Cepheid, Inc.(1)	437	23,449
Clovis Oncology, Inc.(1)	140	11,147
CSL Ltd.	7,335	472,577
Dyax Corp.(1)	880	8,510
Exact Sciences Corp.(1)	600	8,070
Exelixis, Inc.(1)	1,632	11,522
Gilead Sciences, Inc.(1)	9,715	804,305
Halozyme Therapeutics, Inc.(1)	720	10,145
ImmunoGen, Inc.(1)	555	9,102
Incyte Corp. Ltd.(1)	4,578	294,182
Intercept Pharmaceuticals, Inc.(1)	50	20,525
InterMune, Inc.(1)	640	19,225
Ironwood Pharmaceuticals, Inc.(1)	805	11,680
Isis Pharmaceuticals, Inc.(1)	621	31,671

Keryx Biopharmaceuticals, Inc.(1)	664	10,657
MannKind Corp.(1)	1,420	8,790
Myriad Genetics, Inc.(1)	1,854	67,133
Neurocrine Biosciences, Inc.(1)	510	8,991
NPS Pharmaceuticals, Inc.(1)	530	18,539
Opko Health, Inc.(1)	1,284	12,224
PDL BioPharma, Inc.	1,163	9,967
Pharmacyclics, Inc.(1)	704	97,617
Puma Biotechnology, Inc.(1)	160	18,602
Regeneron Pharmaceuticals, Inc.(1)	1,606	533,995
Synageva BioPharma Corp.(1)	160	18,347
United Therapeutics Corp.(1)	2,971	301,319
		5,387,997
BUILDING PRODUCTS — 0.3%
Allegion plc(1)	4,150	225,552
American Woodmark Corp.(1)	441	14,160
Apogee Enterprises, Inc.	733	25,091
Cie de St-Gobain	2,800	168,120
Continental Building Products, Inc.(1)	712	13,920
Daikin Industries Ltd.	7,200	412,955
Fortune Brands Home & Security, Inc.	8,666	405,049
Insteel Industries, Inc.	174	3,463
Lennox International, Inc.	3,648	335,178
LIXIL Group Corp.	5,700	166,402
Masco Corp.	11,580	270,393
NCI Building Systems, Inc.(1)	668	11,396
		2,051,679
CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	3,361	632,036
Ameriprise Financial, Inc.	5,490	598,355
Bank of New York Mellon Corp. (The)	11,840	378,880
BlackRock, Inc.	1,750	533,470
Blackstone Group LP	2,000	66,700
Charles Schwab Corp. (The)	4,155	110,149
Evercore Partners, Inc., Class A	630	35,053
Financial Engines, Inc.	1,090	61,596
Franklin Resources, Inc.	24,364	1,297,383
Goldman Sachs Group, Inc. (The)	5,120	852,224
HFF, Inc., Class A	780	24,882
KKR & Co. LP	5,278	127,411
Lazard Ltd. Class A	2,860	128,671
Manning & Napier, Inc.	935	13,735
Morgan Stanley	14,490	446,292
Northern Trust Corp.	19,439	1,202,302
PennantPark Investment Corp.	907	10,376
Solar Capital Ltd.	689	15,310
State Street Corp.	6,531	428,891

Stifel Financial Corp.(1)	251	12,071
UBS AG	16,851	361,544
Walter Investment Management Corp.(1)	178	4,548
		7,341,879
CHEMICALS — 1.1%
Akzo Nobel NV	6,089	504,363
Cabot Corp.	700	37,898
Chemtura Corp.(1)	1,320	32,670
Dow Chemical Co. (The)	22,172	1,079,998
E.I. du Pont de Nemours & Co.	3,470	231,171
Eastman Chemical Co.	1,583	138,402
Flotek Industries, Inc.(1)	1,005	25,577
FMC Corp.	5,346	412,604
Hawkins, Inc.	433	15,428
Innophos Holdings, Inc.	788	43,277
Johnson Matthey plc	7,230	394,930
Koninklijke DSM NV	3,111	198,796
Kronos Worldwide, Inc.	566	8,648
LyondellBasell Industries NV, Class A	12,983	1,143,543
Minerals Technologies, Inc.	163	8,720
Monsanto Co.	6,140	675,523
Olin Corp.	2,798	73,280
PolyOne Corp.	550	20,625
PPG Industries, Inc.	2,863	566,359
Scotts Miracle-Gro Co. (The), Class A	2,510	143,346
Sensient Technologies Corp.	208	10,905
Sherwin-Williams Co. (The)	1,520	304,730
Sigma-Aldrich Corp.	2,736	258,306
Sika AG	60	221,308
Symrise AG	4,240	208,290
Tronox Ltd. Class A	1,987	47,072
Westlake Chemical Corp.	1,062	141,596
		6,947,365
COMMERCIAL BANKS — 2.4%
American National Bankshares, Inc.	663	14,891
Banco Espirito Santo SA(1)	82,900	162,028
Banco Popular Espanol SA	63,590	458,528
Bank of Ireland(1)	654,921	351,651
Bank of Nova Scotia	2,724	155,770
Bank of the Ozarks, Inc.	251	15,918
Bankia SA(1)	126,248	265,050
BankUnited, Inc.	2,011	67,328
BNP Paribas SA	8,867	727,738
BOK Financial Corp.	1,871	121,110
Boston Private Financial Holdings, Inc.	761	9,923
Cathay General Bancorp.	1,602	40,707
Central Pacific Financial Corp.	640	12,627

Comerica, Inc.	5,210	251,018
Commerce Bancshares, Inc.	11,328	505,908
Commonwealth Bank of Australia	5,675	378,084
Cullen/Frost Bankers, Inc.	4,524	337,671
DBS Group Holdings Ltd.	10,000	130,320
East West Bancorp., Inc.	5,010	178,807
Erste Group Bank AG	6,494	230,456
F.N.B. Corp.	2,530	30,841
First Horizon National Corp.	2,158	25,831
First Interstate Bancsystem, Inc.	852	22,067
First NBC Bank Holding Co.(1)	603	20,122
First Niagara Financial Group, Inc.	1,994	18,086
FirstMerit Corp.	894	18,559
Flushing Financial Corp.	578	11,976
Fulton Financial Corp.	1,026	12,630
Heritage Financial Corp.	742	13,156
Home Bancshares, Inc.	1,341	45,004
HSBC Holdings plc (Hong Kong)	32,838	348,033
KBC Groep NV	6,790	430,936
KeyCorp	24,196	318,661
Lakeland Financial Corp.	420	15,960
Lloyds Banking Group plc(1)	358,865	495,954
M&T Bank Corp.	4,390	511,830
MB Financial, Inc.	539	16,456
National Bankshares, Inc.	479	17,244
OFG Bancorp	2,015	32,240
Pacific Continental Corp.	839	12,107
Park Sterling Corp.	2,577	16,905
Pinnacle Financial Partners, Inc.	709	25,581
PNC Financial Services Group, Inc. (The)	17,551	1,435,321
Popular, Inc.(1)	900	25,731
PrivateBancorp, Inc.	723	20,866
Prosperity Bancshares, Inc.	223	14,118
Renasant Corp.	420	12,205
Royal Bank of Scotland Group plc(1)	25,500	140,017
Signature Bank(1)	1,349	176,625
Skandinaviska Enskilda Banken AB A Shares	15,230	214,139
Sumitomo Mitsui Financial Group, Inc.	9,200	410,416
SunTrust Banks, Inc.	21,553	812,117
SVB Financial Group(1)	2,750	346,252
TCF Financial Corp.	706	11,381
Texas Capital Bancshares, Inc.(1)	1,283	80,765
U.S. Bancorp	25,720	1,058,121
UniCredit SpA	45,410	361,347
Valley National Bancorp	3,397	34,242
ViewPoint Financial Group, Inc.	1,138	28,450
Washington Banking Co.	764	14,073

Wells Fargo & Co.	47,632	2,211,077
Westamerica Bancorp.	6,072	305,300
		14,588,275
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	39,253	1,205,460
Deluxe Corp.	1,368	69,057
G&K Services, Inc., Class A	286	17,912
KAR Auction Services, Inc.	4,580	142,713
Multi-Color Corp.	1,759	59,577
Republic Services, Inc.	40,105	1,367,982
Stericycle, Inc.(1)	1,810	206,340
Tyco International Ltd.	25,523	1,076,560
Waste Management, Inc.	4,629	192,103
		4,337,704
COMMUNICATIONS EQUIPMENT — 0.9%
Ciena Corp.(1)	7,706	189,336
Cisco Systems, Inc.	83,507	1,820,453
CommScope Holding Co., Inc.(1)	599	14,490
F5 Networks, Inc.(1)	2,050	230,297
Harris Corp.	1,848	136,419
Palo Alto Networks, Inc.(1)	1,760	125,224
Polycom, Inc.(1)	1,819	24,302
QUALCOMM, Inc.	34,047	2,563,399
Riverbed Technology, Inc.(1)	1,396	31,103
Telefonaktiebolaget LM Ericsson B Shares	26,150	338,924
Ubiquiti Networks, Inc.(1)	1,230	60,774
		5,534,721
COMPUTERS AND PERIPHERALS — 1.2%
Apple, Inc.	6,637	3,492,655
EMC Corp.	24,129	636,282
Hewlett-Packard Co.	27,658	826,421
NetApp, Inc.	17,068	689,718
SanDisk Corp.	11,952	888,034
Seagate Technology plc	8,187	427,279
Silicon Graphics International Corp.(1)	2,188	26,934
Western Digital Corp.	7,929	689,744
		7,677,067
CONSTRUCTION AND ENGINEERING — 0.2%
EMCOR Group, Inc.	162	7,578
Granite Construction, Inc.	665	24,445
Great Lakes Dredge & Dock Corp.(1)	1,430	11,812
Koninklijke Boskalis Westminster NV	1,400	70,079
MasTec, Inc.(1)	8,801	360,313
Northwest Pipe Co.(1)	522	18,505
Quanta Services, Inc.(1)	8,707	306,574
URS Corp.	491	22,832

Vinci SA	1,540	115,062
		937,200
CONSTRUCTION MATERIALS — 0.1%
Caesarstone Sdot-Yam Ltd.	570	33,698
Headwaters, Inc.(1)	3,043	40,563
James Hardie Industries SE	23,640	305,880
		380,141
CONSUMER FINANCE — 0.4%
American Express Co.	8,219	750,230
Capital One Financial Corp.	7,850	576,425
Cash America International, Inc.	9,584	383,552
Discover Financial Services	4,419	253,562
Portfolio Recovery Associates, Inc.(1)	4,255	230,749
Santander Consumer USA Holdings, Inc.(1)	9,345	236,709
		2,431,227
CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	6,143	241,297
Berry Plastics Group, Inc.(1)	2,581	62,796
Graphic Packaging Holding Co.(1)	6,689	68,495
Packaging Corp. of America	7,040	513,146
Silgan Holdings, Inc.	677	32,638
Sonoco Products Co.	7,135	299,527
		1,217,899
DISTRIBUTORS†
LKQ Corp.(1)	6,430	179,333
Pool Corp.	639	37,356
		216,689
DIVERSIFIED CONSUMER SERVICES†
Graham Holdings Co., Class B	33	23,717
Grand Canyon Education, Inc.(1)	281	13,319
LifeLock, Inc.(1)	1,561	31,080
Sotheby's	241	11,329
Steiner Leisure, Ltd.(1)	682	30,158
		109,603
DIVERSIFIED FINANCIAL SERVICES — 1.5%
Bank of America Corp.	65,464	1,082,120
Berkshire Hathaway, Inc., Class B(1)	12,442	1,440,535
Citigroup, Inc.	47,992	2,333,851
Compass Diversified Holdings	779	14,598
ING Groep NV CVA(1)	36,490	532,381
JPMorgan Chase & Co.	44,270	2,515,421
MarketAxess Holdings, Inc.	491	28,989
Moody's Corp.	6,081	480,399
MSCI, Inc., Class A(1)	6,918	302,386
ORIX Corp.	32,900	484,917
PHH Corp.(1)	761	19,809
		9,235,406

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc.	48,885	1,560,898
BT Group plc	72,930	500,468
CenturyLink, Inc.	24,727	772,966
Iliad SA	921	224,631
tw telecom, inc., Class A(1)	7,390	226,208
Verizon Communications, Inc.	13,908	661,743
		3,946,914
ELECTRIC UTILITIES — 0.9%
American Electric Power Co., Inc.	8,620	432,724
Edison International	10,297	539,254
El Paso Electric Co.	899	31,690
Empire District Electric Co. (The)	6,514	154,642
Great Plains Energy, Inc.	21,927	576,022
IDACORP, Inc.	83	4,664
Northeast Utilities	5,599	248,876
Pinnacle West Capital Corp.	6,900	383,985
PNM Resources, Inc.	86	2,249
Portland General Electric Co.	7,555	240,249
PPL Corp.	13,890	448,508
Southern Co. (The)	5,530	234,195
Westar Energy, Inc.	30,741	1,051,957
Xcel Energy, Inc.	31,657	958,891
		5,307,906
ELECTRICAL EQUIPMENT — 0.6%
Acuity Brands, Inc.	2,980	420,329
Brady Corp., Class A	6,514	174,250
Eaton Corp. plc	8,550	638,770
Emerson Electric Co.	8,812	575,071
EnerSys	500	35,520
Nidec Corp.	4,500	552,275
Regal-Beloit Corp.	2,358	173,761
Rockwell Automation, Inc.	8,064	990,582
Schneider Electric SA	3,630	324,429
		3,884,987
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Belden, Inc.	429	30,944
CDW Corp.	1,167	30,540
Cognex Corp.(1)	468	17,625
FEI Co.	460	47,219
FLIR Systems, Inc.	740	25,263
Ingram Micro, Inc. Class A(1)	604	17,788
Keyence Corp.	1,000	429,105
Littelfuse, Inc.	522	49,261
Measurement Specialties, Inc.(1)	109	6,649
Murata Manufacturing Co. Ltd.	2,900	276,151
Omron Corp.	5,900	247,838

TE Connectivity Ltd.	12,033	704,893
Trimble Navigation Ltd.(1)	5,399	205,972
TTM Technologies, Inc.(1)	2,194	18,430
Vishay Intertechnology, Inc.	1,162	16,431
		2,124,109
ENERGY EQUIPMENT AND SERVICES — 0.9%
Baker Hughes, Inc.	9,246	585,087
Bristow Group, Inc.	251	19,478
Cal Dive International, Inc.(1)	2,337	4,137
Cameron International Corp.(1)	3,773	241,698
Core Laboratories NV	877	164,920
Dril-Quip, Inc.(1)	1,917	206,193
Frank's International NV	5,000	118,200
Geospace Technologies Corp.(1)	187	14,356
Gulfmark Offshore, Inc. Class A	428	20,304
Halliburton Co.	10,000	570,000
Helix Energy Solutions Group, Inc.(1)	435	10,283
Hornbeck Offshore Services, Inc.(1)	304	12,999
Matrix Service Co.(1)	712	23,047
McDermott International, Inc.(1)	1,792	14,927
Nabors Industries Ltd.	24,316	559,754
National Oilwell Varco, Inc.	8,590	661,774
Natural Gas Services Group, Inc.(1)	430	13,975
Oceaneering International, Inc.	3,823	273,650
RPC, Inc.	5,990	110,276
Schlumberger Ltd.	17,736	1,649,448
Tetra Technologies, Inc.(1)	1,366	16,392
		5,290,898
FOOD AND STAPLES RETAILING — 0.6%
Carrefour SA	7,400	272,924
Casey's General Stores, Inc.	240	16,438
Costco Wholesale Corp.	3,240	378,432
CVS Caremark Corp.	11,680	854,275
Distribuidora Internacional de Alimentacion SA	22,430	192,572
Kroger Co. (The)	10,984	460,669
Rite Aid Corp.(1)	8,381	55,231
Seven & I Holdings Co. Ltd.	3,700	138,627
Sprouts Farmers Market, Inc.(1)	5,070	197,831
Sysco Corp.	18,327	660,139
United Natural Foods, Inc.(1)	2,395	173,350
Village Super Market, Inc., Class A	528	14,473
Wal-Mart Stores, Inc.	3,660	273,402
Walgreen Co.	2,267	154,043
Weis Markets, Inc.	326	16,443
Wesfarmers Ltd.	3,756	143,954
		4,002,803
FOOD PRODUCTS — 1.1%

Archer-Daniels-Midland Co.	13,461	546,517
Associated British Foods plc	11,176	561,069
Campbell Soup Co.	3,390	146,821
ConAgra Foods, Inc.	8,363	237,509
Danone SA	2,270	160,361
General Mills, Inc.	24,651	1,233,289
Hain Celestial Group, Inc. (The)(1)	2,764	246,825
Hershey Co. (The)	2,183	231,005
Hillshire Brands Co.	13,765	516,876
J&J Snack Foods Corp.	281	26,099
Kellogg Co.	10,269	623,226
Kraft Foods Group, Inc.	4,850	268,059
Mead Johnson Nutrition Co.	7,396	603,144
Mondelez International, Inc. Class A	14,451	491,768
Nestle SA	2,450	185,526
Pilgrim's Pride Corp.(1)	3,162	55,430
Snyders-Lance, Inc.	245	6,637
TreeHouse Foods, Inc.(1)	542	38,623
Tyson Foods, Inc., Class A	11,713	462,078
		6,640,862
GAS UTILITIES — 0.2%
AGL Resources, Inc.	3,775	177,576
Atmos Energy Corp.	1,334	61,497
Laclede Group, Inc. (The)	7,977	365,746
South Jersey Industries, Inc.	420	24,016
Southwest Gas Corp.	2,522	136,238
WGL Holdings, Inc.	5,926	238,166
		1,003,239
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.5%
Abaxis, Inc.(1)	175	6,641
Abbott Laboratories	22,840	908,575
Align Technology, Inc.(1)	590	30,875
Arthrocare Corp.(1)	201	9,698
Becton Dickinson and Co.	3,215	370,432
Boston Scientific Corp.(1)	20,127	263,664
C.R. Bard, Inc.	4,959	714,889
CareFusion Corp.(1)	10,844	439,507
Cie Generale d'Optique Essilor International SA	2,954	308,497
Coloplast A/S B Shares	1,910	160,883
Cooper Cos., Inc. (The)	1,343	172,186
Cyberonics, Inc.(1)	204	13,968
DENTSPLY International, Inc.	4,139	187,828
DexCom, Inc.(1)	517	23,317
Endologix, Inc.(1)	570	7,695
Globus Medical, Inc.(1)	440	10,410
GN Store Nord A/S	15,640	386,769
HeartWare International, Inc.(1)	119	11,428

Hill-Rom Holdings, Inc.	1,821	68,888
ICU Medical, Inc.(1)	111	6,422
IDEXX Laboratories, Inc.(1)	1,718	216,296
Insulet Corp.(1)	435	20,623
Integra LifeSciences Holdings Corp.(1)	188	8,844
Masimo Corp.(1)	399	10,194
Medtronic, Inc.	36,504	2,163,227
Meridian Bioscience, Inc.	380	7,927
Neogen Corp.(1)	259	11,220
Orthofix International NV(1)	751	16,687
Smith & Nephew plc	17,240	274,691
St. Jude Medical, Inc.	7,248	487,935
STERIS Corp.	4,950	228,443
Stryker Corp.	11,558	927,414
Teleflex, Inc.	3,610	368,184
Thoratec Corp.(1)	430	15,970
Utah Medical Products, Inc.	337	18,532
West Pharmaceutical Services, Inc.	444	20,238
Zimmer Holdings, Inc.	3,565	334,540
		9,233,537
HEALTH CARE PROVIDERS AND SERVICES — 0.6%
Acadia Healthcare Co., Inc.(1)	265	13,102
Aetna, Inc.	6,810	495,155
Air Methods Corp.(1)	503	27,172
AmerisourceBergen Corp.	3,630	246,296
AMN Healthcare Services, Inc.(1)	1,065	14,835
Cardinal Health, Inc.	4,424	316,449
Catamaran Corp.(1)	5,053	227,789
Centene Corp.(1)	352	22,415
Chemed Corp.	137	11,590
Cigna Corp.	2,033	161,807
Emeritus Corp.(1)	351	11,067
Ensign Group, Inc. (The)	180	7,128
Express Scripts Holding Co.(1)	4,862	366,157
HealthSouth Corp.	751	24,543
IPC The Hospitalist Co., Inc.(1)	158	8,110
LifePoint Hospitals, Inc.(1)	8,908	483,259
Molina Healthcare, Inc.(1)	240	9,043
MWI Veterinary Supply, Inc.(1)	90	14,663
National Healthcare Corp.	178	9,167
Patterson Cos., Inc.	6,375	262,395
PharMerica Corp.(1)	320	7,712
Quest Diagnostics, Inc.	12,176	645,328
Team Health Holdings, Inc.(1)	467	21,024
WellCare Health Plans, Inc.(1)	159	9,829
WellPoint, Inc.	5,010	453,856
		3,869,891

HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	220	42,651
Cerner Corp.(1)	2,688	164,963
HMS Holdings Corp.(1)	611	12,501
MedAssets, Inc.(1)	1,051	25,529
Medidata Solutions, Inc.(1)	2,590	166,019
Quality Systems, Inc.	344	6,006
Veeva Systems, Inc. Class A(1)	498	17,579
		435,248
HOTELS, RESTAURANTS AND LEISURE — 0.9%
Accor SA	9,180	469,150
Bally Technologies, Inc.(1)	4,483	303,723
Buffalo Wild Wings, Inc.(1)	130	18,850
Carnival Corp.	14,222	564,044
Carnival plc	3,080	127,032
Cedar Fair LP	418	22,238
Chipotle Mexican Grill, Inc.(1)	1,220	689,556
ClubCorp Holdings, Inc.	824	14,354
Cracker Barrel Old Country Store, Inc.	1,245	123,815
Del Frisco's Restaurant Group, Inc.(1)	369	9,609
Dunkin' Brands Group, Inc.	1,980	102,307
Hilton Worldwide Holdings, Inc.(1)	6,830	152,719
International Game Technology	30,847	465,481
Las Vegas Sands Corp.	7,542	642,955
Marriott International, Inc. Class A	8,975	486,714
Noodles & Co.(1)	3,900	155,259
Orient-Express Hotels Ltd. Class A(1)	942	14,507
Oriental Land Co. Ltd.	1,200	180,053
Papa John's International, Inc.	1,498	76,248
Ruth's Hospitality Group, Inc.	1,610	19,900
Sands China Ltd.	30,800	257,575
Scientific Games Corp. Class A(1)	1,472	19,725
Six Flags Entertainment Corp.	888	36,230
Town Sports International Holdings, Inc.	1,032	9,371
Whitbread plc	6,888	517,544
Wyndham Worldwide Corp.	2,822	205,667
		5,684,626
HOUSEHOLD DURABLES — 0.3%
Cavco Industries, Inc.(1)	406	31,851
Helen of Troy Ltd.(1)	163	10,646
Libbey, Inc.(1)	844	19,657
M.D.C. Holdings, Inc.	469	14,628
Mohawk Industries, Inc.(1)	3,141	444,546
Newell Rubbermaid, Inc.	7,641	245,352
Panasonic Corp.	15,500	194,340
Ryland Group, Inc. (The)	250	11,647
Sony Corp.	6,600	115,437

Standard Pacific Corp.(1)	3,959	36,066
Whirlpool Corp.	2,955	427,382
		1,551,552
HOUSEHOLD PRODUCTS — 0.7%
Central Garden and Pet Co.(1)	1,872	13,778
Church & Dwight Co., Inc.	6,924	470,693
Energizer Holdings, Inc.	3,994	388,776
Kimberly-Clark Corp.	5,279	582,537
Procter & Gamble Co. (The)	21,118	1,661,142
Reckitt Benckiser Group plc	4,160	342,316
Spectrum Brands Holdings, Inc.	270	21,063
Svenska Cellulosa AB B Shares	15,728	477,606
Unicharm Corp.	4,000	226,786
		4,184,697
INDUSTRIAL CONGLOMERATES — 0.6%
Danaher Corp.	13,646	1,043,782
General Electric Co.	81,783	2,083,013
Koninklijke Philips Electronics NV	9,973	349,099
Siemens AG	1,030	137,565
		3,613,459
INSURANCE — 1.9%
ACE Ltd.	4,502	440,611
Aflac, Inc.	8,452	541,604
AIA Group Ltd.	55,400	270,912
Allied World Assurance Co. Holdings Ltd.	210	20,941
Allstate Corp. (The)	17,182	932,295
American Equity Investment Life Holding Co.	405	8,853
American International Group, Inc.	25,696	1,278,890
AMERISAFE, Inc.	496	21,596
Amtrust Financial Services, Inc.	7,444	281,383
Argo Group International Holdings Ltd.	352	15,537
Arthur J Gallagher & Co.	5,150	237,930
Aspen Insurance Holdings Ltd.	7,598	285,381
AXA SA	14,380	375,935
Baldwin & Lyons, Inc., Class B	890	22,882
Chubb Corp. (The)	7,098	620,933
CNO Financial Group, Inc.	1,311	23,939
Endurance Specialty Holdings Ltd.	334	17,415
Everest Re Group Ltd.	972	145,061
First American Financial Corp.	5,486	147,793
Hanover Insurance Group, Inc. (The)	194	11,415
HCC Insurance Holdings, Inc.	9,287	407,699
Hiscox Ltd.	23,090	252,098
Infinity Property & Casualty Corp.	190	14,012
Marsh & McLennan Cos., Inc.	3,866	186,187
MetLife, Inc.	18,680	946,516
Old Republic International Corp.	17,553	273,125

Platinum Underwriters Holdings Ltd.	156	9,145
Principal Financial Group, Inc.	5,590	253,506
Prudential Financial, Inc.	6,830	577,681
Prudential plc	12,650	287,031
Reinsurance Group of America, Inc.	5,780	445,002
RenaissanceRe Holdings Ltd.	4,645	443,644
St. James's Place plc	17,880	261,983
Symetra Financial Corp.	9,461	186,382
Torchmark Corp.	1,131	87,664
Travelers Cos., Inc. (The)	13,578	1,138,380
United Fire Group, Inc.	419	12,143
Unum Group	7,052	245,269
Validus Holdings Ltd.	269	9,902
		11,738,675
INTERNET AND CATALOG RETAIL — 0.3%
HSN, Inc.	472	27,069
Netflix, Inc.(1)	420	187,165
Orbitz Worldwide, Inc.(1)	1,466	14,161
priceline.com, Inc.(1)	755	1,018,374
Rakuten, Inc.	24,600	352,672
Shutterfly, Inc.(1)	354	19,314
TripAdvisor, Inc.(1)	3,590	359,862
		1,978,617
INTERNET SOFTWARE AND SERVICES — 0.9%
Care.com, Inc.(1)	2,355	43,591
comScore, Inc.(1)	1,030	32,569
CoStar Group, Inc.(1)	1,826	367,099
Dealertrack Technologies, Inc.(1)	599	32,388
eBay, Inc.(1)	1,248	73,345
Facebook, Inc., Class A(1)	11,263	771,065
Global Eagle Entertainment, Inc.(1)	2,450	43,071
Google, Inc., Class A(1)	3,055	3,713,811
LinkedIn Corp., Class A(1)	2,384	486,431
Shutterstock, Inc.(1)	430	42,733
Textura Corp.(1)	760	20,452
Web.com Group, Inc.(1)	1,380	50,301
Xoom Corp.(1)	1,594	44,680
Yelp, Inc.(1)	160	15,107
		5,736,643
IT SERVICES — 0.6%
Alliance Data Systems Corp.(1)	2,036	580,484
Amadeus IT Holding SA A Shares	5,180	227,833
Amdocs Ltd.	1,351	60,092
EVERTEC, Inc.	1,397	33,891
FleetCor Technologies, Inc.(1)	418	54,311
iGATE Corp.(1)	760	25,726
International Business Machines Corp.	4,430	820,303

MasterCard, Inc., Class A	7,472	580,724
MAXIMUS, Inc.	924	44,158
MoneyGram International, Inc.(1)	1,097	20,876
SYKES Enterprises, Inc.(1)	796	15,665
VeriFone Systems, Inc.(1)	690	19,976
Virtusa Corp.(1)	909	33,060
Visa, Inc., Class A	5,042	1,139,190
Wirecard AG	2,378	111,567
		3,767,856
LEISURE EQUIPMENT AND PRODUCTS — 0.1%
Brunswick Corp.	1,167	52,270
Hasbro, Inc.	8,336	459,814
Malibu Boats, Inc.(1)	269	4,957
Mattel, Inc.	3,122	116,482
Polaris Industries, Inc.	1,330	178,260
		811,783
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	2,686	152,914
Bio-Rad Laboratories, Inc. Class A(1)	1,598	207,293
Covance, Inc.(1)	2,890	299,288
Furiex Pharmaceuticals, Inc.(1)	70	6,477
Luminex Corp.(1)	357	6,597
PAREXEL International Corp.(1)	580	31,071
Waters Corp.(1)	2,940	327,516
		1,031,156
MACHINERY — 0.9%
Albany International Corp., Class A	384	13,855
Altra Industrial Motion Corp.	631	22,337
Barnes Group, Inc.	181	6,959
Briggs & Stratton Corp.	1,157	26,356
Caterpillar, Inc.	3,623	351,322
Dover Corp.	5,155	486,117
Dynamic Materials Corp.	1,046	21,715
EnPro Industries, Inc.(1)	132	9,455
FANUC Corp.	1,500	260,219
Flowserve Corp.	4,150	337,022
Global Brass & Copper Holdings, Inc.	1,941	32,861
Graham Corp.	400	13,908
Hardinge, Inc.	871	12,847
Ingersoll-Rand plc	4,810	294,083
ITT Corp.	775	34,023
Kadant, Inc.	425	17,064
Kennametal, Inc.	499	21,826
Komatsu Ltd.	8,800	184,267
Middleby Corp.(1)	1,653	490,214
Mueller Water Products, Inc. Class A	4,094	39,507
PACCAR, Inc.	8,360	550,422

Parker-Hannifin Corp.	4,341	523,308
Pentair Ltd.	3,120	252,127
RBC Bearings, Inc.(1)	360	23,130
Rexnord Corp.(1)	389	11,666
SKF AB B Shares	6,374	170,692
Snap-On, Inc.	2,987	335,052
Stanley Black & Decker, Inc.	2,870	238,325
WABCO Holdings, Inc.(1)	5,167	529,359
Wabtec Corp.	213	16,906
		5,326,944
MEDIA — 1.1%
AMC Entertainment Holdings, Inc. Class A(1)	609	13,940
AMC Networks, Inc.(1)	2,040	155,081
CBS Corp., Class B	10,115	678,514
Comcast Corp., Class A	34,129	1,764,128
Cumulus Media, Inc. Class A(1)	4,607	30,222
Discovery Communications, Inc. Class A(1)	4,109	342,362
E.W. Scripps Co. (The), Class A(1)	470	9,221
Entercom Communications Corp., Class A(1)	3,342	33,052
Entravision Communications Corp., Class A	10,655	70,643
Harte-Hanks, Inc.	906	7,239
ITV plc	98,672	333,602
John Wiley & Sons, Inc., Class A	496	28,783
Journal Communications, Inc., Class A(1)	1,751	16,057
LIN Media LLC(1)	1,141	26,015
Lions Gate Entertainment Corp.	3,604	110,823
Media General, Inc. Class A(1)	154	2,921
Nexstar Broadcasting Group, Inc. Class A	350	14,938
Publicis Groupe SA	2,996	284,514
Regal Entertainment Group, Class A	1,999	36,782
Schibsted ASA	2,380	156,829
Scripps Networks Interactive, Inc. Class A	3,683	299,207
Sinclair Broadcast Group, Inc., Class A	612	18,128
Sky Deutschland AG(1)	29,072	304,572
Time Warner Cable, Inc.	1,850	259,648
Time Warner, Inc.	16,603	1,114,559
Tribune Co.(1)	1,920	152,160
Viacom, Inc., Class B	6,070	532,521
Walt Disney Co. (The)	3,448	278,633
		7,075,094
METALS AND MINING — 0.4%
Allegheny Technologies, Inc.	695	22,087
AM Castle & Co.(1)	1,265	18,494
BHP Billiton Ltd.	15,951	546,296
Century Aluminum Co.(1)	576	6,820
Compass Minerals International, Inc.	394	33,628
Freeport-McMoRan Copper & Gold, Inc.	17,790	580,310

Haynes International, Inc.	554	27,440
Horsehead Holding Corp.(1)	3,870	68,770
Newmont Mining Corp.	7,362	171,240
Nucor Corp.	6,248	313,899
Rio Tinto Ltd.	10,370	618,515
		2,407,499
MULTI-UTILITIES — 0.2%
Ameren Corp.	6,600	266,706
Avista Corp.	984	29,126
Black Hills Corp.	160	9,074
Consolidated Edison, Inc.	7,470	418,693
NorthWestern Corp.	4,869	223,682
PG&E Corp.	8,193	360,984
		1,308,265
MULTILINE RETAIL — 0.5%
Dillard's, Inc., Class A	3,585	331,899
Macy's, Inc.	10,050	581,493
Nordstrom, Inc.	2,640	162,307
Target Corp.	31,657	1,979,829
		3,055,528
OIL, GAS AND CONSUMABLE FUELS — 2.9%
Alliance Resource Partners LP	84	7,237
Alpha Natural Resources, Inc.(1)	1,295	6,954
Antero Resources Corp.(1)	2,379	143,549
Apache Corp.	12,873	1,020,700
Ardmore Shipping Corp.	1,404	18,224
Athlon Energy, Inc.(1)	1,110	41,248
BG Group plc	26,559	484,104
Cabot Oil & Gas Corp.	5,060	177,100
Chesapeake Energy Corp.	14,886	385,696
Chevron Corp.	23,639	2,726,286
Concho Resources, Inc.(1)	3,180	385,193
Delek US Holdings, Inc.	291	8,078
Devon Energy Corp.	7,024	452,486
Energy XXI Bermuda Ltd.	1,105	25,592
EOG Resources, Inc.	2,207	418,050
Exxon Mobil Corp.	36,974	3,559,487
Gran Tierra Energy, Inc.(1)	20,217	143,339
Gulfport Energy Corp.(1)	749	49,509
Hugoton Royalty Trust	1,071	8,761
Imperial Oil Ltd.	26,195	1,178,574
Jones Energy, Inc.(1)	951	14,855
Kodiak Oil & Gas Corp.(1)	1,596	18,849
Marathon Petroleum Corp.	10,941	919,044
Murphy Oil Corp.	5,669	336,568
Noble Energy, Inc.	5,047	347,032
Nordic American Tanker Shipping Ltd.	468	4,947

Oasis Petroleum, Inc.(1)	12,580	548,111
Occidental Petroleum Corp.	15,863	1,531,097
Pacific Coast Oil Trust	1,102	15,108
PBF Energy, Inc., Class A	389	9,803
Phillips 66	2,104	157,505
Rosetta Resources, Inc.(1)	423	18,768
Royal Dutch Shell plc, Class A	6,730	245,752
Scorpio Tankers, Inc.	1,847	18,082
Southwestern Energy Co.(1)	9,100	376,194
Statoil ASA	7,020	185,266
Total SA	8,220	533,606
Total SA ADR	10,590	687,291
Vaalco Energy, Inc.(1)	1,276	8,498
Western Refining, Inc.	3,314	120,795
Williams Partners LP	6,658	330,303
		17,667,641
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	469	13,878
Clearwater Paper Corp.(1)	301	19,219
International Paper Co.	8,870	433,654
KapStone Paper and Packaging Corp.(1)	1,576	50,101
Wausau Paper Corp.	1,207	15,993
West Fraser Timber Co. Ltd.	3,034	153,549
		686,394
PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	8,138	125,895
Estee Lauder Cos., Inc. (The), Class A	3,736	257,186
Herbalife Ltd.	3,062	203,929
L'Oreal SA	1,560	264,314
		851,324
PHARMACEUTICALS — 2.7%
AbbVie, Inc.	13,731	699,045
Actavis plc(1)	3,384	747,255
Akorn, Inc.(1)	567	14,640
Auxilium Pharmaceuticals, Inc.(1)	460	14,145
Bayer AG	3,360	477,231
Bristol-Myers Squibb Co.	14,078	756,974
Eli Lilly & Co.	11,425	681,044
Endo Health Solutions, Inc.(1)	490	39,112
Hospira, Inc.(1)	8,956	387,616
Johnson & Johnson	43,304	3,989,164
Medicines Co. (The)(1)	428	13,075
Merck & Co., Inc.	46,292	2,638,181
Nektar Therapeutics(1)	819	10,508
Novartis AG	6,717	560,959
Novo Nordisk A/S B Shares	8,690	414,208
Pacira Pharmaceuticals, Inc.(1)	270	21,125

Perrigo Co. plc	3,130	514,697
Pfizer, Inc.	90,640	2,910,450
Prestige Brands Holdings, Inc.(1)	443	12,621
Questcor Pharmaceuticals, Inc.	958	58,199
Roche Holding AG	2,321	716,224
Salix Pharmaceuticals Ltd.(1)	330	35,614
Shire plc	4,160	231,276
VIVUS, Inc.(1)	905	5,457
Zoetis, Inc.	21,000	651,420
		16,600,240
PROFESSIONAL SERVICES — 0.1%
Adecco SA	2,353	203,195
Barrett Business Services, Inc.	346	24,220
Capita Group plc (The)	9,476	180,896
CDI Corp.	1,347	24,610
Huron Consulting Group, Inc.(1)	415	27,461
Kforce, Inc.	1,450	31,769
Korn/Ferry International(1)	1,190	30,214
Manpowergroup, Inc.	1,722	134,592
On Assignment, Inc.(1)	1,043	35,879
WageWorks, Inc.(1)	632	37,383
		730,219
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust	3,800	100,510
Alexandria Real Estate Equities, Inc.	4,210	305,015
American Campus Communities, Inc.	4,830	178,420
American Realty Capital Properties, Inc.	21,900	321,711
Annaly Capital Management, Inc.	33,731	377,113
Apartment Investment & Management Co., Class A	7,788	232,783
Apollo Commercial Real Estate Finance, Inc.	863	14,447
Armada Hoffler Properties, Inc.	1,227	12,012
Associated Estates Realty Corp.	972	16,621
AvalonBay Communities, Inc.	2,400	309,528
Blackstone Mortgage Trust, Inc. Class A	336	9,734
Boston Properties, Inc.	4,433	498,402
BRE Properties, Inc.	3,826	236,332
Brixmor Property Group, Inc.	10,010	221,021
Camden Property Trust	6,320	421,544
Campus Crest Communities, Inc.	2,721	22,530
Capstead Mortgage Corp.	8,957	115,456
CBL & Associates Properties, Inc.	752	13,378
Chatham Lodging Trust	934	19,493
Chimera Investment Corp.	2,863	9,133
Colony Financial, Inc.	367	8,287
Corporate Office Properties Trust	6,700	178,689
Corrections Corp. of America	13,081	436,251
Cousins Properties, Inc.	15,166	175,167

DCT Industrial Trust, Inc.	20,930	165,766
DDR Corp.	14,082	234,043
DiamondRock Hospitality Co.	1,350	17,037
Duke Realty Corp.	13,478	226,430
Empire State Realty Trust, Inc.	19,112	292,796
EPR Properties	214	11,398
Equity One, Inc.	5,800	134,560
Equity Residential	6,857	400,929
Essex Property Trust, Inc.	1,602	267,935
Excel Trust, Inc.	1,308	16,389
Extra Space Storage, Inc.	3,848	188,937
Federal Realty Investment Trust	2,284	254,232
First Industrial Realty Trust, Inc.	8,051	154,901
General Growth Properties, Inc.	16,932	372,843
Hatteras Financial Corp.	370	7,296
HCP, Inc.	7,524	291,705
Health Care REIT, Inc.	7,858	461,579
Healthcare Trust of America, Inc. Class A	3,500	39,305
Hersha Hospitality Trust	1,237	6,952
Highwoods Properties, Inc.	298	11,238
Host Hotels & Resorts, Inc.	21,946	431,678
Hudson Pacific Properties, Inc.	7,306	166,650
Kilroy Realty Corp.	5,000	287,600
Kimco Realty Corp.	5,550	123,543
LaSalle Hotel Properties	719	22,533
Macerich Co. (The)	4,564	274,433
Mack-Cali Realty Corp.	652	14,507
Medical Properties Trust, Inc.	742	9,787
MFA Financial, Inc.	2,029	15,948
National Retail Properties, Inc.	4,800	172,272
New Residential Investment Corp.	1,418	9,061
Parkway Properties, Inc.	5,465	100,720
Pebblebrook Hotel Trust	5,243	174,277
Pennsylvania Real Estate Investment Trust	578	10,843
PennyMac Mortgage Investment Trust	466	11,333
Piedmont Office Realty Trust, Inc., Class A	27,279	471,381
Post Properties, Inc.	2,601	126,227
Prologis, Inc.	13,974	575,589
Public Storage	2,900	490,100
RLJ Lodging Trust	7,474	194,249
Rouse Properties, Inc.	1,002	18,757
Simon Property Group, Inc.	7,751	1,250,159
SL Green Realty Corp.	2,498	248,126
Spirit Realty Capital, Inc.	14,000	152,880
Summit Hotel Properties, Inc.	2,222	20,531
Sunstone Hotel Investors, Inc.	12,071	163,200
Taubman Centers, Inc.	3,600	253,620

Two Harbors Investment Corp.	892	9,259
UDR, Inc.	11,713	302,313
Urstadt Biddle Properties, Inc., Class A	1,122	22,002
Ventas, Inc.	8,740	545,638
Vornado Realty Trust	4,209	405,285
Washington Real Estate Investment Trust	647	16,272
		14,880,621
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.1%
Countrywide plc	1,957	20,121
Forest City Enterprises, Inc. Class A(1)	4,500	87,660
Global Logistic Properties Ltd.	86,000	191,993
Mitsubishi Estate Co. Ltd.	11,000	259,733
		559,507
ROAD AND RAIL — 0.4%
Canadian Pacific Railway Ltd.	1,000	156,913
Canadian Pacific Railway Ltd. New York Shares	3,827	600,839
Celadon Group, Inc.	1,022	23,199
Heartland Express, Inc.	12,134	247,291
Kansas City Southern	3,242	304,489
Marten Transport Ltd.	1,360	26,506
Saia, Inc.(1)	901	31,121
Swift Transportation Co.(1)	1,959	47,721
Union Pacific Corp.	4,089	737,574
Werner Enterprises, Inc.	6,508	168,232
		2,343,885
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.2%
Analog Devices, Inc.	2,685	136,452
Applied Materials, Inc.	74,409	1,410,795
ARM Holdings plc	17,601	297,685
ASML Holding NV	2,692	234,279
Broadcom Corp., Class A	14,314	425,412
Cavium, Inc.(1)	516	21,739
Cypress Semiconductor Corp.	1,555	15,223
Exar Corp.(1)	1,233	14,118
Fairchild Semiconductor International, Inc.(1)	1,366	19,233
Intel Corp.	51,938	1,285,985
Intersil Corp., Class A	398	5,063
KLA-Tencor Corp.	4,170	271,675
Kulicke & Soffa Industries, Inc.(1)	3,092	35,682
Linear Technology Corp.	10,378	486,105
Maxim Integrated Products, Inc.	9,807	320,787
Microchip Technology, Inc.	18,754	854,245
Micron Technology, Inc.(1)	15,540	375,913
MKS Instruments, Inc.	664	19,960
Nanometrics, Inc.(1)	944	17,332
NXP Semiconductor NV(1)	4,212	236,841
Photronics, Inc.(1)	3,023	26,300

Semtech Corp.(1)	791	19,735
Spansion, Inc., Class A(1)	1,352	22,051
SunEdison, Inc.(1)	1,690	31,028
Teradyne, Inc.(1)	24,138	489,519
Texas Instruments, Inc.	4,045	181,863
Xilinx, Inc.	6,515	340,083
		7,595,103
SOFTWARE — 1.4%
Aspen Technology, Inc.(1)	1,418	66,575
AVG Technologies NV(1)	684	12,811
Bottomline Technologies, Inc.(1)	930	33,192
BroadSoft, Inc.(1)	774	23,228
CA, Inc.	5,277	176,779
Check Point Software Technologies Ltd.(1)	2,952	199,024
CommVault Systems, Inc.(1)	683	47,045
Compuware Corp.	2,907	31,832
Covisint Corp.(1)	2,406	25,864
Electronic Arts, Inc.(1)	58,714	1,678,633
Interactive Intelligence, Inc.(1)	354	28,189
Manhattan Associates, Inc.(1)	930	35,238
Mentor Graphics Corp.	1,342	29,041
Microsoft Corp.	57,039	2,185,164
Monotype Imaging Holdings, Inc.	884	25,141
NetScout Systems, Inc.(1)	236	8,963
NetSuite, Inc.(1)	3,397	390,961
Oracle Corp.	70,501	2,757,294
PROS Holdings, Inc.(1)	564	19,430
Rovi Corp.(1)	496	12,321
Solera Holdings, Inc.	360	24,631
Splunk, Inc.(1)	4,676	433,699
SS&C Technologies Holdings, Inc.(1)	830	32,104
Synopsys, Inc.(1)	3,632	146,733
Tableau Software, Inc. Class A(1)	585	55,189
Tyler Technologies, Inc.(1)	181	16,974
Ultimate Software Group, Inc.(1)	146	24,236
Varonis Systems, Inc.(1)	1,796	79,024
VMware, Inc., Class A(1)	2,594	249,154
		8,848,469
SPECIALTY RETAIL — 1.2%
Aeropostale, Inc.(1)	1,043	7,656
American Eagle Outfitters, Inc.	754	10,956
Asbury Automotive Group, Inc.(1)	332	16,879
AutoZone, Inc.(1)	732	394,138
Bed Bath & Beyond, Inc.(1)	1,905	129,197
Brown Shoe Co., Inc.	1,290	31,708
Chico's FAS, Inc.	412	6,810
Conn's, Inc.(1)	492	17,614

CST Brands, Inc.	6,090	198,108
Destination Maternity Corp.	697	19,683
GameStop Corp., Class A	8,840	329,820
Group 1 Automotive, Inc.	225	15,021
Guess?, Inc.	2,290	69,479
Home Depot, Inc. (The)	23,264	1,908,346
Inditex SA	2,348	338,031
Lithia Motors, Inc., Class A	627	39,764
Lowe's Cos., Inc.	29,517	1,476,736
Lumber Liquidators Holdings, Inc.(1)	2,651	284,399
MarineMax, Inc.(1)	1,321	19,022
Men's Wearhouse, Inc. (The)	248	13,340
O'Reilly Automotive, Inc.(1)	2,111	318,444
Penske Automotive Group, Inc.	538	23,290
PetSmart, Inc.	2,260	151,556
Restoration Hardware Holdings, Inc.(1)	2,670	180,812
Ross Stores, Inc.	3,927	285,886
Stage Stores, Inc.	466	9,227
Staples, Inc.	26,750	363,532
Tractor Supply Co.	4,614	325,564
Urban Outfitters, Inc.(1)	8,137	304,649
		7,289,667
TEXTILES, APPAREL AND LUXURY GOODS — 0.6%
adidas AG	2,177	253,615
Burberry Group plc	10,859	280,215
Coach, Inc.	2,619	127,833
Culp, Inc.	1,187	22,885
Hanesbrands, Inc.	13,482	987,961
Kate Spade & Co.(1)	5,820	199,160
Luxottica Group SpA	5,748	318,866
Michael Kors Holdings Ltd.(1)	3,072	301,148
Movado Group, Inc.	688	27,087
Pandora A/S	8,310	563,171
PVH Corp.	1,234	156,015
Under Armour, Inc. Class A(1)	2,724	308,221
Vera Bradley, Inc.(1)	601	15,926
		3,562,103
THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	920	12,604
Capitol Federal Financial, Inc.	8,030	97,565
Dime Community Bancshares, Inc.	993	16,682
MGIC Investment Corp.(1)	1,121	10,044
Ocwen Financial Corp.(1)	8,958	335,388
Oritani Financial Corp.	1,309	20,499
People's United Financial, Inc.	34,047	482,446
Provident Financial Services, Inc.	602	11,173

Radian Group, Inc.	288	4,478
		990,879
TOBACCO — 0.1%
Altria Group, Inc.	15,301	554,814
Japan Tobacco, Inc.	7,400	235,009
Philip Morris International, Inc.	176	14,240
		804,063
TRADING COMPANIES AND DISTRIBUTORS — 0.2%
Ashtead Group plc	46,123	676,581
Brenntag AG	1,010	187,856
DXP Enterprises, Inc.(1)	311	31,647
H&E Equipment Services, Inc.(1)	1,189	38,904
Kaman Corp.	401	15,928
Travis Perkins plc	9,040	295,947
United Rentals, Inc.(1)	1,968	173,853
		1,420,716
TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	1,756	17,788
WATER UTILITIES†
Artesian Resources Corp., Class A	560	12,186
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
RingCentral, Inc. Class A(1)	1,011	21,888
Rogers Communications, Inc., Class B	6,526	252,247
SBA Communications Corp., Class A(1)	7,182	683,511
		957,646
TOTAL COMMON STOCKS (Cost $203,425,695)		282,040,122
U.S. TREASURY SECURITIES — 18.1%
U.S. Treasury Bonds, 5.50%, 8/15/28	1,100,000	1,411,695
U.S. Treasury Bonds, 4.375%, 11/15/39	3,420,000	3,937,275
U.S. Treasury Bonds, 4.375%, 5/15/41	150,000	172,688
U.S. Treasury Bonds, 3.125%, 11/15/41	850,000	783,726
U.S. Treasury Bonds, 3.125%, 2/15/43	850,000	777,949
U.S. Treasury Bonds, 2.875%, 5/15/43	1,400,000	1,214,500
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	6,487,237	7,951,426
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	744,158	888,368
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	1,043,161	1,248,941
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	866,561	752,047
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	760,418	633,730
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	2,097,498	2,150,344
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	2,037,314	2,149,684
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	792,045	819,488
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	2,308,520	2,544,241
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	2,976,270	3,091,484
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,016,820	2,089,615
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,351,069	3,686,960
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,085,730	1,230,946

U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	1,293,552	1,418,865
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,901,806	5,282,461
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	3,257,919	3,403,252
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,596,361	1,584,139
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	1,216,392	1,206,033
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	3,837,582	3,754,234
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	3,305,478	3,307,157
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,747,333	2,787,147
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	200,040	203,322
U.S. Treasury Notes, 1.25%, 3/15/14	3,260,000	3,261,337
U.S. Treasury Notes, 1.25%, 4/15/14	1,400,000	1,401,996
U.S. Treasury Notes, 0.25%, 5/31/15	5,000,000	5,005,760
U.S. Treasury Notes, 1.875%, 6/30/15	1,000,000	1,022,559
U.S. Treasury Notes, 0.375%, 11/15/15(2)	1,700,000	1,703,585
U.S. Treasury Notes, 1.375%, 11/30/15	1,500,000	1,529,062
U.S. Treasury Notes, 2.125%, 12/31/15	1,500,000	1,550,361
U.S. Treasury Notes, 0.375%, 1/15/16	8,500,000	8,513,778
U.S. Treasury Notes, 0.50%, 6/15/16	700,000	701,285
U.S. Treasury Notes, 0.625%, 12/15/16	1,500,000	1,500,820
U.S. Treasury Notes, 0.75%, 6/30/17	500,000	498,203
U.S. Treasury Notes, 1.875%, 10/31/17	4,300,000	4,435,046
U.S. Treasury Notes, 0.875%, 1/31/18	750,000	743,291
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	317,367
U.S. Treasury Notes, 1.375%, 7/31/18	8,000,000	8,021,872
U.S. Treasury Notes, 1.25%, 10/31/18	6,000,000	5,958,048
U.S. Treasury Notes, 1.25%, 11/30/18	1,800,000	1,784,812
U.S. Treasury Notes, 1.75%, 5/15/23	3,900,000	3,636,294
TOTAL U.S. TREASURY SECURITIES (Cost $109,926,317)		112,067,193
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 8.5%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.3%
FHLMC, VRN, 1.76%, 3/15/14	141,572	143,435
FHLMC, VRN, 1.85%, 3/15/14	324,395	329,935
FHLMC, VRN, 1.97%, 3/15/14	300,913	307,670
FHLMC, VRN, 1.98%, 3/15/14	217,308	221,712
FHLMC, VRN, 2.07%, 3/15/14	568,978	575,447
FHLMC, VRN, 2.26%, 3/15/14	103,738	110,403
FHLMC, VRN, 2.36%, 3/15/14	415,712	411,478
FHLMC, VRN, 2.37%, 3/15/14	529,653	523,609
FHLMC, VRN, 2.375%, 3/15/14	497,845	530,722
FHLMC, VRN, 2.40%, 3/15/14	146,375	156,142
FHLMC, VRN, 2.57%, 3/15/14	106,802	112,388
FHLMC, VRN, 2.59%, 3/15/14	33,617	35,976
FHLMC, VRN, 2.88%, 3/15/14	104,687	107,325
FHLMC, VRN, 3.23%, 3/15/14	106,751	113,868
FHLMC, VRN, 3.30%, 3/15/14	355,602	371,001
FHLMC, VRN, 3.81%, 3/15/14	116,904	123,204

FHLMC, VRN, 4.04%, 3/15/14	153,473	163,043
FHLMC, VRN, 4.36%, 3/15/14	266,206	276,447
FHLMC, VRN, 4.66%, 3/15/14	342,866	369,492
FHLMC, VRN, 5.15%, 3/15/14	91,129	94,599
FHLMC, VRN, 5.37%, 3/15/14	209,647	219,629
FHLMC, VRN, 6.12%, 3/15/14	128,120	134,909
FNMA, VRN, 1.89%, 3/25/14	265,475	283,197
FNMA, VRN, 1.94%, 3/25/14	294,068	313,946
FNMA, VRN, 2.32%, 3/25/14	29,289	31,121
FNMA, VRN, 2.32%, 3/25/14	231,157	246,449
FNMA, VRN, 2.70%, 3/25/14	332,468	338,003
FNMA, VRN, 3.32%, 3/25/14	174,494	181,161
FNMA, VRN, 3.35%, 3/25/14	130,262	139,830
FNMA, VRN, 3.77%, 3/25/14	214,269	226,422
FNMA, VRN, 3.92%, 3/25/14	181,014	191,397
FNMA, VRN, 3.94%, 3/25/14	78,345	83,482
FNMA, VRN, 5.24%, 3/25/14	302,910	327,766
		7,795,208
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 7.2%
FHLMC, 7.00%, 6/1/14	889	895
FHLMC, 6.50%, 6/1/16	12,454	12,933
FHLMC, 4.50%, 1/1/19	326,791	348,828
FHLMC, 5.00%, 1/1/21	541,393	588,472
FHLMC, 5.00%, 4/1/21	125,756	134,864
FHLMC, 8.00%, 7/1/30	5,082	6,030
FHLMC, 6.50%, 5/1/31	15,156	17,011
FHLMC, 5.50%, 12/1/33	215,737	242,378
FHLMC, 5.50%, 1/1/38	502,174	551,481
FHLMC, 6.00%, 2/1/38	507,214	563,782
FHLMC, 6.00%, 11/1/38	419,608	466,010
FHLMC, 4.00%, 4/1/41	893,879	939,517
FHLMC, 6.50%, 7/1/47	26,722	28,995
FNMA, 6.00%, 4/1/14	37	37
FNMA, 7.50%, 6/1/15	393	395
FNMA, 4.50%, 5/1/19	155,851	166,812
FNMA, 4.50%, 5/1/19	208,794	223,533
FNMA, 5.00%, 9/1/20	318,264	344,119
FNMA, 7.00%, 6/1/26	587	656
FNMA, 7.50%, 3/1/27	2,224	2,278
FNMA, 6.50%, 6/1/29	12,819	14,379
FNMA, 7.00%, 7/1/29	8,097	9,143
FNMA, 7.00%, 3/1/30	10,689	12,114
FNMA, 7.50%, 9/1/30	6,686	8,065
FNMA, 6.50%, 9/1/31	36,546	40,959
FNMA, 7.00%, 9/1/31	15,706	17,742
FNMA, 6.50%, 1/1/32	19,194	22,184
FNMA, 5.50%, 6/1/33	171,298	190,442

FNMA, 5.50%, 8/1/33	803,336	890,630
FNMA, 5.50%, 9/1/33	213,640	237,063
FNMA, 5.00%, 11/1/33	784,456	866,077
FNMA, 5.50%, 1/1/34	601,838	666,935
FNMA, 4.50%, 9/1/35	482,345	519,691
FNMA, 5.00%, 2/1/36	769,756	844,667
FNMA, 5.50%, 4/1/36	142,748	158,367
FNMA, 5.00%, 10/1/36	160,814	176,195
FNMA, 5.50%, 12/1/36	332,816	368,720
FNMA, 5.50%, 1/1/37	933,251	1,035,257
FNMA, 5.50%, 2/1/37	210,511	233,132
FNMA, 6.50%, 8/1/37	264,498	287,335
FNMA, 5.00%, 4/1/40	1,419,866	1,563,920
FNMA, 5.00%, 6/1/40	1,081,364	1,189,988
FNMA, 4.50%, 8/1/40	1,666,822	1,793,601
FNMA, 4.00%, 1/1/41	1,303,048	1,371,554
FNMA, 4.50%, 1/1/41	1,408,749	1,518,235
FNMA, 4.50%, 2/1/41	1,060,219	1,141,539
FNMA, 5.00%, 6/1/41	1,226,942	1,353,627
FNMA, 4.50%, 7/1/41	806,155	869,246
FNMA, 4.50%, 9/1/41	647,780	697,301
FNMA, 4.50%, 9/1/41	1,907,387	2,052,634
FNMA, 4.00%, 12/1/41	1,356,029	1,424,864
FNMA, 4.00%, 1/1/42	825,573	866,591
FNMA, 4.00%, 1/1/42	995,889	1,046,580
FNMA, 3.50%, 5/1/42	2,114,366	2,146,657
FNMA, 3.50%, 6/1/42	918,266	932,645
FNMA, 3.50%, 9/1/42	1,685,034	1,713,267
FNMA, 3.00%, 11/1/42	1,645,951	1,603,945
FNMA, 6.50%, 8/1/47	51,136	55,788
FNMA, 6.50%, 8/1/47	47,967	52,290
FNMA, 6.50%, 9/1/47	18,899	20,579
FNMA, 6.50%, 9/1/47	177,458	193,343
FNMA, 6.50%, 9/1/47	6,586	7,177
FNMA, 6.50%, 9/1/47	19,486	21,248
FNMA, 6.50%, 9/1/47	59,969	65,328
GNMA, 7.00%, 1/15/24	2,993	3,477
GNMA, 8.00%, 7/15/24	5,538	6,078
GNMA, 8.00%, 9/15/24	4,431	5,010
GNMA, 9.00%, 4/20/25	1,363	1,577
GNMA, 7.00%, 9/15/25	9,135	9,649
GNMA, 7.50%, 10/15/25	9,032	10,188
GNMA, 7.50%, 2/15/26	14,810	16,817
GNMA, 6.00%, 4/15/26	1,348	1,509
GNMA, 8.25%, 7/15/26	34,400	36,303
GNMA, 7.00%, 12/15/27	21,730	22,616
GNMA, 6.50%, 2/15/28	1,353	1,530

GNMA, 6.50%, 2/15/28	7,355	8,312
GNMA, 6.50%, 3/15/28	10,939	12,372
GNMA, 6.50%, 4/15/28	1,395	1,577
GNMA, 6.00%, 10/15/28	26,058	29,355
GNMA, 7.00%, 5/15/31	12,972	15,525
GNMA, 5.50%, 11/15/32	108,283	120,708
GNMA, 6.50%, 10/15/38	1,420,748	1,611,173
GNMA, 4.00%, 1/20/41	1,831,595	1,946,161
GNMA, 4.50%, 5/20/41	1,190,486	1,297,950
GNMA, 4.50%, 6/15/41	483,861	529,885
GNMA, 4.00%, 12/15/41	2,211,365	2,352,406
GNMA, 3.50%, 6/20/42	830,304	856,542
GNMA, 3.50%, 7/20/42	632,133	652,109
		44,488,899
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $51,065,274)		52,284,107
CORPORATE BONDS — 8.1%
AEROSPACE AND DEFENSE — 0.1%
Lockheed Martin Corp., 4.25%, 11/15/19	120,000	131,312
Raytheon Co., 2.50%, 12/15/22	80,000	75,215
United Technologies Corp., 3.10%, 6/1/22	30,000	30,152
United Technologies Corp., 6.05%, 6/1/36	41,000	50,800
United Technologies Corp., 5.70%, 4/15/40	150,000	179,828
United Technologies Corp., 4.50%, 6/1/42	50,000	51,211
		518,518
AUTOMOBILES — 0.2%
American Honda Finance Corp., 2.50%, 9/21/15(4)	210,000	216,400
American Honda Finance Corp., 1.50%, 9/11/17(4)	40,000	40,273
American Honda Finance Corp., 2.125%, 10/10/18	80,000	81,266
Daimler Finance North America LLC, 1.30%, 7/31/15(4)	140,000	141,217
Daimler Finance North America LLC, 2.625%, 9/15/16(4)	70,000	72,785
Ford Motor Co., 4.75%, 1/15/43	50,000	48,546
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	40,000	44,505
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	240,000	277,588
		922,580
BEVERAGES — 0.2%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	370,000	464,262
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	160,000	151,728
Coca-Cola Co. (The), 1.80%, 9/1/16	140,000	143,736
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	50,000	51,996
Pernod-Ricard SA, 2.95%, 1/15/17(4)	170,000	177,359
SABMiller Holdings, Inc., 3.75%, 1/15/22(4)	250,000	256,858
		1,245,939
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	140,000	143,731
Amgen, Inc., 4.10%, 6/15/21	70,000	74,482
Amgen, Inc., 5.375%, 5/15/43	120,000	130,882

Celgene Corp., 3.25%, 8/15/22		80,000	78,434
Gilead Sciences, Inc., 4.40%, 12/1/21		110,000	120,185
			547,714
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23		80,000	82,710
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		330,000	384,811
Jefferies Group, Inc., 5.125%, 4/13/18		90,000	98,230
			565,751
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16		100,000	103,192
Dow Chemical Co. (The), 4.25%, 11/15/20		100,000	107,401
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43		30,000	28,264
Eastman Chemical Co., 2.40%, 6/1/17		80,000	82,163
Eastman Chemical Co., 3.60%, 8/15/22		100,000	99,209
Ecolab, Inc., 4.35%, 12/8/21		160,000	171,867
Mosaic Co. (The), 5.625%, 11/15/43		60,000	63,927
			656,023
COMMERCIAL BANKS — 0.9%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	189,752
Bank of America N.A., 5.30%, 3/15/17		$810,000	898,211
Bank of Nova Scotia, 2.55%, 1/12/17		140,000	146,407
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,429
BB&T Corp., MTN, 5.70%, 4/30/14		80,000	80,656
BB&T Corp., MTN, 3.20%, 3/15/16		160,000	167,640
BB&T Corp., MTN, 2.05%, 6/19/18		60,000	60,664
Capital One Financial Corp., 2.15%, 3/23/15		100,000	101,719
Capital One Financial Corp., 1.00%, 11/6/15		60,000	60,192
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	179,738
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$170,000	176,047
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	221,862
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	284,770
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	236,363
Fifth Third Bancorp, 4.30%, 1/16/24		$60,000	60,953
HSBC Bank plc, 3.50%, 6/28/15(4)		120,000	124,714
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	444,253
JPMorgan Chase Bank N.A., 5.875%, 6/13/16		$250,000	277,750
KeyCorp, MTN, 2.30%, 12/13/18		120,000	120,716
KFW, 2.00%, 6/1/16		230,000	237,689
KFW, 3.875%, 1/21/19	EUR	125,000	197,505
KFW, MTN, 4.625%, 1/4/23	EUR	210,000	361,266
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		$190,000	203,349
SunTrust Banks, Inc., 3.60%, 4/15/16		40,000	42,179
Toronto-Dominion Bank (The), 2.375%, 10/19/16		170,000	176,950
U.S. Bancorp., 3.44%, 2/1/16		100,000	104,604
U.S. Bancorp., MTN, 3.00%, 3/15/22		70,000	69,704
U.S. Bancorp., MTN, 2.95%, 7/15/22		40,000	38,586
Wells Fargo & Co., 3.68%, 6/15/16		120,000	128,011

Wells Fargo & Co., 4.125%, 8/15/23		100,000	102,161
Wells Fargo & Co., MTN, 2.10%, 5/8/17		20,000	20,615
Wells Fargo & Co., MTN, 4.60%, 4/1/21		210,000	234,243
			5,857,698
COMMERCIAL SERVICES AND SUPPLIES†
Republic Services, Inc., 3.55%, 6/1/22		220,000	220,308
COMMUNICATIONS EQUIPMENT — 0.1%
Apple, Inc., 1.00%, 5/3/18		100,000	97,732
Apple, Inc., 2.40%, 5/3/23		220,000	203,959
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		40,000	39,064
Cisco Systems, Inc., 2.90%, 3/4/21(5)		100,000	101,078
Cisco Systems, Inc., 5.90%, 2/15/39		220,000	259,987
			701,820
COMPUTERS AND PERIPHERALS†
Hewlett-Packard Co., 4.30%, 6/1/21		150,000	157,317
CONSTRUCTION MATERIALS†
Owens Corning, 4.20%, 12/15/22		90,000	89,475
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17		250,000	288,634
American Express Co., 1.55%, 5/22/18		60,000	59,406
American Express Credit Corp., 1.30%, 7/29/16		110,000	111,209
American Express Credit Corp., MTN, 2.75%, 9/15/15		200,000	206,727
Discover Bank, 2.00%, 2/21/18		250,000	249,952
Equifax, Inc., 3.30%, 12/15/22		100,000	96,368
PNC Bank N.A., 6.00%, 12/7/17		340,000	393,354
			1,405,650
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17		35,000	34,629
Catholic Health Initiatives, 2.95%, 11/1/22		70,000	65,699
Johns Hopkins University, 4.08%, 7/1/53		30,000	28,368
			128,696
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp., 4.50%, 4/1/15		60,000	62,440
Bank of America Corp., 3.75%, 7/12/16		110,000	116,920
Bank of America Corp., 6.50%, 8/1/16		230,000	259,190
Bank of America Corp., 5.75%, 12/1/17		250,000	285,395
Bank of America Corp., 5.70%, 1/24/22		160,000	185,266
Bank of America Corp., 4.10%, 7/24/23		70,000	72,091
Bank of America Corp., MTN, 5.00%, 1/21/44		40,000	41,849
Citigroup, Inc., 4.45%, 1/10/17		100,000	108,744
Citigroup, Inc., 5.50%, 2/15/17		140,000	155,638
Citigroup, Inc., 1.75%, 5/1/18		370,000	366,399
Citigroup, Inc., 4.50%, 1/14/22		260,000	277,539
Citigroup, Inc., 4.05%, 7/30/22		50,000	50,712
Citigroup, Inc., 3.875%, 10/25/23		80,000	80,223
Citigroup, Inc., 6.68%, 9/13/43		30,000	35,564
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	248,456

General Electric Capital Corp., 5.30%, 2/11/21	$40,000	45,239
General Electric Capital Corp., MTN, 5.00%, 1/8/16	250,000	270,470
General Electric Capital Corp., MTN, 2.30%, 4/27/17	270,000	280,063
General Electric Capital Corp., MTN, 5.625%, 9/15/17	415,000	475,905
General Electric Capital Corp., MTN, 6.00%, 8/7/19	410,000	486,564
General Electric Capital Corp., MTN, 4.65%, 10/17/21	100,000	110,657
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	130,000	131,932
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	150,000	154,320
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	540,000	617,886
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	90,000	104,233
Gulf Gate Apartments, VRN, 0.16%, 3/6/14 (Acquired 9/29/03-11/10/03, Cost $3,000,000(6)	3,000,000	3,000,000
HSBC Holdings plc, 5.10%, 4/5/21	90,000	101,185
HSBC Holdings plc, 4.00%, 3/30/22	60,000	62,307
JPMorgan Chase & Co., 6.00%, 1/15/18	560,000	648,130
JPMorgan Chase & Co., 3.25%, 9/23/22	70,000	69,023
JPMorgan Chase & Co., 3.875%, 2/1/24	80,000	80,953
Morgan Stanley, 4.75%, 3/22/17	90,000	98,819
Morgan Stanley, 5.75%, 1/25/21	70,000	80,580
Morgan Stanley, 5.00%, 11/24/25	250,000	260,351
Morgan Stanley, MTN, 6.625%, 4/1/18	330,000	388,619
Morgan Stanley, MTN, 5.625%, 9/23/19	200,000	230,017
UBS AG (Stamford Branch), 5.875%, 12/20/17	186,000	214,758
		10,258,437
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 2.625%, 12/1/22	90,000	83,470
AT&T, Inc., 6.55%, 2/15/39	171,000	202,787
AT&T, Inc., 4.30%, 12/15/42	130,000	116,007
British Telecommunications plc, 5.95%, 1/15/18	230,000	265,583
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(4)	180,000	185,015
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	150,000	179,783
Orange SA, 4.375%, 7/8/14	360,000	365,410
Orange SA, 4.125%, 9/14/21	120,000	124,282
Telefonica Emisiones SAU, 5.88%, 7/15/19	130,000	147,768
Verizon Communications, Inc., 3.65%, 9/14/18	310,000	330,706
Verizon Communications, Inc., 4.50%, 9/15/20	80,000	86,794
Verizon Communications, Inc., 5.15%, 9/15/23	220,000	241,529
Verizon Communications, Inc., 6.40%, 9/15/33	180,000	214,707
Verizon Communications, Inc., 7.35%, 4/1/39	20,000	26,020
Verizon Communications, Inc., 4.75%, 11/1/41	120,000	116,226
Verizon Communications, Inc., 6.55%, 9/15/43	100,000	122,893
		2,808,980
ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16	90,000	94,285
Ensco plc, 4.70%, 3/15/21	180,000	194,170
Transocean, Inc., 2.50%, 10/15/17	70,000	71,088
Transocean, Inc., 6.50%, 11/15/20	80,000	90,610
Weatherford International Ltd., 9.625%, 3/1/19	100,000	130,674

		580,827
FOOD AND STAPLES RETAILING — 0.2%
Delhaize Group SA, 4.125%, 4/10/19	80,000	83,664
Kroger Co. (The), 6.40%, 8/15/17	180,000	207,983
Kroger Co. (The), 3.30%, 1/15/21	90,000	91,007
Kroger Co. (The), 5.15%, 8/1/43	40,000	41,348
Wal-Mart Stores, Inc., 2.55%, 4/11/23	150,000	141,900
Wal-Mart Stores, Inc., 5.875%, 4/5/27	57,000	70,167
Wal-Mart Stores, Inc., 5.625%, 4/1/40	220,000	261,557
Walgreen Co., 1.80%, 9/15/17	60,000	60,822
Walgreen Co., 3.10%, 9/15/22	180,000	174,216
		1,132,664
FOOD PRODUCTS — 0.1%
Kellogg Co., 4.45%, 5/30/16	100,000	107,618
Kraft Foods Group, Inc., 6.125%, 8/23/18	73,000	85,754
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	94,194
Mondelez International, Inc., 4.00%, 2/1/24	80,000	81,413
Mondelez International, Inc., 6.50%, 2/9/40	70,000	87,908
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	31,210
		488,097
GAS UTILITIES — 0.4%
Enbridge Energy Partners LP, 6.50%, 4/15/18	130,000	151,770
Energy Transfer Partners LP, 4.15%, 10/1/20	110,000	113,848
Energy Transfer Partners LP, 5.20%, 2/1/22	50,000	53,822
Energy Transfer Partners LP, 3.60%, 2/1/23	110,000	104,980
Energy Transfer Partners LP, 6.50%, 2/1/42	80,000	89,902
Enterprise Products Operating LLC, 6.30%, 9/15/17	230,000	267,530
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	128,784
Enterprise Products Operating LLC, 5.10%, 2/15/45	70,000	71,865
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	140,000	166,916
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	200,000	226,053
Magellan Midstream Partners LP, 6.55%, 7/15/19	100,000	119,451
Magellan Midstream Partners LP, 5.15%, 10/15/43	110,000	115,292
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	40,000	41,956
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	160,000	161,885
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	170,000	159,682
TransCanada PipeLines Ltd., 2.50%, 8/1/22	150,000	141,360
Williams Cos., Inc. (The), 3.70%, 1/15/23	80,000	72,572
Williams Partners LP, 4.125%, 11/15/20	160,000	167,718
		2,355,386
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	50,000	49,288
Medtronic, Inc., 2.75%, 4/1/23	50,000	47,632
		96,920
HEALTH CARE PROVIDERS AND SERVICES — 0.1%
Aetna, Inc., 2.75%, 11/15/22	90,000	85,107
Express Scripts Holding Co., 2.65%, 2/15/17	200,000	207,887

Express Scripts Holding Co., 7.25%, 6/15/19		140,000	171,788
NYU Hospitals Center, 4.43%, 7/1/42		70,000	62,893
UnitedHealth Group, Inc., 2.875%, 3/15/23		80,000	76,399
UnitedHealth Group, Inc., 4.25%, 3/15/43		80,000	76,528
WellPoint, Inc., 3.30%, 1/15/23		40,000	38,624
			719,226
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17		320,000	365,375
General Electric Co., 2.70%, 10/9/22		90,000	87,236
General Electric Co., 4.125%, 10/9/42		100,000	97,296
			549,907
INSURANCE — 0.4%
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	242,363
Allstate Corp. (The), 4.50%, 6/15/43		$50,000	50,817
American International Group, Inc., 6.40%, 12/15/20		150,000	180,093
American International Group, Inc., 4.875%, 6/1/22		90,000	99,127
American International Group, Inc., MTN, 5.85%, 1/16/18		170,000	195,789
American International Group, Inc., VRN, 8.18%, 5/15/38		50,000	64,640
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		120,000	131,577
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		70,000	69,647
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	108,771
Genworth Holdings, Inc., 7.20%, 2/15/21		50,000	60,117
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		110,000	123,103
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		30,000	35,025
ING U.S., Inc., 5.50%, 7/15/22		40,000	44,831
ING U.S., Inc., 5.70%, 7/15/43		110,000	123,065
Liberty Mutual Group, Inc., 6.50%, 5/1/42(4)		50,000	58,640
Lincoln National Corp., 6.25%, 2/15/20		180,000	211,470
Markel Corp., 4.90%, 7/1/22		120,000	128,542
Markel Corp., 3.625%, 3/30/23		30,000	29,040
MetLife, Inc., 4.125%, 8/13/42		70,000	65,281
MetLife, Inc., 4.875%, 11/13/43		30,000	31,278
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)		100,000	96,223
Principal Financial Group, Inc., 3.30%, 9/15/22		50,000	48,836
Prudential Financial, Inc., MTN, 7.375%, 6/15/19		110,000	137,002
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		100,000	114,917
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		60,000	67,866
Travelers Cos., Inc. (The), 4.60%, 8/1/43		60,000	62,069
WR Berkley Corp., 4.625%, 3/15/22		80,000	84,022
			2,664,151
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 3.50%, 4/15/23		70,000	66,628
International Business Machines Corp., 1.95%, 7/22/16		320,000	330,070
International Business Machines Corp., 3.375%, 8/1/23		200,000	198,963
			595,661
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		163,000	167,289

Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	61,815
		229,104
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	130,000	127,652
Deere & Co., 5.375%, 10/16/29	250,000	292,818
		420,470
MEDIA — 0.5%
21st Century Fox America, Inc., 6.90%, 8/15/39	170,000	212,771
CBS Corp., 3.375%, 3/1/22	60,000	59,112
CBS Corp., 4.85%, 7/1/42	50,000	47,991
Comcast Corp., 5.90%, 3/15/16	422,000	465,147
Comcast Corp., 6.40%, 5/15/38	110,000	136,299
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	170,000	174,146
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	150,000	162,106
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,954
Discovery Communications LLC, 3.25%, 4/1/23	60,000	57,577
NBCUniversal Media LLC, 5.15%, 4/30/20	80,000	91,601
NBCUniversal Media LLC, 4.375%, 4/1/21	440,000	478,880
NBCUniversal Media LLC, 2.875%, 1/15/23	60,000	57,830
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	29,989
Qwest Corp., 7.50%, 10/1/14	130,000	134,751
Time Warner Cable, Inc., 4.50%, 9/15/42	30,000	27,436
Time Warner, Inc., 3.15%, 7/15/15	170,000	175,923
Time Warner, Inc., 7.70%, 5/1/32	220,000	294,138
Time Warner, Inc., 5.35%, 12/15/43	70,000	74,334
Viacom, Inc., 4.375%, 9/15/14	120,000	122,457
Viacom, Inc., 4.50%, 3/1/21	90,000	96,751
Viacom, Inc., 3.125%, 6/15/22	60,000	57,641
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	100,000	93,419
		3,199,253
METALS AND MINING — 0.1%
Barrick Gold Corp., 4.10%, 5/1/23	50,000	47,967
Barrick North America Finance LLC, 4.40%, 5/30/21	150,000	152,130
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	204,387
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	40,000	38,798
Newmont Mining Corp., 6.25%, 10/1/39	150,000	145,167
Teck Resources Ltd., 3.15%, 1/15/17	90,000	94,141
Xstrata Canada Financial Corp., 4.95%, 11/15/21(4)	70,000	73,334
		755,924
MULTI-UTILITIES — 0.3%
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	20,000	17,553
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	60,000	56,351
Constellation Energy Group, Inc., 5.15%, 12/1/20	80,000	87,683
Consumers Energy Co., 2.85%, 5/15/22	30,000	29,504
Consumers Energy Co., 3.375%, 8/15/23	110,000	110,399
Dominion Gas Holdings LLC, 3.55%, 11/1/23(4)	30,000	29,830
Dominion Resources, Inc., 6.40%, 6/15/18	190,000	222,614

Dominion Resources, Inc., 2.75%, 9/15/22	80,000	75,441
Dominion Resources, Inc., 4.90%, 8/1/41	100,000	101,514
Duke Energy Florida, Inc., 6.35%, 9/15/37	170,000	220,065
Edison International, 3.75%, 9/15/17	110,000	118,077
Exelon Generation Co. LLC, 4.25%, 6/15/22	60,000	60,289
Exelon Generation Co. LLC, 5.60%, 6/15/42	40,000	40,799
Florida Power Corp., 3.85%, 11/15/42	80,000	74,346
Georgia Power Co., 4.30%, 3/15/42	50,000	48,340
Nisource Finance Corp., 4.45%, 12/1/21	50,000	53,038
Nisource Finance Corp., 5.65%, 2/1/45	70,000	75,233
PacifiCorp, 6.00%, 1/15/39	70,000	87,441
Progress Energy, Inc., 3.15%, 4/1/22	60,000	59,116
Public Service Company of Colorado, 4.75%, 8/15/41	40,000	42,483
Sempra Energy, 6.50%, 6/1/16	150,000	168,302
Sempra Energy, 2.875%, 10/1/22	130,000	123,935
Southern Power Co., 5.15%, 9/15/41	40,000	42,190
Xcel Energy, Inc., 4.80%, 9/15/41	30,000	31,413
		1,975,956
MULTILINE RETAIL†
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	90,000	92,786
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	40,000	41,685
Target Corp., 4.00%, 7/1/42	160,000	145,590
		280,061
OFFICE ELECTRONICS†
Xerox Corp., 2.95%, 3/15/17	50,000	52,379
OIL, GAS AND CONSUMABLE FUELS — 0.4%
Anadarko Petroleum Corp., 5.95%, 9/15/16	40,000	44,710
Anadarko Petroleum Corp., 6.45%, 9/15/36	50,000	59,506
Apache Corp., 4.75%, 4/15/43	50,000	50,548
BP Capital Markets plc, 2.25%, 11/1/16	150,000	155,469
BP Capital Markets plc, 4.50%, 10/1/20	40,000	44,068
BP Capital Markets plc, 2.75%, 5/10/23	60,000	56,357
Chevron Corp., 2.43%, 6/24/20	40,000	40,258
ConocoPhillips Holding Co., 6.95%, 4/15/29	40,000	53,776
Devon Energy Corp., 1.875%, 5/15/17	40,000	40,575
Devon Energy Corp., 5.60%, 7/15/41	60,000	66,618
EOG Resources, Inc., 5.625%, 6/1/19	210,000	244,664
EOG Resources, Inc., 4.10%, 2/1/21	70,000	75,087
Hess Corp., 6.00%, 1/15/40	50,000	57,449
Marathon Petroleum Corp., 3.50%, 3/1/16	40,000	42,024
Noble Energy, Inc., 4.15%, 12/15/21	120,000	126,860
Petro-Canada, 6.80%, 5/15/38	110,000	139,792
Phillips 66, 4.30%, 4/1/22	160,000	169,164
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	20,517
Shell International Finance BV, 2.375%, 8/21/22	100,000	94,714
Shell International Finance BV, 3.625%, 8/21/42	70,000	62,392
Shell International Finance BV, 4.55%, 8/12/43	50,000	51,399

Statoil ASA, 4.80%, 11/8/43	100,000	107,109
Talisman Energy, Inc., 7.75%, 6/1/19	80,000	97,574
Total Capital Canada Ltd., 2.75%, 7/15/23	80,000	75,984
Total Capital SA, 2.125%, 8/10/18	90,000	91,683
Weatherford International Ltd., 4.50%, 4/15/22	80,000	83,611
		2,151,908
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	40,000	40,054
International Paper Co., 6.00%, 11/15/41	60,000	69,855
		109,909
PHARMACEUTICALS — 0.1%
AbbVie, Inc., 1.75%, 11/6/17	110,000	110,896
AbbVie, Inc., 2.90%, 11/6/22	60,000	58,071
Actavis, Inc., 1.875%, 10/1/17	130,000	130,108
Actavis, Inc., 3.25%, 10/1/22	100,000	96,221
Actavis, Inc., 4.625%, 10/1/42	40,000	38,082
Bristol-Myers Squibb Co., 3.25%, 8/1/42	70,000	57,314
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	70,000	69,043
Merck & Co., Inc., 2.40%, 9/15/22	110,000	103,637
Merck & Co., Inc., 3.60%, 9/15/42	20,000	17,533
Mylan, Inc., 5.40%, 11/29/43	20,000	21,189
Roche Holdings, Inc., 6.00%, 3/1/19(4)	48,000	56,860
Roche Holdings, Inc., 7.00%, 3/1/39(4)	20,000	27,759
Sanofi, 4.00%, 3/29/21	78,000	83,860
		870,573
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	40,000	43,583
BRE Properties, Inc., 3.375%, 1/15/23	40,000	37,977
Essex Portfolio LP, 3.625%, 8/15/22	90,000	87,413
Essex Portfolio LP, 3.25%, 5/1/23	30,000	28,267
HCP, Inc., 3.75%, 2/1/16	130,000	137,171
Health Care REIT, Inc., 2.25%, 3/15/18	30,000	30,271
Health Care REIT, Inc., 3.75%, 3/15/23	100,000	98,495
Health Care REIT, Inc., 4.50%, 1/15/24	60,000	61,971
Kilroy Realty LP, 3.80%, 1/15/23	140,000	136,801
ProLogis LP, 4.25%, 8/15/23	80,000	81,963
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	100,000	104,130
Ventas Realty LP/Ventas Capital Corp., 4.00%, 4/30/19	70,000	74,967
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,128
		966,137
ROAD AND RAIL — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	142,000	150,037
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	50,000	52,583
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	20,000	20,699
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	130,000	124,684
CSX Corp., 4.25%, 6/1/21	110,000	117,922
CSX Corp., 3.70%, 11/1/23	110,000	109,998

Norfolk Southern Corp., 5.75%, 4/1/18		140,000	161,648
Norfolk Southern Corp., 3.25%, 12/1/21		90,000	91,138
Union Pacific Corp., 4.00%, 2/1/21		60,000	64,220
Union Pacific Corp., 4.75%, 9/15/41		120,000	124,093
			1,017,022
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Intel Corp., 1.35%, 12/15/17		100,000	100,070
SOFTWARE — 0.1%
Intuit, Inc., 5.75%, 3/15/17		302,000	340,515
Microsoft Corp., 2.375%, 5/1/23		50,000	46,939
Oracle Corp., 2.50%, 10/15/22		200,000	188,812
Oracle Corp., 3.625%, 7/15/23		160,000	162,736
			739,002
SPECIALTY RETAIL — 0.1%
Home Depot, Inc. (The), 5.95%, 4/1/41		180,000	220,612
Staples, Inc., 4.375%, 1/12/23		90,000	88,796
			309,408
THRIFTS AND MORTGAGE FINANCE — 0.1%
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	261,035
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	319,963
			580,998
TOBACCO — 0.1%
Altria Group, Inc., 2.85%, 8/9/22		$260,000	244,305
Philip Morris International, Inc., 4.125%, 5/17/21		150,000	161,053
			405,358
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		70,000	94,989
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		150,000	191,729
Vodafone Group plc, 5.625%, 2/27/17		70,000	79,142
			365,860
TOTAL CORPORATE BONDS (Cost $47,501,232)			49,797,137
SOVEREIGN GOVERNMENTS AND AGENCIES — 7.2%
AUSTRALIA — 0.2%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	450,622
Australia Government Bond, 5.50%, 4/21/23	AUD	335,000	334,928
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	285,000	272,157
			1,057,707
AUSTRIA — 0.4%
Austria Government Bond, 4.30%, 9/15/17(4)	EUR	190,000	296,796
Austria Government Bond, 4.35%, 3/15/19(4)	EUR	655,000	1,057,000
Austria Government Bond, 3.90%, 7/15/20(4)	EUR	285,000	457,081
Austria Government Bond, 3.40%, 11/22/22(4)	EUR	155,000	242,056
Austria Government Bond, 4.15%, 3/15/37(4)	EUR	265,000	456,928
			2,509,861
BELGIUM — 0.3%
Belgium Government Bond, 4.00%, 3/28/18(4)	EUR	540,000	841,847

Belgium Government Bond, 3.75%, 9/28/20(4)	EUR	260,000	410,312
Belgium Government Bond, 2.25%, 6/22/23	EUR	225,000	313,850
Belgium Government Bond, 5.00%, 3/28/35(4)	EUR	95,000	171,227
Belgium Government Bond, 4.25%, 3/28/41(4)	EUR	280,000	463,504
			2,200,740
CANADA — 0.4%
Canadian Government Bond, 5.00%, 6/1/14	CAD	490,000	446,965
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	273,649
Canadian Government Bond, 3.75%, 6/1/19	CAD	280,000	279,666
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	446,765
Province of British Columbia, 3.25%, 12/18/21	CAD	315,000	297,263
Province of Ontario Canada, 5.45%, 4/27/16		$130,000	143,571
Province of Ontario Canada, 1.00%, 7/22/16		$90,000	90,801
Province of Ontario Canada, 4.40%, 6/2/19	CAD	400,000	401,998
			2,380,678
DENMARK — 0.3%
Denmark Government Bond, 4.00%, 11/15/17	DKK	4,520,000	947,883
Denmark Government Bond, 4.00%, 11/15/19	DKK	290,000	63,171
Denmark Government Bond, 7.00%, 11/10/24	DKK	1,830,000	519,741
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,435,000	629,265
			2,160,060
FINLAND — 0.4%
Finland Government Bond, 3.125%, 9/15/14(4)	EUR	460,000	645,100
Finland Government Bond, 3.875%, 9/15/17(4)	EUR	455,000	702,428
Finland Government Bond, 4.375%, 7/4/19(4)	EUR	239,000	388,234
Finland Government Bond, 1.625%, 9/15/22(4)	EUR	295,000	406,206
Finland Government Bond, 4.00%, 7/4/25(4)	EUR	285,000	470,110
Finland Government Bond, 2.625%, 7/4/42(4)	EUR	120,000	166,798
			2,778,876
FRANCE — 0.4%
France Government Bond OAT, 4.00%, 4/25/14	EUR	210,000	291,566
France Government Bond OAT, 3.25%, 10/25/21	EUR	290,000	447,312
France Government Bond OAT, 5.50%, 4/25/29	EUR	145,000	269,956
France Government Bond OAT, 4.75%, 4/25/35	EUR	260,000	459,756
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	645,000	926,044
			2,394,634
GERMANY — 0.5%
Bundesobligation, 2.00%, 2/26/16	EUR	510,000	730,071
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	110,000	164,426
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	235,000	447,764
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	275,000	508,532
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	748,336	1,079,648
			2,930,441
JAPAN — 1.8%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	320,000,000	3,163,947
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	210,000,000	2,093,719
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	249,900,000	2,565,034

Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	87,600,000	997,940
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	79,200,000	842,323
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	120,600,000	1,372,525
			11,035,488
MULTI-NATIONAL — 0.1%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	466,065
NETHERLANDS — 0.3%
Netherlands Government Bond, 1.25%, 1/15/18(4)	EUR	180,000	255,048
Netherlands Government Bond, 3.50%, 7/15/20(4)	EUR	615,000	967,356
Netherlands Government Bond, 2.25%, 7/15/22(4)	EUR	85,000	122,678
Netherlands Government Bond, 3.75%, 1/15/42(4)	EUR	215,000	363,849
			1,708,931
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	231,915
NORWAY — 0.2%
Norway Government Bond, 4.25%, 5/19/17	NOK	930,000	166,689
Norway Government Bond, 3.75%, 5/25/21	NOK	6,240,000	1,118,507
			1,285,196
SINGAPORE — 0.1%
Singapore Government Bond, 2.375%, 4/1/17	SGD	270,000	224,559
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	100,969
			325,528
SWEDEN — 0.1%
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,505,000	265,711
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,210,000	556,194
			821,905
SWITZERLAND — 0.1%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	150,000	188,118
Switzerland Government Bond, 2.50%, 3/8/36	CHF	95,000	128,637
			316,755
UNITED KINGDOM — 1.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	635,000	1,088,681
United Kingdom Gilt, 4.00%, 9/7/16	GBP	810,000	1,464,626
United Kingdom Gilt, 4.50%, 3/7/19	GBP	695,000	1,315,220
United Kingdom Gilt, 8.00%, 6/7/21	GBP	69,000	159,551
United Kingdom Gilt, 3.75%, 9/7/21	GBP	885,000	1,622,694
United Kingdom Gilt, 2.25%, 9/7/23	GBP	70,000	112,651
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,124,444
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	340,053
United Kingdom Gilt, 4.25%, 3/7/36	GBP	850,000	1,607,454
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	99,639
United Kingdom Gilt, 4.25%, 12/7/55	GBP	450,000	887,477
			9,822,490
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $43,607,471)			44,427,270
COMMERCIAL PAPER(7) — 4.1%
Bank of Nova Scotia, 0.17%, 3/31/14		$2,400,000	2,399,856

BNP Paribas Finance, Inc., 0.17%, 4/8/14	2,400,000	2,399,631
Catholic Health Initiatives, 0.15%, 3/11/14	2,400,000	2,399,945
Charta LLC, 0.18%, 5/14/14(4)	2,400,000	2,399,375
Crown Point Capital Co., 0.18%, 4/1/14(4)	2,400,000	2,399,652
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(4)	1,800,000	1,799,142
Lexington Parker Capital, 0.18%, 3/17/14(4)	1,000,000	999,932
Liberty Street Funding LLC, 0.16%, 4/28/14(4)	2,400,000	2,399,257
San Francisco City & County Public Utilities Commission, 0.13%, 3/12/14	2,400,000	2,400,048
Thunder Bay Funding LLC, 0.17%, 3/21/14(4)	2,400,000	2,399,790
Thunder Bay Funding LLC, 0.15%, 4/25/14(4)	800,000	799,755
Toyota Motor Credit Corp., 0.19%, 6/12/14	2,400,000	2,398,965
TOTAL COMMERCIAL PAPER (Cost $25,194,583)		25,195,348
MUNICIPAL SECURITIES — 3.6%
Alameda County Industrial Development Authority Rev., (Pacific Paper Tube), VRDN, 0.05%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	1,775,000	1,775,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	65,000	85,164
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	130,000	166,995
California GO, (Building Bonds), 7.55%, 4/1/39	30,000	41,930
California GO, (Building Bonds), 7.30%, 10/1/39	80,000	108,043
California GO, (Building Bonds), 7.60%, 11/1/40	65,000	92,022
California Infrastructure & Economic Development Bank Rev., Series 1999 A, VRDN, 0.14%, 3/6/14 (LOC: Comerica Bank)	505,000	505,000
Chambersburg Municipal Authority Rev., (Wilson College), VRDN, 0.07%, 3/6/14 (LOC: Bank of America N.A.)	1,700,000	1,700,000
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.09%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.) (Acquired 4/11/12, Cost $2,200,000)(6)	2,200,000	2,200,000
City of New York GO, Series 1995 F-5, VRDN, 0.06%, 3/5/14 (LOC: Bayerische Landesbank)	1,360,000	1,360,000
City of Russell Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.04%, 3/6/14 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,310,000	1,310,000
City of Venice Health Care Rev., Series 2002 B, (Bon Secours Health System), VRDN, 0.08%, 3/6/14 (AGM)(LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Florida Housing Finance Corp. Rev., Series 2003 E1, (St. Andrews Pointe Apartments), VRDN, 0.06%, 3/6/14 (LIQ FAC: FNMA)	715,000	715,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	130,000	128,404
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	65,000	82,064
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	80,000	92,194
Massachusetts Bay Transportation Authority Rev., (General Transportation System), VRDN, 0.07%, 3/5/14 (SBBPA: Landesbank Baden-Wurttemberg)	2,400,000	2,400,000
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	55,000	70,456
Nevada Housing Division Multifamily Rev., (Golden Apartments), VRDN, 0.07%, 3/6/14 (LIQ FAC: FHLMC)	1,600,000	1,600,000
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	100,000	141,793
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	75,000	102,940
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	40,000	48,965
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	110,000	118,601

Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.17%, 3/5/14 (LOC: FNMA)	720,000	720,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	70,000	85,440
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	51,205
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	120,000	112,106
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	150,000	176,811
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	180,000	203,548
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	95,000	103,022
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	75,000	89,293
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	105,000	121,568
Texas GO, (Building Bonds), 5.52%, 4/1/39	125,000	149,395
Town of Hillsborough COP, Series 2003 A, (Water & Sewer System), VRDN, 0.10%, 3/6/14 (SBBPA: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
University of California Rev., Series 2013 AL-2, VRDN, 0.03%, 3/6/14	1,000,000	1,000,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	50,000	54,556
West Basin Municipal Water District COP, Series 2008 A1, VRDN, 0.05%, 3/5/14 (SBBPA: Citibank N.A.)	1,425,000	1,425,000
TOTAL MUNICIPAL SECURITIES (Cost $21,894,819)		22,236,515
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.5%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/14	250,000	263,529
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/14	200,000	213,773
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(4)	200,000	194,589
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	625,000	599,256
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	200,000	201,472
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	375,000	390,578
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/14	300,000	306,407
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/14	220,368	221,292
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	288,513	298,231
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	980,145	1,012,374
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(4)	700,000	710,201
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/14(4)	650,000	628,766
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	150,000	157,840
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	250,000	263,674
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	51,622	53,697
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.94%, 3/11/14	42,280	42,413
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class A4 SEQ, 5.00%, 4/15/30	380,143	384,312
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4 SEQ, 4.95%, 9/15/30	366,858	383,033
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/14	100,000	107,020

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	300,000	289,710
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	25,041	25,030
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,001,651	1,020,307
VNDO 2013-PENN Mortgage Trust, Series 2013-PENN, Class A SEQ, 3.81%, 12/13/29(4)	425,000	447,240
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	15,684	15,795
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	875,000	890,972
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,177,463)		9,121,511
EXCHANGE-TRADED FUNDS — 0.3%
iShares MSCI EAFE ETF	13,000	876,850
iShares Russell Midcap Value Index Fund	18,107	1,231,819
iShares S&P SmallCap 600 Index Fund	125	13,715
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,851,068)		2,122,384
U.S. GOVERNMENT AGENCY SECURITIES — 0.3%
FNMA, 6.625%, 11/15/30 (Cost $1,741,130)	1,290,000	1,761,596
ASSET-BACKED SECURITIES(3) — 0.2%
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 3/4/14(5)	425,000	425,249
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(4)	250,000	250,138
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(4)	325,000	326,664
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	80,000	80,600
TOTAL ASSET-BACKED SECURITIES (Cost $1,077,284)		1,082,651
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 0.1%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATION†
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/14(4)	204,549	199,974
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	595,422	651,920
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $786,896)		851,894
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	503	17,746
TOBACCO†
Universal Corp., 6.75%	8	10,327
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $21,769)		28,073
TEMPORARY CASH INVESTMENTS — 2.3%
SSgA U.S. Government Money Market Fund (Cost $14,468,960)	14,468,960	14,468,960
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $531,739,961)		617,484,761
OTHER ASSETS AND LIABILITIES — 0.1%		761,910
TOTAL NET ASSETS — 100.0%		$618,246,671

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	55,000	USD	49,536	Barclays Bank plc	04/10/14	(579)
AUD	95,000	USD	85,576	Deutsche Bank	04/10/14	(1,013)
AUD	75,000	USD	66,872	Deutsche Bank	04/10/14	(112)
AUD	510,662	USD	452,567	Westpac Group	04/10/14	1,989
AUD	60,000	USD	53,635	Westpac Group	04/10/14	(227)
USD	45,061	AUD	50,000	Deutsche Bank	04/10/14	554
USD	270,748	AUD	310,000	HSBC Holdings plc	04/10/14	(5,193)
USD	134,751	AUD	155,000	Westpac Group	04/10/14	(3,220)
USD	187,295	AUD	215,062	Westpac Group	04/10/14	(4,139)
CAD	44,675	USD	40,000	Deutsche Bank	04/10/14	310
CAD	49,779	USD	45,000	Deutsche Bank	04/10/14	(85)
USD	1,189,898	CAD	1,319,121	JPMorgan Chase Bank N.A.	03/31/14	(610)
USD	85,000	CAD	92,922	Deutsche Bank	04/10/14	1,158
USD	731,579	CAD	802,674	HSBC Holdings plc	04/10/14	7,336
CHF	138,922	USD	155,000	Barclays Bank plc	04/10/14	3,001
CHF	145,250	USD	165,000	Deutsche Bank	04/10/14	198
CHF	75,122	USD	83,353	HSBC Holdings plc	04/10/14	2,087
CHF	65,454	USD	71,957	UBS AG	04/10/14	2,487
USD	115,000	CHF	103,624	Barclays Bank plc	04/10/14	(2,856)
USD	55,000	CHF	49,196	Deutsche Bank	04/10/14	(953)
USD	175,000	CHF	156,800	Deutsche Bank	04/10/14	(3,335)
CZK	747,949	USD	37,227	Barclays Bank plc	04/10/14	568
CZK	4,954,311	USD	245,748	Deutsche Bank	04/10/14	4,604
USD	40,000	CZK	807,746	Barclays Bank plc	04/10/14	(817)
USD	115,000	CZK	2,340,360	Barclays Bank plc	04/10/14	(3,263)
DKK	1,633,810	USD	297,690	Barclays Bank plc	04/10/14	4,598
DKK	249,074	USD	45,465	Deutsche Bank	04/10/14	619
EUR	781,707	USD	1,062,010	Barclays Bank plc	04/10/14	16,959
EUR	170,000	USD	234,820	Barclays Bank plc	04/10/14	(173)
EUR	119,388	USD	161,007	HSBC Holdings plc	04/10/14	3,781
USD	402,508	EUR	293,059	UBS AG	03/31/14	(1,994)
USD	593,310	EUR	431,979	UBS AG	03/31/14	(2,939)
USD	12,881	EUR	9,420	UBS AG	03/31/14	(121)
USD	15,273	EUR	11,054	UBS AG	03/31/14	15
USD	111,198	EUR	82,196	Barclays Bank plc	04/10/14	(2,255)
USD	68,053	EUR	50,000	Barclays Bank plc	04/10/14	(960)
USD	109,168	EUR	80,000	Barclays Bank plc	04/10/14	(1,254)
USD	109,329	EUR	80,000	Barclays Bank plc	04/10/14	(1,093)
USD	41,141	EUR	30,000	Barclays Bank plc	04/10/14	(267)
USD	40,928	EUR	30,000	Deutsche Bank	04/10/14	(480)
USD	337,181	EUR	245,000	UBS AG	04/10/14	(985)
GBP	155,000	USD	252,537	Barclays Bank plc	04/10/14	6,947
USD	131,664	GBP	78,841	Credit Suisse AG	03/31/14	(332)
USD	140,120	GBP	84,841	Barclays Bank plc	04/10/14	(1,911)
USD	58,630	GBP	35,695	Barclays Bank plc	04/10/14	(1,127)
USD	41,134	GBP	25,000	Barclays Bank plc	04/10/14	(719)

USD	50,123	GBP	30,000	Deutsche Bank	04/10/14	(100)
USD	1,062,024	GBP	650,031	HSBC Holdings plc	04/10/14	(26,185)
USD	126,867	GBP	77,235	HSBC Holdings plc	04/10/14	(2,431)
HKD	279,000	USD	35,984	Westpac Group	04/10/14	(30)
JPY	7,677,294	USD	75,000	Barclays Bank plc	04/10/14	452
JPY	9,725,720	USD	95,000	Barclays Bank plc	04/10/14	584
JPY	5,218,735	USD	50,000	Deutsche Bank	04/10/14	1,289
JPY	78,682,014	USD	752,946	Westpac Group	04/10/14	20,335
USD	40,000	JPY	4,086,064	Barclays Bank plc	04/10/14	(158)
USD	75,000	JPY	7,612,125	Deutsche Bank	04/10/14	189
USD	105,000	JPY	10,764,338	Deutsche Bank	04/10/14	(791)
USD	220,000	JPY	22,429,770	HSBC Holdings plc	04/10/14	(438)
KRW	2,196,617,099	USD	2,061,777	Westpac Group	04/10/14	(15,826)
KRW	299,096,000	USD	280,000	Westpac Group	04/10/14	(1,419)
USD	95,000	KRW	103,512,000	Westpac Group	04/10/14	(1,412)
USD	220,000	KRW	234,850,000	Westpac Group	04/10/14	1,258
NOK	1,199,840	USD	200,000	Deutsche Bank	04/10/14	(368)
USD	1,055,619	NOK	6,493,744	Deutsche Bank	04/10/14	(24,822)
NZD	175,000	USD	144,908	Barclays Bank plc	04/10/14	1,412
NZD	48,273	USD	40,280	Barclays Bank plc	04/10/14	81
NZD	85,000	USD	70,870	Deutsche Bank	04/10/14	199
NZD	122,562	USD	101,691	Westpac Group	04/10/14	784
NZD	145,000	USD	121,849	Westpac Group	04/10/14	(613)
USD	314,137	NZD	390,000	Westpac Group	04/10/14	(11,947)
SEK	741,118	USD	115,000	Deutsche Bank	04/10/14	518
SEK	1,141,649	USD	175,000	Deutsche Bank	04/10/14	2,949
USD	788,743	SEK	5,113,580	Deutsche Bank	04/10/14	(8,313)
USD	60,000	SEK	386,549	Deutsche Bank	04/10/14	(252)
SGD	203,838	USD	160,000	Barclays Bank plc	04/10/14	802
SGD	236,423	USD	185,000	UBS AG	04/10/14	1,507
USD	125,000	SGD	159,898	Barclays Bank plc	04/10/14	(1,138)
USD	195,000	SGD	248,737	Barclays Bank plc	04/10/14	(1,221)
USD	285,509	SGD	363,503	HSBC Holdings plc	04/10/14	(1,248)
USD	185,000	SGD	235,437	HSBC Holdings plc	04/10/14	(729)
TWD	6,664,900	USD	220,000	Westpac Group	04/10/14	35
USD	98,718	TWD	2,962,020	Westpac Group	04/10/14	929
USD	280,000	TWD	8,423,800	Westpac Group	04/10/14	1,897
						(50,022)

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
26	U.S. Treasury 10-Year Notes	June 2014	3,237,813	(3,765)
12	U.S. Treasury Ultra Long Bonds	June 2014	1,723,125	(10,005)
			4,960,938	(13,770)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal Corporation
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Certificates of Participation
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $140,295.

(3)	Final maturity date indicated, unless otherwise noted.

(4)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $26,995,556, which represented 4.4% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(6)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $5,200,000, which represented 0.8% of total net assets.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	243,276,516	38,763,606	—
U.S. Treasury Securities	—	112,067,193	—
U.S. Government Agency Mortgage-Backed Securities	—	52,284,107	—
Corporate Bonds	—	49,797,137	—
Sovereign Governments and Agencies	—	44,427,270	—
Commercial Paper	—	25,195,348	—
Municipal Securities	—	22,236,515	—
Commercial Mortgage-Backed Securities	—	9,121,511	—
Exchange-Traded Funds	2,122,384	—	—
U.S. Government Agency Securities	—	1,761,596	—
Asset-Backed Securities	—	1,082,651	—
Collateralized Mortgage Obligations	—	851,894	—
Convertible Preferred Stocks	—	28,073	—
Temporary Cash Investments	14,468,960	—	—
	259,867,860	357,616,901	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	92,431	—
Liabilities
Other Financial Instruments
Futures Contracts	(13,770)	—	—
Forward Foreign Currency Exchange Contracts	—	(142,453)	—
	(13,770)	(142,453)	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$539,535,506
Gross tax appreciation of investments	$82,588,069
Gross tax depreciation of investments	(4,638,814)
Net tax appreciation (depreciation) of investments	$77,949,255

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Moderate Fund

February 28, 2014

Strategic Allocation: Moderate - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 64.5%
AEROSPACE AND DEFENSE — 2.3%
AAR Corp.	1,698	49,072
Aerovironment, Inc.(1)	793	24,773
Airbus Group NV	29,864	2,200,731
Alliant Techsystems, Inc.	5,057	681,498
American Science & Engineering, Inc.	2,469	162,271
B/E Aerospace, Inc.(1)	12,680	1,068,290
Boeing Co. (The)	52,265	6,738,004
General Dynamics Corp.	44,721	4,898,738
Honeywell International, Inc.	87,662	8,278,799
KEYW Holding Corp. (The)(1)	3,963	72,523
Lockheed Martin Corp.	5,550	900,765
Northrop Grumman Corp.	18,129	2,194,153
Precision Castparts Corp.	8,175	2,108,169
Raytheon Co.	42,740	4,184,674
Rockwell Collins, Inc.	6,530	538,986
Rolls-Royce Holdings plc	47,479	794,265
Textron, Inc.	43,204	1,715,199
United Technologies Corp.	32,679	3,824,097
Zodiac Aerospace	44,600	1,575,048
		42,010,055
AIR FREIGHT AND LOGISTICS†
United Parcel Service, Inc., Class B	9,496	909,432
AIRLINES — 0.5%
Alaska Air Group, Inc.	12,032	1,042,453
Copa Holdings SA Class A	2,660	360,324
Delta Air Lines, Inc.	69,004	2,291,623
International Consolidated Airlines Group SA(1)	172,930	1,265,465
JetBlue Airways Corp.(1)	4,815	42,516
Pegasus Hava Tasimaciligi AS(1)	39,465	505,309
Southwest Airlines Co.	171,571	3,850,053
Spirit Airlines, Inc.(1)	3,580	202,198
		9,559,941
AUTO COMPONENTS — 0.8%
American Axle & Manufacturing Holdings, Inc.(1)	13,899	268,668
Autoliv, Inc.	7,321	705,305
BorgWarner, Inc.	76,339	4,691,031
Bridgestone Corp.	38,500	1,387,241
Continental AG	12,948	3,151,750
Dana Holding Corp.	4,017	87,089
Goodyear Tire & Rubber Co. (The)	7,550	202,868
Johnson Controls, Inc.	27,329	1,350,053

Magna International, Inc.	1,789	159,436
Superior Industries International, Inc.	3,441	62,901
Tower International, Inc.(1)	3,993	102,540
Valeo SA	15,360	2,150,883
Xinyi Glass Holdings Ltd.	1,210,000	1,075,826
		15,395,591
AUTOMOBILES — 0.8%
Brilliance China Automotive Holdings Ltd.	552,000	840,744
Daimler AG	23,070	2,150,075
Ford Motor Co.	114,420	1,760,924
Fuji Heavy Industries Ltd.	46,100	1,247,060
Great Wall Motor Co. Ltd. H Shares	194,000	884,937
Harley-Davidson, Inc.	49,460	3,267,328
Honda Motor Co., Ltd.	58,800	2,107,140
Hyundai Motor Co.	2,060	472,787
Tata Motors Ltd.	141,263	950,300
Tata Motors Ltd. ADR	44,785	1,562,101
Tesla Motors, Inc.(1)	500	122,405
		15,365,801
BEVERAGES — 1.1%
Anheuser-Busch InBev NV	14,893	1,561,290
Boston Beer Co., Inc., Class A(1)	172	40,721
Brown-Forman Corp., Class B	24,214	2,029,133
Coca-Cola Co. (The)	7,477	285,622
Constellation Brands, Inc., Class A(1)	36,590	2,964,888
Dr Pepper Snapple Group, Inc.	11,327	590,250
Monster Beverage Corp.(1)	14,460	1,070,040
PepsiCo, Inc.	135,105	10,817,857
		19,359,801
BIOTECHNOLOGY — 1.3%
ACADIA Pharmaceuticals, Inc.(1)	2,150	60,845
Acorda Therapeutics, Inc.(1)	1,224	44,847
Aegerion Pharmaceuticals, Inc.(1)	790	43,260
Alexion Pharmaceuticals, Inc.(1)	10,133	1,791,514
Alnylam Pharmaceuticals, Inc.(1)	4,609	374,435
Amgen, Inc.	35,956	4,459,263
Arena Pharmaceuticals, Inc.(1)	5,407	35,200
Biogen Idec, Inc.(1)	12,101	4,122,569
BioMarin Pharmaceutical, Inc.(1)	12,460	1,009,260
Celldex Therapeutics, Inc.(1)	2,240	65,453
Cepheid, Inc.(1)	1,701	91,276
Clovis Oncology, Inc.(1)	550	43,791
CSL Ltd.	32,992	2,125,597
Dyax Corp.(1)	3,530	34,135
Exact Sciences Corp.(1)	2,142	28,810
Exelixis, Inc.(1)	6,394	45,142
Gilead Sciences, Inc.(1)	39,149	3,241,146

Halozyme Therapeutics, Inc.(1)	2,840	40,016
ImmunoGen, Inc.(1)	2,060	33,784
Incyte Corp. Ltd.(1)	21,740	1,397,012
Intercept Pharmaceuticals, Inc.(1)	190	77,995
InterMune, Inc.(1)	2,500	75,100
Ironwood Pharmaceuticals, Inc.(1)	3,174	46,055
Isis Pharmaceuticals, Inc.(1)	2,439	124,389
Keryx Biopharmaceuticals, Inc.(1)	2,750	44,138
MannKind Corp.(1)	5,190	32,126
Myriad Genetics, Inc.(1)	9,526	344,936
Neurocrine Biosciences, Inc.(1)	1,980	34,907
NPS Pharmaceuticals, Inc.(1)	2,060	72,059
Opko Health, Inc.(1)	4,920	46,838
PDL BioPharma, Inc.	4,523	38,762
Pharmacyclics, Inc.(1)	3,071	425,825
Puma Biotechnology, Inc.(1)	620	72,081
Regeneron Pharmaceuticals, Inc.(1)	7,513	2,498,073
Synageva BioPharma Corp.(1)	630	72,242
United Therapeutics Corp.(1)	15,541	1,576,168
		24,669,049
BUILDING PRODUCTS — 0.4%
Allegion plc(1)	21,450	1,165,807
American Woodmark Corp.(1)	1,775	56,995
Apogee Enterprises, Inc.	2,815	96,357
Cie de St-Gobain	7,750	465,334
Continental Building Products, Inc.(1)	2,823	55,190
Daikin Industries Ltd.	33,200	1,904,180
Fortune Brands Home & Security, Inc.	41,155	1,923,585
Insteel Industries, Inc.	681	13,552
Lennox International, Inc.	19,239	1,767,679
Masco Corp.	28,790	672,247
NCI Building Systems, Inc.(1)	2,711	46,250
Nortek, Inc.(1)	200	14,478
		8,181,654
CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc.(1)	17,360	3,264,548
Ameriprise Financial, Inc.	13,710	1,494,253
Bank of New York Mellon Corp. (The)	29,420	941,440
BlackRock, Inc.	4,350	1,326,054
Blackstone Group LP	5,900	196,765
Charles Schwab Corp. (The)	9,631	255,318
Evercore Partners, Inc., Class A	2,440	135,761
Financial Engines, Inc.	5,635	318,434
Franklin Resources, Inc.	101,477	5,403,650
Goldman Sachs Group, Inc. (The)	12,740	2,120,573
HFF, Inc., Class A	3,100	98,890
KKR & Co. LP	25,808	623,005

Lazard Ltd. Class A	16,580	745,934
Manning & Napier, Inc.	3,754	55,146
Morgan Stanley	36,010	1,109,108
Northern Trust Corp.	46,775	2,893,034
PennantPark Investment Corp.	3,502	40,063
Solar Capital Ltd.	2,691	59,794
State Street Corp.	24,881	1,633,935
Stifel Financial Corp.(1)	1,010	48,571
UBS AG	75,283	1,615,225
Walter Investment Management Corp.(1)	738	18,856
		24,398,357
CHEMICALS — 1.8%
Akzo Nobel NV	30,190	2,500,693
BASF SE	11,710	1,348,344
Cabot Corp.	2,680	145,095
Chemtura Corp.(1)	5,130	126,968
Dow Chemical Co. (The)	108,631	5,291,416
E.I. du Pont de Nemours & Co.	8,700	579,594
Eastman Chemical Co.	7,803	682,216
Flotek Industries, Inc.(1)	3,907	99,433
FMC Corp.	26,890	2,075,370
Givaudan SA	460	721,774
Hawkins, Inc.	1,735	61,818
Innophos Holdings, Inc.	3,122	171,460
Johnson Matthey plc	26,210	1,431,691
Koninklijke DSM NV	11,696	747,386
Kronos Worldwide, Inc.	2,287	34,945
LyondellBasell Industries NV, Class A	45,923	4,044,898
Minerals Technologies, Inc.	654	34,989
Monsanto Co.	26,606	2,927,192
Olin Corp.	14,820	388,136
PolyOne Corp.	2,140	80,250
PPG Industries, Inc.	15,070	2,981,147
Scotts Miracle-Gro Co. (The), Class A	12,444	710,677
Sensient Technologies Corp.	834	43,727
Sherwin-Williams Co. (The)	7,665	1,536,679
Sigma-Aldrich Corp.	15,328	1,447,117
Sika AG	321	1,183,996
Tronox Ltd. Class A	7,918	187,577
Westlake Chemical Corp.	6,040	805,313
		32,389,901
COMMERCIAL BANKS — 3.1%
Alior Bank SA(1)	17,900	576,960
Alpha Bank AE(1)	373,150	377,538
American National Bankshares, Inc.	2,607	58,553
Banco Popular Espanol SA	259,026	1,867,756
Bank of Ireland(1)	2,567,749	1,378,719

Bank of the Ozarks, Inc.	1,002	63,547
Bankia SA(1)	456,980	959,401
BankUnited, Inc.	7,978	267,103
BNP Paribas SA	40,414	3,316,884
BOK Financial Corp.	4,480	289,990
Boston Private Financial Holdings, Inc.	2,915	38,012
Capitec Bank Holdings Ltd.	18,550	316,538
Cathay General Bancorp.	6,260	159,067
Central Pacific Financial Corp.	2,480	48,930
Comerica, Inc.	12,247	590,061
Commerce Bancshares, Inc.	27,651	1,234,894
Commonwealth Bank of Australia	24,224	1,613,871
Credicorp Ltd.	5,380	698,862
Cullen/Frost Bankers, Inc.	10,815	807,232
East West Bancorp., Inc.	25,490	909,738
Erste Group Bank AG	29,621	1,051,176
F.N.B. Corp.	9,983	121,693
First Horizon National Corp.	8,526	102,056
First Interstate Bancsystem, Inc.	3,426	88,733
First NBC Bank Holding Co.(1)	2,339	78,052
First Niagara Financial Group, Inc.	7,847	71,172
FirstMerit Corp.	3,512	72,909
Flushing Financial Corp.	2,336	48,402
Fulton Financial Corp.	4,114	50,643
Grupo Financiero Banorte SAB de CV	123,705	800,865
HDFC Bank Ltd.	48,772	526,908
Heritage Financial Corp.	2,957	52,428
Home Bancshares, Inc.	5,233	175,620
HSBC Holdings plc	162,640	1,714,982
Industrial & Commercial Bank of China Ltd. H Shares	1,391,105	833,528
Itau Unibanco Holding SA ADR	156,744	2,087,830
Itau Unibanco Holding SA Preference Shares	67,100	893,713
Kasikornbank PCL NVDR	74,600	389,864
KeyCorp	60,211	792,979
Lakeland Financial Corp.	1,682	63,916
Lloyds Banking Group plc(1)	1,614,759	2,231,608
M&T Bank Corp.	10,410	1,213,702
MB Financial, Inc.	2,110	64,418
Mitsubishi UFJ Financial Group, Inc.	148,800	858,265
National Bankshares, Inc.	1,904	68,544
OFG Bancorp	7,993	127,888
Pacific Continental Corp.	3,368	48,600
Park Sterling Corp.	10,223	67,063
Pinnacle Financial Partners, Inc.	2,823	101,854
PNC Financial Services Group, Inc. (The)	43,051	3,520,711
Popular, Inc.(1)	3,599	102,895
PrivateBancorp, Inc.	2,853	82,338

Prosperity Bancshares, Inc.	862	54,573
PT Bank Mandiri (Persero) Tbk	720,700	564,938
PT Bank Rakyat Indonesia (Persero) Tbk	938,400	749,734
Renasant Corp.	1,600	46,496
Royal Bank of Scotland Group plc(1)	73,570	403,962
Sberbank of Russia(1)	423,092	1,070,480
Signature Bank(1)	6,256	819,098
Skandinaviska Enskilda Banken AB A Shares	80,900	1,137,482
SunTrust Banks, Inc.	78,466	2,956,599
SVB Financial Group(1)	13,990	1,761,481
TCF Financial Corp.	2,809	45,281
Texas Capital Bancshares, Inc.(1)	5,054	318,149
U.S. Bancorp	64,710	2,662,169
UniCredit SpA	210,780	1,677,267
Valley National Bancorp	13,368	134,749
ViewPoint Financial Group, Inc.	4,499	112,475
Washington Banking Co.	3,067	56,494
Wells Fargo & Co.	137,762	6,394,912
Westamerica Bancorp.	14,511	729,613
		55,774,963
COMMERCIAL SERVICES AND SUPPLIES — 0.7%
ADT Corp. (The)	95,108	2,920,767
Deluxe Corp.	7,249	365,929
G&K Services, Inc., Class A	1,140	71,398
KAR Auction Services, Inc.	22,050	687,078
Multi-Color Corp.	6,957	235,634
Republic Services, Inc.	95,892	3,270,876
Stericycle, Inc.(1)	9,817	1,119,138
Tyco International Ltd.	81,276	3,428,222
Waste Management, Inc.	11,261	467,331
		12,566,373
COMMUNICATIONS EQUIPMENT — 1.2%
Ciena Corp.(1)	33,663	827,100
Cisco Systems, Inc.	310,301	6,764,562
CommScope Holding Co., Inc.(1)	2,354	56,943
F5 Networks, Inc.(1)	5,100	572,934
Harris Corp.	4,558	336,472
Palo Alto Networks, Inc.(1)	10,060	715,769
Polycom, Inc.(1)	7,191	96,072
QUALCOMM, Inc.	140,187	10,554,679
Riverbed Technology, Inc.(1)	5,545	123,543
Telefonaktiebolaget LM Ericsson B Shares	105,886	1,372,365
Ubiquiti Networks, Inc.(1)	4,762	235,290
		21,655,729
COMPUTERS AND PERIPHERALS — 1.8%
Apple, Inc.	30,952	16,288,180
EMC Corp.	126,584	3,338,020

Hewlett-Packard Co.	139,319	4,162,852
NetApp, Inc.	52,850	2,135,669
SanDisk Corp.	41,214	3,062,200
Seagate Technology plc	38,204	1,993,867
Silicon Graphics International Corp.(1)	8,804	108,377
Western Digital Corp.	23,483	2,042,786
		33,131,951
CONSTRUCTION AND ENGINEERING — 0.3%
EMCOR Group, Inc.	653	30,547
Granite Construction, Inc.	2,626	96,532
Great Lakes Dredge & Dock Corp.(1)	5,544	45,793
Hyundai Development Co-Engineering & Construction	7,500	205,503
Koninklijke Boskalis Westminster NV	14,220	711,805
MasTec, Inc.(1)	40,578	1,661,263
Northwest Pipe Co.(1)	2,062	73,098
Promotora y Operadora de Infraestructura SAB de CV(1)	45,967	594,487
Quanta Services, Inc.(1)	45,260	1,593,605
URS Corp.	1,940	90,210
Vinci SA	6,500	485,652
		5,588,495
CONSTRUCTION MATERIALS — 0.3%
Anhui Conch Cement Co. Ltd. H Shares	54,000	196,919
Caesarstone Sdot-Yam Ltd.	2,230	131,838
Cemex Latam Holdings SA(1)	91,799	731,341
Cemex SAB de CV ADR(1)	202,796	2,652,572
Headwaters, Inc.(1)	11,974	159,614
James Hardie Industries SE	39,990	517,433
PT Semen Gresik (Persero) Tbk	312,400	403,652
Siam Cement PCL NVDR	52,900	697,226
		5,490,595
CONSUMER FINANCE — 0.5%
American Express Co.	35,616	3,251,029
Capital One Financial Corp.	19,310	1,417,933
Cash America International, Inc.	50,345	2,014,807
Discover Financial Services	22,030	1,264,081
Portfolio Recovery Associates, Inc.(1)	22,283	1,208,407
Santander Consumer USA Holdings, Inc.(1)	33,103	838,499
		9,994,756
CONTAINERS AND PACKAGING — 0.3%
Bemis Co., Inc.	14,801	581,383
Berry Plastics Group, Inc.(1)	10,240	249,139
Graphic Packaging Holding Co.(1)	26,446	270,807
Packaging Corp. of America	37,276	2,717,048
Silgan Holdings, Inc.	3,349	161,455
Sonoco Products Co.	21,858	917,599
		4,897,431
DISTRIBUTORS — 0.1%

LKQ Corp.(1)	32,990	920,091
Pool Corp.	2,458	143,695
		1,063,786
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	102,700	575,094
Graham Holdings Co., Class B	176	126,491
Grand Canyon Education, Inc.(1)	1,086	51,476
LifeLock, Inc.(1)	6,132	122,088
Sotheby's	960	45,130
Steiner Leisure, Ltd.(1)	2,717	120,146
		1,040,425
DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp.	184,627	3,051,884
Berkshire Hathaway, Inc., Class B(1)	37,674	4,361,896
Chailease Holding Co. Ltd.	293,016	724,342
Citigroup, Inc.	169,963	8,265,301
Compass Diversified Holdings	3,031	56,801
Hankook Tire Co. Ltd.(1)	6,890	401,459
ING Groep NV CVA(1)	158,070	2,306,206
JPMorgan Chase & Co.	127,487	7,243,811
MarketAxess Holdings, Inc.	1,906	112,530
Moody's Corp.	31,600	2,496,400
MSCI, Inc., Class A(1)	36,608	1,600,136
ORIX Corp.	130,900	1,929,350
PHH Corp.(1)	2,984	77,674
		32,627,790
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	199,789	6,379,263
BT Group plc	277,530	1,904,497
CenturyLink, Inc.	60,649	1,895,888
Iliad SA	2,540	619,503
Thaicom PCL	402,100	505,321
tw telecom, inc., Class A(1)	39,600	1,212,156
Verizon Communications, Inc.	71,683	3,410,677
		15,927,305
ELECTRIC UTILITIES — 0.8%
American Electric Power Co., Inc.	21,420	1,075,284
Edison International	54,781	2,868,881
El Paso Electric Co.	3,607	127,147
Empire District Electric Co. (The)	15,586	370,012
Great Plains Energy, Inc.	53,285	1,399,797
IDACORP, Inc.	326	18,318
Northeast Utilities	13,492	599,719
Pinnacle West Capital Corp.	17,150	954,397
PNM Resources, Inc.	364	9,519
Portland General Electric Co.	19,035	605,313
PPL Corp.	34,520	1,114,651

Southern Co. (The)	13,220	559,867
Westar Energy, Inc.	74,970	2,565,473
Xcel Energy, Inc.	77,474	2,346,687
		14,615,065
ELECTRICAL EQUIPMENT — 0.9%
Acuity Brands, Inc.	14,850	2,094,592
Brady Corp., Class A	15,567	416,417
Eaton Corp. plc	21,420	1,600,288
Emerson Electric Co.	46,695	3,047,316
EnerSys	1,950	138,528
Nidec Corp.	21,900	2,687,737
Regal-Beloit Corp.	5,659	417,012
Rockwell Automation, Inc.	36,938	4,537,464
Schneider Electric SA	20,381	1,821,541
		16,760,895
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.5%
Belden, Inc.	1,702	122,765
CDW Corp.	4,629	121,141
Cognex Corp.(1)	1,876	70,650
FEI Co.	1,790	183,744
FLIR Systems, Inc.	2,934	100,167
Hon Hai Precision Industry Co. Ltd.	297,000	822,657
Ingram Micro, Inc. Class A(1)	2,400	70,680
Keyence Corp.	3,300	1,416,046
Littelfuse, Inc.	1,985	187,324
Measurement Specialties, Inc.(1)	420	25,620
Murata Manufacturing Co. Ltd.	15,800	1,504,548
Omron Corp.	25,300	1,062,764
TE Connectivity Ltd.	47,687	2,793,504
Trimble Navigation Ltd.(1)	23,633	901,599
TTM Technologies, Inc.(1)	8,821	74,096
Vishay Intertechnology, Inc.	4,684	66,232
		9,523,537
ENERGY EQUIPMENT AND SERVICES — 1.2%
Baker Hughes, Inc.	49,035	3,102,935
Bristow Group, Inc.	1,000	77,600
Cal Dive International, Inc.(1)	9,512	16,836
Cameron International Corp.(1)	8,914	571,031
China Oilfield Services Ltd. H Shares	488,000	1,323,669
Core Laboratories NV	3,837	721,548
Dril-Quip, Inc.(1)	9,916	1,066,565
Frank's International NV	23,900	564,996
Geospace Technologies Corp.(1)	718	55,121
Gulfmark Offshore, Inc. Class A	1,687	80,031
Halliburton Co.	24,590	1,401,630
Helix Energy Solutions Group, Inc.(1)	1,723	40,732
Hornbeck Offshore Services, Inc.(1)	1,204	51,483

Matrix Service Co.(1)	2,754	89,147
McDermott International, Inc.(1)	7,201	59,984
Nabors Industries Ltd.	128,500	2,958,070
National Oilwell Varco, Inc.	21,300	1,640,952
Natural Gas Services Group, Inc.(1)	1,600	52,000
Oceaneering International, Inc.	16,735	1,197,891
RPC, Inc.	31,023	571,134
Sapurakencana Petroleum Bhd(1)	563,800	762,287
Schlumberger Ltd.	67,581	6,285,033
Tetra Technologies, Inc.(1)	5,472	65,664
		22,756,339
FOOD AND STAPLES RETAILING — 1.0%
BIM Birlesik Magazalar AS	40,364	748,750
Carrefour SA	49,609	1,829,660
Casey's General Stores, Inc.	930	63,696
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,490	913,970
Costco Wholesale Corp.	16,620	1,941,216
CVS Caremark Corp.	29,060	2,125,448
Kroger Co. (The)	39,178	1,643,125
Magnit OJSC GDR	32,501	1,820,056
Rite Aid Corp.(1)	32,910	216,877
Seven & I Holdings Co. Ltd.	25,400	951,658
Sprouts Farmers Market, Inc.(1)	26,050	1,016,471
Sysco Corp.	43,819	1,578,360
United Natural Foods, Inc.(1)	12,661	916,403
Village Super Market, Inc., Class A	2,058	56,410
Wal-Mart Stores, Inc.	9,090	679,023
Walgreen Co.	11,759	799,024
Weis Markets, Inc.	1,289	65,017
		17,365,164
FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	71,098	2,886,579
Associated British Foods plc	53,177	2,669,647
BRF SA ADR	19,610	358,079
Campbell Soup Co.	8,100	350,811
ConAgra Foods, Inc.	19,992	567,773
Danone SA	5,420	382,889
General Mills, Inc.	97,177	4,861,765
Gruma SAB de CV B Shares(1)	101,670	799,743
Hain Celestial Group, Inc. (The)(1)	14,462	1,291,457
Hershey Co. (The)	9,507	1,006,031
Hillshire Brands Co.	33,167	1,245,421
J&J Snack Foods Corp.	1,098	101,982
Kellogg Co.	42,390	2,572,649
Kraft Foods Group, Inc.	11,600	641,132
Mead Johnson Nutrition Co.	32,270	2,631,618
Mondelez International, Inc. Class A	35,051	1,192,785

Nestle SA	48,060	3,639,336
Orion Corp.(1)	670	560,478
Pilgrim's Pride Corp.(1)	16,128	282,724
Snyders-Lance, Inc.	923	25,004
Tata Global Beverages Ltd.	162,939	367,257
TreeHouse Foods, Inc.(1)	2,131	151,855
Tyson Foods, Inc., Class A	61,466	2,424,834
Unilever plc	17,783	726,894
Universal Robina Corp.	249,210	781,660
		32,520,403
GAS UTILITIES — 0.2%
AGL Resources, Inc.	9,098	427,970
Atmos Energy Corp.	3,188	146,967
ENN Energy Holdings Ltd.	216,000	1,528,036
Infraestructura Energetica Nova SAB de CV	99,090	434,148
Laclede Group, Inc. (The)	19,852	910,214
South Jersey Industries, Inc.	1,654	94,576
Southwest Gas Corp.	5,958	321,851
WGL Holdings, Inc.	14,704	590,954
		4,454,716
HEALTH CARE EQUIPMENT AND SUPPLIES — 1.8%
Abaxis, Inc.(1)	661	25,085
Abbott Laboratories	56,850	2,261,493
Align Technology, Inc.(1)	2,286	119,626
Arthrocare Corp.(1)	787	37,973
Becton Dickinson and Co.	11,332	1,305,673
Boston Scientific Corp.(1)	48,992	641,795
C.R. Bard, Inc.	22,680	3,269,549
CareFusion Corp.(1)	26,122	1,058,725
Cie Generale d'Optique Essilor International SA	5,762	601,746
Coloplast A/S B Shares	11,660	982,144
Cooper Cos., Inc. (The)	6,860	879,521
Cyberonics, Inc.(1)	794	54,365
DENTSPLY International, Inc.	18,119	822,240
DexCom, Inc.(1)	2,046	92,275
Endologix, Inc.(1)	2,252	30,402
Ginko International Co. Ltd.	18,000	351,561
Globus Medical, Inc.(1)	1,710	40,459
GN Store Nord A/S	37,200	919,937
HeartWare International, Inc.(1)	460	44,174
Hill-Rom Holdings, Inc.	7,959	301,089
ICU Medical, Inc.(1)	409	23,665
IDEXX Laboratories, Inc.(1)	7,519	946,642
Insulet Corp.(1)	1,722	81,640
Integra LifeSciences Holdings Corp.(1)	757	35,609
Masimo Corp.(1)	1,482	37,865
Medtronic, Inc.	120,543	7,143,378

Meridian Bioscience, Inc.	1,464	30,539
Neogen Corp.(1)	1,042	45,139
Orthofix International NV(1)	3,005	66,771
Smith & Nephew plc	59,790	952,655
St. Jude Medical, Inc.	38,010	2,558,833
STERIS Corp.	12,889	594,827
Stryker Corp.	45,863	3,680,047
Teleflex, Inc.	18,730	1,910,273
Thoratec Corp.(1)	1,720	63,881
Utah Medical Products, Inc.	1,318	72,477
West Pharmaceutical Services, Inc.	1,762	80,312
Zimmer Holdings, Inc.	8,584	805,523
		32,969,908
HEALTH CARE PROVIDERS AND SERVICES — 0.7%
Acadia Healthcare Co., Inc.(1)	1,035	51,170
Aetna, Inc.	16,850	1,225,164
Air Methods Corp.(1)	1,975	106,690
AmerisourceBergen Corp.	16,800	1,139,880
AMN Healthcare Services, Inc.(1)	4,204	58,562
Cardinal Health, Inc.	19,328	1,382,532
Catamaran Corp.(1)	25,929	1,168,879
Centene Corp.(1)	1,400	89,152
Chemed Corp.	560	47,376
Cigna Corp.	4,768	379,485
Emeritus Corp.(1)	1,398	44,079
Ensign Group, Inc. (The)	680	26,928
Express Scripts Holding Co.(1)	21,239	1,599,509
HealthSouth Corp.	2,952	96,471
IPC The Hospitalist Co., Inc.(1)	602	30,901
LifePoint Hospitals, Inc.(1)	21,305	1,155,796
Molina Healthcare, Inc.(1)	910	34,289
MWI Veterinary Supply, Inc.(1)	347	56,533
National Healthcare Corp.	682	35,123
Patterson Cos., Inc.	15,402	633,946
PharMerica Corp.(1)	1,266	30,511
Quest Diagnostics, Inc.	29,202	1,547,706
Team Health Holdings, Inc.(1)	1,818	81,846
WellCare Health Plans, Inc.(1)	642	39,689
WellPoint, Inc.	12,460	1,128,751
		12,190,968
HEALTH CARE TECHNOLOGY — 0.1%
athenahealth, Inc.(1)	858	166,341
Cerner Corp.(1)	14,590	895,388
HMS Holdings Corp.(1)	2,326	47,590
MedAssets, Inc.(1)	4,185	101,654
Medidata Solutions, Inc.(1)	13,398	858,812
Quality Systems, Inc.	1,257	21,947

Veeva Systems, Inc. Class A(1)	1,924	67,917
		2,159,649
HOTELS, RESTAURANTS AND LEISURE — 1.5%
Accor SA	39,740	2,030,937
Alsea SAB de CV	135,137	418,840
Bally Technologies, Inc.(1)	23,249	1,575,120
Buffalo Wild Wings, Inc.(1)	530	76,850
Carnival Corp.	34,339	1,361,885
Carnival plc	10,880	448,737
Cedar Fair LP	1,613	85,812
Chipotle Mexican Grill, Inc.(1)	5,738	3,243,175
ClubCorp Holdings, Inc.	3,260	56,789
Compass Group plc	79,773	1,261,700
Cracker Barrel Old Country Store, Inc.	6,592	655,574
Del Frisco's Restaurant Group, Inc.(1)	1,436	37,393
Dunkin' Brands Group, Inc.	10,180	526,001
Hilton Worldwide Holdings, Inc.(1)	17,130	383,027
Hotel Shilla Co. Ltd.	10,940	853,679
International Game Technology	114,182	1,723,006
Las Vegas Sands Corp.	31,913	2,720,583
Marriott International, Inc. Class A	36,376	1,972,670
Minor International PCL	520,700	391,024
Noodles & Co.(1)	19,139	761,924
Orient-Express Hotels Ltd. Class A(1)	3,694	56,888
Oriental Land Co. Ltd.	2,700	405,119
Papa John's International, Inc.	5,826	296,543
Ruth's Hospitality Group, Inc.	6,250	77,250
Sands China Ltd.	209,200	1,749,500
Scientific Games Corp. Class A(1)	5,795	77,653
Six Flags Entertainment Corp.	3,462	141,250
Town Sports International Holdings, Inc.	3,950	35,866
Whitbread plc	35,354	2,656,397
Wyndham Worldwide Corp.	14,009	1,020,976
		27,102,168
HOUSEHOLD DURABLES — 0.6%
Cavco Industries, Inc.(1)	1,609	126,226
Coway Co. Ltd.	11,680	747,301
Haier Electronics Group Co. Ltd.	726,000	2,146,974
Helen of Troy Ltd.(1)	650	42,452
Libbey, Inc.(1)	3,343	77,859
M.D.C. Holdings, Inc.	1,881	58,668
Merry Electronics Co. Ltd.	76,000	422,221
Mohawk Industries, Inc.(1)	15,053	2,130,451
Newell Rubbermaid, Inc.	39,103	1,255,597
Panasonic Corp.	76,000	952,894
Ryland Group, Inc. (The)	930	43,329
Sony Corp.	60,100	1,051,174

Standard Pacific Corp.(1)	15,166	138,162
Whirlpool Corp.	15,785	2,282,985
		11,476,293
HOUSEHOLD PRODUCTS — 1.0%
Central Garden and Pet Co.(1)	7,514	55,303
Church & Dwight Co., Inc.	31,675	2,153,266
Energizer Holdings, Inc.	21,154	2,059,130
Henkel AG & Co. KGaA Preference Shares	13,040	1,455,229
Kimberly-Clark Corp.	28,115	3,102,490
Procter & Gamble Co. (The)	62,463	4,913,340
Reckitt Benckiser Group plc	25,780	2,121,370
Spectrum Brands Holdings, Inc.	1,057	82,457
Svenska Cellulosa AB B Shares	69,511	2,110,813
Unicharm Corp.	15,500	878,795
		18,932,193
INDUSTRIAL CONGLOMERATES — 0.8%
Alfa SAB de CV, Series A	151,692	365,710
Danaher Corp.	66,851	5,113,433
General Electric Co.	248,049	6,317,808
Koninklijke Philips Electronics NV	23,849	834,820
Siemens AG	9,070	1,211,370
SM Investments Corp.	34,400	534,863
		14,378,004
INSURANCE — 2.3%
ACE Ltd.	10,763	1,053,375
Aflac, Inc.	37,610	2,410,049
AIA Group Ltd.	240,800	1,177,540
Allied World Assurance Co. Holdings Ltd.	810	80,773
Allstate Corp. (The)	42,275	2,293,842
American Equity Investment Life Holding Co.	1,562	34,145
American International Group, Inc.	101,361	5,044,737
AMERISAFE, Inc.	1,956	85,164
Amtrust Financial Services, Inc.	39,715	1,501,227
Argo Group International Holdings Ltd.	1,377	60,781
Arthur J Gallagher & Co.	12,300	568,260
Aspen Insurance Holdings Ltd.	39,348	1,477,911
AXA SA	53,350	1,394,723
Baldwin & Lyons, Inc., Class B	3,544	91,116
Chubb Corp. (The)	17,231	1,507,368
CNO Financial Group, Inc.	5,171	94,423
Discovery Holdings Ltd.	60,924	449,451
Endurance Specialty Holdings Ltd.	1,332	69,451
Everest Re Group Ltd.	5,009	747,543
First American Financial Corp.	27,394	737,994
Hanover Insurance Group, Inc. (The)	761	44,777
HCC Insurance Holdings, Inc.	22,941	1,007,110
Infinity Property & Casualty Corp.	760	56,050

Marsh & McLennan Cos., Inc.	9,251	445,528
MetLife, Inc.	46,100	2,335,887
Old Republic International Corp.	91,477	1,423,382
Ping An Insurance Group Co. H Shares	150,000	1,218,664
Platinum Underwriters Holdings Ltd.	600	35,172
Powszechny Zaklad Ubezpieczen SA	6,041	883,787
Principal Financial Group, Inc.	13,660	619,481
Prudential Financial, Inc.	16,990	1,437,014
Reinsurance Group of America, Inc.	13,926	1,072,163
RenaissanceRe Holdings Ltd.	24,001	2,292,336
Sampo A Shares	27,484	1,392,637
St. James's Place plc	103,750	1,520,178
Symetra Financial Corp.	23,853	469,904
Torchmark Corp.	5,483	424,987
Travelers Cos., Inc. (The)	44,672	3,745,301
United Fire Group, Inc.	1,629	47,208
Unum Group	16,867	586,634
Validus Holdings Ltd.	1,043	38,393
		41,976,466
INTERNET AND CATALOG RETAIL — 0.5%
HSN, Inc.	2,382	136,608
Netflix, Inc.(1)	2,160	962,561
Orbitz Worldwide, Inc.(1)	5,744	55,487
priceline.com, Inc.(1)	3,339	4,503,777
Rakuten, Inc.	117,892	1,690,129
Shutterfly, Inc.(1)	1,413	77,093
TripAdvisor, Inc.(1)	18,080	1,812,339
		9,237,994
INTERNET SOFTWARE AND SERVICES — 2.0%
Baidu, Inc. ADR(1)	5,420	926,440
Care.com, Inc.(1)	9,152	169,403
comScore, Inc.(1)	3,950	124,899
CoStar Group, Inc.(1)	8,867	1,782,622
Dealertrack Technologies, Inc.(1)	2,368	128,038
eBay, Inc.(1)	6,470	380,242
Facebook, Inc., Class A(1)	48,867	3,345,435
Global Eagle Entertainment, Inc.(1)	9,560	168,065
Google, Inc., Class A(1)	14,389	17,491,988
LinkedIn Corp., Class A(1)	12,250	2,499,490
Mail.ru Group Ltd. GDR	16,564	702,314
NAVER Corp.	1,100	841,873
Shutterstock, Inc.(1)	1,660	164,971
Tencent Holdings Ltd.	71,600	5,743,278
Textura Corp.(1)	2,990	80,461
Web.com Group, Inc.(1)	5,348	194,935
Xoom Corp.(1)	8,462	237,190
Yandex NV A Shares(1)	36,279	1,360,462

Yelp, Inc.(1)	660	62,317
		36,404,423
IT SERVICES — 1.1%
Alliance Data Systems Corp.(1)	10,310	2,939,484
Amadeus IT Holding SA A Shares	21,730	955,756
Amdocs Ltd.	7,940	353,171
Cielo SA	25,600	693,294
EVERTEC, Inc.	5,543	134,473
FleetCor Technologies, Inc.(1)	1,615	209,837
HCL Technologies Ltd.	53,040	1,348,293
iGATE Corp.(1)	2,960	100,196
International Business Machines Corp.	23,369	4,327,238
MasterCard, Inc., Class A	32,708	2,542,066
MAXIMUS, Inc.	3,586	171,375
MoneyGram International, Inc.(1)	4,267	81,201
SYKES Enterprises, Inc.(1)	3,130	61,598
Tata Consultancy Services Ltd.	40,850	1,499,909
VeriFone Systems, Inc.(1)	2,770	80,192
Virtusa Corp.(1)	3,499	127,259
Visa, Inc., Class A	21,913	4,951,023
Wirecard AG	8,070	378,615
		20,954,980
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	4,625	207,154
Hasbro, Inc.	44,072	2,431,011
Malibu Boats, Inc.(1)	1,068	19,683
Mattel, Inc.	16,506	615,839
Merida Industry Co. Ltd.	89,000	599,445
Polaris Industries, Inc.	7,030	942,231
		4,815,363
LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.	6,424	365,718
Bio-Rad Laboratories, Inc. Class A(1)	3,774	489,563
Covance, Inc.(1)	15,238	1,578,047
Furiex Pharmaceuticals, Inc.(1)	280	25,909
Luminex Corp.(1)	1,301	24,043
PAREXEL International Corp.(1)	2,269	121,550
Waters Corp.(1)	12,827	1,428,928
		4,033,758
MACHINERY — 1.4%
Albany International Corp., Class A	1,515	54,661
Altra Industrial Motion Corp.	2,512	88,925
Barnes Group, Inc.	731	28,107
Briggs & Stratton Corp.	4,570	104,105
Caterpillar, Inc.	20,106	1,949,679
CIMC Enric Holdings Ltd.	340,000	523,107
Dover Corp.	27,577	2,600,511

Dynamic Materials Corp.	4,164	86,445
EnPro Industries, Inc.(1)	523	37,462
FANUC Corp.	10,300	1,786,838
Flowserve Corp.	21,040	1,708,658
Global Brass & Copper Holdings, Inc.	7,712	130,564
Graham Corp.	1,580	54,937
Hardinge, Inc.	3,461	51,050
Hiwin Technologies Corp.	69,000	693,213
Ingersoll-Rand plc	11,950	730,623
ITT Corp.	3,023	132,710
Kadant, Inc.	1,687	67,733
Kennametal, Inc.	2,005	87,699
Komatsu Ltd.	56,100	1,174,699
Middleby Corp.(1)	7,927	2,350,831
Mueller Water Products, Inc. Class A	16,061	154,989
PACCAR, Inc.	20,790	1,368,813
Parker-Hannifin Corp.	19,030	2,294,066
Pentair Ltd.	16,090	1,300,233
RBC Bearings, Inc.(1)	1,380	88,665
Rexnord Corp.(1)	1,543	46,274
SKF AB B Shares	38,602	1,033,737
Snap-On, Inc.	15,276	1,713,509
Stanley Black & Decker, Inc.	6,990	580,450
WABCO Holdings, Inc.(1)	25,355	2,597,620
Wabtec Corp.	930	73,814
		25,694,727
MEDIA — 1.7%
AMC Entertainment Holdings, Inc. Class A(1)	2,460	56,309
AMC Networks, Inc.(1)	10,850	824,817
CBS Corp., Class B	37,565	2,519,860
Charter Communications, Inc., Class A(1)	493	62,498
Comcast Corp., Class A	126,505	6,539,043
Cumulus Media, Inc. Class A(1)	18,225	119,556
Discovery Communications, Inc. Class A(1)	20,304	1,691,729
E.W. Scripps Co. (The), Class A(1)	1,838	36,062
Entercom Communications Corp., Class A(1)	13,263	131,171
Entravision Communications Corp., Class A	42,314	280,542
Harte-Hanks, Inc.	3,593	28,708
ITV plc	379,064	1,281,584
John Wiley & Sons, Inc., Class A	1,973	114,493
Journal Communications, Inc., Class A(1)	7,013	64,309
LIN Media LLC(1)	4,552	103,786
Lions Gate Entertainment Corp.	19,889	611,587
Media General, Inc. Class A(1)	610	11,572
Naspers Ltd. N Shares	17,888	2,157,507
Nexstar Broadcasting Group, Inc. Class A	1,310	55,911
Publicis Groupe SA	17,448	1,656,943

Regal Entertainment Group, Class A	9,378	172,555
Schibsted ASA	8,580	565,377
Scripps Networks Interactive, Inc. Class A	16,125	1,309,995
Sinclair Broadcast Group, Inc., Class A	2,401	71,118
Sky Deutschland AG(1)	158,715	1,662,774
Time Warner Cable, Inc.	4,690	658,242
Time Warner, Inc.	55,238	3,708,127
Tribune Co.(1)	9,790	775,858
Viacom, Inc., Class B	26,573	2,331,249
Walt Disney Co. (The)	17,850	1,442,458
		31,045,740
METALS AND MINING — 0.5%
Allegheny Technologies, Inc.	2,794	88,793
AM Castle & Co.(1)	4,927	72,033
BHP Billiton Ltd.	49,429	1,692,863
Century Aluminum Co.(1)	2,221	26,297
Compass Minerals International, Inc.	1,566	133,658
Freeport-McMoRan Copper & Gold, Inc.	44,230	1,442,783
Grupo Mexico SAB de CV	201,980	618,396
Haynes International, Inc.	2,217	109,808
Horsehead Holding Corp.(1)	15,239	270,797
MMC Norilsk Nickel OJSC ADR	13,230	221,470
Newmont Mining Corp.	17,717	412,097
Nucor Corp.	14,772	742,145
Rio Tinto plc	48,752	2,802,214
		8,633,354
MULTI-UTILITIES — 0.2%
Ameren Corp.	15,780	637,670
Avista Corp.	3,892	115,203
Black Hills Corp.	636	36,068
Consolidated Edison, Inc.	17,990	1,008,340
NorthWestern Corp.	12,144	557,895
PG&E Corp.	19,589	863,091
		3,218,267
MULTILINE RETAIL — 0.7%
Dillard's, Inc., Class A	18,685	1,729,857
Macy's, Inc.	24,750	1,432,035
Next plc	10,300	1,161,645
Nordstrom, Inc.	6,330	389,168
PT Matahari Department Store Tbk(1)	457,300	551,486
SACI Falabella	44,978	370,143
Target Corp.	116,426	7,281,282
		12,915,616
OIL, GAS AND CONSUMABLE FUELS — 3.2%
Alliance Resource Partners LP	335	28,864
Alpha Natural Resources, Inc.(1)	5,136	27,580
Antero Resources Corp.(1)	11,709	706,521

Apache Corp.	31,510	2,498,428
Ardmore Shipping Corp.	5,632	73,103
Athlon Energy, Inc.(1)	4,290	159,416
BG Group plc	73,083	1,332,119
Cabot Oil & Gas Corp.	25,226	882,910
Chesapeake Energy Corp.	77,661	2,012,197
Chevron Corp.	66,133	7,627,119
CNOOC Ltd.	349,000	572,032
Concho Resources, Inc.(1)	16,440	1,991,377
Delek US Holdings, Inc.	1,151	31,952
Devon Energy Corp.	16,800	1,082,320
Energy XXI Bermuda Ltd.	4,385	101,557
EOG Resources, Inc.	9,662	1,830,176
Exxon Mobil Corp.	120,359	11,586,961
Gran Tierra Energy, Inc.(1)	107,677	763,430
Gulfport Energy Corp.(1)	2,901	191,756
Hugoton Royalty Trust	4,294	35,125
Imperial Oil Ltd.	62,416	2,808,241
Jones Energy, Inc.(1)	3,713	57,997
Kodiak Oil & Gas Corp.(1)	6,256	73,883
Marathon Petroleum Corp.	45,870	3,853,080
Murphy Oil Corp.	13,388	794,846
Noble Energy, Inc.	22,092	1,519,046
Nordic American Tanker Shipping Ltd.	1,854	19,597
NovaTek OAO GDR	8,416	1,065,466
Oasis Petroleum, Inc.(1)	40,760	1,775,913
Occidental Petroleum Corp.	49,071	4,736,333
Pacific Coast Oil Trust	4,293	58,857
Pacific Rubiales Energy Corp.	35,920	494,699
PBF Energy, Inc., Class A	1,525	38,430
Phillips 66	11,204	838,731
Rosetta Resources, Inc.(1)	1,677	74,408
Scorpio Tankers, Inc.	7,263	71,105
Southwestern Energy Co.(1)	21,753	899,269
Statoil ASA	17,140	452,345
Total SA	27,020	1,754,017
Total SA ADR	26,400	1,713,360
Ultrapar Participacoes SA	36,700	816,251
Vaalco Energy, Inc.(1)	5,201	34,639
Western Refining, Inc.	17,429	635,287
Williams Partners LP	15,921	789,841
		58,910,584
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,836	54,327
Clearwater Paper Corp.(1)	1,172	74,832
International Paper Co.	22,200	1,085,358
KapStone Paper and Packaging Corp.(1)	6,114	194,364

Wausau Paper Corp.	4,859	64,382
		1,473,263
PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	42,242	653,484
Cosmax, Inc.	3,480	195,597
Estee Lauder Cos., Inc. (The), Class A	16,356	1,125,947
Hengan International Group Co. Ltd.	77,000	835,927
Herbalife Ltd.	15,260	1,016,316
Hypermarcas SA	62,700	388,541
L'Oreal SA	7,577	1,283,785
		5,499,597
PHARMACEUTICALS — 4.0%
AbbVie, Inc.	73,213	3,727,274
Actavis plc(1)	17,386	3,839,177
Akorn, Inc.(1)	2,163	55,849
Aspen Pharmacare Holdings Ltd.	40,298	1,021,647
Auxilium Pharmaceuticals, Inc.(1)	1,824	56,088
Bayer AG	24,530	3,484,067
Bristol-Myers Squibb Co.	61,003	3,280,131
Eli Lilly & Co.	58,559	3,490,702
Endo Health Solutions, Inc.(1)	2,530	201,945
Hospira, Inc.(1)	21,423	927,188
Johnson & Johnson	163,002	15,015,744
Medicines Co. (The)(1)	1,595	48,727
Merck & Co., Inc.	161,160	9,184,508
Nektar Therapeutics(1)	2,899	37,194
Novartis AG	35,578	2,971,238
Novo Nordisk A/S B Shares	52,625	2,508,363
Pacira Pharmaceuticals, Inc.(1)	1,000	78,240
Perrigo Co. plc	14,367	2,362,510
Pfizer, Inc.	329,158	10,569,263
Prestige Brands Holdings, Inc.(1)	1,782	50,769
Questcor Pharmaceuticals, Inc.	4,615	280,361
Roche Holding AG	16,194	4,997,216
Salix Pharmaceuticals Ltd.(1)	1,700	183,464
Shire plc	26,970	1,499,400
VIVUS, Inc.(1)	3,274	19,742
Zoetis, Inc.	96,979	3,008,289
		72,899,096
PROFESSIONAL SERVICES — 0.3%
Adecco SA	23,395	2,020,296
Barrett Business Services, Inc.	1,367	95,690
Capita Group plc (The)	104,776	2,000,162
CDI Corp.	5,336	97,489
Huron Consulting Group, Inc.(1)	1,598	105,740
Kforce, Inc.	5,734	125,632
Korn/Ferry International(1)	4,690	119,079

Manpowergroup, Inc.	8,971	701,173
On Assignment, Inc.(1)	4,023	138,391
WageWorks, Inc.(1)	2,462	145,627
		5,549,279
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.4%
Acadia Realty Trust	11,100	293,595
Alexandria Real Estate Equities, Inc.	12,635	915,406
American Campus Communities, Inc.	14,810	547,081
American Realty Capital Properties, Inc.	64,900	953,381
Annaly Capital Management, Inc.	79,768	891,806
Apartment Investment & Management Co., Class A	23,365	698,380
Apollo Commercial Real Estate Finance, Inc.	3,466	58,021
Armada Hoffler Properties, Inc.	4,904	48,010
Associated Estates Realty Corp.	3,908	66,827
AvalonBay Communities, Inc.	7,211	930,003
Blackstone Mortgage Trust, Inc. Class A	1,324	38,356
Boston Properties, Inc.	13,019	1,463,726
BRE Properties, Inc.	11,513	711,158
Brixmor Property Group, Inc.	24,870	549,130
Camden Property Trust	17,380	1,159,246
Campus Crest Communities, Inc.	10,934	90,534
Capstead Mortgage Corp.	22,449	289,368
CBL & Associates Properties, Inc.	2,929	52,107
Chatham Lodging Trust	3,747	78,200
Chimera Investment Corp.	11,699	37,320
Colony Financial, Inc.	1,457	32,899
Corporate Office Properties Trust	19,900	530,733
Corrections Corp. of America	30,978	1,033,116
Cousins Properties, Inc.	45,811	529,117
DCT Industrial Trust, Inc.	62,066	491,563
DDR Corp.	41,112	683,281
DiamondRock Hospitality Co.	5,322	67,164
Duke Realty Corp.	39,291	660,089
Empire State Realty Trust, Inc.	49,442	757,451
EPR Properties	857	45,644
Equity One, Inc.	17,300	401,360
Equity Residential	20,539	1,200,915
Essex Property Trust, Inc.	4,909	821,030
Excel Trust, Inc.	5,238	65,632
Extra Space Storage, Inc.	11,323	555,959
Federal Realty Investment Trust	6,030	671,199
First Industrial Realty Trust, Inc.	23,793	457,777
General Growth Properties, Inc.	50,307	1,107,760
Hatteras Financial Corp.	1,467	28,929
HCP, Inc.	22,456	870,619
Health Care REIT, Inc.	23,498	1,380,273
Healthcare Trust of America, Inc. Class A	10,200	114,546

Hersha Hospitality Trust	4,983	28,005
Highwoods Properties, Inc.	1,149	43,329
Host Hotels & Resorts, Inc.	64,836	1,275,324
Hudson Pacific Properties, Inc.	21,502	490,461
Kilroy Realty Corp.	14,945	859,636
Kimco Realty Corp.	16,524	367,824
LaSalle Hotel Properties	2,857	89,538
Macerich Co. (The)	13,368	803,818
Mack-Cali Realty Corp.	2,535	56,404
Medical Properties Trust, Inc.	2,986	39,385
MFA Financial, Inc.	8,144	64,012
National Retail Properties, Inc.	14,200	509,638
New Residential Investment Corp.	5,542	35,413
Parkway Properties, Inc.	16,173	298,068
Pebblebrook Hotel Trust	15,684	521,336
Pennsylvania Real Estate Investment Trust	2,313	43,392
PennyMac Mortgage Investment Trust	1,868	45,430
Piedmont Office Realty Trust, Inc., Class A	64,800	1,119,744
Post Properties, Inc.	7,702	373,778
Prologis, Inc.	41,492	1,709,056
Public Storage	8,700	1,470,300
RLJ Lodging Trust	22,545	585,945
Rouse Properties, Inc.	3,997	74,824
Simon Property Group, Inc.	22,964	3,703,864
SL Green Realty Corp.	7,339	728,983
Spirit Realty Capital, Inc.	41,500	453,180
Summit Hotel Properties, Inc.	8,839	81,672
Sunstone Hotel Investors, Inc.	37,552	507,703
Taubman Centers, Inc.	10,800	760,860
Two Harbors Investment Corp.	3,537	36,714
UDR, Inc.	34,754	897,001
Urstadt Biddle Properties, Inc., Class A	4,429	86,853
Ventas, Inc.	25,880	1,615,688
Vornado Realty Trust	12,439	1,197,751
Washington Real Estate Investment Trust	2,587	65,063
		43,418,703
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
China Overseas Land & Investment Ltd.	310,000	832,866
Countrywide plc	5,824	59,881
Forest City Enterprises, Inc. Class A(1)	13,300	259,084
Mitsubishi Estate Co. Ltd.	71,000	1,676,457
		2,828,288
ROAD AND RAIL — 0.6%
Canadian Pacific Railway Ltd.	7,792	1,222,668
Canadian Pacific Railway Ltd. New York Shares	19,959	3,133,563
Celadon Group, Inc.	4,003	90,868
Heartland Express, Inc.	29,982	611,033

Kansas City Southern	16,268	1,527,891
Marten Transport Ltd.	5,386	104,973
Saia, Inc.(1)	3,569	123,273
Swift Transportation Co.(1)	7,629	185,842
Union Pacific Corp.	17,717	3,195,793
Werner Enterprises, Inc.	15,567	402,407
		10,598,311
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.1%
Analog Devices, Inc.	6,227	316,456
Applied Materials, Inc.	180,862	3,429,144
ARM Holdings plc	79,119	1,338,137
ASML Holding NV	22,513	1,959,260
Broadcom Corp., Class A	74,903	2,226,117
Cavium, Inc.(1)	2,069	87,167
Cypress Semiconductor Corp.	6,285	61,530
Exar Corp.(1)	4,900	56,105
Fairchild Semiconductor International, Inc.(1)	5,495	77,370
Intel Corp.	220,158	5,451,112
Intersil Corp., Class A	1,537	19,551
KLA-Tencor Corp.	10,084	656,973
Kulicke & Soffa Industries, Inc.(1)	12,297	141,907
Linear Technology Corp.	45,335	2,123,491
Maxim Integrated Products, Inc.	23,455	767,213
MediaTek, Inc.	109,000	1,599,159
Microchip Technology, Inc.	53,369	2,430,958
Micron Technology, Inc.(1)	37,160	898,900
MKS Instruments, Inc.	2,608	78,396
Nanometrics, Inc.(1)	3,768	69,180
NXP Semiconductor NV(1)	21,502	1,209,057
Photronics, Inc.(1)	11,909	103,608
Samsung Electronics Co. Ltd.	1,456	1,839,948
Semtech Corp.(1)	3,153	78,667
Seoul Semiconductor Co. Ltd.	23,480	1,010,685
SK Hynix, Inc.(1)	31,480	1,142,717
Spansion, Inc., Class A(1)	5,279	86,101
SunEdison, Inc.(1)	6,570	120,625
Taiwan Semiconductor Manufacturing Co. Ltd.	857,500	3,072,327
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	87,098	1,573,861
Teradyne, Inc.(1)	57,720	1,170,562
Texas Instruments, Inc.	22,316	1,003,327
Xilinx, Inc.	33,600	1,753,920
Xinyi Solar Holdings Ltd.(1)	1,756,000	495,537
		38,449,068
SOFTWARE — 2.1%
Aspen Technology, Inc.(1)	5,495	257,990
AVG Technologies NV(1)	2,711	50,777
Bottomline Technologies, Inc.(1)	3,578	127,699

BroadSoft, Inc.(1)	3,017	90,540
CA, Inc.	29,427	985,804
Check Point Software Technologies Ltd.(1)	12,898	869,583
CommVault Systems, Inc.(1)	2,661	183,290
Compuware Corp.	11,515	126,089
Covisint Corp.(1)	9,413	101,190
Electronic Arts, Inc.(1)	249,966	7,146,528
Interactive Intelligence, Inc.(1)	1,389	110,606
Manhattan Associates, Inc.(1)	3,620	137,162
Mentor Graphics Corp.	5,307	114,843
Microsoft Corp.	242,270	9,281,364
Monotype Imaging Holdings, Inc.	3,461	98,431
NetScout Systems, Inc.(1)	963	36,575
NetSuite, Inc.(1)	17,410	2,003,717
Oracle Corp.	295,884	11,572,023
PROS Holdings, Inc.(1)	2,240	77,168
Rovi Corp.(1)	1,968	48,885
Solera Holdings, Inc.	1,400	95,788
Splunk, Inc.(1)	23,056	2,138,444
SS&C Technologies Holdings, Inc.(1)	3,220	124,550
Synopsys, Inc.(1)	17,509	707,364
Tableau Software, Inc. Class A(1)	2,567	242,171
Tyler Technologies, Inc.(1)	702	65,834
Ultimate Software Group, Inc.(1)	581	96,446
Varonis Systems, Inc.(1)	10,029	441,276
VMware, Inc., Class A(1)	11,331	1,088,342
		38,420,479
SPECIALTY RETAIL — 1.8%
Aeropostale, Inc.(1)	4,052	29,742
American Eagle Outfitters, Inc.	2,995	43,517
Asbury Automotive Group, Inc.(1)	1,330	67,617
AutoZone, Inc.(1)	3,189	1,717,085
Bed Bath & Beyond, Inc.(1)	4,676	317,126
Brown Shoe Co., Inc.	5,060	124,375
Chico's FAS, Inc.	1,597	26,398
Conn's, Inc.(1)	1,972	70,598
CST Brands, Inc.	14,568	473,897
Destination Maternity Corp.	2,752	77,716
GameStop Corp., Class A	45,568	1,700,142
Group 1 Automotive, Inc.	875	58,415
Guess?, Inc.	11,884	360,561
Home Depot, Inc. (The)	110,188	9,038,722
Inditex SA	8,189	1,178,932
Lithia Motors, Inc., Class A	2,359	149,608
Lowe's Cos., Inc.	105,891	5,297,727
Lumber Liquidators Holdings, Inc.(1)	13,648	1,464,157
MarineMax, Inc.(1)	5,197	74,837

Men's Wearhouse, Inc. (The)	962	51,746
Mr Price Group Ltd.	37,890	525,620
O'Reilly Automotive, Inc.(1)	11,461	1,728,892
Penske Automotive Group, Inc.	2,168	93,853
PetSmart, Inc.	11,770	789,296
Restoration Hardware Holdings, Inc.(1)	13,400	907,448
Ross Stores, Inc.	19,610	1,427,608
Stage Stores, Inc.	1,880	37,224
Staples, Inc.	139,872	1,900,860
Tractor Supply Co.	23,392	1,650,540
Urban Outfitters, Inc.(1)	35,622	1,333,688
		32,717,947
TEXTILES, APPAREL AND LUXURY GOODS — 1.0%
adidas AG	12,088	1,408,220
Burberry Group plc	51,727	1,334,806
Coach, Inc.	6,311	308,040
Culp, Inc.	4,683	90,288
Eclat Textile Co. Ltd.	73,680	939,106
Hanesbrands, Inc.	67,238	4,927,201
Kate Spade & Co.(1)	28,480	974,586
Luxottica Group SpA	22,967	1,274,078
Michael Kors Holdings Ltd.(1)	16,398	1,607,496
Movado Group, Inc.	2,731	107,519
Pandora A/S	26,600	1,802,689
PVH Corp.	6,340	801,566
Shenzhou International Group Holdings Ltd.	243,000	848,561
Under Armour, Inc. Class A(1)	14,140	1,599,941
Vera Bradley, Inc.(1)	2,419	64,104
		18,088,201
THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	3,696	50,635
Capitol Federal Financial, Inc.	19,239	233,754
Dime Community Bancshares, Inc.	3,971	66,713
MGIC Investment Corp.(1)	4,361	39,075
Ocwen Financial Corp.(1)	46,861	1,754,476
Oritani Financial Corp.	5,096	79,803
People's United Financial, Inc.	81,415	1,153,650
Provident Financial Services, Inc.	2,423	44,971
Radian Group, Inc.	1,037	16,125
		3,439,202
TOBACCO — 0.3%
Altria Group, Inc.	58,979	2,138,578
ITC Ltd.	176,383	932,428
Japan Tobacco, Inc.	55,900	1,775,266
Philip Morris International, Inc.	1,227	99,277
		4,945,549
TRADING COMPANIES AND DISTRIBUTORS — 0.3%

Ashtead Group plc	141,692	2,078,490
Daewoo International Corp.	15,920	626,361
DXP Enterprises, Inc.(1)	1,208	122,926
H&E Equipment Services, Inc.(1)	4,625	151,330
Kaman Corp.	1,600	63,552
Travis Perkins plc	42,200	1,381,521
United Rentals, Inc.(1)	5,315	469,527
		4,893,707
TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	7,062	71,538
TAV Havalimanlari Holding AS	61,942	437,188
		508,726
WATER UTILITIES†
Artesian Resources Corp., Class A	2,234	48,612
WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Axiata Group Bhd	338,200	676,090
KDDI Corp.	19,800	1,206,444
MTN Group Ltd.	26,570	485,839
RingCentral, Inc. Class A(1)	3,962	85,777
Rogers Communications, Inc., Class B	15,595	602,787
SBA Communications Corp., Class A(1)	36,489	3,472,658
Shin Corp. PCL NVDR	197,100	442,531
		6,972,126
TOTAL COMMON STOCKS (Cost $866,024,068)		1,177,795,909
U.S. TREASURY SECURITIES — 11.2%
U.S. Treasury Bonds, 5.50%, 8/15/28	150,000	192,504
U.S. Treasury Bonds, 5.375%, 2/15/31	1,600,000	2,050,499
U.S. Treasury Bonds, 4.375%, 11/15/39	5,400,000	6,216,750
U.S. Treasury Bonds, 4.375%, 5/15/41	270,000	310,838
U.S. Treasury Bonds, 3.125%, 11/15/41	500,000	461,016
U.S. Treasury Bonds, 2.75%, 11/15/42	3,050,000	2,582,731
U.S. Treasury Bonds, 3.125%, 2/15/43	700,000	640,664
U.S. Treasury Bonds, 2.875%, 5/15/43	1,650,000	1,431,375
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	12,551,039	15,383,846
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	970,641	1,158,741
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	2,395,013	2,867,467
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	2,011,659	1,745,822
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	1,186,251	988,619
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15	6,270,981	6,428,979
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	4,793,680	5,058,080
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	3,749,013	3,878,909
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	5,194,170	5,724,541
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	8,313,030	8,634,836
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	3,630,276	3,761,307
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	3,648,341	4,014,029
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	3,257,190	3,692,839
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	2,371,512	2,601,252

U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	8,524,880	9,186,888
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	5,585,004	5,834,145
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	2,059,820	2,044,050
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,534,150	2,512,569
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	6,665,274	6,520,511
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	7,312,118	7,315,833
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	6,543,647	6,638,477
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	400,080	406,644
U.S. Treasury Notes, 0.50%, 10/15/14	10,000,000	10,024,800
U.S. Treasury Notes, 0.25%, 5/31/15	12,000,000	12,013,824
U.S. Treasury Notes, 1.875%, 6/30/15	3,000,000	3,067,677
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	509,688
U.S. Treasury Notes, 2.125%, 12/31/15	500,000	516,787
U.S. Treasury Notes, 0.375%, 1/15/16	5,000,000	5,008,105
U.S. Treasury Notes, 1.50%, 6/30/16	3,250,000	3,329,726
U.S. Treasury Notes, 0.625%, 12/15/16	9,500,000	9,505,196
U.S. Treasury Notes, 0.75%, 6/30/17	3,000,000	2,989,218
U.S. Treasury Notes, 2.375%, 7/31/17	1,800,000	1,889,226
U.S. Treasury Notes, 0.875%, 1/31/18(2)	3,750,000	3,716,456
U.S. Treasury Notes, 2.625%, 4/30/18	300,000	317,367
U.S. Treasury Notes, 1.375%, 7/31/18	13,070,000	13,105,733
U.S. Treasury Notes, 1.25%, 10/31/18	6,500,000	6,454,552
U.S. Treasury Notes, 1.25%, 11/30/18	4,000,000	3,966,248
U.S. Treasury Notes, 1.375%, 11/30/18	2,000,000	1,995,312
U.S. Treasury Notes, 1.75%, 5/15/23	7,170,000	6,685,186
TOTAL U.S. TREASURY SECURITIES (Cost $201,832,065)		205,379,862
CORPORATE BONDS — 7.2%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	200,000	207,250
L-3 Communications Corp., 4.75%, 7/15/20	220,000	234,068
Lockheed Martin Corp., 4.25%, 11/15/19	220,000	240,738
Raytheon Co., 2.50%, 12/15/22	40,000	37,608
United Technologies Corp., 3.10%, 6/1/22	70,000	70,354
United Technologies Corp., 6.05%, 6/1/36	72,000	89,210
United Technologies Corp., 4.50%, 6/1/42	160,000	163,876
		1,043,104
AUTO COMPONENTS†
Allison Transmission, Inc., 7.125%, 5/15/19(3)	150,000	162,750
Delphi Corp., 5.875%, 5/15/19	150,000	158,062
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	55,000	61,738
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	150,000	168,000
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	61,000	66,109
UCI International, Inc., 8.625%, 2/15/19	75,000	72,562
Visteon Corp., 6.75%, 4/15/19	62,000	65,488
		754,709
AUTOMOBILES — 0.1%

American Honda Finance Corp., 2.50%, 9/21/15(3)	390,000	401,885
American Honda Finance Corp., 1.50%, 9/11/17(3)	70,000	70,478
American Honda Finance Corp., 2.125%, 10/10/18	150,000	152,373
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	100,000	110,500
Daimler Finance North America LLC, 1.30%, 7/31/15(3)	230,000	231,999
Daimler Finance North America LLC, 2.625%, 9/15/16(3)	160,000	166,366
Ford Motor Co., 4.75%, 1/15/43	90,000	87,382
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	111,263
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	500,000	578,310
General Motors Co., 3.50%, 10/2/18(3)	125,000	129,688
General Motors Financial Co., Inc., 3.25%, 5/15/18	125,000	128,438
		2,168,682
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	610,000	765,405
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	260,000	246,557
Coca-Cola Co. (The), 1.80%, 9/1/16	260,000	266,938
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,188
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	90,000	93,593
Pernod-Ricard SA, 2.95%, 1/15/17(3)	230,000	239,956
SABMiller Holdings, Inc., 3.75%, 1/15/22(3)	200,000	205,487
		1,960,124
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 2.125%, 5/15/17	330,000	338,795
Amgen, Inc., 4.10%, 6/15/21	120,000	127,683
Amgen, Inc., 5.375%, 5/15/43	190,000	207,230
Celgene Corp., 3.25%, 8/15/22	130,000	127,456
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	109,259
		910,423
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	110,000	122,650
Masco Corp., 5.95%, 3/15/22	120,000	130,200
USG Corp., 8.375%, 10/15/18(3)	100,000	108,125
		360,975
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	140,000	144,743
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	540,000	629,690
Dresdner Funding Trust I, 8.15%, 6/30/31(3)	210,000	233,100
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	141,375
E*TRADE Financial Corp., 6.00%, 11/15/17	70,000	74,550
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(3)	100,000	100,750
Jefferies Group, Inc., 5.125%, 4/13/18	180,000	196,460
		1,520,668
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	120,000	120,900
Dow Chemical Co. (The), 2.50%, 2/15/16	200,000	206,384
Dow Chemical Co. (The), 4.25%, 11/15/20	180,000	193,322
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	50,000	47,107

Eastman Chemical Co., 2.40%, 6/1/17		130,000	133,514
Eastman Chemical Co., 3.60%, 8/15/22		200,000	198,418
Ecolab, Inc., 4.35%, 12/8/21		60,000	64,450
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18		125,000	130,938
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20		125,000	129,844
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20		100,000	103,250
Huntsman International LLC, 8.625%, 3/15/21		50,000	56,750
Ineos Finance plc, 7.50%, 5/1/20(3)		125,000	137,969
LyondellBasell Industries NV, 5.00%, 4/15/19		200,000	224,611
Momentive Performance Materials, Inc., 10.00%, 10/15/20		125,000	134,063
Momentive Performance Materials, Inc., 9.00%, 1/15/21		225,000	192,937
Mosaic Co. (The), 5.625%, 11/15/43		120,000	127,854
			2,202,311
COMMERCIAL BANKS — 0.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	100,000	189,752
Bank of America N.A., 5.30%, 3/15/17		$1,470,000	1,630,087
Bank of Nova Scotia, 2.55%, 1/12/17		210,000	219,610
Barclays Bank plc, 5.14%, 10/14/20		100,000	108,429
BB&T Corp., MTN, 5.70%, 4/30/14		140,000	141,148
BB&T Corp., MTN, 3.20%, 3/15/16		260,000	272,414
BB&T Corp., MTN, 2.05%, 6/19/18		100,000	101,106
Capital One Financial Corp., 1.00%, 11/6/15		110,000	110,353
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	100,000	179,738
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$280,000	289,960
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	140,000	221,862
European Investment Bank, 2.50%, 7/15/15	EUR	200,000	284,770
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	150,000	236,363
Fifth Third Bancorp, 4.30%, 1/16/24		$120,000	121,906
HSBC Bank plc, 3.50%, 6/28/15(3)		230,000	239,035
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	280,000	444,253
Intesa Sanpaolo SpA, 3.875%, 1/16/18		$50,000	51,722
KBC Bank NV, VRN, 8.00%, 1/25/18		200,000	228,700
KeyCorp, MTN, 2.30%, 12/13/18		230,000	231,373
KFW, 2.00%, 6/1/16		420,000	434,041
KFW, 3.875%, 1/21/19	EUR	130,000	205,405
KFW, 2.00%, 10/4/22		$250,000	236,687
KFW, MTN, 4.625%, 1/4/23	EUR	175,000	301,055
LBG Capital No.1 plc, 7.875%, 11/1/20(3)		$250,000	266,250
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(3)		100,000	106,600
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(3)		265,000	265,000
Northern Trust Co. (The), MTN, 6.50%, 8/15/18		250,000	296,265
Regions Bank, 6.45%, 6/26/37		125,000	138,790
Regions Financial Corp., 5.75%, 6/15/15		75,000	79,292
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17		300,000	302,250
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31		125,000	133,750
Royal Bank of Scotland plc (The), 4.375%, 3/16/16		310,000	331,781
SunTrust Banks, Inc., 3.60%, 4/15/16		74,000	78,031

Toronto-Dominion Bank (The), 2.375%, 10/19/16	300,000	312,265
U.S. Bancorp., 3.44%, 2/1/16	180,000	188,288
U.S. Bancorp., MTN, 3.00%, 3/15/22	130,000	129,450
U.S. Bancorp., MTN, 2.95%, 7/15/22	60,000	57,879
Wells Fargo & Co., 3.68%, 6/15/16	220,000	234,687
Wells Fargo & Co., 4.125%, 8/15/23	300,000	306,482
Wells Fargo & Co., MTN, 2.10%, 5/8/17	20,000	20,615
Wells Fargo & Co., MTN, 4.60%, 4/1/21	220,000	245,398
		9,972,842
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Ceridian Corp., 8.875%, 7/15/19(3)	180,000	206,550
Clean Harbors, Inc., 5.25%, 8/1/20	115,000	119,025
Covanta Holding Corp., 5.875%, 3/1/24(4)	75,000	76,897
Envision Healthcare Corp., 8.125%, 6/1/19	81,000	87,227
Iron Mountain, Inc., 8.375%, 8/15/21	124,000	132,680
Iron Mountain, Inc., 5.75%, 8/15/24	160,000	156,800
Republic Services, Inc., 3.55%, 6/1/22	350,000	350,490
ServiceMaster Co., 8.00%, 2/15/20	80,000	85,800
		1,215,469
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	150,000	146,625
Apple, Inc., 1.00%, 5/3/18	170,000	166,145
Apple, Inc., 2.40%, 5/3/23	380,000	352,293
Avaya, Inc., 7.00%, 4/1/19(3)	145,000	144,637
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	68,362
Cisco Systems, Inc., 2.90%, 3/4/21(4)	190,000	192,048
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	177,264
CommScope, Inc., 8.25%, 1/15/19(3)	73,000	79,935
Crown Castle International Corp., 5.25%, 1/15/23	150,000	154,500
SBA Communications Corp., 5.625%, 10/1/19	125,000	131,563
		1,613,372
COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	100,000	100,875
Dell, Inc., 3.10%, 4/1/16	40,000	40,900
Dell, Inc., 5.875%, 6/15/19	125,000	130,625
Hewlett-Packard Co., 4.30%, 6/1/21	250,000	262,196
Seagate Technology HDD Holdings, 6.80%, 10/1/16	10,000	11,275
		545,871
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	105,500
Building Materials Corp. of America, 6.75%, 5/1/21(3)	115,000	125,062
Covanta Holding Corp., 7.25%, 12/1/20	80,000	87,600
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	55,750
Nortek, Inc., 8.50%, 4/15/21	125,000	140,625
Owens Corning, 4.20%, 12/15/22	140,000	139,183
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	100,000	112,250
Vulcan Materials Co., 7.00%, 6/15/18	100,000	116,000

		881,970
CONSUMER FINANCE — 0.2%
American Express Centurion Bank, MTN, 6.00%, 9/13/17	250,000	288,634
American Express Co., 1.55%, 5/22/18	120,000	118,811
American Express Credit Corp., 1.30%, 7/29/16	220,000	222,419
American Express Credit Corp., MTN, 2.75%, 9/15/15	320,000	330,764
American Express Credit Corp., MTN, 2.375%, 3/24/17	130,000	134,720
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(3)	125,000	133,594
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(3)	250,000	265,625
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	243,118
CIT Group, Inc., 4.75%, 2/15/15(3)	130,000	134,062
CIT Group, Inc., 4.25%, 8/15/17	130,000	136,825
CIT Group, Inc., 5.50%, 2/15/19(3)	130,000	141,862
CIT Group, Inc., 5.00%, 8/1/23	125,000	130,938
Discover Bank, 2.00%, 2/21/18	250,000	249,952
Equifax, Inc., 3.30%, 12/15/22	170,000	163,826
PNC Bank N.A., 6.00%, 12/7/17	640,000	740,431
SLM Corp., 5.50%, 1/25/23	125,000	124,305
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	52,813
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	180,000	198,225
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	95,000	101,531
		3,912,455
CONTAINERS AND PACKAGING — 0.1%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	133,437
Ardagh Packaging Finance plc, 7.375%, 10/15/17(3)	140,000	150,500
Ardagh Packaging Finance plc, 9.125%, 10/15/20(3)	130,000	144,300
Ball Corp., 5.00%, 3/15/22	125,000	129,687
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(3)	150,000	156,375
BWAY Holding Co., 10.00%, 6/15/18	100,000	107,125
Consolidated Container Co., 10.125%, 7/15/20(3)	230,000	245,525
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	103,688
Packaging Dynamics Corp., 8.75%, 2/1/16(3)	100,000	102,750
		1,273,387
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	55,000	54,416
Catholic Health Initiatives, 2.95%, 11/1/22	130,000	122,014
Johns Hopkins University, 4.08%, 7/1/53	50,000	47,280
Laureate Education, Inc., 9.25%, 9/1/19(3)	125,000	134,375
		358,085
DIVERSIFIED FINANCIAL SERVICES — 0.8%
Ally Financial, Inc., 8.30%, 2/12/15	230,000	245,525
Ally Financial, Inc., 4.625%, 6/26/15	125,000	130,070
Ally Financial, Inc., 5.50%, 2/15/17	125,000	137,188
Ally Financial, Inc., 6.25%, 12/1/17	150,000	169,312
Ally Financial, Inc., 4.75%, 9/10/18	150,000	160,313
Ally Financial, Inc., 8.00%, 3/15/20	105,000	130,463

Ally Financial, Inc., 8.00%, 11/1/31		75,000	94,875
Bank of America Corp., 3.75%, 7/12/16		170,000	180,694
Bank of America Corp., 6.50%, 8/1/16		210,000	236,651
Bank of America Corp., 5.75%, 12/1/17		540,000	616,454
Bank of America Corp., 5.70%, 1/24/22		310,000	358,952
Bank of America Corp., 4.10%, 7/24/23		110,000	113,285
Bank of America Corp., MTN, 5.00%, 1/21/44		70,000	73,236
Citigroup, Inc., 4.45%, 1/10/17		50,000	54,372
Citigroup, Inc., 5.50%, 2/15/17		210,000	233,457
Citigroup, Inc., 1.75%, 5/1/18		580,000	574,355
Citigroup, Inc., 4.50%, 1/14/22		580,000	619,126
Citigroup, Inc., 4.05%, 7/30/22		80,000	81,139
Citigroup, Inc., 3.875%, 10/25/23		140,000	140,390
Citigroup, Inc., 6.68%, 9/13/43		70,000	82,984
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16		225,000	245,981
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(3)		125,000	128,906
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	150,000	248,456
General Electric Capital Corp., MTN, 5.00%, 1/8/16		$400,000	432,752
General Electric Capital Corp., MTN, 5.625%, 9/15/17		710,000	814,200
General Electric Capital Corp., MTN, 6.00%, 8/7/19		920,000	1,091,803
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		450,000	456,688
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		580,000	596,705
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		580,000	663,655
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		150,000	173,722
HSBC Holdings plc, 5.10%, 4/5/21		170,000	191,128
HSBC Holdings plc, 4.00%, 3/30/22		120,000	124,614
JPMorgan Chase & Co., 6.00%, 1/15/18		1,300,000	1,504,587
JPMorgan Chase & Co., 4.625%, 5/10/21		80,000	87,960
JPMorgan Chase & Co., 3.25%, 9/23/22		130,000	128,185
JPMorgan Chase & Co., 3.875%, 2/1/24		150,000	151,786
Morgan Stanley, 4.75%, 3/22/17		160,000	175,678
Morgan Stanley, 5.75%, 1/25/21		230,000	264,764
Morgan Stanley, 5.00%, 11/24/25		340,000	354,078
Morgan Stanley, MTN, 6.625%, 4/1/18		560,000	659,474
Morgan Stanley, MTN, 5.625%, 9/23/19		300,000	345,026
Serta Simmons Holdings LLC, 8.125%, 10/1/20(3)		240,000	264,600
Societe Generale SA, VRN, 5.92%, 4/5/17(3)		105,000	112,723
UBS AG, 7.625%, 8/17/22		175,000	208,070
UBS AG, MTN, VRN, 7.25%, 2/22/17		200,000	221,700
UBS AG (Stamford Branch), 5.875%, 12/20/17		297,000	342,919
UPCB Finance III Ltd., 6.625%, 7/1/20(3)		160,000	171,800
			14,594,801
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 3.875%, 8/15/21		100,000	103,768
AT&T, Inc., 2.625%, 12/1/22		170,000	157,665
AT&T, Inc., 6.55%, 2/15/39		290,000	343,907
AT&T, Inc., 4.30%, 12/15/42		210,000	187,396

British Telecommunications plc, 5.95%, 1/15/18	420,000	484,977
CenturyLink, Inc., 7.65%, 3/15/42	100,000	94,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	100,000	104,906
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(3)	250,000	256,966
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	240,000	287,654
Frontier Communications Corp., 7.125%, 3/15/19	200,000	222,000
Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,000
Frontier Communications Corp., 7.125%, 1/15/23	125,000	132,188
Hughes Satellite Systems Corp., 6.50%, 6/15/19	105,000	115,763
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	180,000	194,850
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	136,406
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	136,875
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	253,969
Orange SA, 4.375%, 7/8/14	610,000	619,167
Orange SA, 4.125%, 9/14/21	180,000	186,423
Sprint Capital Corp., 6.90%, 5/1/19	150,000	165,750
Sprint Capital Corp., 8.75%, 3/15/32	105,000	118,388
Telecom Italia Capital SA, 7.00%, 6/4/18	400,000	455,500
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	134,375
Telefonica Emisiones SAU, 5.88%, 7/15/19	370,000	420,572
Verizon Communications, Inc., 3.65%, 9/14/18	550,000	586,737
Verizon Communications, Inc., 4.50%, 9/15/20	140,000	151,889
Verizon Communications, Inc., 5.15%, 9/15/23	380,000	417,186
Verizon Communications, Inc., 6.40%, 9/15/33	460,000	548,695
Verizon Communications, Inc., 7.35%, 4/1/39	30,000	39,030
Verizon Communications, Inc., 4.75%, 11/1/41	100,000	96,855
Verizon Communications, Inc., 6.55%, 9/15/43	190,000	233,496
Virgin Media Finance plc, 8.375%, 10/15/19	90,000	97,200
Windstream Corp., 7.875%, 11/1/17	210,000	241,500
Windstream Corp., 7.75%, 10/15/20	120,000	129,600
Windstream Corp., 6.375%, 8/1/23	100,000	99,000
		8,013,153
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	22,000	26,125
AES Corp. (The), 4.875%, 5/15/23	125,000	121,875
		148,000
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	100,000	106,000
Sanmina Corp., 7.00%, 5/15/19(3)	145,000	154,425
		260,425
ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	155,512
Ensco plc, 3.25%, 3/15/16	170,000	178,093
Ensco plc, 4.70%, 3/15/21	300,000	323,617
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	150,000	150,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(3)	100,000	108,250
Pioneer Drilling Co., 9.875%, 3/15/18	100,000	105,500

Schlumberger Investment SA, 3.65%, 12/1/23	170,000	174,206
Transocean, Inc., 2.50%, 10/15/17	110,000	111,710
Transocean, Inc., 6.50%, 11/15/20	150,000	169,893
Transocean, Inc., 6.375%, 12/15/21	60,000	67,436
Weatherford International Ltd., 9.625%, 3/1/19	180,000	235,214
		1,779,431
FOOD AND STAPLES RETAILING — 0.2%
Alphabet Holding Co., Inc., PIK, 7.75%, 11/1/17(3)	50,000	51,750
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(3)	250,000	274,375
Delhaize Group SA, 4.125%, 4/10/19	140,000	146,412
Delhaize Group SA, 5.70%, 10/1/40	90,000	92,115
Kroger Co. (The), 6.40%, 8/15/17	320,000	369,748
Kroger Co. (The), 3.30%, 1/15/21	160,000	161,791
Kroger Co. (The), 5.15%, 8/1/43	70,000	72,358
Rite Aid Corp., 9.25%, 3/15/20	170,000	195,925
Rite Aid Corp., 6.75%, 6/15/21	125,000	138,125
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	193,813
Wal-Mart Stores, Inc., 2.55%, 4/11/23	280,000	264,880
Wal-Mart Stores, Inc., 5.875%, 4/5/27	104,000	128,024
Wal-Mart Stores, Inc., 5.625%, 4/1/40	340,000	404,224
Walgreen Co., 1.80%, 9/15/17	110,000	111,506
Walgreen Co., 3.10%, 9/15/22	250,000	241,967
		2,847,013
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(3)	70,000	74,200
Big Heart Pet Brands, 7.625%, 2/15/19	145,000	151,163
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(3)	125,000	125,000
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(3)	70,000	77,000
Kellogg Co., 4.45%, 5/30/16	500,000	538,087
Kraft Foods Group, Inc., 6.125%, 8/23/18	125,000	146,839
Kraft Foods Group, Inc., 5.00%, 6/4/42	90,000	94,194
Michael Foods Group, Inc., 9.75%, 7/15/18	225,000	243,281
Mondelez International, Inc., 4.00%, 2/1/24	150,000	152,649
Mondelez International, Inc., 6.50%, 2/9/40	77,000	96,699
Post Holdings, Inc., 7.375%, 2/15/22	125,000	136,719
Smithfield Foods, Inc., 6.625%, 8/15/22	80,000	86,800
Tyson Foods, Inc., 4.50%, 6/15/22	180,000	187,258
		2,109,889
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	160,000	158,000
El Paso Corp., 7.25%, 6/1/18	70,000	80,257
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	150,000	174,194
Enbridge Energy Partners LP, 6.50%, 4/15/18	240,000	280,191
Energy Transfer Partners LP, 4.15%, 10/1/20	200,000	206,997
Energy Transfer Partners LP, 5.20%, 2/1/22	80,000	86,116
Energy Transfer Partners LP, 3.60%, 2/1/23	170,000	162,242
Energy Transfer Partners LP, 6.50%, 2/1/42	100,000	112,378

Enterprise Products Operating LLC, 6.30%, 9/15/17	340,000	395,478
Enterprise Products Operating LLC, 4.85%, 3/15/44	130,000	128,783
Enterprise Products Operating LLC, 5.10%, 2/15/45	120,000	123,197
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	320,000	381,523
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	40,000	40,087
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	300,000	339,080
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(3)	335,000	371,013
Magellan Midstream Partners LP, 6.55%, 7/15/19	200,000	238,902
Magellan Midstream Partners LP, 5.15%, 10/15/43	190,000	199,140
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 6.25%, 6/15/22	163,000	176,855
NGPL PipeCo LLC, 7.12%, 12/15/17(3)	150,000	149,063
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	70,000	73,422
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	270,000	273,180
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	50,750
Rockies Express Pipeline LLC, 3.90%, 4/15/15(3)	125,000	125,938
Sabine Pass Liquefaction LLC, 5.875%, 2/1/21(3)	100,000	103,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(3)	125,000	129,531
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	260,000	244,220
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	56,000	60,340
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(3)	164,000	154,980
TransCanada PipeLines Ltd., 2.50%, 8/1/22	180,000	169,632
Williams Cos., Inc. (The), 3.70%, 1/15/23	130,000	117,930
Williams Partners LP, 4.125%, 11/15/20	220,000	230,611
		5,537,030
HEALTH CARE EQUIPMENT AND SUPPLIES†
Baxter International, Inc., 3.20%, 6/15/23	90,000	88,718
Biomet, Inc., 6.50%, 8/1/20	155,000	167,981
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,625
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	174,188
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	58,000
Medtronic, Inc., 2.75%, 4/1/23	50,000	47,632
		589,144
HEALTH CARE PROVIDERS AND SERVICES — 0.2%
21st Century Oncology, Inc., 8.875%, 1/15/17	120,000	126,000
Aetna, Inc., 2.75%, 11/15/22	160,000	151,301
Capella Healthcare, Inc., 9.25%, 7/1/17	100,000	107,250
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	125,000	132,656
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	155,000	172,980
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	60,000	65,625
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	65,000	68,453
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	70,000	75,513
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	120,000	127,500
Express Scripts Holding Co., 2.65%, 2/15/17	300,000	311,831
Express Scripts Holding Co., 7.25%, 6/15/19	220,000	269,952
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(3)	145,000	155,875
Gentiva Health Services, Inc., 11.50%, 9/1/18	150,000	160,875
HCA Holdings, Inc., 7.75%, 5/15/21	150,000	166,594

HCA, Inc., 5.75%, 3/15/14	75,000	75,116
HCA, Inc., 6.50%, 2/15/16	200,000	218,250
HCA, Inc., 8.50%, 4/15/19	125,000	131,438
HCA, Inc., 7.25%, 9/15/20	110,000	119,900
HCA, Inc., 7.50%, 2/15/22	125,000	145,312
Healthsouth Corp., 8.125%, 2/15/20	80,000	87,600
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	155,000	166,625
LifePoint Hospitals, Inc., 5.50%, 12/1/21(3)	150,000	157,312
NYU Hospitals Center, 4.43%, 7/1/42	110,000	98,831
Tenet Healthcare Corp., 8.00%, 8/1/20	170,000	187,000
Tenet Healthcare Corp., 8.125%, 4/1/22	125,000	140,313
UnitedHealth Group, Inc., 2.875%, 3/15/23	130,000	124,148
UnitedHealth Group, Inc., 4.25%, 3/15/43	140,000	133,925
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	133,125
WellPoint, Inc., 3.125%, 5/15/22	50,000	48,223
WellPoint, Inc., 3.30%, 1/15/23	60,000	57,936
		4,117,459
HOTELS, RESTAURANTS AND LEISURE — 0.2%
Boyd Gaming Corp., 9.125%, 12/1/18	70,000	76,475
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	230,000	235,462
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	500,000	242,500
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	428,591
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	80,906
DineEquity, Inc., 9.50%, 10/30/18	100,000	110,000
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(3)	125,000	128,281
MCE Finance Ltd., 5.00%, 2/15/21(3)	185,000	185,462
MGM Resorts International, 7.625%, 1/15/17	310,000	354,175
MGM Resorts International, 8.625%, 2/1/19	80,000	96,200
Pinnacle Entertainment, 7.50%, 4/15/21	75,000	81,938
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	100,000	112,750
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	85,000	88,188
Station Casinos LLC, 7.50%, 3/1/21	150,000	161,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,863
Wynn Macau Ltd., 5.25%, 10/15/21(3)	200,000	206,000
		2,706,416
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 7.25%, 2/1/23	21,000	21,735
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(3)	125,000	129,062
D.R. Horton, Inc., 5.625%, 9/15/14	70,000	71,925
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(3)	125,000	129,141
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,688
Meritage Homes Corp., 7.00%, 4/1/22	125,000	137,500
Standard Pacific Corp., 8.375%, 5/15/18	225,000	268,875
Taylor Morrison, Inc., 7.75%, 4/15/20(3)	55,000	60,912
Toll Brothers Finance Corp., 6.75%, 11/1/19	170,000	193,800
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	138,125
		1,203,763

HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18		150,000	153,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18		125,000	131,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19		40,000	42,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19		100,000	108,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19		105,000	116,550
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19		125,000	141,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20		160,000	168,000
Spectrum Brands, Inc., 6.75%, 3/15/20		125,000	135,938
			998,425
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(3)		85,000	96,050
Bombardier, Inc., 5.75%, 3/15/22(3)		100,000	102,000
General Electric Co., 5.25%, 12/6/17		550,000	627,988
General Electric Co., 4.125%, 10/9/42		150,000	145,944
Harland Clarke Holdings Corp., 9.50%, 5/15/15		95,000	95,062
HD Supply, Inc., 8.125%, 4/15/19		50,000	56,500
HD Supply, Inc., 7.50%, 7/15/20		120,000	132,000
Schaeffler Finance BV, 7.75%, 2/15/17(3)		125,000	141,875
			1,397,419
INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17		130,000	145,925
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	150,000	242,363
Allstate Corp. (The), 4.50%, 6/15/43		$90,000	91,471
Allstate Corp. (The), VRN, 5.75%, 8/15/23		100,000	104,198
American International Group, Inc., 6.40%, 12/15/20		260,000	312,161
American International Group, Inc., 4.875%, 6/1/22		280,000	308,395
American International Group, Inc., MTN, 5.85%, 1/16/18		310,000	357,028
American International Group, Inc., VRN, 8.18%, 5/15/38		195,000	252,096
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		180,000	197,366
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		110,000	109,445
Berkshire Hathaway, Inc., 4.50%, 2/11/43		170,000	168,101
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(3)		125,000	135,938
Genworth Financial, Inc., VRN, 6.15%, 11/15/16		140,000	129,378
Genworth Holdings, Inc., 7.20%, 2/15/21		110,000	132,258
Hartford Financial Services Group, Inc., 5.125%, 4/15/22		150,000	167,867
Hartford Financial Services Group, Inc., 5.95%, 10/15/36		60,000	70,050
ING U.S., Inc., 5.50%, 7/15/22		200,000	224,154
ING U.S., Inc., 5.70%, 7/15/43		150,000	167,815
ING U.S., Inc., VRN, 5.65%, 5/15/23		125,000	123,125
International Lease Finance Corp., 5.75%, 5/15/16		220,000	238,150
International Lease Finance Corp., 8.75%, 3/15/17		215,000	254,775
International Lease Finance Corp., 6.25%, 5/15/19		135,000	152,280

Liberty Mutual Group, Inc., 4.95%, 5/1/22(3)	50,000	53,348
Liberty Mutual Group, Inc., 6.50%, 5/1/42(3)	80,000	93,824
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(3)	175,000	183,312
Lincoln National Corp., 6.25%, 2/15/20	300,000	352,450
Markel Corp., 4.90%, 7/1/22	200,000	214,238
Markel Corp., 3.625%, 3/30/23	80,000	77,441
MetLife, Inc., 4.125%, 8/13/42	90,000	83,932
Metropolitan Life Global Funding I, 3.00%, 1/10/23(3)	250,000	240,558
Principal Financial Group, Inc., 3.30%, 9/15/22	80,000	78,137
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	20,000	24,909
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	160,000	183,867
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	100,000	113,110
Swiss Re Capital I LP, VRN, 6.85%, 5/25/16(3)	200,000	215,300
Travelers Cos., Inc. (The), 4.60%, 8/1/43	110,000	113,794
WR Berkley Corp., 4.625%, 3/15/22	130,000	136,535
		6,249,094
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	83,719
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	52,160
Fidelity National Information Services, Inc., 3.50%, 4/15/23	120,000	114,219
First Data Corp., 7.375%, 6/15/19(3)	180,000	195,525
First Data Corp., 8.875%, 8/15/20(3)	110,000	122,925
First Data Corp., 8.25%, 1/15/21(3)	215,000	234,350
First Data Corp., 12.625%, 1/15/21	60,000	72,000
International Business Machines Corp., 1.95%, 7/22/16	610,000	629,195
SunGard Data Systems, Inc., 7.375%, 11/15/18	135,000	143,944
		1,564,318
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	210,000	215,526
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	180,000	185,444
		400,970
MACHINERY — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	200,000	196,388
Deere & Co., 5.375%, 10/16/29	410,000	480,221
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	130,000	145,275
Navistar International Corp., 8.25%, 11/1/21	100,000	104,875
		926,759
MEDIA — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	260,000	325,415
AMC Entertainment, Inc., 9.75%, 12/1/20	100,000	115,875
Cablevision Systems Corp., 8.625%, 9/15/17	150,000	179,250
Cablevision Systems Corp., 5.875%, 9/15/22	155,000	161,587
CBS Corp., 3.375%, 3/1/22	100,000	98,520
CBS Corp., 4.85%, 7/1/42	70,000	67,187
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	250,000	265,312
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	230,000	230,575

Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(3)(5)	200,000	66,000
Cinemark USA, Inc., 5.125%, 12/15/22	60,000	60,600
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	249,975	249,350
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	275,000	299,062
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	110,000	117,700
Comcast Corp., 5.90%, 3/15/16	720,000	793,615
Comcast Corp., 6.40%, 5/15/38	230,000	284,988
CSC Holdings LLC, 7.625%, 7/15/18	150,000	174,937
CSC Holdings LLC, 6.75%, 11/15/21	125,000	141,563
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	100,000	108,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	240,000	245,854
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	160,000	172,913
Discovery Communications LLC, 5.625%, 8/15/19	130,000	148,954
Discovery Communications LLC, 3.25%, 4/1/23	100,000	95,962
DISH DBS Corp., 7.125%, 2/1/16	195,000	214,987
DISH DBS Corp., 4.625%, 7/15/17	130,000	138,288
DISH DBS Corp., 6.75%, 6/1/21	220,000	246,950
DISH DBS Corp., 5.00%, 3/15/23	100,000	99,500
Lamar Media Corp., 5.875%, 2/1/22	120,000	127,800
Lamar Media Corp., 5.00%, 5/1/23	150,000	150,375
McClatchy Co. (The), 9.00%, 12/15/22	50,000	57,438
Nara Cable Funding Ltd., 8.875%, 12/1/18(3)	100,000	109,250
NBCUniversal Media LLC, 5.15%, 4/30/20	150,000	171,752
NBCUniversal Media LLC, 4.375%, 4/1/21	260,000	282,975
NBCUniversal Media LLC, 2.875%, 1/15/23	350,000	337,344
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	114,000	115,995
Omnicom Group, Inc., 3.625%, 5/1/22	30,000	29,989
Qwest Corp., 7.50%, 10/1/14	270,000	279,866
RR Donnelley & Sons Co., 7.25%, 5/15/18	45,000	52,425
RR Donnelley & Sons Co., 8.25%, 3/15/19	105,000	123,113
Sable International Finance Ltd., 8.75%, 2/1/20(3)	125,000	140,938
Sinclair Television Group, Inc., 8.375%, 10/15/18	100,000	108,125
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	101,000
Sirius XM Holdings, Inc., 5.875%, 10/1/20(3)	125,000	131,875
Sirius XM Holdings, Inc., 5.75%, 8/1/21(3)	125,000	130,625
Time Warner Cable, Inc., 6.75%, 7/1/18	240,000	283,204
Time Warner Cable, Inc., 4.50%, 9/15/42	50,000	45,727
Time Warner, Inc., 3.15%, 7/15/15	310,000	320,800
Time Warner, Inc., 7.70%, 5/1/32	390,000	521,426
Time Warner, Inc., 5.35%, 12/15/43	120,000	127,430
Univision Communications, Inc., 6.875%, 5/15/19(3)	225,000	242,437
Univision Communications, Inc., 8.50%, 5/15/21(3)	120,000	133,950
Viacom, Inc., 4.375%, 9/15/14	220,000	224,504
Viacom, Inc., 4.50%, 3/1/21	40,000	43,001
Viacom, Inc., 3.125%, 6/15/22	100,000	96,069
Videotron Ltee, 5.00%, 7/15/22	125,000	127,188
Visant Corp., 10.00%, 10/1/17	225,000	218,812

Walt Disney Co. (The), MTN, 2.35%, 12/1/22	160,000	149,470
Wind Acquisition Finance SA, 11.75%, 7/15/17(3)	250,000	265,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(3)	120,000	126,900
		10,480,247
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	50,000	49,750
ArcelorMittal, 4.25%, 8/5/15	235,000	243,225
ArcelorMittal, 5.00%, 2/25/17	240,000	257,700
ArcelorMittal, 6.125%, 6/1/18	210,000	231,787
ArcelorMittal, 7.25%, 3/1/41	380,000	388,075
Barrick Gold Corp., 4.10%, 5/1/23	60,000	57,560
Barrick North America Finance LLC, 4.40%, 5/30/21	240,000	243,408
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	200,000	204,387
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15(3)	67,000	69,452
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(3)	100,000	105,625
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(3)	120,000	132,750
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	60,000	58,197
Newmont Mining Corp., 6.25%, 10/1/39	190,000	183,879
Novelis, Inc., 8.375%, 12/15/17	110,000	117,838
Southern Copper Corp., 5.25%, 11/8/42	60,000	51,668
Steel Dynamics, Inc., 5.25%, 4/15/23	100,000	103,250
Teck Resources Ltd., 3.15%, 1/15/17	160,000	167,361
Vale Overseas Ltd., 5.625%, 9/15/19	440,000	491,856
Vale Overseas Ltd., 4.625%, 9/15/20	120,000	126,700
Xstrata Canada Financial Corp., 4.95%, 11/15/21(3)	130,000	136,192
		3,420,660
MULTI-UTILITIES — 0.2%
Calpine Corp., 7.50%, 2/15/21(3)	84,000	93,030
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	30,000	26,330
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	100,000	93,919
Constellation Energy Group, Inc., 5.15%, 12/1/20	130,000	142,484
Consumers Energy Co., 2.85%, 5/15/22	50,000	49,172
Consumers Energy Co., 3.375%, 8/15/23	180,000	180,654
Dominion Gas Holdings LLC, 3.55%, 11/1/23(3)	50,000	49,716
Dominion Resources, Inc., 6.40%, 6/15/18	360,000	421,794
Dominion Resources, Inc., 2.75%, 9/15/22	140,000	132,021
Dominion Resources, Inc., 4.90%, 8/1/41	70,000	71,060
Duke Energy Corp., 3.55%, 9/15/21	120,000	123,684
Duke Energy Florida, Inc., 6.35%, 9/15/37	270,000	349,514
Edison International, 3.75%, 9/15/17	200,000	214,686
EDP Finance BV, 6.00%, 2/2/18(3)	120,000	130,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	114,000	119,130
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(3)	38,243	25,623
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	120,579
Exelon Generation Co. LLC, 5.60%, 6/15/42	80,000	81,599
Florida Power Corp., 3.85%, 11/15/42	130,000	120,811
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	130,000

Georgia Power Co., 4.30%, 3/15/42	60,000	58,008
Ipalco Enterprises, Inc., 5.00%, 5/1/18	100,000	106,500
Nisource Finance Corp., 4.45%, 12/1/21	100,000	106,077
Nisource Finance Corp., 5.65%, 2/1/45	110,000	118,224
NRG Energy, Inc., 7.625%, 1/15/18	145,000	164,575
NRG Energy, Inc., 7.625%, 5/15/19	87,000	91,350
PacifiCorp, 6.00%, 1/15/39	110,000	137,407
Progress Energy, Inc., 3.15%, 4/1/22	110,000	108,379
Public Service Company of Colorado, 4.75%, 8/15/41	70,000	74,345
Sempra Energy, 6.50%, 6/1/16	170,000	190,742
Sempra Energy, 2.875%, 10/1/22	220,000	209,737
Southern Power Co., 5.15%, 9/15/41	60,000	63,285
Teco Finance, Inc., 6.75%, 5/1/15	40,000	42,811
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(3)	125,000	92,656
Xcel Energy, Inc., 4.80%, 9/15/41	50,000	52,355
		4,292,757
MULTILINE RETAIL†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	125,000	119,687
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	113,438
J.C. Penney Corp., Inc., Series A, 6.875%, 10/15/15	25,000	23,844
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	180,000	185,573
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	120,000	125,055
Target Corp., 4.00%, 7/1/42	240,000	218,385
		785,982
OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	71,000	77,212
Xerox Corp., 2.95%, 3/15/17	90,000	94,283
		171,495
OIL, GAS AND CONSUMABLE FUELS — 0.5%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	125,000	107,813
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	125,000	135,000
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	78,242
Anadarko Petroleum Corp., 6.45%, 9/15/36	120,000	142,815
Antero Resources Finance Corp., 7.25%, 8/1/19	68,000	73,440
Apache Corp., 4.75%, 4/15/43	70,000	70,767
BP Capital Markets plc, 2.25%, 11/1/16	260,000	269,479
BP Capital Markets plc, 4.50%, 10/1/20	150,000	165,255
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	135,156
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	107,500
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	150,000	159,750
Chevron Corp., 2.43%, 6/24/20	80,000	80,516
Concho Resources, Inc., 5.50%, 10/1/22	155,000	163,525
Concho Resources, Inc., 5.50%, 4/1/23	125,000	131,250
ConocoPhillips Holding Co., 6.95%, 4/15/29	80,000	107,551
Consol Energy, Inc., 8.00%, 4/1/17	170,000	177,650
Continental Resources, Inc., 5.00%, 9/15/22	50,000	52,438

Denbury Resources, Inc., 8.25%, 2/15/20	120,000	131,850
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	118,438
Devon Energy Corp., 1.875%, 5/15/17	80,000	81,151
Devon Energy Corp., 5.60%, 7/15/41	110,000	122,134
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	200,000	216,000
EOG Resources, Inc., 5.625%, 6/1/19	380,000	442,725
EOG Resources, Inc., 4.10%, 2/1/21	130,000	139,446
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	265,000	308,062
Halcon Resources Corp., 8.875%, 5/15/21	110,000	112,475
Hess Corp., 6.00%, 1/15/40	90,000	103,408
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	110,000	115,225
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	155,000	169,725
Marathon Petroleum Corp., 3.50%, 3/1/16	70,000	73,542
MEG Energy Corp., 7.00%, 3/31/24(3)	150,000	157,875
Newfield Exploration Co., 5.625%, 7/1/24	90,000	94,950
Noble Energy, Inc., 4.15%, 12/15/21	300,000	317,150
Peabody Energy Corp., 7.375%, 11/1/16	50,000	56,625
Peabody Energy Corp., 6.00%, 11/15/18	375,000	407,812
Peabody Energy Corp., 6.50%, 9/15/20	50,000	53,250
Pemex Project Funding Master Trust, 6.625%, 6/15/35	70,000	77,033
Petro-Canada, 6.80%, 5/15/38	160,000	203,334
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	390,000	407,864
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	190,000	191,484
Petroleos Mexicanos, 6.00%, 3/5/20	190,000	215,175
Petroleos Mexicanos, 4.875%, 1/24/22	40,000	41,900
Petroleos Mexicanos, 3.50%, 1/30/23	70,000	65,625
Petroleos Mexicanos, 5.50%, 6/27/44	80,000	76,063
Phillips 66, 4.30%, 4/1/22	260,000	274,891
Pioneer Natural Resources Co., 3.95%, 7/15/22	70,000	71,811
QEP Resources, Inc., 5.25%, 5/1/23	125,000	125,313
Range Resources Corp., 5.75%, 6/1/21	110,000	118,800
Range Resources Corp., 5.00%, 8/15/22	160,000	165,600
Samson Investment Co., 10.75%, 2/15/20(3)	125,000	139,531
SandRidge Energy, Inc., 7.50%, 3/15/21	145,000	154,063
Shell International Finance BV, 2.375%, 8/21/22	280,000	265,198
Shell International Finance BV, 3.625%, 8/21/42	65,000	57,936
Shell International Finance BV, 4.55%, 8/12/43	120,000	123,357
Statoil ASA, 2.45%, 1/17/23	230,000	217,801
Statoil ASA, 3.95%, 5/15/43	50,000	46,632
Statoil ASA, 4.80%, 11/8/43	130,000	139,242
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,000
Talisman Energy, Inc., 7.75%, 6/1/19	125,000	152,460
Tesoro Corp., 4.25%, 10/1/17	100,000	105,750
Total Capital Canada Ltd., 2.75%, 7/15/23	110,000	104,478
Total Capital SA, 2.125%, 8/10/18	150,000	152,806
Venoco, Inc., 8.875%, 2/15/19	160,000	162,000
Weatherford International Ltd., 4.50%, 4/15/22	150,000	156,770

Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	162,375
WPX Energy, Inc., 5.25%, 1/15/17	135,000	145,631
		9,939,313
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	150,000	150,201
International Paper Co., 6.00%, 11/15/41	100,000	116,425
Sappi Papier Holding GmbH, 6.625%, 4/15/21(3)	200,000	205,000
		471,626
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	160,000	172,000
PHARMACEUTICALS — 0.2%
AbbVie, Inc., 1.75%, 11/6/17	170,000	171,384
AbbVie, Inc., 2.90%, 11/6/22	100,000	96,785
Actavis, Inc., 1.875%, 10/1/17	220,000	220,182
Actavis, Inc., 3.25%, 10/1/22	170,000	163,576
Actavis, Inc., 4.625%, 10/1/42	70,000	66,643
Bristol-Myers Squibb Co., 3.25%, 8/1/42	100,000	81,877
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	95,000	103,313
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	38,150
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	280,000	276,174
Merck & Co., Inc., 2.40%, 9/15/22	180,000	169,588
Merck & Co., Inc., 3.60%, 9/15/42	40,000	35,065
Mylan, Inc., 6.00%, 11/15/18(3)	100,000	106,009
Mylan, Inc., 5.40%, 11/29/43	50,000	52,973
Roche Holdings, Inc., 6.00%, 3/1/19(3)	138,000	163,473
Roche Holdings, Inc., 7.00%, 3/1/39(3)	120,000	166,557
Sanofi, 4.00%, 3/29/21	143,000	153,743
Valeant Pharmaceuticals International, 6.875%, 12/1/18(3)	110,000	117,563
Valeant Pharmaceuticals International, 6.375%, 10/15/20(3)	225,000	246,937
Valeant Pharmaceuticals International, 7.25%, 7/15/22(3)	125,000	139,688
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	100,000	107,500
		2,677,180
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	170,000	185,228
American Tower Corp., 4.70%, 3/15/22	40,000	41,879
BRE Properties, Inc., 3.375%, 1/15/23	80,000	75,955
Essex Portfolio LP, 3.625%, 8/15/22	100,000	97,126
Essex Portfolio LP, 3.25%, 5/1/23	50,000	47,111
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,600
HCP, Inc., 3.75%, 2/1/16	210,000	221,583
Health Care REIT, Inc., 2.25%, 3/15/18	60,000	60,543
Health Care REIT, Inc., 3.75%, 3/15/23	160,000	157,592
Health Care REIT, Inc., 4.50%, 1/15/24	120,000	123,941
Host Hotels & Resorts LP, 5.875%, 6/15/19	60,000	65,106
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	97,397
Kilroy Realty LP, 3.80%, 1/15/23	220,000	214,974
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	135,937

Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,375
ProLogis LP, 4.25%, 8/15/23	150,000	153,680
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15	200,000	208,260
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	90,000	97,038
		2,057,325
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	125,625
Realogy Corp., 7.875%, 2/15/19(3)	200,000	218,000
		343,625
ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	265,000	279,999
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	100,000	105,166
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	51,747
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	160,000	153,457
CSX Corp., 4.25%, 6/1/21	140,000	150,083
CSX Corp., 3.70%, 11/1/23	200,000	199,996
Norfolk Southern Corp., 5.75%, 4/1/18	40,000	46,185
Norfolk Southern Corp., 3.25%, 12/1/21	70,000	70,885
Union Pacific Corp., 4.00%, 2/1/21	100,000	107,033
Union Pacific Corp., 4.75%, 9/15/41	220,000	227,504
		1,392,055
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17	235,000	247,044
Freescale Semiconductor, Inc., 8.05%, 2/1/20	90,000	99,225
Intel Corp., 1.35%, 12/15/17	170,000	170,119
		516,388
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	141,875
Intuit, Inc., 5.75%, 3/15/17	571,000	643,821
Microsoft Corp., 2.375%, 5/1/23	90,000	84,490
Oracle Corp., 2.50%, 10/15/22	310,000	292,660
Oracle Corp., 3.625%, 7/15/23	280,000	284,788
Sabre, Inc., 8.50%, 5/15/19(3)	125,000	139,687
		1,587,321
SPECIALTY RETAIL — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	135,156
Hertz Corp. (The), 6.75%, 4/15/19	125,000	134,531
Hertz Corp. (The), 7.375%, 1/15/21	200,000	221,000
Home Depot, Inc. (The), 5.95%, 4/1/41	260,000	318,662
Petco Animal Supplies, Inc., 9.25%, 12/1/18(3)	150,000	162,000
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	73,325
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	145,000	159,862
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,400
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	121,250
Staples, Inc., 4.375%, 1/12/23	150,000	147,993
Stewart Enterprises, Inc., 6.50%, 4/15/19	60,000	63,330
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(3)	125,000	115,938

Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17		90,000	93,038
United Rentals North America, Inc., 5.75%, 7/15/18		100,000	107,750
United Rentals North America, Inc., 8.375%, 9/15/20		125,000	140,625
			2,082,860
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19		225,000	251,437
Gymboree Corp., 9.125%, 12/1/18		125,000	111,563
Hanesbrands, Inc., 6.375%, 12/15/20		150,000	165,375
L Brands, Inc., 6.90%, 7/15/17		105,000	120,750
L Brands, Inc., 6.625%, 4/1/21		80,000	90,100
L Brands, Inc., 5.625%, 2/15/22		275,000	290,125
Polymer Group, Inc., 7.75%, 2/1/19		135,000	144,956
PVH Corp., 7.375%, 5/15/20		25,000	27,875
			1,202,181
THRIFTS AND MORTGAGE FINANCE†
Cie de Financement Foncier, MTN, 4.50%, 5/16/18 (Secured)	EUR	165,000	261,035
Cie de Financement Foncier, MTN, 4.375%, 4/25/19 (Secured)	EUR	200,000	319,963
			580,998
TOBACCO†
Altria Group, Inc., 9.25%, 8/6/19		$32,000	42,643
Altria Group, Inc., 2.85%, 8/9/22		400,000	375,853
Philip Morris International, Inc., 4.125%, 5/17/21		280,000	300,633
			719,129
TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(3)		200,000	210,000
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Alltel Corp., 7.875%, 7/1/32		130,000	176,407
America Movil SAB de CV, 5.00%, 3/30/20		200,000	221,756
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18		30,000	38,346
Cricket Communications, Inc., 7.75%, 10/15/20		170,000	193,375
MetroPCS Wireless, Inc., 7.875%, 9/1/18		95,000	101,413
MetroPCS Wireless, Inc., 6.625%, 11/15/20		135,000	145,294
Sprint Communications, 6.00%, 12/1/16		335,000	367,244
Sprint Communications, 9.00%, 11/15/18(3)		110,000	135,025
Sprint Communications, 7.00%, 3/1/20(3)		110,000	127,600
Sprint Communications, 6.00%, 11/15/22		225,000	231,750
Sprint Corp., 7.125%, 6/15/24(3)		125,000	131,562
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(3)		130,000	139,912
Vodafone Group plc, 5.625%, 2/27/17		230,000	260,039
			2,269,723
TOTAL CORPORATE BONDS (Cost $125,513,748)			131,594,540
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 5.2%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.8%
FHLMC, VRN, 1.76%, 3/15/14		283,144	286,871
FHLMC, VRN, 1.85%, 3/15/14		556,106	565,604
FHLMC, VRN, 1.97%, 3/15/14		543,315	555,515

FHLMC, VRN, 1.98%, 3/15/14	386,325	394,154
FHLMC, VRN, 2.07%, 3/15/14	1,094,188	1,106,629
FHLMC, VRN, 2.26%, 3/15/14	453,855	483,014
FHLMC, VRN, 2.36%, 3/15/14	739,043	731,516
FHLMC, VRN, 2.37%, 3/15/14	963,005	952,017
FHLMC, VRN, 2.375%, 3/15/14	885,057	943,506
FHLMC, VRN, 2.40%, 3/15/14	209,107	223,059
FHLMC, VRN, 2.57%, 3/15/14	205,976	216,748
FHLMC, VRN, 2.59%, 3/15/14	168,085	179,879
FHLMC, VRN, 2.88%, 3/15/14	125,624	128,790
FHLMC, VRN, 3.23%, 3/15/14	155,274	165,626
FHLMC, VRN, 3.30%, 3/15/14	555,629	579,689
FHLMC, VRN, 3.81%, 3/15/14	350,711	369,612
FHLMC, VRN, 4.04%, 3/15/14	261,473	277,776
FHLMC, VRN, 4.36%, 3/15/14	473,256	491,461
FHLMC, VRN, 4.66%, 3/15/14	571,443	615,821
FHLMC, VRN, 5.15%, 3/15/14	91,129	94,599
FHLMC, VRN, 5.37%, 3/15/14	399,327	418,340
FHLMC, VRN, 6.12%, 3/15/14	164,726	173,455
FNMA, VRN, 1.89%, 3/25/14	510,529	544,609
FNMA, VRN, 1.94%, 3/25/14	534,669	570,811
FNMA, VRN, 2.32%, 3/25/14	117,157	124,483
FNMA, VRN, 2.32%, 3/25/14	462,314	492,898
FNMA, VRN, 2.70%, 3/25/14	508,481	516,946
FNMA, VRN, 3.32%, 3/25/14	304,672	316,314
FNMA, VRN, 3.35%, 3/25/14	223,306	239,709
FNMA, VRN, 3.77%, 3/25/14	321,403	339,632
FNMA, VRN, 3.92%, 3/25/14	289,623	306,236
FNMA, VRN, 3.94%, 3/25/14	134,305	143,113
FNMA, VRN, 5.24%, 3/25/14	519,274	561,884
		14,110,316
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 4.4%
FHLMC, 7.00%, 6/1/14	593	597
FHLMC, 6.50%, 6/1/16	24,907	25,867
FHLMC, 6.50%, 6/1/16	22,839	23,885
FHLMC, 4.50%, 1/1/19	436,784	466,238
FHLMC, 5.00%, 10/1/19	13,034	13,962
FHLMC, 5.00%, 11/1/19	51,109	54,683
FHLMC, 5.50%, 11/1/19	3,068	3,264
FHLMC, 5.50%, 11/1/19	2,654	2,823
FHLMC, 5.50%, 11/1/19	3,817	4,154
FHLMC, 5.50%, 11/1/19	3,642	3,946
FHLMC, 5.50%, 11/1/19	2,529	2,695
FHLMC, 5.50%, 12/1/19	3,175	3,456
FHLMC, 5.00%, 2/1/20	5,495	5,971
FHLMC, 5.00%, 2/1/20	1,558	1,665
FHLMC, 5.50%, 3/1/20	6,180	6,643

FHLMC, 5.50%, 3/1/20	4,401	4,785
FHLMC, 5.50%, 3/1/20	9,018	9,817
FHLMC, 5.00%, 5/1/20	3,790	4,119
FHLMC, 5.00%, 5/1/20	8,011	8,707
FHLMC, 5.00%, 5/1/20	12,569	13,660
FHLMC, 4.50%, 7/1/20	39,825	42,614
FHLMC, 4.00%, 10/1/20	13,856	14,801
FHLMC, 5.00%, 4/1/21	1,609,674	1,726,266
FHLMC, 8.00%, 6/1/26	5,052	5,284
FHLMC, 8.00%, 6/1/26	785	929
FHLMC, 8.00%, 7/1/26	1,046	1,053
FHLMC, 7.00%, 8/1/29	2,544	2,876
FHLMC, 8.00%, 7/1/30	16,834	19,975
FHLMC, 6.50%, 6/1/31	88,484	99,328
FHLMC, 5.50%, 12/1/33	392,249	440,688
FHLMC, 6.50%, 5/1/34	13,915	16,158
FHLMC, 5.50%, 6/1/35	28,414	31,266
FHLMC, 5.00%, 9/1/35	13,390	14,641
FHLMC, 5.00%, 9/1/35	9,273	10,148
FHLMC, 5.50%, 10/1/35	80,448	89,055
FHLMC, 5.50%, 10/1/35	31,579	35,018
FHLMC, 5.00%, 11/1/35	148,509	163,704
FHLMC, 5.00%, 11/1/35	183,697	203,837
FHLMC, 6.50%, 3/1/36	7,852	8,789
FHLMC, 6.50%, 3/1/36	2,992	3,356
FHLMC, 5.50%, 1/1/38	399,457	438,678
FHLMC, 6.00%, 2/1/38	194,906	216,643
FHLMC, 6.00%, 11/1/38	962,582	1,069,027
FHLMC, 4.00%, 4/1/41	1,658,979	1,743,679
FHLMC, 6.50%, 7/1/47	50,079	54,338
FNMA, 5.32%, 4/1/14	16,566	16,722
FNMA, 6.00%, 4/1/14	93	93
FNMA, 7.50%, 6/1/15	1,178	1,184
FNMA, 5.17%, 1/1/16	153,073	161,750
FNMA, 4.50%, 5/1/19	617,205	660,774
FNMA, 4.00%, 6/1/19	4,826	5,158
FNMA, 4.50%, 6/1/19	91,131	97,618
FNMA, 4.50%, 12/1/19	8,100	8,802
FNMA, 5.00%, 3/1/20	15,097	16,453
FNMA, 5.00%, 3/1/20	16,124	17,586
FNMA, 5.00%, 4/1/20	8,790	9,430
FNMA, 5.00%, 5/1/20	4,046	4,339
FNMA, 5.00%, 5/1/20	17,461	19,045
FNMA, 5.00%, 7/1/20	19,740	21,402
FNMA, 7.00%, 5/1/26	3,252	3,638
FNMA, 7.00%, 6/1/26	2,347	2,625
FNMA, 7.50%, 3/1/27	2,224	2,278

FNMA, 6.50%, 4/1/29	14,036	15,742
FNMA, 6.50%, 6/1/29	12,819	14,379
FNMA, 6.50%, 6/1/29	22,545	25,305
FNMA, 7.00%, 7/1/29	16,194	18,287
FNMA, 6.50%, 8/1/29	29,387	33,571
FNMA, 7.00%, 3/1/30	16,033	18,171
FNMA, 8.00%, 7/1/30	35,209	39,121
FNMA, 7.50%, 9/1/30	11,143	13,442
FNMA, 6.50%, 9/1/31	60,669	67,996
FNMA, 7.00%, 9/1/31	47,117	53,226
FNMA, 6.50%, 1/1/32	31,991	36,973
FNMA, 6.50%, 10/1/32	188,607	211,649
FNMA, 5.50%, 6/1/33	128,474	142,831
FNMA, 5.50%, 8/1/33	860,717	954,247
FNMA, 5.00%, 11/1/33	778,105	859,065
FNMA, 5.50%, 1/1/34	683,637	757,581
FNMA, 5.50%, 9/1/34	47,247	52,412
FNMA, 5.50%, 10/1/34	45,431	50,206
FNMA, 6.00%, 10/1/34	48,863	54,456
FNMA, 5.00%, 11/1/34	189,867	208,684
FNMA, 5.50%, 3/1/35	3,357	3,706
FNMA, 5.50%, 3/1/35	9,600	10,592
FNMA, 5.50%, 3/1/35	11,932	13,180
FNMA, 5.50%, 3/1/35	31,982	35,478
FNMA, 5.50%, 3/1/35	23,480	26,086
FNMA, 5.00%, 4/1/35	40,415	44,999
FNMA, 6.00%, 5/1/35	19,120	21,361
FNMA, 6.00%, 5/1/35	2,859	3,180
FNMA, 6.00%, 6/1/35	35,124	39,495
FNMA, 6.00%, 6/1/35	7,818	8,803
FNMA, 6.00%, 6/1/35	592	660
FNMA, 5.00%, 7/1/35	169,408	188,495
FNMA, 5.50%, 7/1/35	22,899	25,285
FNMA, 6.00%, 7/1/35	68,012	76,605
FNMA, 6.00%, 7/1/35	3,442	3,837
FNMA, 6.00%, 7/1/35	57,783	65,073
FNMA, 5.50%, 8/1/35	15,016	16,671
FNMA, 6.00%, 8/1/35	2,573	2,868
FNMA, 4.50%, 9/1/35	943,252	1,016,284
FNMA, 5.50%, 9/1/35	67,458	74,870
FNMA, 5.50%, 9/1/35	2,088	2,318
FNMA, 5.50%, 9/1/35	821	911
FNMA, 5.50%, 9/1/35	16,188	17,985
FNMA, 5.50%, 9/1/35	140,291	155,804
FNMA, 5.00%, 10/1/35	27,207	30,214
FNMA, 5.50%, 10/1/35	299,579	332,942
FNMA, 6.00%, 10/1/35	35,281	39,295

FNMA, 5.50%, 11/1/35	166,373	184,503
FNMA, 6.00%, 11/1/35	34,697	38,604
FNMA, 6.50%, 11/1/35	2,020	2,264
FNMA, 6.50%, 11/1/35	4,933	5,529
FNMA, 6.50%, 12/1/35	27,563	30,861
FNMA, 6.50%, 4/1/36	16,594	18,591
FNMA, 6.00%, 8/1/36	34,089	38,057
FNMA, 5.00%, 10/1/36	595,614	652,579
FNMA, 5.00%, 11/1/36	399,688	437,828
FNMA, 5.50%, 1/1/37	1,244,335	1,380,342
FNMA, 5.50%, 2/1/37	396,733	439,365
FNMA, 6.00%, 5/1/37	35,079	39,185
FNMA, 6.00%, 7/1/37	7,438	8,278
FNMA, 6.50%, 8/1/37	17,251	18,741
FNMA, 6.50%, 8/1/37	940,722	1,022,162
FNMA, 6.50%, 8/1/37	417,000	453,043
FNMA, 5.00%, 4/1/40	2,636,894	2,904,423
FNMA, 5.00%, 6/1/40	1,966,117	2,163,614
FNMA, 4.50%, 8/1/40	2,833,597	3,049,122
FNMA, 3.50%, 1/1/41	1,993,857	2,024,026
FNMA, 4.00%, 1/1/41	6,495,905	6,837,420
FNMA, 4.50%, 1/1/41	845,250	910,941
FNMA, 4.50%, 2/1/41	2,170,924	2,337,438
FNMA, 4.00%, 5/1/41	1,567,250	1,646,853
FNMA, 5.00%, 6/1/41	2,201,752	2,429,088
FNMA, 4.50%, 7/1/41	1,612,310	1,738,493
FNMA, 4.50%, 9/1/41	46,640	50,206
FNMA, 4.50%, 9/1/41	4,087,259	4,398,502
FNMA, 4.00%, 12/1/41	3,099,495	3,256,832
FNMA, 4.00%, 1/1/42	59,441	62,395
FNMA, 4.00%, 1/1/42	1,327,852	1,395,440
FNMA, 3.50%, 5/1/42	3,029,644	3,075,914
FNMA, 3.50%, 6/1/42	1,147,832	1,165,806
FNMA, 3.50%, 9/1/42	4,212,584	4,283,169
FNMA, 3.00%, 11/1/42	1,645,951	1,603,945
FNMA, 6.50%, 8/1/47	89,893	97,995
FNMA, 6.50%, 8/1/47	95,831	104,549
FNMA, 6.50%, 9/1/47	332,567	362,337
FNMA, 6.50%, 9/1/47	12,343	13,451
FNMA, 6.50%, 9/1/47	36,518	39,820
FNMA, 6.50%, 9/1/47	112,385	122,429
FNMA, 6.50%, 9/1/47	35,417	38,566
GNMA, 9.00%, 4/20/25	1,363	1,577
GNMA, 7.50%, 10/15/25	4,926	5,557
GNMA, 6.00%, 4/15/26	1,490	1,669
GNMA, 6.00%, 4/15/26	354	396
GNMA, 7.50%, 6/15/26	2,834	3,011

GNMA, 7.00%, 12/15/27		15,521	16,154
GNMA, 7.50%, 12/15/27		18,274	20,865
GNMA, 6.00%, 5/15/28		17,821	19,964
GNMA, 6.00%, 5/15/28		52,737	59,053
GNMA, 6.50%, 5/15/28		6,721	7,597
GNMA, 7.00%, 5/15/31		42,809	51,234
GNMA, 5.50%, 11/15/32		162,424	181,062
GNMA, 6.50%, 10/15/38		2,634,430	2,987,527
GNMA, 4.00%, 1/20/41		2,620,918	2,784,856
GNMA, 4.50%, 5/20/41		3,105,616	3,385,955
GNMA, 4.50%, 6/15/41		897,484	982,852
GNMA, 4.00%, 12/15/41		1,382,103	1,470,253
GNMA, 4.00%, 6/20/42		2,426,534	2,578,021
GNMA, 3.50%, 7/20/42		1,053,555	1,086,849
			80,573,484
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $92,340,805)			94,683,800
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.9%
AUSTRALIA — 0.1%
Australia Government Bond, 5.75%, 7/15/22	AUD	445,000	450,622
Australia Government Bond, 5.50%, 4/21/23	AUD	410,000	409,912
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	295,000	281,707
			1,142,241
AUSTRIA — 0.1%
Austria Government Bond, 4.35%, 3/15/19(3)	EUR	680,000	1,097,344
Austria Government Bond, 3.90%, 7/15/20(3)	EUR	455,000	729,725
Austria Government Bond, 3.40%, 11/22/22(3)	EUR	165,000	257,672
Austria Government Bond, 4.15%, 3/15/37(3)	EUR	275,000	474,171
			2,558,912
BELGIUM — 0.1%
Belgium Government Bond, 4.00%, 3/28/18(3)	EUR	560,000	873,027
Belgium Government Bond, 3.75%, 9/28/20(3)	EUR	310,000	489,217
Belgium Government Bond, 2.25%, 6/22/23	EUR	120,000	167,387
Belgium Government Bond, 5.00%, 3/28/35(3)	EUR	85,000	153,203
Belgium Government Bond, 4.25%, 3/28/41(3)	EUR	290,000	480,057
			2,162,891
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19		$510,000	581,400
CANADA — 0.2%
Canadian Government Bond, 5.00%, 6/1/14	CAD	485,000	442,404
Canadian Government Bond, 1.50%, 3/1/17	CAD	300,000	273,649
Canadian Government Bond, 3.75%, 6/1/19	CAD	320,000	319,619
Canadian Government Bond, 5.75%, 6/1/33	CAD	345,000	446,765
Province of British Columbia, 3.25%, 12/18/21	CAD	265,000	250,078
Province of Ontario Canada, 5.45%, 4/27/16		$240,000	265,054
Province of Ontario Canada, 1.00%, 7/22/16		$150,000	151,335
Province of Ontario Canada, 4.40%, 6/2/19	CAD	430,000	432,147

			2,581,051
CHILE†
Chile Government International Bond, 3.25%, 9/14/21		$230,000	232,300
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21		$290,000	303,050
CZECH†
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	3,000,000	182,663
DENMARK — 0.2%
Denmark Government Bond, 4.00%, 11/15/17	DKK	6,000,000	1,258,252
Denmark Government Bond, 4.00%, 11/15/19	DKK	530,000	115,450
Denmark Government Bond, 7.00%, 11/10/24	DKK	2,350,000	667,428
Denmark Government Bond, 4.50%, 11/15/39	DKK	2,395,000	618,928
			2,660,058
FINLAND — 0.2%
Finland Government Bond, 3.125%, 9/15/14(3)	EUR	480,000	673,148
Finland Government Bond, 3.875%, 9/15/17(3)	EUR	460,000	710,147
Finland Government Bond, 4.375%, 7/4/19(3)	EUR	256,000	415,849
Finland Government Bond, 1.625%, 9/15/22(3)	EUR	305,000	419,976
Finland Government Bond, 4.00%, 7/4/25(3)	EUR	305,000	503,100
Finland Government Bond, 2.625%, 7/4/42(3)	EUR	120,000	166,798
			2,889,018
FRANCE — 0.2%
France Government Bond OAT, 4.00%, 4/25/14	EUR	240,000	333,219
France Government Bond OAT, 3.25%, 10/25/21	EUR	270,000	416,462
France Government Bond OAT, 5.50%, 4/25/29	EUR	160,000	297,883
France Government Bond OAT, 4.75%, 4/25/35	EUR	235,000	415,548
French Treasury Note BTAN, 2.25%, 2/25/16	EUR	915,000	1,313,690
			2,776,802
GERMANY — 0.2%
Bundesobligation, 2.00%, 2/26/16	EUR	830,000	1,188,155
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	35,000	54,583
Bundesrepublik Deutschland, 2.25%, 9/4/20	EUR	120,000	179,374
Bundesrepublik Deutschland, 4.75%, 7/4/34	EUR	250,000	476,345
Bundesrepublik Deutschland, 4.25%, 7/4/39	EUR	245,000	453,055
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18	EUR	827,947	1,194,504
			3,546,016
ITALY†
Italy Government International Bond, 6.875%, 9/27/23		$150,000	182,715
JAPAN — 0.6%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	347,000,000	3,430,905
Japan Government Ten Year Bond, 1.20%, 6/20/15	JPY	212,050,000	2,114,158
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	265,600,000	2,726,183
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	91,500,000	1,042,369
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	84,200,000	895,500
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	125,100,000	1,423,738
			11,632,853
MEXICO — 0.1%

Mexico Government International Bond, 5.625%, 1/15/17		$160,000	179,600
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$710,000	828,215
Mexico Government International Bond, 5.125%, 1/15/20		$350,000	392,875
Mexico Government International Bond, 6.05%, 1/11/40		$150,000	168,600
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$190,000	178,125
			1,747,415
MULTI-NATIONAL†
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	40,000,000	466,065
NETHERLANDS — 0.1%
Netherlands Government Bond, 1.25%, 1/15/18(3)	EUR	200,000	283,387
Netherlands Government Bond, 3.50%, 7/15/20(3)	EUR	625,000	983,085
Netherlands Government Bond, 2.25%, 7/15/22(3)	EUR	90,000	129,895
Netherlands Government Bond, 3.75%, 1/15/42(3)	EUR	235,000	397,695
			1,794,062
NEW ZEALAND†
New Zealand Government Bond, 5.00%, 3/15/19	NZD	265,000	231,915
NORWAY — 0.1%
Norway Government Bond, 4.25%, 5/19/17	NOK	1,000,000	179,235
Norway Government Bond, 3.75%, 5/25/21	NOK	6,250,000	1,120,299
			1,299,534
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37		$100,000	118,750
Peruvian Government International Bond, 5.625%, 11/18/50		$150,000	156,000
			274,750
PHILIPPINES†
Philippine Government International Bond, 4.00%, 1/15/21		$300,000	316,500
Philippine Government International Bond, 6.375%, 10/23/34		$100,000	124,500
			441,000
POLAND†
Poland Government International Bond, 5.125%, 4/21/21		$250,000	279,063
SINGAPORE†
Singapore Government Bond, 2.375%, 4/1/17	SGD	280,000	232,876
Singapore Government Bond, 3.125%, 9/1/22	SGD	120,000	100,969
			333,845
SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16		$240,000	257,066
Korea Development Bank (The), 3.25%, 3/9/16		$160,000	167,848
Korea Development Bank (The), 4.00%, 9/9/16		$160,000	171,544
			596,458
SWEDEN — 0.1%
Sweden Government Bond, 4.25%, 3/12/19	SEK	1,590,000	280,718
Sweden Government Bond, 3.50%, 6/1/22	SEK	3,225,000	558,793
			839,511
SWITZERLAND†
Switzerland Government Bond, 2.00%, 4/28/21	CHF	160,000	200,659
Switzerland Government Bond, 2.50%, 3/8/36	CHF	100,000	135,408
			336,067

TURKEY†
Turkey Government International Bond, 3.25%, 3/23/23		$200,000	173,300
UNITED KINGDOM — 0.6%
United Kingdom Gilt, 5.00%, 9/7/14	GBP	665,000	1,140,115
United Kingdom Gilt, 4.00%, 9/7/16	GBP	1,145,000	2,070,366
United Kingdom Gilt, 4.50%, 3/7/19	GBP	920,000	1,741,011
United Kingdom Gilt, 8.00%, 6/7/21	GBP	71,000	164,175
United Kingdom Gilt, 3.75%, 9/7/21	GBP	905,000	1,659,366
United Kingdom Gilt, 2.25%, 9/7/23	GBP	80,000	128,744
United Kingdom Gilt, 6.00%, 12/7/28	GBP	500,000	1,124,444
United Kingdom Gilt, 4.25%, 6/7/32	GBP	180,000	340,053
United Kingdom Gilt, 4.25%, 3/7/36	GBP	875,000	1,654,732
United Kingdom Gilt, 4.50%, 12/7/42	GBP	50,000	99,639
United Kingdom Gilt, 4.25%, 12/7/55	GBP	485,000	956,503
			11,079,148
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45		$80,000	63,880
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $52,106,783)			53,387,983
COMMERCIAL PAPER(7) — 2.8%
Bank of Nova Scotia, 0.17%, 3/31/14		4,100,000	4,099,754
BNP Paribas Finance, Inc., 0.17%, 4/8/14		4,500,000	4,499,308
Catholic Health Initiatives, 0.15%, 3/11/14		4,100,000	4,099,906
Charta LLC, 0.18%, 5/14/14(3)		4,500,000	4,498,828
Crown Point Capital Co., 0.18%, 4/1/14(3)		4,500,000	4,499,348
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(3)		3,400,000	3,398,380
Jupiter Securitization Co. LLC, 0.20%, 7/1/14(3)		1,000,000	999,344
Lexington Parker Capital, 0.18%, 3/17/14(3)		4,200,000	4,199,717
Liberty Street Funding LLC, 0.16%, 4/28/14(3)		4,400,000	4,398,637
San Francisco City & County Public Utilities Commission, 0.13%, 3/12/14		4,200,000	4,200,084
Thunder Bay Funding LLC, 0.17%, 3/21/14(3)		4,300,000	4,299,624
Thunder Bay Funding LLC, 0.15%, 4/25/14(3)		3,475,000	3,473,935
Toyota Motor Credit Corp., 0.19%, 6/12/14		4,500,000	4,498,059
TOTAL COMMERCIAL PAPER (Cost $51,163,633)			51,164,924
MUNICIPAL SECURITIES — 2.4%
Alameda County Industrial Development Authority, Series 1997 A, (Plyproperties), VRDN, 0.05%, 3/6/14 (LOC: Wells Fargo Bank N.A.)		3,505,000	3,505,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50		120,000	157,226
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40		120,000	154,150
Breckinridge County KY Lease Program Rev., (Adjustable-KY ASSN County Leasing TR), VRDN, 0.04%, 3/5/14 (LOC: U.S. Bank N.A.)		2,700,000	2,700,000
California GO, (Building Bonds), 7.55%, 4/1/39		60,000	83,860
California GO, (Building Bonds), 7.30%, 10/1/39		160,000	216,086
California GO, (Building Bonds), 7.60%, 11/1/40		145,000	205,281
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.09%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.), (Acquired 4/11/12, Cost $3,850,000)(8)		3,850,000	3,850,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)		1,400,000	1,400,000

Harrison County Industrial Development Rev., (Fox Grocery Company), VRDN, 0.05%, 3/6/14 (LOC: U.S. Bank N.A.)	4,140,000	4,140,000
Idaho Housing & Finance Association Rev., Series 2011 A, (Traditions at Boise Apartments), VRDN, 0.05%, 3/5/14 (LOC: East West Bank)(LIQ FAC: FHLMC)(SBBPA: FHLB)	500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	230,000	227,176
Iowa Finance Authority Economic Development Rev., Series 2009 B, (Midwestern Disaster Area), VRDN, 0.06%, 3/6/14	4,000,000	4,000,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	120,000	151,504
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	130,000	149,815
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	185,000	233,969
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	100,000	128,102
Metropolitan Water District of Southern California Rev., Series 2011 A3, VRDN, 0.05%, 3/6/14	2,300,000	2,299,839
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	180,000	255,227
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	140,000	192,154
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	75,000	91,810
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	200,000	215,638
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.17%, 3/5/14 (LOC: FNMA)	2,260,000	2,260,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	130,000	158,674
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	330,000	308,293
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,400,000	1,081,696
Riverside County Industrial Development Authority Rev. (Cal-Mold, Inc.), VRDN, 0.07%, 3/5/14 (LOC: Bank of the West)	1,780,000	1,780,000
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	280,000	330,047
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	170,000	192,239
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	170,000	184,355
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	135,000	160,728
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	195,000	225,769
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.13%, 3/6/14 (LOC: Bank of America N.A.)	3,843,000	3,843,000
University of Illinois Rev., Series 1997 B, (Health Services Facilities System), VRDN, 0.04%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Washington Finance Commission Nonprofit Housing Rev., (Heatherwood), Series 2002 A, VRDN, 0.05%, 3/6/14 (LIQ FAC: FHLMC), (Acquired 11/7/11, Cost $3,400,000)(8)	3,400,000	3,400,000
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.05%, 3/6/14 (LOC: JPMorgan Chase Bank N.A.)	3,885,000	3,885,000
TOTAL MUNICIPAL SECURITIES (Cost $43,042,967)		43,666,638
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.9%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/14	500,000	527,059
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/14	425,000	454,268

Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(3)	300,000	291,884
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	1,100,000	1,054,690
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	350,000	352,575
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 3/1/14	325,000	346,561
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	700,000	729,079
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/14	600,000	612,814
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/1/14	250,000	257,054
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/14	487,539	489,585
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	711,665	735,638
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	1,051,863	1,086,450
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(3)	1,250,000	1,268,217
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/14(3)	1,100,000	1,064,066
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	275,000	289,372
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	475,000	500,981
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	90,339	93,970
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.94%, 3/11/14	76,104	76,343
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/11/14	200,000	205,883
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/14	600,000	631,748
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/14	725,000	775,896
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	500,000	482,850
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	37,561	37,544
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	1,747,066	1,779,605
VNO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 3/1/14(3)	300,000	307,027
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	31,368	31,589
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	1,500,000	1,527,380
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $16,081,190)		16,010,128
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.9%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	106,591	112,469
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	935,716	730,017
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	115,924	119,058
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	308,067	324,433
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 3/1/14	318,041	319,037
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.25%, 3/1/14	379,555	377,193
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.21%, 3/1/14	194,756	192,792
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 3/1/14	201,876	200,881
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 3/1/14	495,970	500,491
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.22%, 3/1/14	373,423	386,693
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 3/1/14	236,205	239,708

JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 3/1/14	539,141	548,878
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/14(3)	286,369	279,963
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 3/1/14	701,426	719,619
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	174,879	184,989
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.49%, 3/1/14	379,731	379,116
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 3/1/14	212,434	216,444
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/14	214,411	216,907
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 3/1/14(3)	622,615	640,686
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	262,004	283,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 3/1/14	649,747	666,364
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	350,713	362,081
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	566,968	586,513
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	77,339	79,360
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	795,064	841,692
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 3/1/14	988,956	1,014,223
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.62%, 3/1/14	537,132	546,879
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 3/1/14	146,423	152,356
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 3/1/14	523,874	533,600
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 3/1/14	169,154	176,584
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.04%, 3/1/14	680,770	693,366
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	431,435	457,884
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	223,874	228,538
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	282,836	294,425
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	202,969	211,038
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	61,347	63,100
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 3/1/14	205,909	206,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	425,965	450,543
		14,537,261
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	1,127,048	1,233,992
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,701,970)		15,771,253
EXCHANGE-TRADED FUNDS — 0.2%

iShares MSCI Emerging Markets Index Fund	17,830	703,928
iShares Russell Midcap Value Index Fund	43,284	2,944,611
iShares S&P SmallCap 600 Index Fund	496	54,421
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,096,179)		3,702,960
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FNMA, 6.625%, 11/15/30 (Cost $3,385,222)	2,510,000	3,427,601
ASSET-BACKED SECURITIES(6) — 0.1%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(3)	19,478	21,134
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A4 SEQ, 5.17%, 8/1/19	128,560	139,255
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 3/4/14(4)	800,000	800,469
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(3)	475,000	475,261
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(3)	600,000	603,072
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	93,451	101,452
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	150,000	151,125
TOTAL ASSET-BACKED SECURITIES (Cost $2,268,662)		2,291,768
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,993	70,313
TOBACCO†
Universal Corp., 6.75%	32	41,308
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $86,892)		111,621
PREFERRED STOCKS†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(3) (Cost $70,945)	77	76,295
TEMPORARY CASH INVESTMENTS — 1.3%
SSgA U.S. Government Money Market Fund (Cost $24,159,362)	24,159,362	24,159,362
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,496,874,491)		1,823,224,644
OTHER ASSETS AND LIABILITIES — 0.2%		4,295,160
TOTAL NET ASSETS — 100.0%		$1,827,519,804

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	65,000	USD	58,542	Barclays Bank plc	04/10/14	(684)
AUD	105,000	USD	94,584	Deutsche Bank	04/10/14	(1,120)
AUD	80,000	USD	71,330	Deutsche Bank	04/10/14	(120)
AUD	555,327	USD	492,150	Westpac Group	04/10/14	2,164
AUD	65,000	USD	58,104	Westpac Group	04/10/14	(246)
USD	40,555	AUD	45,000	Deutsche Bank	04/10/14	499
USD	270,748	AUD	310,000	HSBC Holdings plc	04/10/14	(5,193)
USD	139,098	AUD	160,000	Westpac Group	04/10/14	(3,323)

USD	207,139	AUD	237,848	Westpac Group	04/10/14	(4,577)
CAD	61,428	USD	55,000	Deutsche Bank	04/10/14	426
CAD	71,903	USD	65,000	Deutsche Bank	04/10/14	(123)
USD	2,844,873	CAD	3,153,826	JPMorgan Chase Bank N.A.	03/31/14	(1,459)
USD	55,000	CAD	60,126	Deutsche Bank	04/10/14	749
USD	638,717	CAD	700,787	HSBC Holdings plc	04/10/14	6,405
CHF	152,366	USD	170,000	Barclays Bank plc	04/10/14	3,291
CHF	171,659	USD	195,000	Deutsche Bank	04/10/14	234
CHF	91,773	USD	101,828	HSBC Holdings plc	04/10/14	2,549
CHF	74,771	USD	82,199	UBS AG	04/10/14	2,841
USD	125,000	CHF	112,635	Barclays Bank plc	04/10/14	(3,104)
USD	60,000	CHF	53,669	Deutsche Bank	04/10/14	(1,040)
USD	195,000	CHF	174,720	Deutsche Bank	04/10/14	(3,716)
CZK	1,629,154	USD	80,811	Deutsche Bank	04/10/14	1,514
USD	120,000	CZK	2,442,115	Barclays Bank plc	04/10/14	(3,405)
DKK	81,973	USD	14,936	Barclays Bank plc	04/10/14	231
DKK	317,558	USD	57,915	Deutsche Bank	04/10/14	840
DKK	233,931	USD	42,701	Deutsche Bank	04/10/14	581
EUR	948,261	USD	1,288,287	Barclays Bank plc	04/10/14	20,572
EUR	330,000	USD	448,828	Barclays Bank plc	04/10/14	6,662
EUR	190,000	USD	262,445	Barclays Bank plc	04/10/14	(194)
EUR	136,899	USD	184,623	HSBC Holdings plc	04/10/14	4,335
USD	1,479,072	EUR	1,076,887	UBS AG	03/31/14	(7,327)
USD	960,761	EUR	699,514	UBS AG	03/31/14	(4,760)
USD	31,623	EUR	23,126	UBS AG	03/31/14	(298)
USD	36,981	EUR	26,765	UBS AG	03/31/14	37
USD	68,053	EUR	50,000	Barclays Bank plc	04/10/14	(960)
USD	102,496	EUR	75,000	Barclays Bank plc	04/10/14	(1,025)
USD	47,998	EUR	35,000	Barclays Bank plc	04/10/14	(311)
USD	364,706	EUR	265,000	UBS AG	04/10/14	(1,066)
GBP	25,000	USD	41,086	Barclays Bank plc	04/10/14	766
GBP	170,000	USD	276,976	Barclays Bank plc	04/10/14	7,619
GBP	25,000	USD	41,007	Barclays Bank plc	04/10/14	845
GBP	150,000	USD	245,077	Deutsche Bank	04/10/14	6,036
USD	714,653	GBP	427,936	Credit Suisse AG	03/31/14	(1,802)
USD	172,211	GBP	104,272	Barclays Bank plc	04/10/14	(2,349)
USD	73,223	GBP	44,580	Barclays Bank plc	04/10/14	(1,408)
USD	41,664	GBP	25,000	Deutsche Bank	04/10/14	(189)
USD	1,602,955	GBP	981,118	HSBC Holdings plc	04/10/14	(39,522)
USD	128,379	GBP	78,155	HSBC Holdings plc	04/10/14	(2,460)
HKD	309,000	USD	39,853	Westpac Group	04/10/14	(33)
JPY	9,724,572	USD	95,000	Barclays Bank plc	04/10/14	572
JPY	8,190,080	USD	80,000	Barclays Bank plc	04/10/14	492
JPY	30,226,961	USD	290,000	UBS AG	04/10/14	7,068
JPY	7,318,094	USD	70,000	UBS AG	04/10/14	1,922
JPY	113,463,130	USD	1,085,783	Westpac Group	04/10/14	29,324
USD	85,000	JPY	8,627,075	Deutsche Bank	04/10/14	214

USD	230,000	JPY	23,449,305	HSBC Holdings plc	04/10/14	(458)
KRW	2,362,026,745	USD	2,217,033	Westpac Group	04/10/14	(17,017)
KRW	389,893,000	USD	365,000	Westpac Group	04/10/14	(1,850)
USD	90,000	KRW	98,064,000	Westpac Group	04/10/14	(1,338)
USD	225,000	KRW	240,187,500	Westpac Group	04/10/14	1,287
NOK	1,409,812	USD	235,000	Deutsche Bank	04/10/14	(433)
USD	1,053,615	NOK	6,481,416	Deutsche Bank	04/10/14	(24,775)
NZD	200,000	USD	165,609	Barclays Bank plc	04/10/14	1,614
NZD	54,196	USD	45,223	Barclays Bank plc	04/10/14	91
NZD	95,000	USD	79,208	Deutsche Bank	04/10/14	223
NZD	155,262	USD	128,823	Westpac Group	04/10/14	994
NZD	165,000	USD	138,656	Westpac Group	04/10/14	(698)
USD	342,329	NZD	425,000	Westpac Group	04/10/14	(13,019)
SEK	902,230	USD	140,000	Deutsche Bank	04/10/14	631
SEK	1,337,360	USD	205,000	Deutsche Bank	04/10/14	3,455
USD	796,375	SEK	5,163,058	Deutsche Bank	04/10/14	(8,393)
USD	65,000	SEK	418,761	Deutsche Bank	04/10/14	(273)
SGD	216,578	USD	170,000	Barclays Bank plc	04/10/14	852
SGD	261,982	USD	205,000	UBS AG	04/10/14	1,670
USD	135,000	SGD	172,689	Barclays Bank plc	04/10/14	(1,229)
USD	215,000	SGD	274,248	Barclays Bank plc	04/10/14	(1,346)
USD	287,242	SGD	365,709	HSBC Holdings plc	04/10/14	(1,255)
USD	205,000	SGD	260,889	HSBC Holdings plc	04/10/14	(808)
TWD	7,270,800	USD	240,000	Westpac Group	04/10/14	38
USD	103,657	TWD	3,110,234	Westpac Group	04/10/14	976
USD	310,000	TWD	9,326,350	Westpac Group	04/10/14	2,100
						(41,987)

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
29	U.S. Treasury 10-Year Notes	June 2014	3,611,406	(4,200)
21	U.S. Treasury Ultra Long Bonds	June 2014	3,015,469	(17,509)
			6,626,875	(21,709)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
KRW	-	South Korea Won
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NVDR	-	Non-Voting Depositary Receipt
NZD	-	New Zealand Dollar
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SBBPA	-	Standby Bond Purchase Agreement
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $232,898.

(3)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $61,123,640, which represented 3.3% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Security is in default.

(6)	Final maturity date indicated, unless otherwise noted.

(7)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(8)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,250,000, which represented 0.4% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	930,585,383	247,210,526	—
U.S. Treasury Securities	—	205,379,862	—
Corporate Bonds	—	131,594,540	—
U.S. Government Agency Mortgage-Backed Securities	—	94,683,800	—
Sovereign Governments and Agencies	—	53,387,983	—
Commercial Paper	—	51,164,924	—
Municipal Securities	—	43,666,638	—
Commercial Mortgage-Backed Securities	—	16,010,128	—
Collateralized Mortgage Obligations	—	15,771,253	—
Exchange-Traded Funds	3,702,960	—	—
U.S. Government Agency Securities	—	3,427,601	—
Asset-Backed Securities	—	2,291,768	—
Convertible Preferred Stocks	—	111,621	—
Preferred Stocks	—	76,295	—
Temporary Cash Investments	24,159,362	—	—
	958,447,705	864,776,939	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	122,719	—
Liabilities
Other Financial Instruments
Futures Contracts	(21,709)	—	—
Forward Foreign Currency Exchange Contracts	—	(164,706)	—
	(21,709)	(164,706)	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,521,127,782
Gross tax appreciation of investments	$315,055,174
Gross tax depreciation of investments	(12,958,312)
Net tax appreciation (depreciation) of investments	$302,096,862

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Strategic Allocation: Aggressive Fund

February 28, 2014

Strategic Allocation: Aggressive - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 79.5%
AEROSPACE AND DEFENSE — 2.8%
AAR Corp.	1,048	30,287
Aerovironment, Inc.(1)	515	16,089
Airbus Group NV	23,139	1,705,211
Alliant Techsystems, Inc.	5,672	764,529
American Science & Engineering, Inc.	1,521	100,006
B/E Aerospace, Inc.(1)	14,650	1,234,262
Boeing Co. (The)	40,213	5,184,260
General Dynamics Corp.	24,182	2,648,896
Honeywell International, Inc.	67,181	6,344,574
KEYW Holding Corp. (The)(1)	2,459	45,000
Lockheed Martin Corp.	3,337	541,595
Northrop Grumman Corp.	10,112	1,223,855
Precision Castparts Corp.	8,314	2,144,014
Raytheon Co.	23,893	2,339,364
Rockwell Collins, Inc.	3,430	283,112
Rolls-Royce Holdings plc	36,393	608,810
Textron, Inc.	23,400	928,980
United Technologies Corp.	33,045	3,866,926
Zodiac Aerospace	34,200	1,207,772
		31,217,542
AIR FREIGHT AND LOGISTICS†
United Parcel Service, Inc., Class B	5,227	500,590
AIRLINES — 0.6%
Alaska Air Group, Inc.	12,266	1,062,726
Copa Holdings SA Class A	2,657	359,917
Delta Air Lines, Inc.	38,305	1,272,109
International Consolidated Airlines Group SA(1)	133,420	976,339
JetBlue Airways Corp.(1)	3,096	27,338
Pegasus Hava Tasimaciligi AS(1)	39,686	508,139
Southwest Airlines Co.	95,426	2,141,360
Spirit Airlines, Inc.(1)	2,550	144,024
		6,491,952
AUTO COMPONENTS — 1.1%
American Axle & Manufacturing Holdings, Inc.(1)	10,585	204,608
Autoliv, Inc.	4,003	385,649
BorgWarner, Inc.	81,994	5,038,531
Bridgestone Corp.	29,900	1,077,364
Continental AG	9,917	2,413,956
Dana Holding Corp.	2,491	54,005
Goodyear Tire & Rubber Co. (The)	5,760	154,771
Johnson Controls, Inc.	15,198	750,781
Magna International, Inc.	1,320	117,638
Superior Industries International, Inc.	2,147	39,247
Tower International, Inc.(1)	2,480	63,686

Valeo SA	10,690	1,496,937
Xinyi Glass Holdings Ltd.	1,216,000	1,081,161
		12,878,334
AUTOMOBILES — 1.2%
Brilliance China Automotive Holdings Ltd.	552,000	840,745
Daimler AG	17,680	1,647,738
Ford Motor Co.	62,480	961,567
Fuji Heavy Industries Ltd.	35,500	960,317
Great Wall Motor Co. Ltd. H Shares	199,500	910,026
Harley-Davidson, Inc.	53,492	3,533,681
Honda Motor Co., Ltd.	45,400	1,626,941
Hyundai Motor Co.	2,030	465,902
Tata Motors Ltd.	141,858	954,303
Tata Motors Ltd. ADR	29,784	1,038,866
Tesla Motors, Inc.(1)	590	144,438
		13,084,524
BEVERAGES — 1.6%
Anheuser-Busch InBev NV	11,518	1,207,476
Boston Beer Co., Inc., Class A(1)	130	30,778
Brown-Forman Corp., Class B	28,430	2,382,434
Coca-Cola Co. (The)	3,997	152,685
Constellation Brands, Inc., Class A(1)	44,610	3,614,748
Dr Pepper Snapple Group, Inc.	6,064	315,995
Monster Beverage Corp.(1)	17,140	1,268,360
PepsiCo, Inc.	109,716	8,784,960
		17,757,436
BIOTECHNOLOGY — 1.7%
ACADIA Pharmaceuticals, Inc.(1)	1,670	47,261
Acorda Therapeutics, Inc.(1)	966	35,394
Aegerion Pharmaceuticals, Inc.(1)	589	32,254
Alexion Pharmaceuticals, Inc.(1)	10,290	1,819,272
Alnylam Pharmaceuticals, Inc.(1)	4,304	349,657
Amgen, Inc.	19,936	2,472,463
Arena Pharmaceuticals, Inc.(1)	4,442	28,917
Biogen Idec, Inc.(1)	6,723	2,290,392
BioMarin Pharmaceutical, Inc.(1)	14,280	1,156,680
Celldex Therapeutics, Inc.(1)	1,690	49,382
Cepheid, Inc.(1)	1,290	69,221
Clovis Oncology, Inc.(1)	410	32,644
CSL Ltd.	25,282	1,628,860
Dyax Corp.(1)	2,580	24,949
Exact Sciences Corp.(1)	1,768	23,780
Exelixis, Inc.(1)	4,925	34,770
Gilead Sciences, Inc.(1)	38,025	3,148,090
Halozyme Therapeutics, Inc.(1)	2,170	30,575
ImmunoGen, Inc.(1)	1,634	26,798
Incyte Corp. Ltd.(1)	24,229	1,556,956
Intercept Pharmaceuticals, Inc.(1)	140	57,470
InterMune, Inc.(1)	1,910	57,376
Ironwood Pharmaceuticals, Inc.(1)	2,401	34,839
Isis Pharmaceuticals, Inc.(1)	1,839	93,789

Keryx Biopharmaceuticals, Inc.(1)	2,069	33,207
MannKind Corp.(1)	4,130	25,565
Myriad Genetics, Inc.(1)	5,429	196,584
Neurocrine Biosciences, Inc.(1)	1,480	26,092
NPS Pharmaceuticals, Inc.(1)	1,580	55,268
Opko Health, Inc.(1)	3,649	34,738
PDL BioPharma, Inc.	3,600	30,852
Pharmacyclics, Inc.(1)	3,119	432,481
Puma Biotechnology, Inc.(1)	470	54,642
Regeneron Pharmaceuticals, Inc.(1)	7,932	2,637,390
Synageva BioPharma Corp.(1)	490	56,188
United Therapeutics Corp.(1)	8,746	887,019
		19,571,815
BUILDING PRODUCTS — 0.8%
Allegion plc(1)	25,400	1,380,490
American Woodmark Corp.(1)	1,080	34,679
Apogee Enterprises, Inc.	2,084	71,335
Cie de St-Gobain	11,700	702,504
Continental Building Products, Inc.(1)	1,748	34,173
Daikin Industries Ltd.	25,700	1,474,019
Fortune Brands Home & Security, Inc.	49,738	2,324,754
Insteel Industries, Inc.	514	10,229
Lennox International, Inc.	22,124	2,032,753
Masco Corp.	15,690	366,361
NCI Building Systems, Inc.(1)	1,642	28,013
Nortek, Inc.(1)	150	10,859
		8,470,169
CAPITAL MARKETS — 1.6%
Affiliated Managers Group, Inc.(1)	17,506	3,292,003
Ameriprise Financial, Inc.	7,470	814,155
Bank of New York Mellon Corp. (The)	16,030	512,960
BlackRock, Inc.	2,380	725,519
Blackstone Group LP	3,600	120,060
Charles Schwab Corp. (The)	5,151	136,553
Evercore Partners, Inc., Class A	1,860	103,490
Financial Engines, Inc.	3,107	175,577
Franklin Resources, Inc.	75,698	4,030,918
Goldman Sachs Group, Inc. (The)	6,890	1,146,840
HFF, Inc., Class A	2,350	74,965
KKR & Co. LP	30,642	739,698
Lazard Ltd. Class A	18,850	848,062
Manning & Napier, Inc.	2,351	34,536
Morgan Stanley	19,620	604,296
Northern Trust Corp.	25,056	1,549,714
PennantPark Investment Corp.	2,177	24,905
Solar Capital Ltd.	1,659	36,863
State Street Corp.	23,230	1,525,514
Stifel Financial Corp.(1)	618	29,720
UBS AG	58,598	1,257,242
Walter Investment Management Corp.(1)	430	10,987
		17,794,577

CHEMICALS — 2.3%
Akzo Nobel NV	20,456	1,694,408
BASF SE	10,010	1,152,598
Cabot Corp.	2,050	110,987
Chemtura Corp.(1)	3,860	95,535
Dow Chemical Co. (The)	76,259	3,714,576
E.I. du Pont de Nemours & Co.	4,750	316,445
Eastman Chemical Co.	4,650	406,550
Flotek Industries, Inc.(1)	2,993	76,172
FMC Corp.	32,150	2,481,337
Givaudan SA	360	564,866
Hawkins, Inc.	1,078	38,409
Innophos Holdings, Inc.	1,921	105,501
Johnson Matthey plc	22,174	1,211,229
Koninklijke DSM NV	9,097	581,308
Kronos Worldwide, Inc.	1,433	21,896
LyondellBasell Industries NV, Class A	40,084	3,530,599
Minerals Technologies, Inc.	401	21,454
Monsanto Co.	27,122	2,983,962
Olin Corp.	7,817	204,727
PolyOne Corp.	1,620	60,750
PPG Industries, Inc.	8,600	1,701,252
Scotts Miracle-Gro Co. (The), Class A	6,905	394,345
Sensient Technologies Corp.	515	27,001
Sherwin-Williams Co. (The)	9,079	1,820,158
Sigma-Aldrich Corp.	7,822	738,475
Sika AG	216	796,707
Tronox Ltd. Class A	4,907	116,247
Westlake Chemical Corp.	7,161	954,776
		25,922,270
COMMERCIAL BANKS — 3.8%
Alior Bank SA(1)	18,000	580,183
Alpha Bank AE(1)	288,660	292,055
American National Bankshares, Inc.	1,630	36,610
Banco Popular Espanol SA	198,513	1,431,416
Bank of Ireland(1)	2,020,513	1,084,888
Bank of the Ozarks, Inc.	615	39,003
Bankia SA(1)	350,230	735,286
BankUnited, Inc.	4,939	165,358
BNP Paribas SA	31,241	2,564,032
BOK Financial Corp.	2,395	155,028
Boston Private Financial Holdings, Inc.	1,811	23,616
Capitec Bank Holdings Ltd.	18,640	318,074
Cathay General Bancorp.	4,620	117,394
Central Pacific Financial Corp.	1,830	36,106
Comerica, Inc.	6,671	321,409
Commerce Bancshares, Inc.	14,932	666,863
Commonwealth Bank of Australia	18,693	1,245,380
Credicorp Ltd.	5,414	703,279
Cullen/Frost Bankers, Inc.	5,789	432,091
East West Bancorp., Inc.	30,000	1,070,700

Erste Group Bank AG	22,793	808,867
F.N.B. Corp.	6,186	75,407
First Horizon National Corp.	5,298	63,417
First Interstate Bancsystem, Inc.	2,087	54,053
First NBC Bank Holding Co.(1)	1,465	48,887
First Niagara Financial Group, Inc.	4,873	44,198
FirstMerit Corp.	2,166	44,966
Flushing Financial Corp.	1,441	29,858
Fulton Financial Corp.	2,559	31,501
Grupo Financiero Banorte SAB de CV	123,390	798,826
HDFC Bank Ltd.	49,077	530,203
Heritage Financial Corp.	1,838	32,588
Home Bancshares, Inc.	3,659	122,796
HSBC Holdings plc	125,790	1,326,411
Industrial & Commercial Bank of China Ltd. H Shares	1,387,770	831,530
Itau Unibanco Holding SA ADR	157,892	2,103,122
Itau Unibanco Holding SA Preference Shares	57,300	763,185
Kasikornbank PCL NVDR	73,900	386,205
KeyCorp	33,007	434,702
Lakeland Financial Corp.	1,046	39,748
Lloyds Banking Group plc(1)	1,299,306	1,795,650
M&T Bank Corp.	5,580	650,572
MB Financial, Inc.	1,339	40,880
Mitsubishi UFJ Financial Group, Inc.	116,000	669,077
National Bankshares, Inc.	1,169	42,084
OFG Bancorp	4,931	78,896
Pacific Continental Corp.	2,080	30,014
Park Sterling Corp.	6,356	41,695
Pinnacle Financial Partners, Inc.	2,101	75,804
PNC Financial Services Group, Inc. (The)	23,341	1,908,827
Popular, Inc.(1)	2,226	63,641
PrivateBancorp, Inc.	1,788	51,602
Prosperity Bancshares, Inc.	532	33,681
PT Bank Mandiri (Persero) Tbk	560,000	438,970
PT Bank Rakyat Indonesia (Persero) Tbk	944,600	754,687
Renasant Corp.	1,190	34,581
Royal Bank of Scotland Group plc(1)	56,850	312,155
Sberbank of Russia(1)	422,920	1,070,044
Signature Bank(1)	6,673	873,696
Skandinaviska Enskilda Banken AB A Shares	62,860	883,833
SunTrust Banks, Inc.	70,213	2,645,626
SVB Financial Group(1)	17,290	2,176,984
TCF Financial Corp.	1,723	27,775
Texas Capital Bancshares, Inc.(1)	3,372	212,267
U.S. Bancorp	35,240	1,449,774
UniCredit SpA	155,630	1,238,415
Valley National Bancorp	8,267	83,331
ViewPoint Financial Group, Inc.	2,776	69,400
Washington Banking Co.	1,892	34,851
Wells Fargo & Co.	75,945	3,525,367
Westamerica Bancorp.	7,772	390,776

		42,294,196
COMMERCIAL SERVICES AND SUPPLIES — 0.8%
ADT Corp. (The)	51,237	1,573,488
Deluxe Corp.	3,975	200,658
G&K Services, Inc., Class A	838	52,484
KAR Auction Services, Inc.	26,280	818,885
Multi-Color Corp.	4,325	146,488
Republic Services, Inc.	51,360	1,751,890
Stericycle, Inc.(1)	11,795	1,344,630
Tyco International Ltd.	64,525	2,721,664
Waste Management, Inc.	6,015	249,622
		8,859,809
COMMUNICATIONS EQUIPMENT — 1.3%
Ciena Corp.(1)	34,371	844,496
Cisco Systems, Inc.	171,275	3,733,795
CommScope Holding Co., Inc.(1)	1,458	35,269
F5 Networks, Inc.(1)	2,780	312,305
Harris Corp.	2,370	174,953
Palo Alto Networks, Inc.(1)	11,390	810,399
Polycom, Inc.(1)	4,390	58,650
QUALCOMM, Inc.	103,604	7,800,345
Riverbed Technology, Inc.(1)	3,398	75,708
Telefonaktiebolaget LM Ericsson B Shares	81,731	1,059,298
Ubiquiti Networks, Inc.(1)	3,620	178,864
		15,084,082
COMPUTERS AND PERIPHERALS — 2.0%
Apple, Inc.	21,382	11,252,064
EMC Corp.	69,580	1,834,825
Hewlett-Packard Co.	91,627	2,737,815
NetApp, Inc.	42,062	1,699,725
SanDisk Corp.	35,281	2,621,378
Seagate Technology plc	31,732	1,656,093
Silicon Graphics International Corp.(1)	5,397	66,437
Western Digital Corp.	12,969	1,128,173
		22,996,510
CONSTRUCTION AND ENGINEERING — 0.5%
EMCOR Group, Inc.	400	18,712
Granite Construction, Inc.	1,633	60,029
Great Lakes Dredge & Dock Corp.(1)	3,496	28,877
Hyundai Development Co-Engineering & Construction	7,560	207,148
Koninklijke Boskalis Westminster NV	14,280	714,808
MasTec, Inc.(1)	49,252	2,016,377
Northwest Pipe Co.(1)	1,276	45,234
Promotora y Operadora de Infraestructura SAB de CV(1)	46,290	598,664
Quanta Services, Inc.(1)	53,750	1,892,537
URS Corp.	1,186	55,149
Vinci SA	6,320	472,203
		6,109,738
CONSTRUCTION MATERIALS — 0.4%
Anhui Conch Cement Co. Ltd. H Shares	54,500	198,742

Caesarstone Sdot-Yam Ltd.	1,730	102,278
Cemex Latam Holdings SA(1)	93,390	744,016
Cemex SAB de CV ADR(1)	185,471	2,425,961
Headwaters, Inc.(1)	8,697	115,931
James Hardie Industries SE	30,750	397,876
PT Semen Gresik (Persero) Tbk	319,100	412,310
Siam Cement PCL NVDR	52,300	689,318
		5,086,432
CONSUMER FINANCE — 0.7%
American Express Co.	36,332	3,316,385
Capital One Financial Corp.	10,530	773,218
Cash America International, Inc.	27,309	1,092,906
Discover Financial Services	25,932	1,487,978
Portfolio Recovery Associates, Inc.(1)	12,453	675,326
Santander Consumer USA Holdings, Inc.(1)	30,975	784,597
		8,130,410
CONTAINERS AND PACKAGING — 0.2%
Bemis Co., Inc.	7,932	311,569
Berry Plastics Group, Inc.(1)	6,340	154,252
Graphic Packaging Holding Co.(1)	17,988	184,197
Packaging Corp. of America	20,801	1,516,185
Silgan Holdings, Inc.	1,625	78,341
Sonoco Products Co.	11,781	494,567
		2,739,111
DISTRIBUTORS — 0.1%
LKQ Corp.(1)	39,420	1,099,424
Pool Corp.	1,873	109,495
		1,208,919
DIVERSIFIED CONSUMER SERVICES — 0.1%
Anhanguera Educacional Participacoes SA	103,200	577,894
Graham Holdings Co., Class B	98	70,433
Grand Canyon Education, Inc.(1)	851	40,337
LifeLock, Inc.(1)	4,642	92,422
Sotheby's	600	28,206
Steiner Leisure, Ltd.(1)	1,674	74,024
		883,316
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp.	102,664	1,697,036
Berkshire Hathaway, Inc., Class B(1)	20,509	2,374,532
Chailease Holding Co. Ltd.	293,324	725,103
Citigroup, Inc.	93,743	4,558,722
Compass Diversified Holdings	1,871	35,063
Hankook Tire Co. Ltd.(1)	6,890	401,460
ING Groep NV CVA(1)	121,100	1,766,822
JPMorgan Chase & Co.	68,843	3,911,659
MarketAxess Holdings, Inc.	1,455	85,903
Moody's Corp.	17,751	1,402,329
MSCI, Inc., Class A(1)	20,517	896,798
ORIX Corp.	101,600	1,497,494
PHH Corp.(1)	1,848	48,103
		19,401,024

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
AT&T, Inc.	112,300	3,585,739
BT Group plc	225,630	1,548,343
CenturyLink, Inc.	32,960	1,030,330
Thaicom PCL	403,000	506,452
tw telecom, inc., Class A(1)	45,250	1,385,103
Verizon Communications, Inc.	40,875	1,944,832
		10,000,799
ELECTRIC UTILITIES — 0.7%
American Electric Power Co., Inc.	11,670	585,834
Edison International	29,928	1,567,329
El Paso Electric Co.	2,213	78,008
Empire District Electric Co. (The)	8,344	198,087
Great Plains Energy, Inc.	28,477	748,091
IDACORP, Inc.	203	11,407
Northeast Utilities	7,224	321,107
Pinnacle West Capital Corp.	9,340	519,771
PNM Resources, Inc.	201	5,256
Portland General Electric Co.	10,415	331,197
PPL Corp.	18,810	607,375
Southern Co. (The)	7,080	299,838
Westar Energy, Inc.	40,355	1,380,948
Xcel Energy, Inc.	41,859	1,267,909
		7,922,157
ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc.	17,070	2,407,723
Brady Corp., Class A	8,339	223,068
Eaton Corp. plc	11,560	863,648
Emerson Electric Co.	26,595	1,735,590
EnerSys	1,480	105,139
Nidec Corp.	16,800	2,061,826
Regal-Beloit Corp.	3,029	223,207
Rockwell Automation, Inc.	30,960	3,803,126
Schneider Electric SA	15,577	1,392,186
		12,815,513
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Belden, Inc.	1,286	92,759
CDW Corp.	2,859	74,820
Cognex Corp.(1)	1,399	52,686
FEI Co.	1,360	139,604
FLIR Systems, Inc.	1,806	61,657
Hon Hai Precision Industry Co. Ltd.	298,000	825,426
Ingram Micro, Inc. Class A(1)	1,487	43,792
Keyence Corp.	2,700	1,158,583
Littelfuse, Inc.	1,521	143,537
Measurement Specialties, Inc.(1)	319	19,459
Murata Manufacturing Co. Ltd.	12,300	1,171,262
Omron Corp.	19,400	814,926
TE Connectivity Ltd.	26,286	1,539,834
Trimble Navigation Ltd.(1)	24,243	924,870
TTM Technologies, Inc.(1)	5,447	45,755

Vishay Intertechnology, Inc.	3,582	50,650
		7,159,620
ENERGY EQUIPMENT AND SERVICES — 1.6%
Baker Hughes, Inc.	27,246	1,724,127
Bristow Group, Inc.	613	47,569
Cal Dive International, Inc.(1)	5,788	10,245
Cameron International Corp.(1)	4,772	305,694
China Oilfield Services Ltd. H Shares	490,000	1,329,094
Core Laboratories NV	3,936	740,165
Dril-Quip, Inc.(1)	10,993	1,182,407
Frank's International NV	27,770	656,483
Geospace Technologies Corp.(1)	550	42,223
Gulfmark Offshore, Inc. Class A	1,040	49,337
Halliburton Co.	13,430	765,510
Helix Energy Solutions Group, Inc.(1)	1,067	25,224
Hornbeck Offshore Services, Inc.(1)	746	31,899
Matrix Service Co.(1)	2,092	67,718
McDermott International, Inc.(1)	4,475	37,277
Nabors Industries Ltd.	72,972	1,679,815
National Oilwell Varco, Inc.	11,620	895,205
Natural Gas Services Group, Inc.(1)	1,200	39,000
Oceaneering International, Inc.	17,166	1,228,742
RPC, Inc.	18,985	349,514
Sapurakencana Petroleum Bhd(1)	564,500	763,234
Schlumberger Ltd.	59,778	5,559,354
Tetra Technologies, Inc.(1)	3,385	40,620
		17,570,456
FOOD AND STAPLES RETAILING — 1.2%
BIM Birlesik Magazalar AS	36,821	683,027
Carrefour SA	40,293	1,486,071
Casey's General Stores, Inc.	700	47,943
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	21,930	932,683
Costco Wholesale Corp.	19,510	2,278,768
CVS Caremark Corp.	15,970	1,168,046
Kroger Co. (The)	21,716	910,769
Magnit OJSC GDR	27,700	1,551,200
Rite Aid Corp.(1)	23,426	154,377
Seven & I Holdings Co. Ltd.	19,500	730,603
Sprouts Farmers Market, Inc.(1)	29,890	1,166,308
Sysco Corp.	23,467	845,282
United Natural Foods, Inc.(1)	13,341	965,622
Village Super Market, Inc., Class A	1,293	35,441
Wal-Mart Stores, Inc.	4,950	369,765
Walgreen Co.	6,521	443,102
Weis Markets, Inc.	807	40,705
		13,809,712
FOOD PRODUCTS — 2.2%
Archer-Daniels-Midland Co.	39,963	1,622,498
Associated British Foods plc	41,251	2,070,926
BRF SA ADR	19,720	360,087
Campbell Soup Co.	4,340	187,965

ConAgra Foods, Inc.	10,709	304,136
Danone SA	2,830	199,922
General Mills, Inc.	92,779	4,641,733
Gruma SAB de CV B Shares(1)	102,460	805,958
Hain Celestial Group, Inc. (The)(1)	16,457	1,469,610
Hershey Co. (The)	9,705	1,026,983
Hillshire Brands Co.	17,627	661,894
J&J Snack Foods Corp.	834	77,462
Kellogg Co.	24,393	1,480,411
Kraft Foods Group, Inc.	6,210	343,227
Mead Johnson Nutrition Co.	32,678	2,664,891
Mondelez International, Inc. Class A	18,891	642,861
Nestle SA	37,410	2,832,866
Orion Corp.(1)	670	560,478
Pilgrim's Pride Corp.(1)	9,435	165,396
Snyders-Lance, Inc.	602	16,308
Tata Global Beverages Ltd.	175,100	394,667
TreeHouse Foods, Inc.(1)	1,573	112,092
Tyson Foods, Inc., Class A	34,137	1,346,705
Unilever plc	13,667	558,649
Universal Robina Corp.	250,260	784,953
		25,332,678
GAS UTILITIES — 0.3%
AGL Resources, Inc.	4,873	229,226
Atmos Energy Corp.	1,708	78,739
ENN Energy Holdings Ltd.	204,000	1,443,145
Infraestructura Energetica Nova SAB de CV	99,860	437,522
Laclede Group, Inc. (The)	10,706	490,870
South Jersey Industries, Inc.	1,030	58,896
Southwest Gas Corp.	3,166	171,027
WGL Holdings, Inc.	7,996	321,359
		3,230,784
HEALTH CARE EQUIPMENT AND SUPPLIES — 2.0%
Abaxis, Inc.(1)	510	19,355
Abbott Laboratories	31,040	1,234,771
Align Technology, Inc.(1)	1,735	90,793
Arthrocare Corp.(1)	625	30,156
Becton Dickinson and Co.	6,282	723,812
Boston Scientific Corp.(1)	26,176	342,906
C.R. Bard, Inc.	19,814	2,856,386
CareFusion Corp.(1)	13,993	567,136
Cie Generale d'Optique Essilor International SA	4,928	514,648
Coloplast A/S B Shares	5,430	457,379
Cooper Cos., Inc. (The)	8,179	1,048,630
Cyberonics, Inc.(1)	610	41,767
DENTSPLY International, Inc.	18,586	843,433
DexCom, Inc.(1)	1,518	68,462
Endologix, Inc.(1)	1,716	23,166
Ginko International Co. Ltd.	18,000	351,561
Globus Medical, Inc.(1)	1,330	31,468
GN Store Nord A/S	33,610	831,158

HeartWare International, Inc.(1)	346	33,226
Hill-Rom Holdings, Inc.	4,439	167,927
ICU Medical, Inc.(1)	298	17,242
IDEXX Laboratories, Inc.(1)	7,712	970,941
Insulet Corp.(1)	1,335	63,292
Integra LifeSciences Holdings Corp.(1)	462	21,732
Masimo Corp.(1)	1,160	29,638
Medtronic, Inc.	66,214	3,923,842
Meridian Bioscience, Inc.	1,030	21,486
Neogen Corp.(1)	775	33,573
Orthofix International NV(1)	1,872	41,596
Smith & Nephew plc	45,800	729,748
St. Jude Medical, Inc.	21,120	1,421,798
STERIS Corp.	7,487	345,525
Stryker Corp.	24,803	1,990,193
Teleflex, Inc.	21,410	2,183,606
Thoratec Corp.(1)	1,310	48,653
Utah Medical Products, Inc.	819	45,037
West Pharmaceutical Services, Inc.	1,350	61,533
Zimmer Holdings, Inc.	4,594	431,101
		22,658,676
HEALTH CARE PROVIDERS AND SERVICES — 0.9%
Acadia Healthcare Co., Inc.(1)	753	37,228
Aetna, Inc.	9,160	666,024
Air Methods Corp.(1)	1,344	72,603
AmerisourceBergen Corp.	21,540	1,461,489
AMN Healthcare Services, Inc.(1)	2,603	36,260
Cardinal Health, Inc.	19,411	1,388,469
Catamaran Corp.(1)	30,515	1,375,616
Centene Corp.(1)	1,049	66,800
Chemed Corp.	411	34,771
Cigna Corp.	2,608	207,571
Emeritus Corp.(1)	1,052	33,170
Ensign Group, Inc. (The)	550	21,780
Express Scripts Holding Co.(1)	21,368	1,609,224
HealthSouth Corp.	2,099	68,595
IPC The Hospitalist Co., Inc.(1)	485	24,895
LifePoint Hospitals, Inc.(1)	11,414	619,209
Molina Healthcare, Inc.(1)	710	26,753
MWI Veterinary Supply, Inc.(1)	274	44,640
National Healthcare Corp.	445	22,917
Patterson Cos., Inc.	8,235	338,953
PharMerica Corp.(1)	758	18,268
Quest Diagnostics, Inc.	15,722	833,266
Team Health Holdings, Inc.(1)	1,378	62,037
WellCare Health Plans, Inc.(1)	408	25,223
WellPoint, Inc.	6,790	615,106
		9,710,867
HEALTH CARE TECHNOLOGY — 0.2%
athenahealth, Inc.(1)	655	126,985
Cerner Corp.(1)	17,200	1,055,564

HMS Holdings Corp.(1)	1,795	36,726
MedAssets, Inc.(1)	2,863	69,542
Medidata Solutions, Inc.(1)	14,379	921,694
Quality Systems, Inc.	1,048	18,298
Veeva Systems, Inc. Class A(1)	1,461	51,573
		2,280,382
HOTELS, RESTAURANTS AND LEISURE — 2.0%
Accor SA	30,860	1,577,119
Alsea SAB de CV	135,884	421,155
Bally Technologies, Inc.(1)	12,957	877,837
Buffalo Wild Wings, Inc.(1)	400	58,000
Carnival Corp.	18,554	735,852
Carnival plc	8,340	343,977
Cedar Fair LP	1,252	66,606
Chipotle Mexican Grill, Inc.(1)	6,241	3,527,476
ClubCorp Holdings, Inc.	2,006	34,945
Compass Group plc	61,547	973,436
Cracker Barrel Old Country Store, Inc.	3,745	372,440
Del Frisco's Restaurant Group, Inc.(1)	924	24,061
Dunkin' Brands Group, Inc.	12,060	623,140
Hilton Worldwide Holdings, Inc.(1)	9,340	208,842
Hotel Shilla Co. Ltd.	11,010	859,141
International Game Technology	62,400	941,616
Las Vegas Sands Corp.	31,555	2,690,064
Marriott International, Inc. Class A	34,367	1,863,722
Minor International PCL	522,800	392,601
Noodles & Co.(1)	22,714	904,244
Orient-Express Hotels Ltd. Class A(1)	2,278	35,081
Oriental Land Co. Ltd.	2,000	300,088
Papa John's International, Inc.	4,444	226,200
Ruth's Hospitality Group, Inc.	4,760	58,834
Sands China Ltd.	160,000	1,338,049
Scientific Games Corp. Class A(1)	3,602	48,267
Six Flags Entertainment Corp.	2,646	107,957
Town Sports International Holdings, Inc.	2,460	22,337
Whitbread plc	29,301	2,201,592
Wyndham Worldwide Corp.	16,622	1,211,411
		23,046,090
HOUSEHOLD DURABLES — 0.8%
Cavco Industries, Inc.(1)	995	78,058
Coway Co. Ltd.	11,740	751,140
Haier Electronics Group Co. Ltd.	646,000	1,910,393
Helen of Troy Ltd.(1)	399	26,059
Libbey, Inc.(1)	2,060	47,977
M.D.C. Holdings, Inc.	1,135	35,401
Merry Electronics Co. Ltd.	77,000	427,777
Mohawk Industries, Inc.(1)	16,102	2,278,916
Newell Rubbermaid, Inc.	21,817	700,544
Panasonic Corp.	45,900	575,498
Ryland Group, Inc. (The)	700	32,613
Sony Corp.	39,100	683,875

Standard Pacific Corp.(1)	11,641	106,049
Whirlpool Corp.	8,748	1,265,223
		8,919,523
HOUSEHOLD PRODUCTS — 1.2%
Central Garden and Pet Co.(1)	4,517	33,245
Church & Dwight Co., Inc.	33,594	2,283,720
Energizer Holdings, Inc.	11,875	1,155,912
Henkel AG & Co. KGaA Preference Shares	9,981	1,113,852
Kimberly-Clark Corp.	15,392	1,698,507
Procter & Gamble Co. (The)	34,341	2,701,263
Reckitt Benckiser Group plc	21,840	1,797,158
Spectrum Brands Holdings, Inc.	650	50,707
Svenska Cellulosa AB B Shares	53,278	1,617,872
Unicharm Corp.	12,000	680,358
		13,132,594
INDUSTRIAL CONGLOMERATES — 0.9%
Alfa SAB de CV, Series A	151,623	365,544
Danaher Corp.	49,533	3,788,779
General Electric Co.	137,410	3,499,833
Koninklijke Philips Electronics NV	12,774	447,146
Siemens AG	8,130	1,085,825
SM Investments Corp.	34,405	534,941
		9,722,068
INSURANCE — 2.3%
ACE Ltd.	5,764	564,123
Aflac, Inc.	20,762	1,330,429
AIA Group Ltd.	183,900	899,293
Allied World Assurance Co. Holdings Ltd.	610	60,829
Allstate Corp. (The)	22,933	1,244,345
American Equity Investment Life Holding Co.	963	21,051
American International Group, Inc.	55,624	2,768,406
AMERISAFE, Inc.	1,457	63,438
Amtrust Financial Services, Inc.	21,691	819,920
Argo Group International Holdings Ltd.	856	37,784
Arthur J Gallagher & Co.	6,590	304,458
Aspen Insurance Holdings Ltd.	22,042	827,898
AXA SA	41,020	1,072,381
Baldwin & Lyons, Inc., Class B	2,217	56,999
Chubb Corp. (The)	9,291	812,777
CNO Financial Group, Inc.	3,215	58,706
Discovery Holdings Ltd.	60,275	444,663
Endurance Specialty Holdings Ltd.	829	43,224
Everest Re Group Ltd.	2,831	422,498
First American Financial Corp.	15,090	406,525
Hanover Insurance Group, Inc. (The)	462	27,184
HCC Insurance Holdings, Inc.	12,405	544,579
Infinity Property & Casualty Corp.	466	34,368
Marsh & McLennan Cos., Inc.	4,955	238,633
MetLife, Inc.	25,160	1,274,857
Old Republic International Corp.	50,745	789,592
Ping An Insurance Group Co. H Shares	149,500	1,214,601

Platinum Underwriters Holdings Ltd.	382	22,393
Powszechny Zaklad Ubezpieczen SA	6,225	910,706
Principal Financial Group, Inc.	7,470	338,765
Prudential Financial, Inc.	9,260	783,211
Reinsurance Group of America, Inc.	7,460	574,345
RenaissanceRe Holdings Ltd.	13,271	1,267,513
Sampo A Shares	22,236	1,126,716
St. James's Place plc	85,910	1,258,781
Symetra Financial Corp.	13,006	256,218
Torchmark Corp.	3,148	244,001
Travelers Cos., Inc. (The)	24,844	2,082,921
United Fire Group, Inc.	1,005	29,125
Unum Group	9,034	314,203
Validus Holdings Ltd.	664	24,442
		25,616,901
INTERNET AND CATALOG RETAIL — 0.9%
HSN, Inc.	1,303	74,727
Netflix, Inc.(1)	2,560	1,140,813
Orbitz Worldwide, Inc.(1)	3,571	34,496
priceline.com, Inc.(1)	3,645	4,916,522
Rakuten, Inc.	95,196	1,364,753
Shutterfly, Inc.(1)	873	47,631
TripAdvisor, Inc.(1)	21,490	2,154,158
Vipshop Holdings Ltd. ADR(1)	1,220	160,210
		9,893,310
INTERNET SOFTWARE AND SERVICES — 2.9%
Baidu, Inc. ADR(1)	4,150	709,360
Care.com, Inc.(1)	6,955	128,737
comScore, Inc.(1)	3,020	95,492
CoStar Group, Inc.(1)	9,877	1,985,672
Dealertrack Technologies, Inc.(1)	1,789	96,731
eBay, Inc.(1)	3,517	206,694
Facebook, Inc., Class A(1)	49,550	3,392,193
Global Eagle Entertainment, Inc.(1)	7,210	126,752
Google, Inc., Class A(1)	11,696	14,218,242
LinkedIn Corp., Class A(1)	14,850	3,029,994
Mail.ru Group Ltd. GDR	16,281	690,314
NAVER Corp.	1,110	849,527
Shutterstock, Inc.(1)	1,262	125,418
Tencent Holdings Ltd.	64,800	5,197,827
Textura Corp.(1)	2,260	60,817
Web.com Group, Inc.(1)	4,067	148,242
Xoom Corp.(1)	10,076	282,430
Yandex NV A Shares(1)	31,457	1,179,638
Yelp, Inc.(1)	490	46,266
		32,570,346
IT SERVICES — 1.7%
Alliance Data Systems Corp.(1)	12,480	3,558,173
Amadeus IT Holding SA A Shares	16,650	732,321
Amdocs Ltd.	4,406	195,979
Cielo SA	25,700	696,002

EVERTEC, Inc.	3,432	83,260
FleetCor Technologies, Inc.(1)	1,220	158,514
HCL Technologies Ltd.	53,450	1,358,715
iGATE Corp.(1)	2,280	77,178
International Business Machines Corp.	13,169	2,438,504
MasterCard, Inc., Class A	33,314	2,589,164
MAXIMUS, Inc.	2,712	129,606
MoneyGram International, Inc.(1)	2,687	51,134
SYKES Enterprises, Inc.(1)	1,945	38,278
Tata Consultancy Services Ltd.	31,570	1,159,171
VeriFone Systems, Inc.(1)	1,707	49,418
Virtusa Corp.(1)	2,659	96,708
Visa, Inc., Class A	22,248	5,026,713
Wirecard AG	9,634	451,993
		18,890,831
LEISURE EQUIPMENT AND PRODUCTS — 0.3%
Brunswick Corp.	3,497	156,631
Hasbro, Inc.	24,586	1,356,164
Malibu Boats, Inc.(1)	661	12,182
Mattel, Inc.	9,287	346,498
Merida Industry Co. Ltd.	90,000	606,180
Polaris Industries, Inc.	8,410	1,127,192
		3,604,847
LIFE SCIENCES TOOLS AND SERVICES — 0.3%
Agilent Technologies, Inc.	3,357	191,114
Bio-Rad Laboratories, Inc. Class A(1)	2,017	261,645
Covance, Inc.(1)	18,119	1,876,404
Furiex Pharmaceuticals, Inc.(1)	190	17,581
Luminex Corp.(1)	1,089	20,125
PAREXEL International Corp.(1)	1,691	90,587
Waters Corp.(1)	12,909	1,438,062
		3,895,518
MACHINERY — 1.9%
Albany International Corp., Class A	943	34,023
Altra Industrial Motion Corp.	1,548	54,799
Barnes Group, Inc.	453	17,418
Briggs & Stratton Corp.	2,838	64,650
Caterpillar, Inc.	10,775	1,044,852
CIMC Enric Holdings Ltd.	340,000	523,107
Dover Corp.	14,624	1,379,043
Dynamic Materials Corp.	2,585	53,665
EnPro Industries, Inc.(1)	323	23,137
FANUC Corp.	7,900	1,370,487
Flowserve Corp.	25,890	2,102,527
Global Brass & Copper Holdings, Inc.	4,771	80,773
Graham Corp.	1,180	41,029
Hardinge, Inc.	2,161	31,875
Hiwin Technologies Corp.	69,000	693,213
Ingersoll-Rand plc	6,510	398,021
ITT Corp.	2,301	101,014
Kadant, Inc.	1,045	41,957

Kennametal, Inc.	1,238	54,150
Komatsu Ltd.	43,000	900,393
Middleby Corp.(1)	8,561	2,538,850
Mueller Water Products, Inc. Class A	11,709	112,992
PACCAR, Inc.	11,330	745,967
Parker-Hannifin Corp.	19,264	2,322,275
Pentair Ltd.	19,230	1,553,976
RBC Bearings, Inc.(1)	1,040	66,820
Rexnord Corp.(1)	955	28,641
SKF AB B Shares	29,735	796,285
Snap-On, Inc.	8,740	980,366
Stanley Black & Decker, Inc.	3,760	312,230
WABCO Holdings, Inc.(1)	27,958	2,864,297
Wabtec Corp.	944	74,925
		21,407,757
MEDIA — 2.4%
AMC Entertainment Holdings, Inc. Class A(1)	1,495	34,221
AMC Networks, Inc.(1)	12,860	977,617
CBS Corp., Class B	34,117	2,288,568
Charter Communications, Inc., Class A(1)	451	57,173
Comcast Corp., Class A	114,753	5,931,583
Cumulus Media, Inc. Class A(1)	11,260	73,866
Discovery Communications, Inc. Class A(1)	25,039	2,086,249
E.W. Scripps Co. (The), Class A(1)	1,138	22,328
Entercom Communications Corp., Class A(1)	8,168	80,782
Entravision Communications Corp., Class A	27,433	181,881
Harte-Hanks, Inc.	2,225	17,778
ITV plc	272,550	921,469
John Wiley & Sons, Inc., Class A	1,159	67,257
Journal Communications, Inc., Class A(1)	4,233	38,817
LIN Media LLC(1)	2,817	64,228
Lions Gate Entertainment Corp.	23,774	731,050
Media General, Inc. Class A(1)	378	7,171
Naspers Ltd. N Shares	17,963	2,166,553
Nexstar Broadcasting Group, Inc. Class A	980	41,826
Publicis Groupe SA	12,527	1,189,622
Regal Entertainment Group, Class A	5,260	96,784
Schibsted ASA	6,590	434,246
Scripps Networks Interactive, Inc. Class A	16,540	1,343,710
Sinclair Broadcast Group, Inc., Class A	1,830	54,205
Sky Deutschland AG(1)	122,558	1,283,976
Time Warner Cable, Inc.	2,590	363,506
Time Warner, Inc.	30,357	2,037,865
Tribune Co.(1)	11,600	919,300
Viacom, Inc., Class B	27,047	2,372,833
Walt Disney Co. (The)	9,910	800,827
		26,687,291
METALS AND MINING — 0.5%
Allegheny Technologies, Inc.	1,719	54,630
AM Castle & Co.(1)	3,073	44,927
BHP Billiton Ltd.	37,892	1,297,739

Century Aluminum Co.(1)	1,384	16,387
Compass Minerals International, Inc.	969	82,704
Freeport-McMoRan Copper & Gold, Inc.	24,100	786,142
Grupo Mexico SAB de CV	203,100	621,825
Haynes International, Inc.	1,362	67,460
Horsehead Holding Corp.(1)	10,515	186,852
MMC Norilsk Nickel OJSC ADR	13,230	221,470
Newmont Mining Corp.	9,490	220,737
Nucor Corp.	7,898	396,795
Rio Tinto plc	37,691	2,166,440
		6,164,108
MULTI-UTILITIES — 0.2%
Ameren Corp.	8,450	341,464
Avista Corp.	2,419	71,602
Black Hills Corp.	394	22,344
Consolidated Edison, Inc.	9,630	539,761
NorthWestern Corp.	6,707	308,120
PG&E Corp.	10,492	462,278
		1,745,569
MULTILINE RETAIL — 0.8%
Dillard's, Inc., Class A	10,465	968,850
Macy's, Inc.	13,510	781,688
Next plc	6,900	778,189
Nordstrom, Inc.	3,590	220,713
PT Matahari Department Store Tbk(1)	463,600	559,083
SACI Falabella	45,225	372,176
Target Corp.	78,135	4,886,563
		8,567,262
OIL, GAS AND CONSUMABLE FUELS — 3.4%
Alliance Resource Partners LP	204	17,577
Alpha Natural Resources, Inc.(1)	3,180	17,077
Antero Resources Corp.(1)	13,749	829,615
Apache Corp.	16,986	1,346,820
Ardmore Shipping Corp.	3,480	45,170
Athlon Energy, Inc.(1)	3,250	120,770
BG Group plc	56,696	1,033,426
Cabot Oil & Gas Corp.	29,056	1,016,960
Chesapeake Energy Corp.	43,626	1,130,350
Chevron Corp.	36,220	4,177,253
CNOOC Ltd.	351,000	575,310
Concho Resources, Inc.(1)	19,240	2,330,541
Delek US Holdings, Inc.	704	19,543
Devon Energy Corp.	8,994	579,393
Energy XXI Bermuda Ltd.	2,683	62,138
EOG Resources, Inc.	9,812	1,858,589
Exxon Mobil Corp.	66,239	6,376,829
Gran Tierra Energy, Inc.(1)	59,261	420,160
Gulfport Energy Corp.(1)	2,216	146,478
Hugoton Royalty Trust	2,669	21,832
Imperial Oil Ltd.	33,545	1,509,267
Jones Energy, Inc.(1)	2,281	35,629

Kodiak Oil & Gas Corp.(1)	4,642	54,822
Marathon Petroleum Corp.	25,686	2,157,624
Murphy Oil Corp.	7,266	431,382
Noble Energy, Inc.	22,389	1,539,468
Nordic American Tanker Shipping Ltd.	1,148	12,134
NovaTek OAO GDR	8,512	1,077,619
Oasis Petroleum, Inc.(1)	33,210	1,446,960
Occidental Petroleum Corp.	27,410	2,645,613
Pacific Coast Oil Trust	2,669	36,592
Pacific Rubiales Energy Corp.	35,340	486,711
PBF Energy, Inc., Class A	961	24,217
Phillips 66	6,116	457,844
Rosetta Resources, Inc.(1)	1,230	54,575
Scorpio Tankers, Inc.	4,519	44,241
Southwestern Energy Co.(1)	11,649	481,570
Statoil ASA	15,970	421,468
Total SA	18,900	1,226,903
Total SA ADR	14,540	943,646
Ultrapar Participacoes SA	37,800	840,716
Vaalco Energy, Inc.(1)	3,222	21,459
Western Refining, Inc.	9,660	352,107
Williams Partners LP	8,526	422,975
		38,851,373
PAPER AND FOREST PRODUCTS — 0.1%
Boise Cascade Co.(1)	1,142	33,792
Clearwater Paper Corp.(1)	729	46,547
International Paper Co.	12,060	589,613
KapStone Paper and Packaging Corp.(1)	4,476	142,292
Wausau Paper Corp.	2,977	39,445
		851,689
PERSONAL PRODUCTS — 0.4%
Avon Products, Inc.	24,367	376,957
Cosmax, Inc.	3,510	197,283
Estee Lauder Cos., Inc. (The), Class A	16,777	1,154,929
Hengan International Group Co. Ltd.	77,500	841,355
Herbalife Ltd.	8,522	567,565
Hypermarcas SA	63,000	390,400
L'Oreal SA	6,517	1,104,188
		4,632,677
PHARMACEUTICALS — 4.7%
AbbVie, Inc.	40,271	2,050,197
Actavis plc(1)	20,607	4,550,438
Akorn, Inc.(1)	1,639	42,319
Aspen Pharmacare Holdings Ltd.	40,439	1,025,222
Auxilium Pharmaceuticals, Inc.(1)	1,398	42,988
Bayer AG	17,510	2,486,996
Bristol-Myers Squibb Co.	62,236	3,346,430
Eli Lilly & Co.	33,044	1,969,753
Endo Health Solutions, Inc.(1)	3,000	239,460
Hospira, Inc.(1)	11,469	496,378
Johnson & Johnson	106,886	9,846,338

Medicines Co. (The)(1)	1,204	36,782
Merck & Co., Inc.	89,287	5,088,466
Nektar Therapeutics(1)	2,417	31,010
Novartis AG	27,268	2,277,242
Novo Nordisk A/S B Shares	39,670	1,890,865
Pacira Pharmaceuticals, Inc.(1)	790	61,810
Perrigo Co. plc	15,559	2,558,522
Pfizer, Inc.	181,163	5,817,144
Prestige Brands Holdings, Inc.(1)	1,351	38,490
Questcor Pharmaceuticals, Inc.	2,876	174,717
Roche Holding AG	12,568	3,878,289
Salix Pharmaceuticals Ltd.(1)	2,020	217,998
Shire plc	20,670	1,149,151
VIVUS, Inc.(1)	2,681	16,166
Zoetis, Inc.	105,993	3,287,903
		52,621,074
PROFESSIONAL SERVICES — 0.4%
Adecco SA	18,011	1,555,356
Barrett Business Services, Inc.	1,031	72,170
Capita Group plc (The)	89,831	1,714,863
CDI Corp.	3,330	60,839
Huron Consulting Group, Inc.(1)	1,204	79,669
Kforce, Inc.	3,588	78,613
Korn/Ferry International(1)	3,540	89,880
Manpowergroup, Inc.	4,848	378,920
On Assignment, Inc.(1)	3,076	105,814
WageWorks, Inc.(1)	1,846	109,191
		4,245,315
REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.3%
Acadia Realty Trust	6,900	182,505
Alexandria Real Estate Equities, Inc.	7,724	559,604
American Campus Communities, Inc.	9,151	338,038
American Realty Capital Properties, Inc.	40,300	592,007
Annaly Capital Management, Inc.	43,197	482,942
Apartment Investment & Management Co., Class A	14,241	425,664
Apollo Commercial Real Estate Finance, Inc.	2,139	35,807
Armada Hoffler Properties, Inc.	3,069	30,046
Associated Estates Realty Corp.	2,401	41,057
AvalonBay Communities, Inc.	4,356	561,793
Blackstone Mortgage Trust, Inc. Class A	821	23,784
Boston Properties, Inc.	8,084	908,884
BRE Properties, Inc.	7,089	437,888
Brixmor Property Group, Inc.	13,560	299,405
Camden Property Trust	10,150	677,005
Campus Crest Communities, Inc.	6,750	55,890
Capstead Mortgage Corp.	12,113	156,137
CBL & Associates Properties, Inc.	1,807	32,147
Chatham Lodging Trust	2,324	48,502
Chimera Investment Corp.	7,025	22,410
Colony Financial, Inc.	902	20,367
Corporate Office Properties Trust	12,400	330,708

Corrections Corp. of America	16,752	558,679
Cousins Properties, Inc.	27,779	320,847
DCT Industrial Trust, Inc.	38,534	305,189
DDR Corp.	25,844	429,527
DiamondRock Hospitality Co.	3,319	41,886
Duke Realty Corp.	24,163	405,938
Empire State Realty Trust, Inc.	27,845	426,585
EPR Properties	528	28,121
Equity One, Inc.	10,600	245,920
Equity Residential	12,628	738,359
Essex Property Trust, Inc.	3,005	502,586
Excel Trust, Inc.	3,249	40,710
Extra Space Storage, Inc.	7,059	346,597
Federal Realty Investment Trust	3,459	385,021
First Industrial Realty Trust, Inc.	14,770	284,175
General Growth Properties, Inc.	31,148	685,879
Hatteras Financial Corp.	908	17,906
HCP, Inc.	13,739	532,661
Health Care REIT, Inc.	14,530	853,492
Healthcare Trust of America, Inc. Class A	6,300	70,749
Hersha Hospitality Trust	3,037	17,068
Highwoods Properties, Inc.	727	27,415
Host Hotels & Resorts, Inc.	39,892	784,676
Hudson Pacific Properties, Inc.	13,073	298,195
Kilroy Realty Corp.	9,229	530,852
Kimco Realty Corp.	10,171	226,406
LaSalle Hotel Properties	1,765	55,315
Macerich Co. (The)	8,190	492,465
Mack-Cali Realty Corp.	1,577	35,088
Medical Properties Trust, Inc.	1,841	24,283
MFA Financial, Inc.	5,026	39,504
National Retail Properties, Inc.	8,600	308,654
New Residential Investment Corp.	3,443	22,001
Parkway Properties, Inc.	10,028	184,816
Pebblebrook Hotel Trust	9,696	322,295
Pennsylvania Real Estate Investment Trust	1,424	26,714
PennyMac Mortgage Investment Trust	1,152	28,017
Piedmont Office Realty Trust, Inc., Class A	34,950	603,936
Post Properties, Inc.	4,700	228,091
Prologis, Inc.	25,371	1,045,032
Public Storage	5,400	912,600
RLJ Lodging Trust	13,764	357,726
Rouse Properties, Inc.	2,481	46,444
Simon Property Group, Inc.	14,109	2,275,641
SL Green Realty Corp.	4,523	449,270
Spirit Realty Capital, Inc.	25,800	281,736
Summit Hotel Properties, Inc.	5,466	50,506
Sunstone Hotel Investors, Inc.	23,315	315,219
Taubman Centers, Inc.	6,600	464,970
Two Harbors Investment Corp.	2,190	22,732
UDR, Inc.	21,556	556,360

Urstadt Biddle Properties, Inc., Class A	2,773	54,379
Ventas, Inc.	15,937	994,947
Vornado Realty Trust	7,719	743,263
Washington Real Estate Investment Trust	1,596	40,139
		26,350,172
REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.2%
China Overseas Land & Investment Ltd.	310,000	832,866
Countrywide plc	3,640	37,426
Forest City Enterprises, Inc. Class A(1)	8,200	159,736
Mitsubishi Estate Co. Ltd.	53,000	1,251,439
		2,281,467
ROAD AND RAIL — 0.9%
Canadian Pacific Railway Ltd.	6,280	985,415
Canadian Pacific Railway Ltd. New York Shares	23,563	3,699,391
Celadon Group, Inc.	2,484	56,387
Heartland Express, Inc.	16,385	333,926
Kansas City Southern	19,441	1,825,899
Marten Transport Ltd.	3,312	64,551
Saia, Inc.(1)	2,653	91,635
Swift Transportation Co.(1)	5,790	141,044
Union Pacific Corp.	18,071	3,259,647
Werner Enterprises, Inc.	8,339	215,563
		10,673,458
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.7%
Analog Devices, Inc.	3,333	169,383
Applied Materials, Inc.	97,900	1,856,184
ARM Holdings plc	79,916	1,351,617
ASML Holding NV	17,485	1,521,683
Broadcom Corp., Class A	40,982	1,217,985
Cavium, Inc.(1)	1,540	64,880
Cypress Semiconductor Corp.	3,879	37,975
Exar Corp.(1)	3,034	34,739
Fairchild Semiconductor International, Inc.(1)	3,409	47,999
Intel Corp.	123,497	3,057,786
Intersil Corp., Class A	924	11,753
KLA-Tencor Corp.	5,373	350,051
Kulicke & Soffa Industries, Inc.(1)	7,602	87,727
Linear Technology Corp.	45,740	2,142,462
Maxim Integrated Products, Inc.	12,566	411,034
MediaTek, Inc.	110,000	1,613,830
Microchip Technology, Inc.	36,759	1,674,372
Micron Technology, Inc.(1)	19,900	481,381
MKS Instruments, Inc.	1,609	48,367
Nanometrics, Inc.(1)	2,327	42,724
NXP Semiconductor NV(1)	25,607	1,439,882
Photronics, Inc.(1)	8,961	77,961
Samsung Electronics Co. Ltd.	1,784	2,254,441
Semtech Corp.(1)	1,952	48,702
Seoul Semiconductor Co. Ltd.	23,120	995,189
SK Hynix, Inc.(1)	31,720	1,151,429
Spansion, Inc., Class A(1)	3,274	53,399

SunEdison, Inc.(1)	4,990	91,616
Taiwan Semiconductor Manufacturing Co. Ltd.	870,425	3,118,636
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	59,384	1,073,069
Teradyne, Inc.(1)	30,918	627,017
Texas Instruments, Inc.	12,588	565,956
Xilinx, Inc.	39,090	2,040,498
Xinyi Solar Holdings Ltd.(1)	1,756,000	495,537
		30,257,264
SOFTWARE — 2.9%
Aspen Technology, Inc.(1)	4,188	196,627
AVG Technologies NV(1)	1,659	31,073
Bottomline Technologies, Inc.(1)	2,729	97,398
BroadSoft, Inc.(1)	1,865	55,969
CA, Inc.	15,553	521,026
Check Point Software Technologies Ltd.(1)	13,126	884,955
CommVault Systems, Inc.(1)	1,987	136,865
Compuware Corp.	7,211	78,960
Covisint Corp.(1)	6,469	69,542
Electronic Arts, Inc.(1)	260,516	7,448,152
Interactive Intelligence, Inc.(1)	1,044	83,134
Manhattan Associates, Inc.(1)	2,760	104,576
Mentor Graphics Corp.	3,298	71,369
Microsoft Corp.	157,953	6,051,179
Monotype Imaging Holdings, Inc.	2,632	74,854
NetScout Systems, Inc.(1)	602	22,864
NetSuite, Inc.(1)	20,750	2,388,117
Oracle Corp.	221,785	8,674,011
PROS Holdings, Inc.(1)	1,675	57,704
Rovi Corp.(1)	1,219	30,280
Solera Holdings, Inc.	1,070	73,209
Splunk, Inc.(1)	27,121	2,515,473
SS&C Technologies Holdings, Inc.(1)	2,450	94,766
Synopsys, Inc.(1)	10,876	439,390
Tableau Software, Inc. Class A(1)	2,619	247,076
Tyler Technologies, Inc.(1)	532	49,891
Ultimate Software Group, Inc.(1)	447	74,202
Varonis Systems, Inc.(1)	11,156	490,864
VMware, Inc., Class A(1)	11,531	1,107,553
		32,171,079
SPECIALTY RETAIL — 2.4%
Aeropostale, Inc.(1)	2,519	18,490
American Eagle Outfitters, Inc.	1,866	27,113
Asbury Automotive Group, Inc.(1)	834	42,401
AutoZone, Inc.(1)	3,221	1,734,315
Bed Bath & Beyond, Inc.(1)	2,499	169,482
Brown Shoe Co., Inc.	3,840	94,387
Chico's FAS, Inc.	1,037	17,142
Conn's, Inc.(1)	1,208	43,246
CST Brands, Inc.	7,804	253,864
Destination Maternity Corp.	1,699	47,980
GameStop Corp., Class A	25,598	955,061

Group 1 Automotive, Inc.	541	36,117
Guess?, Inc.	6,477	196,512
Home Depot, Inc. (The)	87,844	7,205,843
Inditex SA	6,357	915,188
Lithia Motors, Inc., Class A	1,806	114,537
Lowe's Cos., Inc.	57,843	2,893,885
Lumber Liquidators Holdings, Inc.(1)	16,265	1,744,909
MarineMax, Inc.(1)	3,286	47,318
Men's Wearhouse, Inc. (The)	619	33,296
Mr Price Group Ltd.	38,100	528,533
O'Reilly Automotive, Inc.(1)	13,370	2,016,865
Penske Automotive Group, Inc.	1,329	57,532
PetSmart, Inc.	6,563	440,115
Restoration Hardware Holdings, Inc.(1)	13,890	940,631
Ross Stores, Inc.	23,423	1,705,194
Stage Stores, Inc.	1,165	23,067
Staples, Inc.	79,137	1,075,472
Tractor Supply Co.	27,936	1,971,164
Urban Outfitters, Inc.(1)	36,540	1,368,058
		26,717,717
TEXTILES, APPAREL AND LUXURY GOODS — 1.5%
adidas AG	9,268	1,079,697
Burberry Group plc	39,619	1,022,362
Coach, Inc.	3,384	165,173
Culp, Inc.	2,911	56,124
Eclat Textile Co. Ltd.	73,680	939,106
Hanesbrands, Inc.	56,100	4,111,008
Kate Spade & Co.(1)	32,220	1,102,568
Luxottica Group SpA	17,817	988,385
Michael Kors Holdings Ltd.(1)	19,479	1,909,526
Movado Group, Inc.	1,716	67,559
Pandora A/S	20,390	1,381,836
PVH Corp.	7,210	911,560
Shenzhou International Group Holdings Ltd.	245,000	855,545
Under Armour, Inc. Class A(1)	16,423	1,858,263
Vera Bradley, Inc.(1)	1,465	38,823
		16,487,535
THRIFTS AND MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	2,281	31,250
Capitol Federal Financial, Inc.	10,258	124,635
Dime Community Bancshares, Inc.	2,450	41,160
MGIC Investment Corp.(1)	2,686	24,066
Ocwen Financial Corp.(1)	26,195	980,741
Oritani Financial Corp.	3,234	50,644
People's United Financial, Inc.	43,607	617,911
Provident Financial Services, Inc.	1,507	27,970
Radian Group, Inc.	660	10,263
		1,908,640
TOBACCO — 0.3%
Altria Group, Inc.	32,328	1,172,213
ITC Ltd.	177,119	936,319

Japan Tobacco, Inc.	43,500	1,381,468
Philip Morris International, Inc.	764	61,815
		3,551,815
TRADING COMPANIES AND DISTRIBUTORS — 0.4%
Ashtead Group plc	114,342	1,677,290
Daewoo International Corp.	15,780	620,852
DXP Enterprises, Inc.(1)	917	93,314
H&E Equipment Services, Inc.(1)	3,515	115,011
Kaman Corp.	986	39,164
Travis Perkins plc	36,270	1,187,388
United Rentals, Inc.(1)	3,175	280,480
		4,013,499
TRANSPORTATION INFRASTRUCTURE†
Aegean Marine Petroleum Network, Inc.	4,390	44,471
TAV Havalimanlari Holding AS	62,960	444,373
		488,844
WATER UTILITIES†
Artesian Resources Corp., Class A	1,418	30,856
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Axiata Group Bhd	347,800	695,282
KDDI Corp.	15,126	921,650
MTN Group Ltd.	26,170	478,525
RingCentral, Inc. Class A(1)	2,999	64,928
Rogers Communications, Inc., Class B	8,488	328,083
SBA Communications Corp., Class A(1)	43,846	4,172,824
Shin Corp. PCL NVDR	190,200	427,039
		7,088,331
TOTAL COMMON STOCKS (Cost $659,249,355)		896,061,220
CORPORATE BONDS — 7.1%
AEROSPACE AND DEFENSE — 0.1%
B/E Aerospace, Inc., 5.25%, 4/1/22	190,000	196,887
L-3 Communications Corp., 4.75%, 7/15/20	80,000	85,116
Lockheed Martin Corp., 4.25%, 11/15/19	90,000	98,484
Raytheon Co., 2.50%, 12/15/22	10,000	9,402
United Technologies Corp., 6.05%, 6/1/36	106,000	131,337
		521,226
AUTO COMPONENTS — 0.1%
Allison Transmission, Inc., 7.125%, 5/15/19(2)	150,000	162,750
Dana Holding Corp., 6.75%, 2/15/21	25,000	27,437
Delphi Corp., 5.875%, 5/15/19	125,000	131,719
Goodyear Tire & Rubber Co. (The), 8.25%, 8/15/20	50,000	56,125
Goodyear Tire & Rubber Co. (The), 7.00%, 5/15/22	135,000	151,200
Tomkins LLC/Tomkins, Inc., 9.00%, 10/1/18	21,000	22,759
Visteon Corp., 6.75%, 4/15/19	67,000	70,769
		622,759
AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(2)	160,000	164,876
American Honda Finance Corp., 1.50%, 9/11/17(2)	30,000	30,205
American Honda Finance Corp., 2.125%, 10/10/18	50,000	50,791
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	345,000	381,225

Daimler Finance North America LLC, 2.625%, 9/15/16(2)	50,000	51,990
Ford Motor Co., 4.75%, 1/15/43	30,000	29,127
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	80,000	89,011
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	130,000	150,360
General Motors Co., 3.50%, 10/2/18(2)	125,000	129,687
General Motors Financial Co., Inc., 3.25%, 5/15/18	125,000	128,438
		1,205,710
BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	210,000	263,500
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22	90,000	85,347
Coca-Cola Co. (The), 1.80%, 9/1/16	100,000	102,669
Constellation Brands, Inc., 7.25%, 9/1/16	125,000	142,187
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16	40,000	41,597
SABMiller Holdings, Inc., 3.75%, 1/15/22(2)	200,000	205,486
		840,786
BIOTECHNOLOGY†
Amgen, Inc., 2.125%, 5/15/17	120,000	123,198
Amgen, Inc., 4.10%, 6/15/21	40,000	42,561
Amgen, Inc., 5.375%, 5/15/43	70,000	76,348
Celgene Corp., 3.25%, 8/15/22	40,000	39,217
Gilead Sciences, Inc., 4.40%, 12/1/21	40,000	43,704
		325,028
BUILDING PRODUCTS†
Masco Corp., 6.125%, 10/3/16	100,000	111,500
Masco Corp., 5.95%, 3/15/22	115,000	124,775
USG Corp., 8.375%, 10/15/18(2)	100,000	108,125
		344,400
CAPITAL MARKETS — 0.1%
Ameriprise Financial, Inc., 4.00%, 10/15/23	50,000	51,694
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17	190,000	221,558
Dresdner Funding Trust I, 8.15%, 6/30/31(2)	200,000	222,000
E*TRADE Financial Corp., 6.75%, 6/1/16	130,000	141,375
E*TRADE Financial Corp., 6.00%, 11/15/17	65,000	69,225
HBOS Capital Funding No. 2 LP, VRN, 6.07%, 6/30/14(2)	100,000	100,750
Jefferies Group, Inc., 5.125%, 4/13/18	70,000	76,401
		883,003
CHEMICALS — 0.1%
Ashland, Inc., 4.75%, 8/15/22	120,000	120,900
Dow Chemical Co. (The), 2.50%, 2/15/16	60,000	61,915
Dow Chemical Co. (The), 4.25%, 11/15/20	70,000	75,181
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	20,000	18,843
Eastman Chemical Co., 2.40%, 6/1/17	40,000	41,081
Eastman Chemical Co., 3.60%, 8/15/22	80,000	79,367
Ecolab, Inc., 4.35%, 12/8/21	30,000	32,225
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 2/1/18	175,000	183,312
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 6.625%, 4/15/20	125,000	129,844
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 9.00%, 11/15/20	100,000	103,250
Huntsman International LLC, 8.625%, 3/15/21	50,000	56,750
Ineos Finance plc, 8.375%, 2/15/19(2)	100,000	111,125
Ineos Finance plc, 7.50%, 5/1/20(2)	125,000	137,969
Momentive Performance Materials, Inc., 10.00%, 10/15/20	125,000	134,062

Momentive Performance Materials, Inc., 9.00%, 1/15/21	75,000	64,313
Mosaic Co. (The), 5.625%, 11/15/43	40,000	42,618
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	25,000	26,063
		1,418,818
COMMERCIAL BANKS — 0.3%
Bank of America N.A., 5.30%, 3/15/17	510,000	565,540
Bank of Nova Scotia, 2.55%, 1/12/17	80,000	83,661
BB&T Corp., MTN, 5.70%, 4/30/14	50,000	50,410
BB&T Corp., MTN, 3.20%, 3/15/16	105,000	110,013
BB&T Corp., MTN, 2.05%, 6/19/18	40,000	40,443
Capital One Financial Corp., 1.00%, 11/6/15	40,000	40,128
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22	50,000	51,779
Fifth Third Bancorp, 4.30%, 1/16/24	40,000	40,635
HSBC Bank plc, 3.50%, 6/28/15(2)	100,000	103,928
Intesa Sanpaolo SpA, 3.875%, 1/16/18	20,000	20,689
KBC Bank NV, VRN, 8.00%, 1/25/18	200,000	228,700
KeyCorp, MTN, 2.30%, 12/13/18	80,000	80,478
KFW, 2.00%, 6/1/16	160,000	165,349
KFW, 2.00%, 10/4/22	50,000	47,337
LBG Capital No.1 plc, 7.875%, 11/1/20(2)	250,000	266,250
LBG Capital No.1 plc, VRN, 8.00%, 6/15/20(2)	100,000	106,600
Lloyds Banking Group plc, VRN, 6.66%, 5/21/37(2)	245,000	245,000
Regions Bank, 6.45%, 6/26/37	175,000	194,306
Regions Financial Corp., 5.75%, 6/15/15	70,000	74,005
Royal Bank of Scotland Group plc, VRN, 7.64%, 9/30/17	300,000	302,250
Royal Bank of Scotland Group plc, VRN, 7.65%, 9/30/31	125,000	133,750
Royal Bank of Scotland plc (The), 4.375%, 3/16/16	110,000	117,729
SunTrust Banks, Inc., 3.60%, 4/15/16	29,000	30,580
Toronto-Dominion Bank (The), 2.375%, 10/19/16	120,000	124,906
U.S. Bancorp., 3.44%, 2/1/16	70,000	73,223
U.S. Bancorp., MTN, 3.00%, 3/15/22	50,000	49,789
U.S. Bancorp., MTN, 2.95%, 7/15/22	20,000	19,293
Wells Fargo & Co., 3.68%, 6/15/16	90,000	96,008
Wells Fargo & Co., 4.125%, 8/15/23	100,000	102,161
Wells Fargo & Co., MTN, 2.10%, 5/8/17	10,000	10,308
Wells Fargo & Co., MTN, 4.60%, 4/1/21	100,000	111,544
		3,686,792
COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Ceridian Corp., 8.875%, 7/15/19(2)	175,000	200,813
Clean Harbors, Inc., 5.25%, 8/1/20	110,000	113,850
Covanta Holding Corp., 5.875%, 3/1/24(3)	75,000	76,896
Envision Healthcare Corp., 8.125%, 6/1/19	81,000	87,227
Iron Mountain, Inc., 8.375%, 8/15/21	42,000	44,940
Iron Mountain, Inc., 5.75%, 8/15/24	155,000	151,900
Republic Services, Inc., 3.55%, 6/1/22	100,000	100,140
ServiceMaster Co., 8.00%, 2/15/20	70,000	75,075
		850,841
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	125,000	122,188
Apple, Inc., 1.00%, 5/3/18	60,000	58,639
Apple, Inc., 2.40%, 5/3/23	130,000	120,521

Avaya, Inc., 7.00%, 4/1/19(2)	140,000	139,650
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23	70,000	68,362
Cisco Systems, Inc., 2.90%, 3/4/21(3)	60,000	60,647
Cisco Systems, Inc., 5.90%, 2/15/39	50,000	59,088
CommScope, Inc., 8.25%, 1/15/19(2)	55,000	60,225
Crown Castle International Corp., 5.25%, 1/15/23	150,000	154,500
Nokia Oyj, 5.375%, 5/15/19	50,000	53,500
SBA Communications Corp., 5.625%, 10/1/19	50,000	52,625
		949,945
COMPUTERS AND PERIPHERALS†
Dell, Inc., 2.30%, 9/10/15	40,000	40,350
Dell, Inc., 5.875%, 6/15/19	120,000	125,400
Hewlett-Packard Co., 4.30%, 6/1/21	100,000	104,878
Seagate Technology HDD Holdings, 6.80%, 10/1/16	8,000	9,020
		279,648
CONSTRUCTION MATERIALS — 0.1%
Associated Materials LLC, 9.125%, 11/1/17	100,000	105,500
Building Materials Corp. of America, 6.75%, 5/1/21(2)	105,000	114,187
Covanta Holding Corp., 7.25%, 12/1/20	120,000	131,400
Louisiana-Pacific Corp., 7.50%, 6/1/20	50,000	55,750
Nortek, Inc., 8.50%, 4/15/21	125,000	140,625
Owens Corning, 4.20%, 12/15/22	50,000	49,708
Summit Materials LLC / Summit Materials Finance Corp., 10.50%, 1/31/20	95,000	106,638
Vulcan Materials Co., 7.00%, 6/15/18	100,000	116,000
		819,808
CONSUMER FINANCE — 0.2%
American Express Co., 1.55%, 5/22/18	50,000	49,505
American Express Credit Corp., 1.30%, 7/29/16	70,000	70,770
American Express Credit Corp., MTN, 2.75%, 9/15/15	150,000	155,046
American Express Credit Corp., MTN, 2.375%, 3/24/17	110,000	113,994
Caesars Entertainment Resort Properties LLC, 8.00%, 10/1/20(2)	125,000	133,594
Caesars Entertainment Resort Properties LLC, 11.00%, 10/1/21(2)	250,000	265,625
CIT Group, Inc., 4.75%, 2/15/15(2)	125,000	128,906
CIT Group, Inc., 4.25%, 8/15/17	505,000	531,512
CIT Group, Inc., 5.50%, 2/15/19(2)	120,000	130,950
CIT Group, Inc., 5.00%, 8/1/23	125,000	130,937
Equifax, Inc., 3.30%, 12/15/22	60,000	57,821
PNC Bank N.A., 6.00%, 12/7/17	230,000	266,093
SLM Corp., 5.50%, 1/25/23	125,000	124,305
Springleaf Finance Corp., Series 1, MTN, 5.40%, 12/1/15	50,000	52,812
Springleaf Finance Corp., Series J, MTN, 6.90%, 12/15/17	175,000	192,719
TransUnion Holding Co., Inc., PIK, 9.625%, 6/15/18	90,000	96,187
		2,500,776
CONTAINERS AND PACKAGING — 0.2%
AEP Industries, Inc., 8.25%, 4/15/19	125,000	133,437
Ardagh Packaging Finance plc, 7.375%, 10/15/17(2)	145,000	155,875
Ardagh Packaging Finance plc, 9.125%, 10/15/20(2)	120,000	133,200
Ball Corp., 5.00%, 3/15/22	115,000	119,312
Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Issuer Inc., 6.00%, 6/15/17(2)	150,000	156,375
BWAY Holding Co., 10.00%, 6/15/18	95,000	101,769

Consolidated Container Co., 10.125%, 7/15/20(2)	930,000	992,775
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	105,000	103,688
Packaging Dynamics Corp., 8.75%, 2/1/16(2)	75,000	77,063
		1,973,494
DIVERSIFIED CONSUMER SERVICES†
Catholic Health Initiatives, 1.60%, 11/1/17	20,000	19,788
Catholic Health Initiatives, 2.95%, 11/1/22	40,000	37,542
Johns Hopkins University, 4.08%, 7/1/53	20,000	18,912
Laureate Education, Inc., 9.25%, 9/1/19(2)	125,000	134,375
		210,617
DIVERSIFIED FINANCIAL SERVICES — 0.6%
Ally Financial, Inc., 8.30%, 2/12/15	200,000	213,500
Ally Financial, Inc., 4.625%, 6/26/15	125,000	130,070
Ally Financial, Inc., 5.50%, 2/15/17	125,000	137,187
Ally Financial, Inc., 6.25%, 12/1/17	100,000	112,875
Ally Financial, Inc., 4.75%, 9/10/18	150,000	160,312
Ally Financial, Inc., 8.00%, 3/15/20	100,000	124,250
Ally Financial, Inc., 8.00%, 11/1/31	70,000	88,550
Bank of America Corp., 4.50%, 4/1/15	130,000	135,287
Bank of America Corp., 3.75%, 7/12/16	100,000	106,290
Bank of America Corp., 6.50%, 8/1/16	10,000	11,269
Bank of America Corp., 5.75%, 12/1/17	140,000	159,821
Bank of America Corp., 5.70%, 1/24/22	170,000	196,845
Bank of America Corp., MTN, 5.00%, 1/21/44	30,000	31,387
Citigroup, Inc., 5.50%, 2/15/17	80,000	88,936
Citigroup, Inc., 1.75%, 5/1/18	160,000	158,443
Citigroup, Inc., 4.50%, 1/14/22	240,000	256,190
Citigroup, Inc., 4.05%, 7/30/22	30,000	30,427
Citigroup, Inc., 3.875%, 10/25/23	80,000	80,223
Citigroup, Inc., 6.68%, 9/13/43	20,000	23,710
Credit Suisse Group Guernsey I Ltd., VRN, 7.875%, 8/24/16	210,000	229,582
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(2)	125,000	128,906
General Electric Capital Corp., MTN, 5.00%, 1/8/16	100,000	108,188
General Electric Capital Corp., MTN, 5.625%, 9/15/17	435,000	498,841
General Electric Capital Corp., MTN, 6.00%, 8/7/19	220,000	261,083
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18	170,000	172,527
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18	300,000	308,641
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	50,000	57,212
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	60,000	69,489
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	80,000	90,241
HSBC Holdings plc, 5.10%, 4/5/21	70,000	78,700
HSBC Holdings plc, 4.00%, 3/30/22	30,000	31,154
JPMorgan Chase & Co., 6.00%, 1/15/18	480,000	555,540
JPMorgan Chase & Co., 4.625%, 5/10/21	30,000	32,985
JPMorgan Chase & Co., 3.25%, 9/23/22	40,000	39,442
JPMorgan Chase & Co., 3.875%, 2/1/24	50,000	50,595
Morgan Stanley, 4.75%, 3/22/17	50,000	54,899
Morgan Stanley, 5.75%, 1/25/21	50,000	57,557
Morgan Stanley, 5.00%, 11/24/25	130,000	135,383
Morgan Stanley, MTN, 6.625%, 4/1/18	210,000	247,303
Morgan Stanley, MTN, 5.625%, 9/23/19	140,000	161,012

Serta Simmons Holdings LLC, 8.125%, 10/1/20(2)	230,000	253,575
Societe Generale SA, VRN, 5.92%, 4/5/17(2)	100,000	107,355
UBS AG, 7.625%, 8/17/22	160,000	190,235
UBS AG (Stamford Branch), 5.875%, 12/20/17	200,000	230,922
UPCB Finance III Ltd., 6.625%, 7/1/20(2)	150,000	161,062
		6,558,001
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
AT&T, Inc., 2.625%, 12/1/22	120,000	111,293
AT&T, Inc., 6.55%, 2/15/39	91,000	107,916
AT&T, Inc., 4.30%, 12/15/42	60,000	53,542
British Telecommunications plc, 5.95%, 1/15/18	170,000	196,300
CenturyLink, Inc., 7.65%, 3/15/42	100,000	94,500
Cincinnati Bell, Inc., 8.75%, 3/15/18	200,000	209,812
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)	170,000	174,737
Frontier Communications Corp., 7.125%, 3/15/19	165,000	183,150
Frontier Communications Corp., 8.50%, 4/15/20	50,000	58,000
Frontier Communications Corp., 7.125%, 1/15/23	125,000	132,187
Hughes Satellite Systems Corp., 6.50%, 6/15/19	100,000	110,250
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	155,000	167,787
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	125,000	136,406
Level 3 Financing, Inc., 7.00%, 6/1/20	125,000	136,875
Level 3 Financing, Inc., 8.625%, 7/15/20	225,000	253,969
Orange SA, 4.375%, 7/8/14	190,000	192,855
Orange SA, 4.125%, 9/14/21	70,000	72,498
Sprint Capital Corp., 6.90%, 5/1/19	135,000	149,175
Sprint Capital Corp., 8.75%, 3/15/32	100,000	112,750
Telecom Italia Capital SA, 7.00%, 6/4/18	440,000	501,050
Telecom Italia Capital SA, 7.72%, 6/4/38	125,000	134,375
Telefonica Emisiones SAU, 5.88%, 7/15/19	110,000	125,035
Telefonica Emisiones SAU, 5.46%, 2/16/21	10,000	11,010
Verizon Communications, Inc., 3.65%, 9/14/18	190,000	202,691
Verizon Communications, Inc., 4.50%, 9/15/20	50,000	54,246
Verizon Communications, Inc., 5.15%, 9/15/23	130,000	142,722
Verizon Communications, Inc., 6.40%, 9/15/33	170,000	202,779
Verizon Communications, Inc., 7.35%, 4/1/39	10,000	13,010
Verizon Communications, Inc., 4.75%, 11/1/41	40,000	38,742
Verizon Communications, Inc., 6.55%, 9/15/43	60,000	73,736
Virgin Media Finance plc, 8.375%, 10/15/19	85,000	91,800
Windstream Corp., 7.875%, 11/1/17	200,000	230,000
Windstream Corp., 7.75%, 10/15/20	115,000	124,200
Windstream Corp., 6.375%, 8/1/23	95,000	94,050
		4,693,448
ELECTRIC UTILITIES†
AES Corp. (The), 8.00%, 10/15/17	21,000	24,937
AES Corp. (The), 4.875%, 5/15/23	125,000	121,875
		146,812
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS†
Jabil Circuit, Inc., 5.625%, 12/15/20	95,000	100,700
Sanmina Corp., 7.00%, 5/15/19(2)	140,000	149,100
Viasystems, Inc., 7.875%, 5/1/19(2)	50,000	53,937
		303,737

ENERGY EQUIPMENT AND SERVICES — 0.1%
Basic Energy Services, Inc., 7.75%, 2/15/19	145,000	155,512
Ensco plc, 3.25%, 3/15/16	60,000	62,856
Ensco plc, 4.70%, 3/15/21	110,000	118,660
Hornbeck Offshore Services, Inc., 5.00%, 3/1/21	140,000	140,000
Petroleum Geo-Services ASA, 7.375%, 12/15/18(2)	100,000	108,250
Pioneer Drilling Co., 9.875%, 3/15/18	125,000	131,875
Schlumberger Investment SA, 3.65%, 12/1/23	60,000	61,484
Transocean, Inc., 2.50%, 10/15/17	40,000	40,622
Transocean, Inc., 6.50%, 11/15/20	70,000	79,284
Transocean, Inc., 6.375%, 12/15/21	20,000	22,479
Weatherford International Ltd., 9.625%, 3/1/19	70,000	91,472
		1,012,494
FOOD AND STAPLES RETAILING — 0.1%
Alphabet Holding Co., Inc., PIK, 7.75%, 11/1/17(2)	50,000	51,750
BI-LO LLC/BI-LO Finance Corp., 9.25%, 2/15/19(2)	250,000	274,375
Delhaize Group SA, 4.125%, 4/10/19	50,000	52,290
Delhaize Group SA, 5.70%, 10/1/40	30,000	30,705
Kroger Co. (The), 6.40%, 8/15/17	120,000	138,655
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,560
Kroger Co. (The), 5.15%, 8/1/43	30,000	31,011
Rite Aid Corp., 9.25%, 3/15/20	160,000	184,400
Rite Aid Corp., 6.75%, 6/15/21	125,000	138,125
SUPERVALU, Inc., 8.00%, 5/1/16	175,000	193,812
Wal-Mart Stores, Inc., 2.55%, 4/11/23	20,000	18,920
Wal-Mart Stores, Inc., 5.875%, 4/5/27	213,000	262,203
Walgreen Co., 1.80%, 9/15/17	40,000	40,548
Walgreen Co., 3.10%, 9/15/22	100,000	96,787
		1,564,141
FOOD PRODUCTS — 0.1%
ARAMARK Corp., 5.75%, 3/15/20(2)	65,000	68,900
Big Heart Pet Brands, 7.625%, 2/15/19	132,000	137,610
Hawk Acquisition Sub, Inc., 4.25%, 10/15/20(2)	125,000	125,000
JBS USA LLC/JBS USA Finance, Inc., 8.25%, 2/1/20(2)	65,000	71,500
Kellogg Co., 4.45%, 5/30/16	130,000	139,903
Kraft Foods Group, Inc., 6.125%, 8/23/18	51,000	59,910
Kraft Foods Group, Inc., 5.00%, 6/4/42	30,000	31,398
Michael Foods Group, Inc., 9.75%, 7/15/18	75,000	81,094
Mondelez International, Inc., 4.00%, 2/1/24	50,000	50,883
Mondelez International, Inc., 6.50%, 2/9/40	21,000	26,373
Post Holdings, Inc., 7.375%, 2/15/22	125,000	136,719
Smithfield Foods, Inc., 7.75%, 7/1/17	130,000	151,450
Smithfield Foods, Inc., 6.625%, 8/15/22	75,000	81,375
Tyson Foods, Inc., 4.50%, 6/15/22	60,000	62,419
		1,224,534
GAS UTILITIES — 0.3%
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 5.875%, 8/1/23	150,000	148,125
Chesapeake Midstream Partners LP / CHKM Finance Corp., 6.125%, 7/15/22	50,000	54,500
El Paso Corp., 6.875%, 6/15/14	125,000	127,186
El Paso Corp., 7.25%, 6/1/18	70,000	80,257
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	50,000	58,065

Enbridge Energy Partners LP, 6.50%, 4/15/18	90,000	105,072
Energy Transfer Partners LP, 4.15%, 10/1/20	70,000	72,449
Energy Transfer Partners LP, 5.20%, 2/1/22	30,000	32,293
Energy Transfer Partners LP, 3.60%, 2/1/23	60,000	57,262
Energy Transfer Partners LP, 6.50%, 2/1/42	40,000	44,951
Enterprise Products Operating LLC, 6.30%, 9/15/17	120,000	139,581
Enterprise Products Operating LLC, 4.85%, 3/15/44	60,000	59,438
Enterprise Products Operating LLC, 5.10%, 2/15/45	40,000	41,066
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	130,000	154,994
Kinder Morgan Energy Partners LP, 3.95%, 9/1/22	30,000	30,065
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	90,000	101,724
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18(2)	425,000	470,687
Magellan Midstream Partners LP, 6.55%, 7/15/19	86,000	102,728
Magellan Midstream Partners LP, 5.15%, 10/15/43	70,000	73,367
NGPL PipeCo LLC, 7.12%, 12/15/17(2)	100,000	99,375
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	30,000	31,467
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	90,000	91,060
Regency Energy Partners LP / Regency Energy Finance Corp., 5.50%, 4/15/23	50,000	50,750
Rockies Express Pipeline LLC, 3.90%, 4/15/15(2)	125,000	125,937
Sabine Pass Liquefaction LLC, 5.875%, 2/1/21(2)	100,000	103,000
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22(2)	125,000	129,531
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	110,000	103,324
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.375%, 8/1/22	53,000	57,107
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23(2)	150,000	141,750
TransCanada PipeLines Ltd., 2.50%, 8/1/22	60,000	56,544
Williams Cos., Inc. (The), 3.70%, 1/15/23	50,000	45,358
Williams Partners LP, 4.125%, 11/15/20	80,000	83,859
		3,072,872
HEALTH CARE EQUIPMENT AND SUPPLIES — 0.1%
Baxter International, Inc., 3.20%, 6/15/23	30,000	29,573
Biomet, Inc., 6.50%, 8/1/20	160,000	173,400
DJO Finance LLC / DJO Finance Corp., 9.75%, 10/15/17	50,000	52,625
Kinetic Concepts, Inc. / KCI USA, Inc., 10.50%, 11/1/18	150,000	174,188
Kinetic Concepts, Inc. / KCI USA, Inc., 12.50%, 11/1/19	50,000	58,000
Medtronic, Inc., 2.75%, 4/1/23	30,000	28,579
		516,365
HEALTH CARE PROVIDERS AND SERVICES — 0.3%
21st Century Oncology, Inc., 8.875%, 1/15/17	120,000	126,000
Aetna, Inc., 2.75%, 11/15/22	60,000	56,738
Capella Healthcare, Inc., 9.25%, 7/1/17	75,000	80,438
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	100,000	106,125
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	150,000	167,400
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	55,000	60,156
DaVita HealthCare Partners, Inc., 6.375%, 11/1/18	60,000	63,188
DaVita HealthCare Partners, Inc., 6.625%, 11/1/20	60,000	64,725
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	110,000	116,875
Express Scripts Holding Co., 2.65%, 2/15/17	150,000	155,916
Express Scripts Holding Co., 7.25%, 6/15/19	90,000	110,435
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(2)	140,000	150,500
Gentiva Health Services, Inc., 11.50%, 9/1/18	140,000	150,150
HCA Holdings, Inc., 7.75%, 5/15/21	140,000	155,487

HCA, Inc., 5.75%, 3/15/14	125,000	125,194
HCA, Inc., 6.50%, 2/15/16	200,000	218,250
HCA, Inc., 8.50%, 4/15/19	125,000	131,438
HCA, Inc., 7.25%, 9/15/20	100,000	109,000
HCA, Inc., 7.50%, 2/15/22	165,000	191,812
Healthsouth Corp., 8.125%, 2/15/20	70,000	76,650
IASIS Healthcare LLC / IASIS Capital Corp., 8.375%, 5/15/19	145,000	155,875
LifePoint Hospitals, Inc., 5.50%, 12/1/21(2)	150,000	157,312
NYU Hospitals Center, 4.43%, 7/1/42	30,000	26,954
Tenet Healthcare Corp., 8.00%, 8/1/20	165,000	181,500
Tenet Healthcare Corp., 8.125%, 4/1/22	125,000	140,313
UnitedHealth Group, Inc., 2.875%, 3/15/23	40,000	38,199
UnitedHealth Group, Inc., 4.25%, 3/15/43	60,000	57,396
Universal Health Services, Inc., 7.00%, 10/1/18	125,000	133,125
		3,307,151
HOTELS, RESTAURANTS AND LEISURE — 0.3%
Boyd Gaming Corp., 9.125%, 12/1/18	230,000	251,275
Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/17	220,000	225,225
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/18	685,000	332,225
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	445,000	428,591
Dave & Buster's, Inc., 11.00%, 6/1/18	75,000	80,906
DineEquity, Inc., 9.50%, 10/30/18	75,000	82,500
Golden Nugget Escrow, Inc., 8.50%, 12/1/21(2)	125,000	128,281
MCE Finance Ltd., 5.00%, 2/15/21(2)	175,000	175,437
MGM Resorts International, 7.625%, 1/15/17	270,000	308,475
MGM Resorts International, 8.625%, 2/1/19	75,000	90,188
Pinnacle Entertainment, 7.50%, 4/15/21	225,000	245,812
Royal Caribbean Cruises Ltd., 7.25%, 6/15/16	95,000	107,113
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	80,000	83,000
Station Casinos LLC, 7.50%, 3/1/21	150,000	161,625
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	105,000	117,863
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.375%, 3/15/22	175,000	184,625
Wynn Macau Ltd., 5.25%, 10/15/21(2)	200,000	206,000
		3,209,141
HOUSEHOLD DURABLES — 0.1%
Beazer Homes USA, Inc., 8.125%, 6/15/16	125,000	139,375
Beazer Homes USA, Inc., 7.25%, 2/1/23	20,000	20,700
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 6.125%, 7/1/22(2)	125,000	129,062
K Hovnanian Enterprises, Inc., 7.00%, 1/15/19(2)	125,000	129,141
Lennar Corp., Series B, 5.60%, 5/31/15	50,000	52,688
Meritage Homes Corp., 7.00%, 4/1/22	125,000	137,500
Standard Pacific Corp., 8.375%, 5/15/18	210,000	250,950
Taylor Morrison, Inc., 7.75%, 4/15/20(2)	180,000	199,350
Toll Brothers Finance Corp., 6.75%, 11/1/19	150,000	171,000
William Lyon Homes, Inc., 8.50%, 11/15/20	125,000	138,125
		1,367,891
HOUSEHOLD PRODUCTS — 0.1%
Central Garden and Pet Co., 8.25%, 3/1/18	130,000	133,250
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 8.50%, 5/15/18	125,000	131,875

Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.125%, 4/15/19	40,000	42,750
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.00%, 4/15/19	100,000	108,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 7.875%, 8/15/19	95,000	105,450
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 9.875%, 8/15/19	125,000	141,562
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.75%, 10/15/20	150,000	157,500
Spectrum Brands, Inc., 6.375%, 11/15/20	50,000	54,750
		875,137
INDUSTRIAL CONGLOMERATES — 0.1%
Bombardier, Inc., 7.50%, 3/15/18(2)	80,000	90,400
Bombardier, Inc., 5.75%, 3/15/22(2)	100,000	102,000
General Electric Co., 5.25%, 12/6/17	190,000	216,942
General Electric Co., 4.125%, 10/9/42	60,000	58,378
Harland Clarke Holdings Corp., 9.50%, 5/15/15	136,000	136,088
HD Supply, Inc., 8.125%, 4/15/19	100,000	113,000
HD Supply, Inc., 7.50%, 7/15/20	110,000	121,000
Schaeffler Finance BV, 7.75%, 2/15/17(2)	125,000	141,875
		979,683
INSURANCE — 0.3%
Aircastle Ltd., 6.75%, 4/15/17	120,000	134,700
Allstate Corp. (The), 4.50%, 6/15/43	30,000	30,490
Allstate Corp. (The), VRN, 5.75%, 8/15/23	30,000	31,259
American International Group, Inc., 6.40%, 12/15/20	90,000	108,056
American International Group, Inc., 4.875%, 6/1/22	50,000	55,070
American International Group, Inc., MTN, 5.85%, 1/16/18	120,000	138,204
American International Group, Inc., VRN, 8.18%, 5/15/38	130,000	168,064
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21	70,000	76,753
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	40,000	39,798
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	49,441
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., 8.375%, 2/15/18(2)	125,000	135,938
Genworth Financial, Inc., VRN, 6.15%, 11/15/16	135,000	124,758
Genworth Holdings, Inc., 7.20%, 2/15/21	40,000	48,094
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	60,000	67,147
Hartford Financial Services Group, Inc., 5.95%, 10/15/36	20,000	23,350
ING U.S., Inc., 5.50%, 7/15/22	80,000	89,662
ING U.S., Inc., 5.70%, 7/15/43	50,000	55,939
ING U.S., Inc., VRN, 5.65%, 5/15/23	125,000	123,125
International Lease Finance Corp., 5.75%, 5/15/16	215,000	232,738
International Lease Finance Corp., 8.75%, 3/15/17	205,000	242,925
International Lease Finance Corp., 6.25%, 5/15/19	125,000	141,000
Liberty Mutual Group, Inc., 6.50%, 5/1/42(2)	30,000	35,184
Liberty Mutual Group, Inc., VRN, 7.00%, 3/15/17(2)	175,000	183,313
Lincoln National Corp., 6.25%, 2/15/20	100,000	117,483
Markel Corp., 4.90%, 7/1/22	70,000	74,983
Markel Corp., 3.625%, 3/30/23	20,000	19,360
MetLife, Inc., 1.76%, 12/15/17	40,000	40,596
MetLife, Inc., 4.125%, 8/13/42	30,000	27,977
MetLife, Inc., 4.875%, 11/13/43	20,000	20,852

Principal Financial Group, Inc., 3.30%, 9/15/22	30,000	29,301
Prudential Financial, Inc., MTN, 7.375%, 6/15/19	10,000	12,455
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	68,950
Prudential Financial, Inc., MTN, 5.625%, 5/12/41	40,000	45,244
Travelers Cos., Inc. (The), 4.60%, 8/1/43	40,000	41,380
WR Berkley Corp., 4.625%, 3/15/22	40,000	42,011
		2,875,600
INTERNET SOFTWARE AND SERVICES†
Equinix, Inc., 7.00%, 7/15/21	75,000	83,719
IT SERVICES — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	50,000	52,160
Fidelity National Information Services, Inc., 3.50%, 4/15/23	40,000	38,073
First Data Corp., 7.375%, 6/15/19(2)	175,000	190,094
First Data Corp., 8.875%, 8/15/20(2)	100,000	111,750
First Data Corp., 8.25%, 1/15/21(2)	195,000	212,550
First Data Corp., 12.625%, 1/15/21	175,000	210,000
International Business Machines Corp., 1.95%, 7/22/16	230,000	237,237
SunGard Data Systems, Inc., 7.375%, 11/15/18	125,000	133,281
		1,185,145
LIFE SCIENCES TOOLS AND SERVICES†
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	65,000	66,710
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	60,000	61,815
		128,525
MACHINERY — 0.1%
Case New Holand, Inc., 7.875%, 12/1/17	150,000	176,437
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22	90,000	88,375
Deere & Co., 5.375%, 10/16/29	120,000	140,553
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	120,000	134,100
Navistar International Corp., 8.25%, 11/1/21	50,000	52,437
		591,902
MEDIA — 0.6%
21st Century Fox America, Inc., 6.90%, 8/15/39	100,000	125,160
AMC Entertainment, Inc., 9.75%, 12/1/20	90,000	104,288
Cablevision Systems Corp., 8.625%, 9/15/17	140,000	167,300
Cablevision Systems Corp., 5.875%, 9/15/22	150,000	156,375
CBS Corp., 3.375%, 3/1/22	40,000	39,408
CBS Corp., 4.85%, 7/1/42	30,000	28,795
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	440,000	466,950
CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	215,000	215,537
Cengage Learning Acquisitions, Inc., 10.50%, 1/15/15(1)(2)(4)	200,000	66,000
Cinemark USA, Inc., 5.125%, 12/15/22	55,000	55,550
Clear Channel Communications, Inc., PIK, 14.00%, 2/1/21	305,525	304,761
Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/20	220,000	239,250
Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	100,000	107,000
Comcast Corp., 5.90%, 3/15/16	243,000	267,845
Comcast Corp., 6.40%, 5/15/38	100,000	123,908
CSC Holdings LLC, 7.625%, 7/15/18	150,000	174,937
CSC Holdings LLC, 6.75%, 11/15/21	120,000	135,900
Cumulus Media Holdings, Inc., 7.75%, 5/1/19	125,000	135,625
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14	80,000	81,951
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21	70,000	75,650

Discovery Communications LLC, 5.625%, 8/15/19	50,000	57,290
Discovery Communications LLC, 3.25%, 4/1/23	30,000	28,789
DISH DBS Corp., 7.125%, 2/1/16	185,000	203,962
DISH DBS Corp., 4.625%, 7/15/17	130,000	138,287
DISH DBS Corp., 6.75%, 6/1/21	205,000	230,112
DISH DBS Corp., 5.00%, 3/15/23	95,000	94,525
Lamar Media Corp., 5.875%, 2/1/22	115,000	122,475
Lamar Media Corp., 5.00%, 5/1/23	140,000	140,350
McClatchy Co. (The), 9.00%, 12/15/22	50,000	57,438
Mediacom LLC / Mediacom Capital Corp., 9.125%, 8/15/19	125,000	135,000
Nara Cable Funding Ltd., 8.875%, 12/1/18(2)	95,000	103,788
NBCUniversal Media LLC, 5.15%, 4/30/20	60,000	68,701
NBCUniversal Media LLC, 4.375%, 4/1/21	50,000	54,418
NBCUniversal Media LLC, 2.875%, 1/15/23	150,000	144,576
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	108,000	109,890
Omnicom Group, Inc., 3.625%, 5/1/22	10,000	9,996
Qwest Corp., 7.50%, 10/1/14	90,000	93,289
RR Donnelley & Sons Co., 7.25%, 5/15/18	42,000	48,930
RR Donnelley & Sons Co., 8.25%, 3/15/19	95,000	111,388
Sable International Finance Ltd., 8.75%, 2/1/20(2)	125,000	140,937
Sinclair Television Group, Inc., 8.375%, 10/15/18	90,000	97,313
Sinclair Television Group, Inc., 5.375%, 4/1/21	100,000	101,000
Sirius XM Holdings, Inc., 5.875%, 10/1/20(2)	125,000	131,875
Sirius XM Holdings, Inc., 5.75%, 8/1/21(2)	125,000	130,625
Time Warner Cable, Inc., 6.75%, 7/1/18	35,000	41,301
Time Warner Cable, Inc., 4.50%, 9/15/42	20,000	18,291
Time Warner, Inc., 3.15%, 7/15/15	90,000	93,136
Time Warner, Inc., 7.70%, 5/1/32	130,000	173,809
Time Warner, Inc., 5.35%, 12/15/43	40,000	42,477
Univision Communications, Inc., 6.875%, 5/15/19(2)	225,000	242,437
Univision Communications, Inc., 8.50%, 5/15/21(2)	110,000	122,787
Viacom, Inc., 4.375%, 9/15/14	80,000	81,638
Viacom, Inc., 4.50%, 3/1/21	30,000	32,250
Viacom, Inc., 3.125%, 6/15/22	50,000	48,034
Videotron Ltee, 5.00%, 7/15/22	175,000	178,062
Visant Corp., 10.00%, 10/1/17	125,000	121,563
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	60,000	56,051
Wind Acquisition Finance SA, 11.75%, 7/15/17(2)	250,000	265,000
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	115,000	121,612
		7,265,592
METALS AND MINING — 0.2%
AK Steel Corp., 7.625%, 5/15/20	40,000	39,800
ArcelorMittal, 4.25%, 8/5/15	225,000	232,875
ArcelorMittal, 5.00%, 2/25/17	230,000	246,962
ArcelorMittal, 6.125%, 6/1/18	200,000	220,750
ArcelorMittal, 7.25%, 3/1/41	365,000	372,756
Barrick Gold Corp., 4.10%, 5/1/23	30,000	28,780
Barrick North America Finance LLC, 4.40%, 5/30/21	90,000	91,278
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15(2)	64,000	66,342
FMG Resources August 2006 Pty Ltd., 6.875%, 2/1/18(2)	100,000	105,625
FMG Resources August 2006 Pty Ltd., 8.25%, 11/1/19(2)	110,000	121,688

Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23	20,000	19,399
Newmont Mining Corp., 6.25%, 10/1/39	70,000	67,745
Novelis, Inc., 8.375%, 12/15/17	100,000	107,125
Southern Copper Corp., 5.25%, 11/8/42	20,000	17,223
Steel Dynamics, Inc., 5.25%, 4/15/23	95,000	98,088
Teck Resources Ltd., 3.15%, 1/15/17	60,000	62,760
Vale Overseas Ltd., 5.625%, 9/15/19	170,000	190,035
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	21,117
Xstrata Canada Financial Corp., 4.95%, 11/15/21(2)	50,000	52,382
		2,162,730
MULTI-UTILITIES — 0.2%
Calpine Corp., 7.50%, 2/15/21(2)	80,000	88,600
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	8,777
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	40,000	37,567
Constellation Energy Group, Inc., 5.15%, 12/1/20	50,000	54,802
Consumers Energy Co., 2.85%, 5/15/22	20,000	19,669
Consumers Energy Co., 3.375%, 8/15/23	70,000	70,254
Dominion Gas Holdings LLC, 3.55%, 11/1/23(2)	20,000	19,886
Dominion Resources, Inc., 6.40%, 6/15/18	120,000	140,598
Dominion Resources, Inc., 2.75%, 9/15/22	50,000	47,150
Dominion Resources, Inc., 4.90%, 8/1/41	30,000	30,454
Duke Energy Corp., 3.55%, 9/15/21	40,000	41,228
Duke Energy Florida, Inc., 6.35%, 9/15/37	51,000	66,019
Edison International, 3.75%, 9/15/17	90,000	96,609
EDP Finance BV, 6.00%, 2/2/18(2)	120,000	130,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, 12/1/20	114,000	119,130
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., PIK, 11.25%, 12/1/18(2)	38,243	25,623
Exelon Generation Co. LLC, 4.25%, 6/15/22	40,000	40,193
Exelon Generation Co. LLC, 5.60%, 6/15/42	30,000	30,600
Florida Power Corp., 3.85%, 11/15/42	40,000	37,173
GenOn Energy, Inc., 9.50%, 10/15/18	125,000	130,000
Georgia Power Co., 4.30%, 3/15/42	30,000	29,004
Ipalco Enterprises, Inc., 5.00%, 5/1/18	95,000	101,175
Nisource Finance Corp., 4.45%, 12/1/21	40,000	42,431
Nisource Finance Corp., 5.65%, 2/1/45	40,000	42,990
NRG Energy, Inc., 7.625%, 1/15/18	125,000	141,875
NRG Energy, Inc., 7.625%, 5/15/19	79,000	82,950
PacifiCorp, 6.00%, 1/15/39	30,000	37,475
Progress Energy, Inc., 3.15%, 4/1/22	40,000	39,411
Public Service Company of Colorado, 4.75%, 8/15/41	30,000	31,862
Sempra Energy, 6.50%, 6/1/16	40,000	44,881
Sempra Energy, 2.875%, 10/1/22	70,000	66,734
Southern Power Co., 5.15%, 9/15/41	20,000	21,095
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.50%, 10/1/20(2)	125,000	92,656
Xcel Energy, Inc., 4.80%, 9/15/41	20,000	20,942
		2,030,313
MULTILINE RETAIL†
Bon-Ton Department Stores, Inc. (The), 8.00%, 6/15/21	125,000	119,687
J.C. Penney Corp., Inc., 7.65%, 8/15/16	125,000	113,438
Macy's Retail Holdings, Inc., 3.875%, 1/15/22	60,000	61,858
Macy's Retail Holdings, Inc., 4.375%, 9/1/23	50,000	52,106

Target Corp., 4.00%, 7/1/42	100,000	90,994
		438,083
OFFICE ELECTRONICS†
CDW LLC / CDW Finance Corp., 8.00%, 12/15/18	65,000	70,687
Xerox Corp., 2.95%, 3/15/17	30,000	31,428
		102,115
OIL, GAS AND CONSUMABLE FUELS — 0.6%
Alpha Natural Resources, Inc., 6.00%, 6/1/19	155,000	133,687
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	120,000	131,400
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	175,000	189,000
Anadarko Petroleum Corp., 5.95%, 9/15/16	70,000	78,242
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	35,704
Antero Resources Finance Corp., 7.25%, 8/1/19	65,000	70,200
Apache Corp., 4.75%, 4/15/43	30,000	30,329
BP Capital Markets plc, 2.25%, 11/1/16	100,000	103,646
BP Capital Markets plc, 4.50%, 10/1/20	70,000	77,119
Chesapeake Energy Corp., 9.50%, 2/15/15	125,000	135,156
Chesapeake Energy Corp., 6.625%, 8/15/20	210,000	240,975
Chesapeake Energy Corp., 5.375%, 6/15/21	100,000	107,500
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	125,000	133,125
Chevron Corp., 2.43%, 6/24/20	30,000	30,193
Concho Resources, Inc., 5.50%, 10/1/22	150,000	158,250
Concho Resources, Inc., 5.50%, 4/1/23	125,000	131,250
ConocoPhillips Holding Co., 6.95%, 4/15/29	30,000	40,332
Consol Energy, Inc., 8.00%, 4/1/17	170,000	177,650
Continental Resources, Inc., 5.00%, 9/15/22	140,000	146,825
Denbury Resources, Inc., 8.25%, 2/15/20	105,000	115,369
Denbury Resources, Inc., 4.625%, 7/15/23	125,000	118,437
Devon Energy Corp., 1.875%, 5/15/17	20,000	20,288
Devon Energy Corp., 5.60%, 7/15/41	60,000	66,618
Energy XXI Gulf Coast, Inc., 7.75%, 6/15/19	100,000	108,000
EOG Resources, Inc., 5.625%, 6/1/19	120,000	139,808
EOG Resources, Inc., 4.10%, 2/1/21	40,000	42,907
EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20	250,000	290,625
Halcon Resources Corp., 8.875%, 5/15/21	100,000	102,250
Hess Corp., 6.00%, 1/15/40	30,000	34,469
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 5/15/19	100,000	104,750
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	150,000	164,250
Marathon Petroleum Corp., 3.50%, 3/1/16	30,000	31,518
MEG Energy Corp., 7.00%, 3/31/24(2)	150,000	157,875
Newfield Exploration Co., 5.625%, 7/1/24	88,000	92,840
Noble Energy, Inc., 4.15%, 12/15/21	110,000	116,288
Peabody Energy Corp., 7.375%, 11/1/16	45,000	50,962
Peabody Energy Corp., 6.00%, 11/15/18	430,000	467,625
Peabody Energy Corp., 6.50%, 9/15/20	50,000	53,250
Pemex Project Funding Master Trust, 6.625%, 6/15/35	30,000	33,014
Petro-Canada, 6.80%, 5/15/38	60,000	76,250
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20	140,000	146,413
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	50,000	50,391
Petroleos Mexicanos, 6.00%, 3/5/20	80,000	90,600
Petroleos Mexicanos, 4.875%, 1/24/22	20,000	20,950

Petroleos Mexicanos, 3.50%, 1/30/23	30,000	28,125
Petroleos Mexicanos, 5.50%, 6/27/44	30,000	28,524
Phillips 66, 4.30%, 4/1/22	120,000	126,873
Pioneer Natural Resources Co., 3.95%, 7/15/22	20,000	20,517
QEP Resources, Inc., 5.25%, 5/1/23	100,000	100,250
Range Resources Corp., 5.75%, 6/1/21	100,000	108,000
Range Resources Corp., 5.00%, 8/15/22	155,000	160,425
Sabine Pass LNG LP, 7.50%, 11/30/16	225,000	250,875
Samson Investment Co., 10.75%, 2/15/20(2)	115,000	128,369
SandRidge Energy, Inc., 7.50%, 3/15/21	135,000	143,437
Shell International Finance BV, 2.375%, 8/21/22	80,000	75,771
Shell International Finance BV, 3.625%, 8/21/42	30,000	26,740
Shell International Finance BV, 4.55%, 8/12/43	20,000	20,560
Statoil ASA, 2.45%, 1/17/23	80,000	75,757
Statoil ASA, 4.80%, 11/8/43	40,000	42,844
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.50%, 10/1/18	100,000	107,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 7.375%, 3/15/20	50,000	54,000
Talisman Energy, Inc., 7.75%, 6/1/19	40,000	48,787
Tesoro Corp., 4.25%, 10/1/17	100,000	105,750
Total Capital Canada Ltd., 2.75%, 7/15/23	40,000	37,992
Total Capital SA, 2.125%, 8/10/18	50,000	50,935
Venoco, Inc., 8.875%, 2/15/19	140,000	141,750
Weatherford International Ltd., 4.50%, 4/15/22	50,000	52,257
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	162,375
WPX Energy, Inc., 5.25%, 1/15/17	125,000	134,844
		7,079,087
PAPER AND FOREST PRODUCTS†
Domtar Corp., 4.40%, 4/1/22	60,000	60,080
International Paper Co., 6.00%, 11/15/41	60,000	69,855
		129,935
PERSONAL PRODUCTS†
Elizabeth Arden, Inc., 7.375%, 3/15/21	145,000	155,875
PHARMACEUTICALS — 0.1%
AbbVie, Inc., 1.75%, 11/6/17	60,000	60,489
AbbVie, Inc., 2.90%, 11/6/22	30,000	29,035
Actavis, Inc., 1.875%, 10/1/17	70,000	70,058
Actavis, Inc., 3.25%, 10/1/22	60,000	57,733
Actavis, Inc., 4.625%, 10/1/42	30,000	28,561
Bristol-Myers Squibb Co., 3.25%, 8/1/42	30,000	24,563
Endo Pharmaceuticals Holdings, Inc., 7.00%, 7/15/19	90,000	97,875
Endo Pharmaceuticals Holdings, Inc., 7.00%, 12/15/20	35,000	38,150
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	50,000	49,317
Merck & Co., Inc., 2.40%, 9/15/22	60,000	56,529
Merck & Co., Inc., 3.60%, 9/15/42	10,000	8,766
Mylan, Inc., 5.40%, 11/29/43	10,000	10,595
Roche Holdings, Inc., 6.00%, 3/1/19(2)	35,000	41,461
Roche Holdings, Inc., 7.00%, 3/1/39(2)	40,000	55,519
Sanofi, 4.00%, 3/29/21	55,000	59,132
Valeant Pharmaceuticals International, 6.875%, 12/1/18(2)	100,000	106,875
Valeant Pharmaceuticals International, 6.375%, 10/15/20(2)	225,000	246,937
Valeant Pharmaceuticals International, 7.25%, 7/15/22(2)	125,000	139,688

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 9/15/18	75,000	80,625
		1,261,908
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
American Tower Corp., 5.05%, 9/1/20	60,000	65,375
American Tower Corp., 4.70%, 3/15/22	10,000	10,470
BRE Properties, Inc., 3.375%, 1/15/23	30,000	28,483
Essex Portfolio LP, 3.625%, 8/15/22	20,000	19,425
Essex Portfolio LP, 3.25%, 5/1/23	20,000	18,844
Felcor Lodging LP, 6.75%, 6/1/19	20,000	21,600
HCP, Inc., 3.75%, 2/1/16	60,000	63,309
Health Care REIT, Inc., 2.25%, 3/15/18	20,000	20,181
Health Care REIT, Inc., 3.75%, 3/15/23	60,000	59,097
Health Care REIT, Inc., 4.50%, 1/15/24	40,000	41,314
Host Hotels & Resorts LP, 5.875%, 6/15/19	55,000	59,680
Host Hotels & Resorts LP, 3.75%, 10/15/23	30,000	29,219
Kilroy Realty LP, 3.80%, 1/15/23	90,000	87,944
MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	125,000	135,937
Omega Healthcare Investors, Inc., 5.875%, 3/15/24	50,000	52,375
ProLogis LP, 4.25%, 8/15/23	50,000	51,227
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21	40,000	43,128
		807,608
REAL ESTATE MANAGEMENT AND DEVELOPMENT†
CBRE Services, Inc., 5.00%, 3/15/23	125,000	125,625
Realogy Corp., 7.875%, 2/15/19(2)	50,000	54,500
		180,125
ROAD AND RAIL†
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	103,000	108,830
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41	40,000	42,066
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	57,546
CSX Corp., 4.25%, 6/1/21	50,000	53,601
CSX Corp., 3.70%, 11/1/23	60,000	59,999
Norfolk Southern Corp., 5.75%, 4/1/18	20,000	23,093
Union Pacific Corp., 4.00%, 2/1/21	40,000	42,813
Union Pacific Corp., 4.75%, 9/15/41	80,000	82,729
		470,677
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT†
Advanced Micro Devices, Inc., 8.125%, 12/15/17	230,000	241,787
Freescale Semiconductor, Inc., 8.05%, 2/1/20	103,000	113,558
Intel Corp., 1.35%, 12/15/17	60,000	60,042
		415,387
SOFTWARE — 0.1%
Infor US, Inc., 9.375%, 4/1/19	125,000	141,875
Intuit, Inc., 5.75%, 3/15/17	303,000	341,642
Microsoft Corp., 2.375%, 5/1/23	30,000	28,163
Nuance Communications, Inc., 5.375%, 8/15/20(2)	50,000	50,375
Oracle Corp., 2.50%, 10/15/22	100,000	94,406
Oracle Corp., 3.625%, 7/15/23	90,000	91,539
Sabre, Inc., 8.50%, 5/15/19(2)	125,000	139,688
		887,688
SPECIALTY RETAIL — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	125,000	135,156

Hertz Corp. (The), 6.75%, 4/15/19	125,000	134,531
Hertz Corp. (The), 7.375%, 1/15/21	200,000	221,000
Home Depot, Inc. (The), 5.95%, 4/1/41	70,000	85,794
Party City Holdings, Inc., 8.875%, 8/1/20	50,000	56,000
Petco Animal Supplies, Inc., 9.25%, 12/1/18(2)	225,000	243,000
Rent-A-Center, Inc., 6.625%, 11/15/20	70,000	73,325
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19	135,000	148,837
Sonic Automotive, Inc., 7.00%, 7/15/22	80,000	88,400
Sonic Automotive, Inc., 5.00%, 5/15/23	125,000	121,250
Staples, Inc., 4.375%, 1/12/23	50,000	49,331
Stewart Enterprises, Inc., 6.50%, 4/15/19	65,000	68,608
Toys "R" Us Delaware, Inc., 7.375%, 9/1/16(2)	125,000	115,937
Toys "R" Us Property Co. II LLC, 8.50%, 12/1/17	85,000	87,869
United Rentals North America, Inc., 5.75%, 7/15/18	95,000	102,363
United Rentals North America, Inc., 8.375%, 9/15/20	175,000	196,875
		1,928,276
TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Burlington Coat Factory Warehouse Corp., 10.00%, 2/15/19	125,000	139,687
Gymboree Corp., 9.125%, 12/1/18	125,000	111,563
Hanesbrands, Inc., 6.375%, 12/15/20	145,000	159,862
L Brands, Inc., 6.90%, 7/15/17	100,000	115,000
L Brands, Inc., 6.625%, 4/1/21	75,000	84,469
L Brands, Inc., 5.625%, 2/15/22	140,000	147,700
Polymer Group, Inc., 7.75%, 2/1/19	125,000	134,219
PVH Corp., 7.375%, 5/15/20	20,000	22,300
		914,800
TOBACCO†
Altria Group, Inc., 2.85%, 8/9/22	140,000	131,549
Philip Morris International, Inc., 4.125%, 5/17/21	110,000	118,105
		249,654
TRANSPORTATION INFRASTRUCTURE†
CEVA Group plc, 8.375%, 12/1/17(2)	70,000	73,500
WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Alltel Corp., 7.875%, 7/1/32	40,000	54,279
America Movil SAB de CV, 5.00%, 3/30/20	20,000	22,176
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	20,000	25,564
Cricket Communications, Inc., 7.75%, 10/15/20	150,000	170,625
MetroPCS Wireless, Inc., 7.875%, 9/1/18	90,000	96,075
MetroPCS Wireless, Inc., 6.625%, 11/15/20	125,000	134,531
Sprint Communications, 6.00%, 12/1/16	455,000	498,794
Sprint Communications, 9.00%, 11/15/18(2)	100,000	122,750
Sprint Communications, 7.00%, 3/1/20(2)	100,000	116,000
Sprint Communications, 6.00%, 11/15/22	220,000	226,600
Sprint Corp., 7.125%, 6/15/24(2)	125,000	131,562
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21(2)	120,000	129,150
Vodafone Group plc, 5.625%, 2/27/17	30,000	33,918
		1,762,024
TOTAL CORPORATE BONDS (Cost $75,984,851)		79,445,326
U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Bonds, 5.50%, 8/15/28	50,000	64,168

U.S. Treasury Bonds, 4.375%, 11/15/39	1,400,000	1,611,750
U.S. Treasury Bonds, 4.375%, 5/15/41	200,000	230,250
U.S. Treasury Bonds, 2.75%, 11/15/42	1,450,000	1,227,856
U.S. Treasury Bonds, 3.125%, 2/15/43	250,000	228,809
U.S. Treasury Bonds, 2.875%, 5/15/43	550,000	477,125
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	5,135,503	6,294,601
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	819,652	978,492
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	766,404	917,589
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	680,869	590,894
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	415,695	346,439
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15	3,595,260	3,793,560
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/16	1,056,060	1,092,650
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16	1,500,538	1,653,756
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/17	7,389,360	7,675,410
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	2,521,025	2,612,019
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	808,470	886,791
U.S. Treasury Inflation Indexed Notes, 1.125%, 1/15/21	4,422,282	4,765,698
U.S. Treasury Inflation Indexed Notes, 0.625%, 7/15/21	620,556	648,238
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	1,338,883	1,328,633
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/22	2,179,369	2,160,809
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/23	1,464,341	1,432,536
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	4,407,304	4,409,543
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	2,697,381	2,736,471
U.S. Treasury Inflation Indexed Notes, 1.375%, 2/15/44	100,020	101,661
U.S. Treasury Notes, 0.50%, 10/15/14	700,000	701,736
U.S. Treasury Notes, 0.25%, 5/31/15	2,000,000	2,002,304
U.S. Treasury Notes, 1.875%, 6/30/15	500,000	511,280
U.S. Treasury Notes, 0.375%, 11/15/15(5)	1,000,000	1,002,109
U.S. Treasury Notes, 1.375%, 11/30/15	500,000	509,688
U.S. Treasury Notes, 2.125%, 12/31/15	3,000,000	3,100,722
U.S. Treasury Notes, 0.375%, 1/15/16	2,750,000	2,754,458
U.S. Treasury Notes, 0.625%, 12/15/16	3,400,000	3,401,860
U.S. Treasury Notes, 0.875%, 2/28/17	600,000	603,000
U.S. Treasury Notes, 0.75%, 6/30/17	1,350,000	1,345,148
U.S. Treasury Notes, 2.375%, 7/31/17	700,000	734,699
U.S. Treasury Notes, 2.625%, 4/30/18	100,000	105,789
U.S. Treasury Notes, 1.375%, 7/31/18	5,700,000	5,715,584
U.S. Treasury Notes, 1.375%, 9/30/18	700,000	700,000
U.S. Treasury Notes, 1.25%, 10/31/18	4,300,000	4,269,934
U.S. Treasury Notes, 1.25%, 11/30/18	680,000	674,262
U.S. Treasury Notes, 1.75%, 5/15/23	1,750,000	1,631,670
TOTAL U.S. TREASURY SECURITIES (Cost $76,844,833)		78,029,991
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(6) — 2.8%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.4%
FHLMC, VRN, 1.76%, 3/15/14	94,381	95,624
FHLMC, VRN, 1.85%, 3/15/14	185,369	188,534
FHLMC, VRN, 1.97%, 3/15/14	167,174	170,928
FHLMC, VRN, 1.98%, 3/15/14	144,872	147,808
FHLMC, VRN, 2.07%, 3/15/14	350,140	354,121

FHLMC, VRN, 2.26%, 3/15/14	129,673	138,004
FHLMC, VRN, 2.36%, 3/15/14	254,046	251,459
FHLMC, VRN, 2.37%, 3/15/14	337,052	333,206
FHLMC, VRN, 2.375%, 3/15/14	331,896	353,815
FHLMC, VRN, 2.40%, 3/15/14	66,914	71,379
FHLMC, VRN, 2.57%, 3/15/14	73,236	77,066
FHLMC, VRN, 2.59%, 3/15/14	100,851	107,928
FHLMC, VRN, 2.88%, 3/15/14	41,875	42,930
FHLMC, VRN, 3.23%, 3/15/14	53,375	56,934
FHLMC, VRN, 3.30%, 3/15/14	177,801	185,500
FHLMC, VRN, 3.81%, 3/15/14	116,904	123,204
FHLMC, VRN, 4.04%, 3/15/14	96,631	102,656
FHLMC, VRN, 4.36%, 3/15/14	147,892	153,582
FHLMC, VRN, 4.66%, 3/15/14	190,481	205,274
FHLMC, VRN, 5.15%, 3/15/14	18,226	18,920
FHLMC, VRN, 5.22%, 3/15/14	50,418	53,534
FHLMC, VRN, 5.37%, 3/15/14	129,781	135,960
FHLMC, VRN, 6.12%, 3/15/14	41,182	43,364
FNMA, VRN, 1.89%, 3/25/14	163,369	174,275
FNMA, VRN, 1.94%, 3/25/14	213,868	228,324
FNMA, VRN, 2.32%, 3/25/14	58,578	62,241
FNMA, VRN, 2.32%, 3/25/14	161,810	172,514
FNMA, VRN, 2.70%, 3/25/14	176,013	178,943
FNMA, VRN, 3.32%, 3/25/14	116,329	120,774
FNMA, VRN, 3.35%, 3/25/14	79,088	84,897
FNMA, VRN, 3.77%, 3/25/14	80,351	84,908
FNMA, VRN, 3.92%, 3/25/14	99,558	105,268
FNMA, VRN, 3.94%, 3/25/14	50,365	53,667
FNMA, VRN, 5.24%, 3/25/14	183,910	199,001
		4,876,542
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
FHLMC, 7.00%, 6/1/14	371	373
FHLMC, 4.50%, 1/1/19	120,355	128,471
FHLMC, 5.00%, 1/1/21	152,267	165,508
FHLMC, 5.00%, 4/1/21	211,270	226,572
FHLMC, 7.00%, 8/1/29	1,526	1,726
FHLMC, 8.00%, 7/1/30	11,117	13,191
FHLMC, 5.50%, 12/1/33	98,062	110,172
FHLMC, 6.00%, 11/1/38	598,829	665,049
FHLMC, 6.50%, 7/1/47	16,642	18,057
FNMA, 6.00%, 4/1/14	37	37
FNMA, 7.50%, 6/1/15	589	592
FNMA, 5.50%, 12/1/16	19,347	20,705
FNMA, 4.50%, 5/1/19	70,504	75,462
FNMA, 4.50%, 5/1/19	87,189	93,344
FNMA, 5.00%, 9/1/20	57,288	61,941
FNMA, 7.00%, 6/1/26	587	656
FNMA, 7.50%, 3/1/27	2,224	2,278
FNMA, 7.00%, 1/1/29	4,646	5,224
FNMA, 6.50%, 4/1/29	14,036	15,742
FNMA, 6.50%, 8/1/29	10,480	11,971

FNMA, 6.50%, 12/1/29	22,549	25,251
FNMA, 7.00%, 3/1/30	5,344	6,057
FNMA, 8.00%, 7/1/30	11,736	13,040
FNMA, 7.50%, 9/1/30	3,343	4,033
FNMA, 5.00%, 7/1/31	13,313	14,651
FNMA, 7.00%, 9/1/31	15,706	17,742
FNMA, 6.50%, 1/1/32	9,597	11,092
FNMA, 6.50%, 8/1/32	9,805	11,091
FNMA, 6.50%, 11/1/32	92,099	104,628
FNMA, 5.50%, 6/1/33	34,795	38,683
FNMA, 5.50%, 8/1/33	57,381	63,616
FNMA, 5.00%, 11/1/33	422,675	466,653
FNMA, 4.50%, 9/1/35	267,969	288,717
FNMA, 5.00%, 1/1/36	1,534,270	1,683,374
FNMA, 5.00%, 2/1/36	352,561	386,872
FNMA, 5.50%, 1/1/37	259,236	287,571
FNMA, 5.50%, 2/1/37	140,071	155,123
FNMA, 6.50%, 8/1/37	164,721	178,943
FNMA, 4.50%, 2/1/39	468,958	504,816
FNMA, 5.00%, 4/1/40	811,352	893,669
FNMA, 5.00%, 6/1/40	688,141	757,265
FNMA, 3.50%, 1/1/41	664,619	674,676
FNMA, 4.00%, 1/1/41	1,732,241	1,823,312
FNMA, 4.50%, 1/1/41	880,468	948,897
FNMA, 4.50%, 2/1/41	757,299	815,385
FNMA, 4.00%, 5/1/41	653,021	686,189
FNMA, 4.50%, 7/1/41	935,140	1,008,326
FNMA, 4.50%, 9/1/41	1,089,936	1,172,934
FNMA, 4.00%, 12/1/41	581,155	610,656
FNMA, 4.00%, 1/1/42	331,963	348,860
FNMA, 3.50%, 5/1/42	1,691,493	1,717,326
FNMA, 3.50%, 6/1/42	229,566	233,161
FNMA, 3.50%, 9/1/42	1,895,663	1,927,426
FNMA, 3.00%, 11/1/42	752,435	733,232
FNMA, 6.50%, 8/1/47	29,872	32,565
FNMA, 6.50%, 8/1/47	31,846	34,743
FNMA, 6.50%, 9/1/47	110,515	120,408
FNMA, 6.50%, 9/1/47	4,102	4,470
FNMA, 6.50%, 9/1/47	12,135	13,232
FNMA, 6.50%, 9/1/47	37,347	40,684
FNMA, 6.50%, 9/1/47	11,769	12,816
GNMA, 7.50%, 10/15/25	2,463	2,779
GNMA, 6.00%, 3/15/26	28,387	32,114
GNMA, 7.00%, 12/15/27	4,656	4,846
GNMA, 6.50%, 2/15/28	2,329	2,631
GNMA, 7.50%, 5/15/30	3,326	3,505
GNMA, 7.00%, 5/15/31	22,702	27,169
GNMA, 5.50%, 11/15/32	54,141	60,354
GNMA, 6.50%, 10/15/38	856,791	971,628
GNMA, 4.00%, 1/20/41	1,523,789	1,619,102
GNMA, 4.50%, 5/20/41	776,404	846,489

GNMA, 4.50%, 6/15/41	702,378	769,188
GNMA, 4.00%, 6/20/42	1,386,591	1,473,155
		26,302,216
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $30,456,201)		31,178,758
MUNICIPAL SECURITIES — 0.6%
Alameda County Industrial Development Authority Rev., Series 1997 A, (Plyproperties Project), VRDN, 0.05%, 3/6/14 (LOC: Wells Fargo Bank N.A.)	440,000	440,000
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47	30,000	33,555
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50	50,000	65,511
Appling County Development Authority Rev., (Georgia Power Co. Plant Hatch), VRDN, 0.05%, 3/3/14	500,000	500,000
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40	95,000	122,035
California GO, (Building Bonds), 6.65%, 3/1/22	60,000	72,657
California GO, (Building Bonds), 7.55%, 4/1/39	20,000	27,953
California GO, (Building Bonds), 7.30%, 10/1/39	45,000	60,774
California GO, (Building Bonds), 7.60%, 11/1/40	40,000	56,629
City of Lowell Rev., (Little Rock Newspapers), VRDN, 0.09%, 3/5/14 (LOC: JPMorgan Chase Bank N.A.), (Acquired 4/11/12, Cost $450,000)(7)	450,000	450,000
Clarksville Public Building Authority Rev., (Adjusted Financing Morristown Loans), VRDN, 0.07%, 3/3/14 (LOC: Bank of America N.A.)	500,000	500,000
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	85,000	83,956
Kansas State Department of Transportation Highway Rev., Series 2010 A, (Building Bonds), 4.60%, 9/1/35	50,000	52,464
Little Rock Metrocentere Improvement District No. 1 Rev., (Little Rock Newspapers, Inc.), VRDN, 0.04%, 3/3/14 (LOC: JPMorgan Chase Bank N.A.)	500,000	500,000
Long Island Power Authority Electric System Rev., Series 1998 2B, VRDN, 0.04%, 3/3/14 (LOC: Bayerische Landesbank)	600,000	600,000
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36	50,000	63,127
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39	35,000	40,335
Metropolitan Transportation Authority Rev., Series 2010 C1, (Building Bonds), 6.69%, 11/15/40	75,000	94,852
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40	40,000	51,241
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40	70,000	99,255
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	30,000	41,176
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37	30,000	36,724
Ohio Water Development Authority Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34	80,000	86,255
Orange County Housing Finance Authority Multifamily Rev., Series 2002 B, (Millenia), VRDN, 0.17%, 3/5/14 (LOC: FNMA)	240,000	240,000
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	50,000	61,029
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	42,040
Puerto Rico GO, Series 2012 A, (Public Improvement), 5.50%, 7/1/39	1,400,000	1,081,696
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	90,000	106,087
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36	140,000	158,315
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	45,000	48,800
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	50,000	59,529
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	55,000	63,678
Tempe Industrial Development Authority Rev., Series 2004 B, (ASUF Brickyard LLC), VRDN, 0.13%, 3/6/14 (LOC: Bank of America N.A.)	457,000	457,000

Utah Housing Corp. Multifamily Housing Rev., Series 2004 B, (Tanglewood),VRDN, 0.14%, 3/5/14 (LOC: Citibank N.A.)	400,000	400,000
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40	20,000	21,822
Wisconsin Health & Educational Facilities Authority Rev., (Benevolent Corporation Cedar Community), VRDN, 0.05%, 3/6/14 (LOC: JPMorgan Chase Bank N.A.)	435,000	435,000
TOTAL MUNICIPAL SECURITIES (Cost $6,947,112)		7,253,495
COMMERCIAL MORTGAGE-BACKED SECURITIES(6) — 0.6%
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 3/1/14	200,000	210,823
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 3/1/14	175,000	187,052
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	265,000	257,830
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(2)	375,000	359,553
CenterPoint Energy Transition Bond Co. LLC, Series 2012-1, Class A2 SEQ, 2.16%, 10/15/21	130,000	130,957
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, VRN, 5.22%, 3/1/14	100,000	106,634
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	250,000	260,386
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 3/1/14	250,000	255,339
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ, VRN, 4.86%, 3/1/14	100,000	102,822
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 3/1/14	182,827	183,594
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39	326,981	337,996
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39	573,744	592,609
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A SEQ, 3.55%, 4/10/34(2)	425,000	431,194
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 3/10/14(2)	375,000	362,750
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class A4, 4.17%, 12/15/46	100,000	105,226
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2013-C16, Class AS, 4.52%, 12/15/46	150,000	158,205
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31	29,038	30,205
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.94%, 3/11/14	33,824	33,930
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 3/11/14	75,000	77,206
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 3/11/14	250,000	263,228
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM, VRN, 5.26%, 3/11/14	325,000	347,816
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4 SEQ, 2.86%, 11/15/45	175,000	168,997
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42	12,520	12,515
Morgan Stanley Capital I, Series 2005-T17, Class A5 SEQ, 4.78%, 12/13/41	628,944	640,658
VNO Mortgage Trust, Series 2013-PENN, Class C, VRN, 3.95%, 3/1/14(2)	100,000	102,342
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41	7,842	7,897
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41	450,000	458,214
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,199,675)		6,185,978
COMMERCIAL PAPER(8) — 0.5%
Bank of Nova Scotia, 0.17%, 3/31/14	500,000	499,970
BNP Paribas Finance, Inc., 0.17%, 4/8/14	500,000	499,923
Catholic Health Initiatives, 0.15%, 3/11/14	500,000	499,989
Charta LLC, 0.17%, 3/4/14(2)	500,000	499,996
Crown Point Capital Co., 0.18%, 4/1/14(2)	500,000	499,928
Jupiter Securitization Co. LLC, 0.18%, 6/6/14(2)	500,000	499,762
Lexington Parker Capital, 0.18%, 3/17/14(2)	500,000	499,966
Liberty Street Funding LLC, 0.16%, 4/28/14(2)	500,000	499,845

San Francisco City & County Public Utilities Commission, 0.13%, 3/12/14	500,000	500,010
Thunder Bay Funding LLC, 0.17%, 3/21/14(2)	500,000	499,956
Thunder Bay Funding LLC, 0.15%, 4/25/14(2)	500,000	499,847
Toyota Motor Credit Corp., 0.19%, 6/12/14	500,000	499,784
TOTAL COMMERCIAL PAPER (Cost $5,998,889)		5,998,976
COLLATERALIZED MORTGAGE OBLIGATIONS(6) — 0.5%
PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	42,636	44,987
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	269,018	209,880
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19	51,861	53,263
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	118,487	124,782
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	58,550	55,009
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.26%, 3/1/14	106,014	106,346
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.25%, 3/1/14	109,871	109,187
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.21%, 3/1/14	70,820	70,106
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.58%, 3/1/14	64,600	64,282
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.65%, 3/1/14	173,589	175,172
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 5.22%, 3/1/14	100,824	104,407
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.76%, 3/1/14	64,956	65,920
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.69%, 3/1/14	177,672	180,880
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/1/14(2)	81,820	79,990
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.63%, 3/1/14	311,745	319,831
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	69,952	73,996
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.49%, 3/1/14	118,666	118,474
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.65%, 3/1/14	84,974	86,577
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 3/1/14	77,968	78,876
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, VRN, 4.00%, 3/1/14(2)	239,467	246,418
Wamu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	102,930	111,217
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 3/1/14	232,053	237,987
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	146,130	150,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	226,787	234,605
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-5, Class 1A1, 5.00%, 5/25/20	30,936	31,744
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	235,574	249,390
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.61%, 3/1/14	370,858	380,334
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.62%, 3/1/14	179,044	182,293
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.33%, 3/1/14	82,363	85,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 1A1, VRN, 2.65%, 3/1/14	59,948	61,776
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.62%, 3/1/14	113,886	116,000
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 3/1/14	118,408	123,609
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 5.04%, 3/1/14	340,385	346,683
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	184,901	196,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	89,550	91,415
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	102,849	107,064

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	67,656	70,346
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-9, Class 1A8, 5.50%, 7/25/37	20,449	21,033
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.04%, 3/1/14	142,006	142,236
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	133,875	141,599
		5,450,517
U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS†
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	382,771	419,091
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,835,234)		5,869,608
EXCHANGE-TRADED FUNDS — 0.2%
iShares MSCI Emerging Markets Index Fund	21,560	851,189
iShares Russell Midcap Value Index Fund	23,179	1,576,867
iShares S&P SmallCap 600 Index Fund	306	33,574
TOTAL EXCHANGE-TRADED FUNDS (Cost $2,139,388)		2,461,630
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
BRAZIL†
Brazilian Government International Bond, 5.875%, 1/15/19	$230,000	262,200
CANADA†
Province of Ontario Canada, 5.45%, 4/27/16	$100,000	110,439
Province of Ontario Canada, 1.00%, 7/22/16	$40,000	40,356
		150,795
COLOMBIA†
Colombia Government International Bond, 4.375%, 7/12/21	$100,000	104,500
ITALY†
Italy Government International Bond, 6.875%, 9/27/23	$60,000	73,086
MEXICO — 0.1%
Mexico Government International Bond, 5.625%, 1/15/17	$70,000	78,575
Mexico Government International Bond, MTN, 5.95%, 3/19/19	$200,000	233,300
Mexico Government International Bond, 5.125%, 1/15/20	$70,000	78,575
Mexico Government International Bond, 6.05%, 1/11/40	$80,000	89,920
Mexico Government International Bond, MTN, 4.75%, 3/8/44	$30,000	28,125
		508,495
PERU†
Peruvian Government International Bond, 6.55%, 3/14/37	$40,000	47,500
Peruvian Government International Bond, 5.625%, 11/18/50	$60,000	62,400
		109,900
POLAND†
Poland Government International Bond, 5.125%, 4/21/21	$70,000	78,138

SOUTH KOREA†
Export-Import Bank of Korea, 3.75%, 10/20/16	$100,000	107,111
Korea Development Bank (The), 3.25%, 3/9/16	$80,000	83,924
Korea Development Bank (The), 4.00%, 9/9/16	$70,000	75,050
		266,085
URUGUAY†
Uruguay Government International Bond, 4.125%, 11/20/45	$30,000	23,955
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,476,658)		1,577,154
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 6.625%, 11/15/30 (Cost $1,283,237)	950,000	1,297,299

ASSET-BACKED SECURITIES(6) — 0.1%
American Airlines Pass-Through Trust, 7.00%, 7/31/19(2)	58,433	63,400
Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.51%, 3/15/14(3)	275,000	275,161
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	150,000	150,083
TAL Advantage LLC, Series 2014-1A, Class A, 3.51%, 2/22/39(2)	200,000	201,024
UAL 2007-1 Pass Through Trust, Series 071A, 6.64%, 1/2/24	89,990	97,694
US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27	60,000	60,450
TOTAL ASSET-BACKED SECURITIES (Cost $838,244)		847,812
PREFERRED STOCKS†
CONSUMER FINANCE†
Ally Financial, Inc., 7.00%(2) (Cost $126,170)	131	129,800
CONVERTIBLE PREFERRED STOCKS†
HOUSEHOLD DURABLES†
Beazer Homes USA, Inc., 7.50%, 7/15/15	1,244	43,888
TOBACCO†
Universal Corp., 6.75%	20	25,818
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $53,945)		69,706
TEMPORARY CASH INVESTMENTS — 0.9%
SSgA U.S. Government Money Market Fund (Cost $9,548,667)	9,548,667	9,548,667
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $882,982,459)		1,125,955,420
OTHER ASSETS AND LIABILITIES — 0.1%		589,131
TOTAL NET ASSETS — 100.0%		$1,126,544,551

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
USD	1,523,739	CAD	1,689,217	JPMorgan Chase Bank N.A.	03/31/14	(782)
USD	518,886	EUR	377,792	UBS AG	03/31/14	(2,570)
USD	814,610	EUR	593,104	UBS AG	03/31/14	(4,036)
USD	12,989	EUR	9,499	UBS AG	03/31/14	(122)
USD	15,086	EUR	10,919	UBS AG	03/31/14	15
USD	829,201	GBP	496,527	Credit Suisse AG	03/31/14	(2,091)
						(9,586)

FUTURES CONTRACTS

	Contracts Sold	Expiration Date	Underlying Face Amount at Value ($)	Unrealized Gain (Loss) ($)
12	U.S. Treasury 10-Year Notes	June 2014	1,494,375	(1,738)
5	U.S. Treasury Ultra Long Bonds	June 2014	717,969	(4,169)
			2,212,344	(5,907)

Notes to Schedule of Investments

ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GDR	-	Global Depositary Receipt
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
LOC	-	Letter of Credit
MTN	-	Medium Term Note
NVDR	-	Non-Voting Depositary Receipt
OJSC	-	Open Joint Stock Company
PIK	-	Payment in Kind
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security exempt from registration pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Directors. The aggregate value of these securities at the period end was $20,212,501, which represented 1.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Security is in default.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $80,169.

(6)	Final maturity date indicated, unless otherwise noted.

(7)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $450,000, which represented less than 0.05% of total net assets.

(8)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	690,160,188	205,901,032	—
Corporate Bonds	—	79,445,326	—
U.S. Treasury Securities	—	78,029,991	—
U.S. Government Agency Mortgage-Backed Securities	—	31,178,758	—
Municipal Securities	—	7,253,495	—
Commercial Mortgage-Backed Securities	—	6,185,978	—
Commercial Paper	—	5,998,976	—
Collateralized Mortgage Obligations	—	5,869,608	—
Exchange-Traded Funds	2,461,630	—	—
Sovereign Governments and Agencies	—	1,577,154	—
U.S. Government Agency Securities	—	1,297,299	—
Asset-Backed Securities	—	847,812	—
Preferred Stocks	—	129,800	—
Convertible Preferred Stocks	—	69,706	—
Temporary Cash Investments	9,548,667	—	—
	702,170,485	423,784,935	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15	—
Liabilities
Other Financial Instruments
Futures Contracts	(5,907)	—	—
Forward Foreign Currency Exchange Contracts	—	(9,601)	—
	(5,907)	(9,601)	—

3. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$897,374,910
Gross tax appreciation of investments	$235,737,165
Gross tax depreciation of investments	(7,156,655)
Net tax appreciation (depreciation) of investments	$228,580,510

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Global Allocation Fund

February 28, 2014

Global Allocation - Schedule of Investments
FEBRUARY 28, 2014 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 84.5%
INTERNATIONAL EQUITY FUNDS - 36.6%
Emerging Markets Fund Institutional Class	481,008	4,242,494
Global Gold Fund Institutional Class(2)	171,108	1,853,095
Global Real Estate Fund Institutional Class	690,034	7,645,578
International Growth Fund Institutional Class	1,007,529	13,903,902
		27,645,069
DOMESTIC EQUITY FUNDS - 22.5%
Core Equity Plus Fund Institutional Class	461,970	6,587,693
Heritage Fund Institutional Class	77,475	2,149,941
Large Company Value Fund Institutional Class	165,588	1,344,574
Mid Cap Value Fund Institutional Class	35,913	574,611
Select Fund Institutional Class	96,732	5,576,613
Small Company Fund Institutional Class	60,451	762,890
		16,996,322
INTERNATIONAL FIXED INCOME FUNDS - 13.2%
International Bond Fund Institutional Class	702,861	9,959,534
DOMESTIC FIXED INCOME FUNDS - 12.2%
Diversified Bond Fund Institutional Class	499,750	5,352,321
High-Yield Fund Institutional Class	613,670	3,847,708
		9,200,029
TOTAL MUTUAL FUNDS (Cost $57,784,940)		63,800,954
EXCHANGE-TRADED FUNDS - 12.7%
iShares S&P GSCI Commodity Indexed Trust(2)	171,118	5,645,183
PowerShares DB Agriculture Fund(2)	74,318	2,034,084
SPDR Gold Shares(2)	7,586	968,125
Sprott Physical Gold Trust(2)	87,835	970,137
TOTAL EXCHANGE-TRADED FUNDS (Cost $9,871,513)		9,617,529
TEMPORARY CASH INVESTMENTS - 4.7%
Repurchase Agreement, Bank of America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.75%, 2/28/18, valued at $747,663), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $733,875)		733,874
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 1.75% - 4.50%, 5/15/23 - 8/15/39, valued at $1,790,321), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,761,299)		1,761,296
Repurchase Agreement, Goldman Sachs & Co., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $1,047,824), in a joint trading account at 0.02%, dated 2/28/14, due 3/3/14 (Delivery value $1,026,945)		1,026,943
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,522,113)		3,522,113
TOTAL INVESTMENT SECURITIES - 101.9% (Cost $71,178,566)		76,940,596
OTHER ASSETS AND LIABILITIES - (1.9)%		(1,465,431)
TOTAL NET ASSETS - 100.0%		$75,475,165

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Gain (Loss) ($)
AUD	30,000	USD	26,964	Barclays Bank plc	04/10/14	(260)
AUD	20,000	USD	17,725	Westpac Group	04/10/14	78
USD	9,018	AUD	10,000	Deutsche Bank	04/10/14	117
USD	78,604	AUD	90,000	HSBC Holding plc	04/10/14	(1,508)
BRL	99,109	USD	41,078	Barclays Bank plc	04/10/14	796
BRL	35,351	USD	15,000	Barclays Bank plc	04/10/14	(64)
BRL	58,418	USD	24,289	Barclays Bank plc	04/10/14	393
USD	10,000	BRL	24,185	Barclays Bank plc	04/10/14	(218)
USD	15,000	BRL	35,177	Barclays Bank plc	04/10/14	138
USD	15,000	BRL	36,249	Barclays Bank plc	04/10/14	(315)
USD	40,000	BRL	97,508	Barclays Bank plc	04/10/14	(1,198)
CAD	38,740	USD	35,000	Barclays Bank plc	04/10/14	(46)
CAD	99,795	USD	90,000	Deutsche Bank	04/10/14	44
USD	40,000	CAD	43,728	Deutsche Bank	04/10/14	545
USD	15,000	CAD	16,557	Deutsche Bank	04/10/14	61
USD	40,000	CAD	44,240	Deutsche Bank	04/10/14	83
USD	100,464	CAD	110,227	HSBC Holding plc	04/10/14	1,007
CHF	22,407	USD	25,000	Barclays Bank plc	04/10/14	484
CHF	17,764	USD	20,000	Deutsche Bank	04/10/14	203
CHF	18,139	USD	20,605	Deutsche Bank	04/10/14	25
USD	40,000	CHF	36,043	Barclays Bank plc	04/10/14	(993)
USD	25,000	CHF	22,400	Deutsche Bank	04/10/14	(476)
CLP	13,232,105	USD	24,054	Barclays Bank plc	04/10/14	(481)
USD	24,913	CLP	13,258,990	Barclays Bank plc	04/10/14	1,292
USD	35,000	CLP	19,568,500	Barclays Bank plc	04/10/14	138
CNY	762,813	USD	125,000	Barclays Bank plc	04/10/14	(684)
CNY	213,546	USD	35,000	Barclays Bank plc	04/10/14	(198)
USD	35,000	COP	68,757,500	Barclays Bank plc	04/10/14	1,438
USD	20,000	COP	40,770,000	Barclays Bank plc	04/10/14	99
CZK	703,205	USD	35,000	Barclays Bank plc	04/10/14	534
CZK	1,308	USD	65	Deutsche Bank	04/10/14	1
USD	34,681	CZK	705,792	Barclays Bank plc	04/10/14	(984)
EUR	19,945	USD	27,127	Barclays Bank plc	04/10/14	403
EUR	20,000	USD	27,372	Barclays Bank plc	04/10/14	233
EUR	30,000	USD	41,439	Barclays Bank plc	04/10/14	(31)
EUR	25,000	USD	33,715	HSBC Holding plc	04/10/14	792
USD	61,154	EUR	44,749	Barclays Bank plc	04/10/14	(611)
USD	41,270	EUR	30,000	Barclays Bank plc	04/10/14	(138)
USD	68,569	EUR	50,000	Barclays Bank plc	04/10/14	(445)
USD	27,155	EUR	19,988	Barclays Bank plc	04/10/14	(434)
GBP	60,000	USD	97,756	Barclays Bank plc	04/10/14	2,689
GBP	15,000	USD	25,035	Deutsche Bank	04/10/14	76
GBP	20,000	USD	32,677	Deutsche Bank	04/10/14	805
GBP	10,003	USD	16,343	HSBC Holding plc	04/10/14	403
USD	16,576	GBP	10,000	Deutsche Bank	04/10/14	(164)
USD	16,708	GBP	10,000	Deutsche Bank	04/10/14	(33)
USD	24,854	GBP	15,000	Deutsche Bank	04/10/14	(257)
USD	24,785	GBP	14,966	Deutsche Bank	04/10/14	(269)

HUF	7,777,046	USD	35,000	Barclays Bank plc	04/10/14	(442)
HUF	8,946,012	USD	40,000	Barclays Bank plc	04/10/14	(248)
HUF	11,301,420	USD	50,000	Barclays Bank plc	04/10/14	219
HUF	4,365,423	USD	19,670	Deutsche Bank	04/10/14	(271)
USD	15,000	HUF	3,425,256	Barclays Bank plc	04/10/14	(220)
USD	15,000	HUF	3,382,700	Barclays Bank plc	04/10/14	(31)
USD	90,000	HUF	20,509,812	Deutsche Bank	04/10/14	(1,137)
USD	30,000	HUF	6,722,160	Deutsche Bank	04/10/14	129
USD	30,000	HUF	6,850,980	Deutsche Bank	04/10/14	(443)
USD	50,000	IDR	612,500,000	Westpac Group	04/10/14	(2,667)
ILS	105,630	USD	30,000	Barclays Bank plc	04/10/14	270
ILS	140,475	USD	40,000	Deutsche Bank	04/10/14	255
ILS	192,100	USD	55,000	Deutsche Bank	04/10/14	48
ILS	143,435	USD	41,110	UBS AG	04/10/14	(7)
USD	55,000	ILS	192,127	Deutsche Bank	04/10/14	(56)
INR	2,759,625	USD	44,201	UBS AG	04/10/14	36
INR	3,200,000	USD	50,000	Westpac Group	04/10/14	1,296
USD	35,000	INR	2,197,650	Barclays Bank plc	04/10/14	(229)
USD	38,874	INR	2,453,533	Barclays Bank plc	04/10/14	(456)
USD	4,914	INR	306,800	UBS AG	04/10/14	(4)
JPY	3,593,030	USD	35,000	Barclays Bank plc	04/10/14	312
JPY	3,583,160	USD	35,000	Barclays Bank plc	04/10/14	215
JPY	3,571,750	USD	35,000	Barclays Bank plc	04/10/14	103
JPY	2,558,375	USD	25,000	Deutsche Bank	04/10/14	143
USD	25,000	JPY	2,553,125	Deutsche Bank	04/10/14	(92)
USD	86,345	JPY	9,022,948	Westpac Group	04/10/14	(2,332)
KRW	42,964,000	USD	40,000	Westpac Group	04/10/14	17
USD	40,000	KRW	42,700,000	Westpac Group	04/10/14	229
USD	7	KRW	7,532	Westpac Group	04/10/14	—
MXN	200,310	USD	15,000	Barclays Bank plc	04/10/14	63
MXN	200,100	USD	15,000	Barclays Bank plc	04/10/14	47
MXN	651,613	USD	49,147	Barclays Bank plc	04/10/14	(148)
USD	40,000	MXN	531,116	Barclays Bank plc	04/10/14	62
USD	35,000	MXN	465,748	Barclays Bank plc	04/10/14	(23)
USD	15,000	MXN	201,120	Barclays Bank plc	04/10/14	(124)
MYR	167,225	USD	50,000	Westpac Group	04/10/14	962
USD	85,000	MYR	281,367	Barclays Bank plc	04/10/14	(747)
USD	35,000	MYR	117,492	Barclays Bank plc	04/10/14	(806)
NOK	339,964	USD	54,713	Barclays Bank plc	04/10/14	1,851
NOK	299,960	USD	50,000	Deutsche Bank	04/10/14	(92)
USD	55,000	NOK	341,110	Deutsche Bank	04/10/14	(1,755)
USD	25,000	NOK	153,458	Deutsche Bank	04/10/14	(533)
NZD	39,763	USD	33,414	Westpac Group	04/10/14	(168)
USD	32,810	NZD	40,000	Westpac Group	04/10/14	(635)
PHP	2,261,196	USD	49,850	Westpac Group	04/10/14	734
USD	50,000	PHP	2,263,850	Barclays Bank plc	04/10/14	(644)
PLN	169,374	USD	55,000	Barclays Bank plc	04/10/14	1,063
PLN	92,283	USD	29,996	Deutsche Bank	04/10/14	550
USD	20,000	PLN	60,725	Barclays Bank plc	04/10/14	(100)
USD	20,000	PLN	60,470	Deutsche Bank	04/10/14	(16)
USD	35,000	PLN	109,032	Deutsche Bank	04/10/14	(1,090)
USD	10,000	PLN	30,940	Deutsche Bank	04/10/14	(241)

RUB	4,302,427	USD	127,612	UBS AG	04/10/14	(8,684)
USD	20,000	RUB	680,070	Barclays Bank plc	04/10/14	1,201
USD	22,333	RUB	785,047	Barclays Bank plc	04/10/14	633
USD	69,455	RUB	2,341,675	UBS AG	04/10/14	4,726
USD	14,715	RUB	496,125	UBS AG	04/10/14	1,001
SEK	163,110	USD	25,125	Deutsche Bank	04/10/14	299
USD	15,000	SEK	97,087	Barclays Bank plc	04/10/14	(133)
USD	10,267	SEK	66,566	Deutsche Bank	04/10/14	(108)
USD	60,000	SGD	76,236	Deutsche Bank	04/10/14	(140)
TRY	22,013	USD	10,000	Barclays Bank plc	04/10/14	(154)
USD	40,000	TRY	90,095	Barclays Bank plc	04/10/14	(297)
USD	25,000	TRY	56,163	HSBC Holding plc	04/10/14	(120)
USD	40,027	TWD	1,201,000	Westpac Group	04/10/14	377
USD	25,000	TWD	752,125	Westpac Group	04/10/14	169
ZAR	108,610	USD	10,000	UBS AG	04/10/14	29
USD	30,000	ZAR	337,170	Barclays Bank plc	04/10/14	(1,136)
USD	19,487	ZAR	214,958	Deutsche Bank	04/10/14	(364)
USD	20,000	ZAR	220,593	HSBC Holding plc	04/10/14	(370)
						(7,154)

Notes to Schedule of Investments

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations in domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Mutual Funds	63,800,954	—	—
Exchange-Traded Funds	9,617,529	—	—
Temporary Cash Investments	—	3,522,113	—
	73,418,483	3,522,113	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	29,916	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(37,070)	—

3. Affiliated Company Transactions

Certain investments are funds within the American Century Investments family of funds, of which certain funds may be deemed to be under common control because of the same board of directors. A summary of transactions for each affiliated fund for the three months ended February 28, 2014 follows:

	November 30, 2013					February 28, 2014
Affiliated Fund	Share Balance	Purchase Cost ($)	Sales Cost ($)	Realized Gain (Loss) ($)	Distributions Received(1)($)	Share Balance	Market Value ($)
Emerging Markets Fund Institutional Class	467,395	494,770	389,505	(7,289)	—	481,008	4,242,494
Global Gold Fund Institutional Class(2)	162,785	602,149	999,463	(405,047)	—	171,108	1,853,095
Global Real Estate Fund Institutional Class	676,885	848,261	728,716	(12,601)	364,675	690,034	7,645,578
International Growth Fund Institutional Class	1,042,258	1,206,997	1,612,181	76,961	471,524	1,007,529	13,903,902
Core Equity Plus Fund Institutional Class	335,146	2,598,579	824,721	7,960	351,245	461,970	6,587,693
Heritage Fund Institutional Class	35,073	1,320,132	183,961	2,553	126,422	77,475	2,149,941
Large Company Value Fund Institutional Class	232,151	99,991	541,793	86,855	9,541	165,588	1,344,574
Mid Cap Value Fund Institutional Class	63,813	117,324	489,644	66,019	67,733	35,913	574,611
Select Fund Institutional Class	64,039	2,470,277	568,118	61,137	33,186	96,732	5,576,613
Small Company Fund Institutional Class	236,271	132,551	1,819,350	443,130	—	60,451	762,890
International Bond Fund Institutional Class	693,825	984,713	896,138	(40,096)	41,461	702,861	9,959,534
Diversified Bond Fund Institutional Class	549,269	572,452	1,151,519	(50,490)	88,067	499,750	5,352,321
High-Yield Fund Institutional Class	616,952	381,355	403,652	(2,031)	93,281	613,670	3,847,708
		$11,829,551	$10,608,761	$227,061	$1,647,135		$63,800,954
(1) Distributions received includes distributions from net investment income and from capital gains, if any.
(2) Non-income producing.

4. Federal Tax Information

As of February 28, 2014, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$72,067,251
Gross tax appreciation of investments	$5,457,421
Gross tax depreciation of investments	(584,076)
Net tax appreciation (depreciation) of investments	$4,873,345

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Strategic Asset Allocations, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	April 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	April 28, 2014

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	April 28, 2014